     As filed with the Securities and Exchange Commission on March 27, 2000
                                                       Registration No.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]

                      [  ] Pre-Effective Amendment No.
                     [  ] Post-Effective Amendment No.

                              North American Funds
               (Exact name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                                 (800) 872-8037
                        (Area Code and Telephone Number)

                            John I. Fitzgerald, Esq.
                                General Counsel
                              North American Funds
                              286 Congress Street
                          Boston, Massachusetts 02210
                                 (800) 872-8037
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

                               ----------------

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

                     Title of Securities Being Registered:
                Shares of Beneficial Interest ($.001 par value)

                               ----------------

   It is proposed that this filing will become effective on April 26, 2000 pursuant to Rule 488.

                               ----------------

   The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                     American General Large Cap Growth Fund
                      American General Mid Cap Growth Fund
                     American General Small Cap Growth Fund
                     American General Large Cap Value Fund
                      American General Mid Cap Value Fund
                     American General Small Cap Value Fund
                       American General Stock Index Fund
                      American General Mid Cap Index Fund
                         American General Balanced Fund
                   American General International Growth Fund
                   American General International Value Fund
                        American General Core Bond Fund
                      American General Domestic Bond Fund
                      American General Strategic Bond Fund
                      American General Municipal Bond Fund
                       American General Money Market Fund

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                 June 22, 2000

To the Shareholders:

   This is to notify you that a Special Meeting of Shareholders of the American General Large Cap Growth Fund, the American General Mid Cap Growth Fund, the American General Small Cap Growth Fund, the American General Large Cap Value Fund, the American General Mid Cap Value Fund, the American General Small Cap Value Fund, the American General Stock Index Fund, the American General Mid Cap Index Fund, the American General Balanced Fund, the American General International Growth Fund, the American General International Value Fund, the American General Core Bond Fund, the American General Domestic Bond Fund, the American General Strategic Bond Fund, the American General Municipal Bond Fund and the American General Money Market Fund, each a series of American General Series Portfolio Company 2, will be held on June 22, 2000, at 2:00 p.m., Central Time, in Meeting Room 1, Plaza Level, Woodson Tower, at The Variable Annuity Life Insurance Company, 2919 Allen Parkway, Houston, Texas 77019, for the following purposes:

 1. American General Large Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Large Cap Growth Fund by the North American Large Cap Growth Fund.

 2. American General Mid Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Mid Cap Growth Fund by the North American Mid Cap Growth Fund.

 3. American General Small Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Small Cap Growth Fund by the North American Small Cap Growth Fund.

 4. American General Large Cap Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Large Cap Value Fund by the North American Growth & Income Fund.

 5. American General Mid Cap Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Mid Cap Value Fund by the North American Mid Cap Value Fund.

 6. American General Small Cap Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Small Cap Value Fund by the North American Mid Cap Value Fund.

 7. American General Stock Index Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Stock Index Fund by the North American Stock Index Fund.

 8. American General Mid Cap Index Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Mid Cap Index Fund by the North American Stock Index Fund.

 9. American General Balanced Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Balanced Fund by the North American Balanced Fund.

10. American General International Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General International Growth Fund by the North American International Equity Fund.

11. American General International Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General International Value Fund by the North American International Equity Fund.

12. American General Core Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Core Bond Fund by the North American Core Bond Fund.

13. American General Domestic Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Domestic Bond Fund by the North American Core Bond Fund.

14. American General Strategic Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Strategic Bond Fund by the North American Strategic Income Fund.

15. American General Municipal Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Municipal Bond Fund by the North American Municipal Bond Fund.

16. American General Money Market Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Money Market Fund by the North American Money Market Fund.

17. To transact such other business as may properly come before the meeting.

   The Trustees have fixed the close of business on May 1, 2000 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By Order of the Board of Trustees

                                          Alice T. Kane, President

May 12, 2000


 WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                                                    May 12, 2000

                                                   COLUMN 2
   COLUMN 1                                        By and in exchange for
   Acquisition of the assets of:                   shares of:
   -----------------------------                   ---------------------------
   Large Cap Growth Fund.......................... Large Cap Growth Fund
   Mid Cap Growth Fund............................ Mid Cap Growth Fund
   Small Cap Growth Fund.......................... Small Cap Growth Fund
   Large Cap Value Fund........................... Growth & Income Fund
   Mid Cap Value Fund............................. Mid Cap Value Fund
   Small Cap Value Fund........................... Mid Cap Value Fund
   Stock Index Fund............................... Stock Index Fund
   Mid Cap Index Fund............................. Stock Index Fund
   Balanced Fund.................................. Balanced Fund
   International Growth Fund...................... International Equity Fund
   International Value Fund....................... International Equity Fund
   Core Bond Fund................................. Core Bond Fund
   Domestic Bond Fund............................. Core Bond Fund
   Strategic Bond Fund............................ Strategic Income Fund
   Municipal Bond Fund............................ Municipal Bond Fund
   Money Market Fund.............................. Money Market Fund

   each a series of                                each a series of

   American General Series Portfolio Company 2
   ("AGSPC2")                                      North American Funds
   2929 Allen Parkway                              286 Congress Street
   Houston, Texas 77019                            Boston, Massachusetts 02210
   1-877-999-2434                                  1-800-872-8037

   This Prospectus/Proxy Statement relates to the proposed mergers (the "Mergers") of the AGSPC2 Funds shown in Column 1 above, each an "Acquired Fund," and each a series of AGSPC2, into, respectively, the North American Funds shown in Column 2 above, each an "Acquiring Fund," and each a series of North American Funds. The Acquired Funds and the Acquiring Funds are referred to in this Prospectus/Proxy Statement as the "Funds." The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. This will be followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each proposed transaction, each shareholder of the Acquired Fund will receive in exchange for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares. This means that you may receive a different number of shares of the Acquiring Fund than the number of shares of the Acquired Fund that you held, but the total dollar value of your shares will remain the same.

   Because shareholders of the Acquired Funds are being asked to approve transactions that will result in their receiving shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund.

   This Prospectus/Proxy Statement explains concisely what you should know before investing in each Acquiring Fund. Please read it carefully and keep it for future reference.

   The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

  . the Statement of Additional Information, dated May , 2000, relating to this Prospectus/Proxy Statement (the "Merger SAI");

  . the current Prospectuses, dated March 1, 2000, as supplemented, of the Acquired Funds (the "AGSPC2 Prospectus");

  . the current Prospectus, dated March 1, 2000, of the Acquiring Funds relating to the relevant class of shares (the "North American Prospectus");

  . the current Statement of Additional Information, dated March 1, 2000, of the Acquired Funds (the "AGSPC2 SAI");

  . the current Statement of Additional Information, dated March 1, 2000, of the Acquiring Funds (the "North American SAI");

  . the Report of Independent Accountants and financial statements in respect of each Acquired Fund included in the Acquired Funds' Annual Report to Shareholders for the year ended October 31, 1999 (the "AGSPC2 Annual Report");

  . the Report of Independent Accountants and financial statements in respect of each Acquiring Fund included in the Acquiring Funds' Annual Report to Shareholders for the year ended October 31, 1999 (the "North American Annual Report").

This Prospectus/Proxy Statement is accompanied by a copy of the North American Prospectus. For a free copy of any or all of the Prospectuses, Statements of Additional Information, or Annual Reports referred to in the foregoing paragraph, please call 1-800-872-8037 or write to North American Funds at:

   North American Funds
   286 Congress Street
   Boston, MA 02210

   The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

   You can lose money by investing in the Acquiring Funds. The Acquiring Funds may not achieve their goals, and each of the Acquiring Funds is not intended as a complete investment program. An investment in the Acquiring Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

OVERVIEW OF MERGERS

   The following is a summary of certain background information relating to the proposed Mergers and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Merger SAI, the Prospectuses and SAIs of the Funds, and the Agreement and Plan of Reorganization, attached to this Prospectus/Proxy Statement as Appendix A, all of which have been incorporated by reference into this Prospectus/Proxy Statement. Shareholders should read this entire Prospectus/Proxy Statement carefully.

Introduction

   The Trustees of AGSPC2, on behalf of each Acquired Fund, and the Trustees of North American Funds, on behalf of each Acquiring Fund, have approved transactions involving, for each Acquired Fund and the corresponding Acquiring Fund, the Merger of the Acquired Fund into the Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the liquidation of the Acquired Fund.

Background and Reasons for Mergers

   The proposed Mergers are a part of a reorganization resulting from the acquisition by American General Corporation ("AGC") of substantially all of the outstanding shares of CypressTree Asset Management Corporation, Inc. ("CAM"), now named American General Asset Management Corp. ("AGAM"), the investment adviser to the Acquiring Funds.

   As described more fully below, the Trustees of AGSPC2 approved the Mergers based on a thorough examination of North American Funds and, among other things, a careful review of the investment capabilities, philosophy and performance of AGAM and the subadvisers. The Trustees of AGSPC2 unanimously recommend that shareholders of each Acquired Fund approve the Merger for such Fund. In reaching that conclusion, the Trustees considered that the Mergers generally offer shareholders the opportunity to pursue a similar investment objective in a larger Fund, which should offer economies of scale and opportunities for greater diversification of risk; that AGAM has estimated that the Mergers should result in Fund operating expenses that are sustainable at lower rates than the AGSPC2 Funds; and that AGC will be bearing the expense of the Mergers. In the case of the Mergers of certain Acquired Funds into the newly created North American Stock Index Fund and the North American Mid Cap Value Fund, the Trustees considered that the Funds would retain similar flexibility with respect to corporate governance and that all of the Funds would be governed under a single set of organizational documents following the Mergers. See "Proposals--Background and Reasons for the Proposed Mergers."

Investment Advisory Information

   AGAM serves as the investment adviser to each Acquiring Fund, other than the North American Mid Cap Value Fund and the North American Stock Index Fund, under an interim investment advisory agreement adopted pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended (the "1940 Act") that expires on August 7, 2000. Subject to approval by the shareholders of each applicable Acquiring Fund,* it is expected that AGAM will continue to serve as investment adviser to each Acquiring Fund. The North American Mid Cap Value Fund and the North American Stock Index Fund are newly created funds with AGAM as their investment adviser.

   AGAM has hired the following subadvisers to manage several of the Acquiring
Funds:


Founders Asset Management, LLC
  .  North American Large Cap Growth Fund

INVESCO Funds Group, Inc.
  .  North American Balanced Fund
  .  North American Mid Cap Growth Fund
--------
* Shareholder approval of the investment advisory agreements with AGAM is the subject of a separate proxy statement dated April , 2000, which will be
   mailed to North American Funds shareholders on or about April   , 2000. For
   a copy of this proxy statement, call 1-800-872-8037.

Credit Suisse Asset Management, LLC
  .  North American Small Cap Growth Fund

Wellington Management Company, LLP
  .  North American Growth & Income Fund

Neuberger Berman Management Inc. ("Neuberger Berman")
  .  North American Mid Cap Value Fund

Morgan Stanley Dean Witter Investment Management Inc.
  .  North American International Equity Fund

American General Investment Management, L.P. ("AGIM")
  .  North American Stock Index Fund
  .  North American Strategic Income Fund
  .  North American Core Bond Fund
  .  North American Municipal Bond Fund
  .  North American Money Market Fund

   AGIM serves as subadviser to these Funds under an interim investment advisory agreement adopted pursuant to Rule 15a-4 that expires on August 7, 2000. It is expected that, subject to the approval of the shareholders of the relevant Acquiring Funds,* AGIM will continue to serve as subadviser to these Acquiring Funds.

   The Variable Annuity Life Insurance Company ("VALIC") is the investment adviser to each Acquired Fund. VALIC makes investment decisions for and is directly responsible for the day-to-day management of the following Acquired
Funds:

  .  American General Mid Cap Index Fund
  .  American General Stock Index Fund
  .  American General Money Market Fund

   VALIC has hired subadvisers to manage several of the Acquired Funds:

AGIM
  .  American General Core Bond Fund
  .  American General Strategic Bond Fund
  .  American General Municipal Bond Fund
--------
* Shareholder approval of the investment subadvisory agreements with AGIM is the subject of a separate proxy statement dated April , 2000, which will be
   mailed to North American Funds shareholders on or about April   , 2000. For
   a copy of this proxy statement, call 1-800-872-8037.

Capital Guardian Trust Company
  .  American General International Value Fund
  .  American General Domestic Bond Fund
  .  American General Balanced Fund

Goldman Sachs Asset Management
  .  American General Large Cap Growth Fund

Jacobs Asset Management
  .  American General International Growth Fund

Brown Capital Management, Inc.
  .  American General Mid Cap Growth Fund

J.P. Morgan Investment Management, Inc.
  .  American General Small Cap Growth Fund

State Street Bank & Trust Company/State Street Global Advisors
  .  American General Large Cap Value Fund

Neuberger Berman
  .  American General Mid Cap Value Fund

Fiduciary Management Associates, Inc.
  .  American General Small Cap Value Fund.

   Approval by shareholders of a Merger will effectively change the adviser and subadvisers of the Acquired Fund. However, the Acquiring Funds have investment objectives and policies that are generally similar to the corresponding Acquired Funds, and these objectives, policies and certain differences are explained further below under "Comparison of Investment Objectives, Policies, Restrictions and Risks."

Overview of the Acquired Funds and the Acquiring Funds

   Each of the Acquired Funds and the Acquiring Funds offers Class A and Class B shares. Each of the Acquired Funds offers Institutional Class I shares except the American General Stock Index Fund, the American General Mid Cap Index Fund and the American General Municipal Bond Fund. Institutional Class I shares are currently offered by all of the Acquiring Funds except the North American Municipal Bond Fund. Institutional Class II shares of the Acquired Funds and the Acquiring

Funds are offered by the North American Core Bond Fund only. The Class A, Class B, Institutional Class I and Institutional Class II Merger Shares have similar characteristics to the corresponding classes of the Acquired Funds.

Class A Shares

  . Both the Acquiring Funds' and the Acquired Funds' Class A shares are generally sold subject to a front-end sales load of up to 5.75%.

  . Class A shares of the Acquiring Funds and the Acquired Funds are generally not subject to a contingent deferred sales charge ("CDSC"), except for purchases without a sales load of $1 million or more if redeemed within:

                                                              Acquiring Acquired
                                                                Fund      Fund
                                                              --------- --------
1 year.......................................................      1%       1%
2 years......................................................      0%     0.5%

  . Class A shares of the Funds are subject to distribution and servicing fees of up to the following annual rates:

     Acquiring Fund............ 0.35%
     Acquired Fund............. 0.25%

Class B Shares

  . Class B shares of both the Acquiring Funds and the Acquired Funds are sold at net asset value, without an initial sales charge, but subject to a CDSC of up to 5.00% at declining rates if redeemed within six years of purchase as follows:

                                                     6 or
     Year                1    2    3    4    5    6  more
     ----              ---  ---  ---  ---  ---  ---  ----
     Acquired Funds..    5%   4%   3%   2%   1%   0%  0%
     Acquiring
       Funds.........    5%   5%   4%   3%   2%   1%  0%

  . Class B shares of both the Acquiring Funds and Acquired Funds are subject to distribution and servicing fees at an aggregate annual rate of 1.00% of assets attributable to Class B shares.

  . Class B shares generally convert automatically to Class A shares as follows:

                      Acquiring Acquired
                        Fund      Fund
                      --------- --------
     Years after
      purchase.......     8        6

Institutional Class I and Institutional Class II Shares

  . Institutional Class I and Institutional Class II shares of the Acquiring Funds and the Acquired Funds are sold without a front-end sales load or a CDSC.

  . Institutional Class I and Institutional Class II shares of the Funds are not subject to servicing and distribution fees.

  . Institutional Class I shares are subject to a 0.25% administrative services fee.

   As a result of each proposed Merger, each Acquired Fund will receive a number of Class A, Class B, Institutional Class I and Institutional Class II Merger Shares of the relevant Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund. Following the transfer, (i) the Acquired Fund will distribute to each of its Class A, Class B, Institutional Class I and Institutional Class II shareholders a number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares of the relevant Acquiring Fund equal in value to the aggregate value of the shareholder's Class A, Class B, Institutional Class I and Institutional Class II Acquired Fund shares, as the case may be, and (ii) the Acquired Fund will be liquidated.

   You will not be charged a front-end sales load on the issuance of the Merger Shares or a CDSC on the exchange of Acquired Fund shares for Merger Shares. If you receive Class B Merger Shares, they will convert to Class A shares of the relevant Acquiring Fund six years after the date you originally purchased the Acquired Fund shares (so that the conversion of such shares will effectively be unchanged by the Mergers). You will be charged a CDSC on redemption of the Merger Shares to the same extent as you would have been charged on redemption of the Acquired Fund shares. In other words, the Merger Shares will be treated as having been purchased on the date on which you originally purchased the Acquired Fund shares and at the price (adjusted to reflect the Merger) you originally paid for the Acquired Fund shares. See the North American Prospectus for more information about the characteristics of Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquiring Funds.

Operating Expenses

   As the following tables suggest, because the Acquired Funds are currently subject to fee waivers and expense reimbursements that VALIC believes are unlikely to be sustainable, the Mergers are generally expected to result in sustainable expense levels that, while higher than the net expenses of the Acquired Funds, are lower than the expenses that would have been borne absent such fee waivers and expense reimbursements. See "Proposals--Background and Reasons for the Proposed Mergers." Of course, there can be no assurance that the Mergers will result in expense savings for shareholders. These tables summarize, for Class A, Class B, Institutional Class I and Institutional Class II shares, as applicable, expenses

  . that each Acquired Fund incurred in its fiscal year ended October 31, 1999;

  . that each Acquiring Fund incurred in its fiscal year ended October 31, 1999;* and

  . that each Acquiring Fund would have incurred in its most recent fiscal year after giving effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year (based on asset levels as of December 31, 1999).*

The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each Acquired Fund, each Acquiring Fund and each Acquiring Fund on a pro forma basis, over specified periods. By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples may help you compare the costs of investing in each Fund with the costs of investing in other mutual funds.
--------
* For the North American Mid Cap Value Fund and the North American Stock Index Fund, which have no operating history, expenses shown are estimates for the current fiscal year.

Shareholder Fees*
                                            Acquired   Acquiring   Pro Forma
                                              Fund       Fund      Combined**
                                            --------   ---------   ----------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price)
  Equity Funds/1/
    Class A................................   5.75%      5.75%        5.75%
    Class B................................   None       None         None
  Other Funds except Money Market Funds
    Class A................................   4.75%      4.75%        4.75%
    Class B................................   None       None         None
  Money Market Funds
    Class A................................   None       None         None
    Class B................................   None       None         None

Maximum Deferred Sales Charge (as a
 percentage of original purchase price or
 redemption price, whichever is lower)
  Other Funds except Money Market Funds
    Class A................................   1.00%/2/   1.00%/3/     1.00%/2/
    Class B................................   5.00%/4/   5.00%/5/     5.00%/4/
  Money Market Funds
    Class A................................   None       None         None
    Class B................................   5.00%/4/   None         5.00%/4/

--------
* Institutional Class I and Institutional Class II shares are not subject to a front-end sales load or CDSC.
** With respect to Merger Shares.
/1/For the Acquired Funds, includes all Funds except American General Core Bond
  Fund, American General Domestic Bond Fund, American General Strategic Bond Fund, American General Municipal Bond Fund and American General Money Market Fund. For the Acquiring Funds, includes all Funds except North American Core Bond Fund, North American Strategic Income Fund, North American Municipal Bond Fund and North American Money Market Fund.
/2/Purchases of $1 million or more of Acquired Fund shares which are redeemed within 1 year will be charged a 1% CDSC, and purchases redeemed within 2 years will be charged a 0.50% CDSC.
/3/Purchases of $1 million or more of Acquiring Fund shares which are redeemed within 1 year will be charged a 1% CDSC.
/4/A CDSC is imposed on the proceeds of Acquired Fund Class B shares redeemed within 5 years, subject to certain exceptions, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.
/5/A CDSC is imposed on the proceeds of Acquiring Fund Class B shares redeemed within 6 years, subject to certain exceptions, and declines from 5% in the first two years that shares are held, to 4% in the third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                          Large Cap Growth Large Cap Growth  Large Cap Growth
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.55%            0.90%             0.90%
 Class B.................       0.55%            0.90%             0.90%
 Institutional Class I...       0.55%             --               0.90%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.23%            0.65%             0.57%
 Class B.................       0.79%            0.62%             0.57%
 Institutional Class I...       1.63%             --               0.82%

Total Fund Operating
 Expenses
 Class A.................       2.03%            1.90%(1)          1.82%(1)
 Class B.................       2.34%            2.52%(1)          2.47%(1)
 Institutional Class I...       2.18%             --               1.72%(1)

Expense
 Waiver/Reimbursement
 Class A.................       0.93%             --                --
 Class B.................       0.49%             --                --
 Institutional Class I...       1.20%             --                --

Net Expenses
 Class A.................       1.10%            1.90%(1)          1.82%(1)
 Class B.................       1.85%            2.52%(1)          2.47%(1)
 Institutional Class I...       0.98%             --               1.72%(1)

--------
*  With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit Fund operating expenses to the annual rates of 1.77% for Class A shares and 2.42% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.67% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                                 Pro Forma
                            Current Expenses Current Expenses     Expenses
                            American General  North American   North American
                            Large Cap Growth Large Cap Growth Large Cap Growth
                                  Fund             Fund            Fund*
                            ---------------- ---------------- ----------------
Class A
 1 year....................      $  681           $  757           $  749
 3 years...................      $  901           $1,138           $1,115
 5 years...................      $1,146           $1,542           $1,504
 10 years..................      $1,838           $2,669           $2,589

Class B (assuming
 redemption at end of
 period)
 1 year....................      $  668           $  755           $  747
 3 years...................      $  882           $1,185           $1,161
 5 years...................      $1,101           $1,540           $1,501
 10 years..................      $1,784(1)        $2,701(2)        $2,495(1)

Class B (assuming no
 redemption)
 1 year....................      $  188           $  255           $  247
 3 years...................      $  582           $  785           $  761
 5 years...................      $1,002           $1,340           $1,301
 10 years..................      $1,784(1)        $2,701(2)        $2,495(1)

Institutional Class I
 1 year....................      $  100              --            $  172
 3 years...................      $  312              --            $  533
 5 years...................      $  542              --            $  918
 10 years..................      $1,201              --            $1,998

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                           Current Expenses    Current Expenses  Pro Forma Expenses
                         American General Mid North American Mid North American Mid
                           Cap Growth Fund     Cap Growth Fund    Cap Growth Fund*
                         -------------------- ------------------ ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A................         0.65%               0.93%              0.93%
 Class B................         0.65%               0.93%              0.93%
 Institutional Class I..         0.65%                --                0.93%

12b-1 Fees
 Class A................         0.25%               0.35%              0.35%
 Class B................         1.00%               1.00%              1.00%
 Institutional Class I..         None                 --                None

Other Expenses
 Class A................         1.46%               0.61%              0.54%
 Class B................         1.09%               0.61%              0.54%
 Institutional Class I..         1.18%                --                0.79%

Total Fund Operating
 Expenses
 Class A................         2.36%               1.89%(1)           1.82%(1)
 Class B................         2.74%               2.54%(1)           2.47%(1)
 Institutional Class I..         1.83%                --                1.72%(1)

Expense
 Waiver/Reimbursement
 Class A................         1.32%                --                 --
 Class B................         0.95%                --                 --
 Institutional Class I..         0.91%                --                 --

Net Expenses
 Class A................         1.04%               1.89%(1)           1.82%(1)
 Class B................         1.79%               2.54%(1)           2.47%(1)
 Institutional Class I..         0.92%                --                1.72%(1)

--------
*  With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.78% for Class A shares and 2.43% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.68% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                           Current Expenses    Current Expenses  Pro Forma Expenses
                         American General Mid North American Mid North American Mid
                           Cap Growth Fund     Cap Growth Fund    Cap Growth Fund*
                         -------------------- ------------------ ------------------
Class A
 1 year.................        $  675              $  756             $  749
 3 years................        $  887              $1,135             $1,115
 5 years................        $1,117              $1,538             $1,504
 10 years...............        $1,777              $2,669             $2,589

Class B (assuming
 redemption at end of
 period)
 1 year.................        $  682              $  757             $  750
 3 years................        $  863              $1,191             $1,170
 5 years................        $1,070              $1,550             $1,516
 10 years...............        $1,719(1)           $2,714(2)          $2,495(1)

Class B (assuming no
 redemption)
 1 year.................        $  182              $  257             $  250
 3 years................        $  564              $  791             $  770
 5 years................        $  971              $1,350             $1,316
 10 years...............        $1,719(1)           $2,714(2)          $2,495(1)

Institutional Class I
 1 year.................        $   94                 --              $  175
 3 years................        $  293                 --              $  542
 5 years................        $  509                 --              $  933
 10 years...............        $1,131                 --              $2,030

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                          Small Cap Growth Small Cap Growth  Small Cap Growth
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.85%            0.95%             0.95%
 Class B.................       0.85%            0.95%             0.95%
 Institutional Class I...       0.85%             --               0.95%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.34%            5.66%             0.59%
 Class B.................       0.98%            5.63%             0.59%
 Institutional Class I...       1.57%             --               0.84%

Total Fund Operating
 Expenses
 Class A.................       2.44%            6.96%(1)          1.89%(1)
 Class B.................       2.83%            7.58%(1)          2.54%(1)
 Institutional Class I...       2.42%             --               1.79%(1)

Expense
 Waiver/Reimbursement
 Class A.................       1.04%             --                --
 Class B.................       0.68%             --                --
 Institutional Class I...       1.14%             --                --

Net Expenses
 Class A.................       1.40%            6.96%(1)          1.89%(1)
 Class B.................       2.15%            7.58%(1)          2.54%(1)
 Institutional Class I...       1.28%             --               1.79%(1)

--------
*  With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.82% for Class A shares and 2.47% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.72% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                                 Pro Forma
                            Current Expenses Current Expenses     Expenses
                            American General  North American   North American
                            Small Cap Growth Small Cap Growth Small Cap Growth
                                  Fund             Fund            Fund*
                            ---------------- ---------------- ----------------
Class A
 1 year....................      $  709           $1,225           $  756
 3 years...................      $  993           $2,486           $1,135
 5 years...................      $1,298           $3,698           $1,538
 10 years..................      $2,163           $6,527           $2,659

Class B (assuming
 redemption at end of
 period)
 1 year....................      $  732           $1,248           $  757
 3 years...................      $1,000           $2,587           $1,191
 5 years...................      $1,270           $3,733           $1,550
 10 years..................      $2,085(1)        $6,573(2)        $2,567(1)

Class B (assuming no
 redemption)
 1 year....................      $  218           $  748           $  257
 3 years...................      $  673           $2,187           $  791
 5 years...................      $1,155           $3,753           $1,350
 10 years..................      $2,085(1)        $6,573(2)        $2,567(1)

Institutional Class I
 1 year....................      $  130              --            $  182
 3 years...................      $  406              --            $  563
 5 years...................      $  703              --            $  970
 10 years..................      $1,540              --            $2,105


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                                Current
                           Current Expenses    Expenses     Pro Forma Expenses
                           American General North American    North American
                           Large Cap Value  Growth & Income  Growth & Income
                                 Fund             Fund            Fund*
                           ---------------- --------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A..................       0.50%           0.67%             0.73%
 Class B..................       0.50%           0.67%             0.73%
 Institutional Class I....       0.50%            --               0.73%

12b-1 Fees
 Class A..................       0.25%           0.35%             0.35%
 Class B..................       1.00%           1.00%             1.00%
 Institutional Class I....       None             --               None

Other Expenses
 Class A..................       1.38%           0.47%             0.31%
 Class B..................       0.98%           0.46%             0.31%
 Institutional Class I....       1.79%            --               0.56%

Total Fund Operating
 Expenses
 Class A..................       2.13%           1.49%(1)          1.39%(1)
 Class B..................       2.48%           2.13%(1)          2.04%(1)
 Institutional Class I....       2.29%            --               1.29%(1)

Expense
 Waiver/Reimbursement
 Class A..................       1.08%            --                --
 Class B..................       0.68%            --                --
 Institutional Class I....       1.36%            --                --

Net Expenses
 Class A..................       1.05%           1.49%(1)          1.39%(1)
 Class B..................       1.80%           2.13%(1)          2.04%(1)
 Institutional Class I....       0.93%            --               1.29%(1)

--------
 * With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.46% for Class A shares and 2.11% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.36% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                Current
                           Current Expenses    Expenses     Pro Forma Expenses
                           American General North American    North American
                           Large Cap Value  Growth & Income  Growth & Income
                                 Fund            Fund             Fund*
                           ---------------- --------------- ------------------
Class A
 1 year...................      $  676          $  718            $  709
 3 years..................      $  890          $1,019            $  993
 5 years..................      $1,122          $1,341            $1,297
 10 years.................      $1,788          $2,252            $2,158

Class B (assuming
 redemption at end of
 period)
 1 year...................      $  699          $  716            $  707
 3 years..................      $  897          $1,057            $1,040
 5 years..................      $1,093          $1,344            $1,298
 10 years.................      $1,708(1)       $2,297(2)         $2,045(1)

Class B (assuming no
 redemption)
 1 year...................      $  183          $  216            $  207
 3 years..................      $  567          $  667            $  640
 5 years..................      $  976          $1,144            $1,098
 10 years.................      $1,708(1)       $2,297(2)         $2,045(1)

Institutional Class I
 1 year...................      $   95             --             $  131
 3 years..................      $  296             --             $  409
 5 years..................      $  515             --             $  708
 10 years.................      $1,143             --             $1,556


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                        Current   Current  Current  Pro Forma
                                        Expenses Expenses  Expenses Expenses
                                        American American   North     North
                                        General   General  American American
                                        Mid Cap  Small Cap Mid Cap   Mid Cap
                                         Value     Value    Value     Value
                                          Fund      Fund     Fund     Fund*
                                        -------- --------- -------- ---------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)

Management Fees
 Class A...............................   0.75%    0.75%     0.90%    0.90%
 Class B...............................   0.75%    0.75%     0.90%    0.90%
 Institutional Class I.................   0.75%    0.75%      --      0.90%

12b-1 Fees
 Class A...............................   0.25%    0.25%     0.35%    0.35%
 Class B...............................   1.00%    1.00%     1.00%    1.00%
 Institutional Class I.................   None     None       --      None

Other Expenses
 Class A...............................   1.43%    1.61%     0.60%    0.60%
 Class B...............................   1.02%    1.33%     0.60%    0.60%
 Institutional Class I.................   1.76%    1.93%      --      0.60%

Total Fund Operating Expenses
 Class A...............................   2.43%    2.61%     1.85%    1.85%(1)
 Class B...............................   2.77%    3.08%     2.50%    2.50%(1)
 Institutional Class I.................   2.51%    2.68%      --      1.75%(1)

Expense Waiver/Reimbursement
 Class A...............................   1.14%    1.38%      --       --
 Class B...............................   0.73%    1.10%      --       --
 Institutional Class I.................   1.34%    1.57%      --       --

Net Expenses
 Class A...............................   1.29%    1.23%     1.85%    1.85%(1)
 Class B...............................   2.04%    1.98%     2.50%    2.50%(1)
 Institutional Class I.................   1.17%    1.11%      --      1.75%(1)

--------
 * With respect to Merger Shares.

(1) AGAM expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.78% for Class A shares, 2.43% for Class B shares and 1.68% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                         Current Expenses Current Expenses Current Expenses Pro Forma Expenses
                         American General American General  North American    North American
                          Mid Cap Value   Small Cap Value   Mid Cap Value     Mid Cap Value
                               Fund             Fund             Fund             Fund*
                         ---------------- ---------------- ---------------- ------------------
Class A
 1 year.................      $  699           $  693           $  752            $  752
 3 years................      $  961           $  943           $1,123            $1,123
 5 years................      $1,242           $1,213           $1,518            $1,518
 10 years...............      $2,042           $1,983           $2,619            $2,619

Class B (assuming
 redemption at end of
 period)
 1 year.................      $  707           $  701           $  753            $  753
 3 years................      $  940           $  921           $1,179            $1,179
 5 years................      $1,198           $1,164           $1,531            $1,531
 10 years...............      $1,990(1)        $1,925(1)        $2,673(2)         $2,525(1)

Class B (assuming no
 redemption)
 1 year.................      $  207           $  201           $  253            $  253
 3 years................      $  640           $  622           $  779            $  779
 5 years................      $1,099           $1,068           $1,331            $1,331
 10 years...............      $1,990(1)        $1,925(1)        $2,673(2)         $2,525(1)

Institutional Class I
 1 year.................      $  119           $  113           $  --             $  178
 3 years................      $  372           $  353           $  --             $  551
 5 years................      $  644           $  612           $  --             $  949
 10 years...............      $1,420           $1,352           $  --             $2,062


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                Current      Current      Current    Pro Forma
                               Expenses     Expenses     Expenses    Expenses
                               American     American       North       North
                                General      General     American    American
                              Stock Index Mid Cap Index Stock Index Stock Index
                                 Fund          Fund         Fund       Fund*
                              ----------- ------------- ----------- -----------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of average
 net assets)

Management Fees
 Class A....................     0.27%        0.28%        0.27%       0.27%
 Class B....................     0.27%        0.28%        0.27%       0.27%

12b-1 Fees
 Class A....................     0.25%        0.25%        0.35%       0.35%
 Class B....................     1.00%        1.00%        1.00%       1.00%

Other Expenses
 Class A....................     1.01%        1.14%        0.66%       0.66%
 Class B....................     0.71%        1.01%        0.66%       0.66%

Total Fund Operating
 Expenses
 Class A....................     1.53%        1.67%        1.28%       1.28%(1)
 Class B....................     1.98%        2.29%        1.93%       1.93%(1)

Expense Waiver/Reimbursement
 Class A....................     0.71%        0.84%         --          --
 Class B....................     0.41%        0.71%         --          --

Net Expenses
 Class A....................     0.82%        0.83%        1.28%       1.28%(1)
 Class B....................     1.57%        1.58%        1.93%       1.93%(1)

--------
 * With respect to Merger Shares.

(1) AGAM expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.00% for Class A shares and 1.65% for Class B shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                             Current       Current      Current     Pro Forma
                            Expenses      Expenses     Expenses     Expenses
                            American      American       North        North
                             General       General     American     American
                           Stock Index  Mid Cap Index Stock Index  Stock Index
                              Fund           Fund         Fund        Fund*
                           -----------  ------------- -----------  -----------
Class A
 1 year...................   $  654        $  655       $   698      $  698
 3 years..................   $  822        $  825       $   958      $  958
 5 years..................   $1,005        $1,010       $ 1,237      $1,237
 10 years.................   $1,534        $1,545       $ 2,031      $2,031

Class B (assuming
 redemption at end of
 period)
 1 year...................   $  660        $  661       $   696      $  696
 3 years..................   $  796        $  779       $ 1,006      $1,006
 5 years..................   $  955        $  960       $ 1,242      $1,242
 10 years.................   $1,474(1)     $1,485(1)    $ 2,083(2)   $1,925(1)

Class B (assuming no
 redemption)
 1 year...................   $  160        $  161       $   196      $  196
 3 years..................   $  496        $  499       $   606      $  606
 5 years..................   $  856        $  861       $ 1,042      $1,042
 10 years.................   $1,474(1)     $1,485(1)    $ 2,083(2)   $1,925(1)

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Balanced Fund    Balanced Fund     Balanced Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.80%            0.75%             0.78%
 Class B.................       0.80%            0.75%             0.78%
 Institutional Class I...       0.80%             --               0.78%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.42%            0.50%             0.40%
 Class B.................       0.96%            0.50%             0.40%
 Institutional Class I...       1.77%             --               0.65%

Total Fund Operating
 Expenses
 Class A.................       2.47%            1.60%(1)          1.53%(1)
 Class B.................       2.76%            2.25%(1)          2.18%(1)
 Institutional Class I...       2.57%             --               1.43%(1)

Expense
 Waiver/Reimbursement
 Class A.................       1.40%             --                --
 Class B.................       0.94%             --                --
 Institutional Class I...       1.62%             --                --

Net Expenses
 Class A.................       1.07%            1.60%(1)          1.53%(1)
 Class B.................       1.82%            2.25%(1)          2.18%(1)
 Institutional Class I...       0.95%             --               1.43%(1)

--------
 * With respect to Merger Shares.
 (1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.51% for Class A shares and 2.16% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.41% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Balanced Fund    Balanced Fund     Balanced Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  678           $  728            $  722
 3 years.................      $  896           $1,051            $1,031
 5 years.................      $1,132           $1,396            $1,361
 10 years................      $1,810           $2,368            $2,294

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  685           $  728            $  721
 3 years.................      $  873           $1,103            $1,082
 5 years.................      $1,085           $1,405            $1,369
 10 years................      $1,752(1)        $2,419(2)         $2,195(1)

Class B (assuming no
 redemption)
 1 year..................      $  185           $  228            $  221
 3 years.................      $  573           $  703            $  682
 5 years.................      $  986           $1,205            $1,169
 10 years................      $1,752(1)        $2,419(2)         $2,195(1)

Institutional Class I
 1 year..................      $   97              --             $  146
 3 years.................      $  303              --             $  452
 5 years.................      $  525              --             $  782
 10 years................      $1,166              --             $1,713


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                            Current       Current       Current      Pro Forma
                           Expenses      Expenses      Expenses      Expenses
                           American      American        North         North
                            General       General      American      American
                         International International International International
                          Growth Fund   Value Fund    Equity Fund  Equity Fund*
                         ------------- ------------- ------------- -------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A................     0.90%         1.00%         0.90%         0.90%
 Class B................     0.90%         1.00%         0.90%         0.90%
 Institutional Class I..     0.90%         1.00%          --           0.90%

12b-1 Fees
 Class A................     0.25%         0.25%         0.35%         0.35%
 Class B................     1.00%         1.00%         1.00%         1.00%
 Institutional Class I..     None          None           --           None

Other Expenses
 Class A................     1.53%         1.40%         0.73%         0.66%
 Class B................     1.25%         1.06%         0.73%         0.66%
 Institutional Class I..     1.85%         1.68%          --           0.91%

Total Fund Operating
 Expenses
 Class A................     2.68%         2.65%         1.98%(1)      1.91%(1)
 Class B................     3.15%         3.06%         2.63%(1)      2.56%(1)
 Institutional Class I..     2.75%         2.68%          --           1.81%(1)

Expense
 Waiver/Reimbursement
 Class A................     1.28%         1.36%          --            --
 Class B................     1.00%         1.02%          --            --
 Institutional Class I..     1.47%         1.51%          --            --

Net Expenses
 Class A................     1.40%         1.29%         1.98%(1)      1.91%(1)
 Class B................     2.15%         2.04%         2.63%(1)      2.56%(1)
 Institutional Class I..     1.28%         1.17%          --           1.81%(1)

--------
 * With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.90% for Class A shares and 2.55% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.80% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                            Current       Current       Current      Pro Forma
                           Expenses      Expenses      Expenses      Expenses
                           American      American        North         North
                            General       General      American      American
                         International International International International
                          Growth Fund   Value Fund    Equity Fund  Equity Fund*
                         ------------- ------------- ------------- -------------
Class A
 1 year.................    $  709        $  699        $  764        $  758
 3 years................    $  993        $  961        $1,161        $1,141
 5 years................    $1,298        $1,243        $1,581        $1,547
 10 years...............    $2,163        $2,047        $2,749        $2,679

Class B (assuming
 redemption at end of
 period)
 1 year.................    $  718        $  707        $  766        $  759
 3 years................    $  973        $  940        $1,217        $1,196
 5 years................    $1,254        $1,198        $1,595        $1,560
 10 years...............    $2,107(1)     $1,990(1)     $2,803(2)     $2,587(1)

Class B (assuming no
 redemption)
 1 year.................    $  218        $  207        $  266        $  259
 3 years................    $  673        $  640        $  817        $  796
 5 years................    $1,155        $1,099        $1,395        $1,360
 10 years...............    $2,107(1)     $1,990(1)     $2,803(2)     $2,587(1)

Institutional Class I
 1 year.................    $  130        $  119           --         $  183
 3 years................    $  406        $  372           --         $  566
 5 years................    $  702        $  644           --         $  975
 10 years...............    $1,545        $1,420           --         $2,116


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                 Current     Current     Current    Pro Forma
                                Expenses    Expenses    Expenses    Expenses
                                American    American      North       North
                                 General     General    American    American
                                Core Bond Domestic Bond Core Bond   Core Bond
                                  Fund        Fund        Fund        Fund*
                                --------- ------------- ---------   ---------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average
 net assets)

Management Fees
 Class A.......................   0.48%       0.60%       0.60%       0.60%
 Class B.......................   0.48%       0.60%       0.60%       0.60%
 Institutional Class I.........   0.48%       0.60%        --         0.60%
 Institutional Class II........   0.48%       0.60%        --         0.60%

12b-1 Fees
 Class A.......................   0.25%       0.25%       0.35%       0.35%
 Class B.......................   1.00%       1.00%       1.00%       1.00%
 Institutional Class I.........   None        None         --         None
 Institutional Class II........   None        None         --         None

Other Expenses
 Class A.......................   0.86%       1.45%       0.75%       0.44%
 Class B.......................   0.74%       0.95%       0.79%       0.44%
 Institutional Class I.........   1.29%       1.50%        --         0.69%
 Institutional Class II........   0.57%       1.63%        --         0.44%

Total Fund Operating Expenses
 Class A.......................   1.59%       2.30%       1.70%(1)    1.39%(1)
 Class B.......................   2.22%       2.55%       2.39%(1)    2.04%(1)
 Institutional Class I.........   1.77%       2.10%        --         1.29%(1)
 Institutional Class II........   1.05%       2.23%        --         1.04%(1)

Expense Waiver/Reimbursement
 Class A.......................   0.54%       1.27%        --          --
 Class B.......................   0.42%       0.77%        --          --
 Institutional Class I.........   0.84%       1.19%        --          --
 Institutional Class II........   0.37%       1.57%        --          --

Net Expenses
 Class A.......................   1.05%       1.03%       1.70%(1)    1.39%(1)
 Class B.......................   1.80%       1.78%       2.39%(1)    2.04%(1)
 Institutional Class I.........   0.93%       0.91%        --         1.29%(1)
 Institutional Class II........   0.68%       0.66%        --         1.04%(1)

--------
 * With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.30% for Class A shares and 1.95% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.20% for Institutional Class I shares and 0.95% for Institutional Class II shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                               Current       Current     Current    Pro Forma
                              Expenses      Expenses    Expenses    Expenses
                              American      American      North       North
                               General       General    American    American
                              Core Bond   Domestic Bond Core Bond   Core Bond
                                Fund          Fund        Fund        Fund*
                              ---------   ------------- ---------   ---------
Class A
 1 year......................  $  577        $  575      $  640      $  610
 3 years.....................  $  793        $  787      $  985      $  894
 5 years.....................  $1,028        $1,017      $1,354      $1,199
 10 years....................  $1,701        $1,675      $2,388      $2,064

Class B (assuming redemption
 at end of period)
 1 year......................  $  683        $  681      $  742      $  707
 3 years.....................  $  866        $  860      $1,145      $1,040
 5 years.....................  $1,075        $1,064      $1,475      $1,298
 10 years....................  $1,730(1)     $1,708(1)   $2,552(2)   $2,043(1)

Class B (assuming no
 redemption)
 1 year......................  $  183        $  181      $  242      $  207
 3 years.....................  $  567        $  561      $  745      $  640
 5 years.....................  $  976        $  965      $1,275      $1,098
 10 years....................  $1,730(1)     $1,708(1)   $2,552(2)   $2,043(1)

Institutional Class I
 1 year......................  $   95        $   93         --       $  131
 3 years.....................  $  296        $  290         --       $  409
 5 years.....................  $  515        $  504         --       $  708
 10 years....................  $1,143        $1,120         --       $1,556

Institutional Class II
 1 year......................  $   69        $   67         --       $  106
 3 years.....................  $  218        $  211         --       $  331
 5 years.....................  $  379        $  368         --       $  574
 10 years....................  $  847        $  822         --       $1,267

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Strategic Bond  Strategic Income  Strategic Income
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.60%            0.74%             0.75%
 Class B.................       0.60%            0.74%             0.75%
 Institutional Class I...       0.60%             --               0.75%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.63%            0.58%             0.50%
 Class B.................       1.48%            0.58%             0.50%
 Institutional Class I...       1.90%             --               0.75%

Total Fund Operating
 Expenses
 Class A.................       2.48%            1.67%(1)          1.60%(1)
 Class B.................       3.08%            2.32%(1)          2.25%(1)
 Institutional Class I...       2.50%             --               1.50%(1)

Expense
 Waiver/Reimbursement
 Class A.................       1.33%             --                --
 Class B.................       1.18%             --                --
 Institutional Class I...       1.47%             --                --

Net Expenses
 Class A.................       1.15%            1.67%(1)          1.60%(1)
 Class B.................       1.90%            2.32%(1)          2.25%(1)
 Institutional Class I...       1.03%             --               1.50%(1)

--------
 * With respect to Merger Shares.
 (1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.55% for Class A shares and 2.20% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.45% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Strategic Bond  Strategic Income  Strategic Income
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  587           $  637            $  630
 3 years.................      $  823           $  976            $  956
 5 years.................      $1,079           $1,339            $1,304
 10 years................      $1,811           $2,357            $2,285

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  693           $  735            $  728
 3 years.................      $  897           $1,124            $1,103
 5 years.................      $1,126           $1,440            $1,405
 10 years................      $1,839(1)        $2,491(2)         $2,265(1)

Class B (assuming no
 redemption)
 1 year..................      $  193           $  235            $  228
 3 years.................      $  597           $  724            $  703
 5 years.................      $1,027           $1,240            $1,205
 10 years................      $1,839(1)        $2,491(2)         $2,265(1)

Institutional Class I
 1 year..................      $  105              --             $  153
 3 years.................      $  328              --             $  474
 5 years.................      $  569              --             $  818
 10 years................      $1,259              --             $1,791

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Municipal Bond   Municipal Bond    Municipal Bond
                                Fund             Fund              Fund
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.50%            0.60%             0.60%
 Class B.................       0.50%            0.60%             0.60%

12b-1 Fees
 Class A.................       0.25%            0.15%             0.15%
 Class B.................       1.00%            1.00%             1.00%

Other Expenses
 Class A.................       1.18%            0.66%             0.59%
 Class B.................       1.06%            0.66%             0.59%

Total Fund Operating
 Expenses
 Class A.................       1.93%            1.41%(1)          1.34%(1)
 Class B.................       2.56%            2.26%(1)          2.19%(1)

Expense
 Waiver/Reimbursement
 Class A.................       0.88%             --                --
 Class B.................       0.76%             --                --

Net Expenses
 Class A.................       1.05%            1.41%(1)          1.34%(1)
 Class B.................       1.80%            2.26%(1)          2.19%(1)

--------
 * With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.00% for Class A shares and 1.85% for Class B shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Municipal Bond   Municipal Bond    Municipal Bond
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  577           $  612            $  605
 3 years.................      $  793           $  900            $  879
 5 years.................      $1,028           $1,209            $1,174
 10 years................      $1,701           $2,086            $2,011

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  683           $  729            $  722
 3 years.................      $  866           $1,106            $1,085
 5 years.................      $1,075           $1,410            $1,375
 10 years................      $1,730(1)        $2,378(2)         $2,106(1)

Class B (assuming no
 redemption)
 1 year..................      $  183           $  229            $  222
 3 years.................      $  567           $  706            $  685
 5 years.................      $  976           $1,210            $1,175
 10 years................      $1,730(1)        $2,378(2)         $2,106(1)


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                            Money Market     Money Market      Money Market
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.25%            0.20%             0.20%
 Class B.................       0.25%            0.20%             0.20%
 Institutional Class I...       0.25%             --               0.20%

12b-1 Fees
 Class A.................       0.25%            None              None
 Class B.................       1.00%            None              None
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       0.92%            0.75%             0.72%
 Class B.................       0.98%            0.79%             0.72%
 Institutional Class I...       1.60%             --               0.97%

Total Fund Operating
 Expenses
 Class A.................       1.42%            0.95%(1)          0.92%(1)
 Class B.................       2.23%            0.99%(1)          0.92%(1)
 Institutional Class I...       1.85%             --               1.17%(1)

Expense
 Waiver/Reimbursement
 Class A.................       0.62%             --                --
 Class B.................       0.68%             --                --
 Institutional Class I...       1.17%             --                --

Net Expenses
 Class A.................       0.80%            0.95%(1)          0.92%(1)
 Class B.................       1.55%            0.99%(1)          0.92%(1)
 Institutional Class I...       0.68%             --               1.17%(1)

--------
 * With respect to Merger Shares.
(1) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 0.70% for Class A and Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 0.95% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses
                          American General  North American  Pro Forma Expenses
                            Money Market     Money Market     North American
                                Fund             Fund       Money Market Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $   82           $   97            $   94
 3 years.................      $  257           $  303            $  293
 5 years.................      $  447           $  525            $  509
 10 years................      $  999           $1,166            $1,128

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  655           $  101            $   94
 3 years.................      $  802           $  315            $  293
 5 years.................      $  945           $  547            $  509
 10 years................      $1,432(1)        $1,213            $1,128(1)

Class B (assuming no
 redemption)
 1 year..................      $  155           $  101            $   94
 3 years.................      $  481           $  315            $  293
 5 years.................      $  830           $  547            $  509
 10 years................      $1,432(1)        $1,213            $1,128(1)

Institutional Class I
 1 year..................      $   69              --             $  121
 3 years.................      $  218              --             $  378
 5 years.................      $  379              --             $  654
 10 years................      $  847              --             $1,443

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.

Federal Income Tax Consequences

   For federal income tax purposes, the Mergers of the Acquired Funds other than the American General Small Cap Value Fund and the American General Mid Cap Index Fund will be tax-free reorganizations for federal income tax purposes. Accordingly, no gain or loss will be recognized by these Acquired Funds or by their shareholders as a result of the Mergers, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the tax basis of the shareholder's Acquired Fund shares.

   For federal income tax purposes, the Merger of the American General Small Cap Value Fund and the Merger of the American General Mid Cap Index Fund will likely be tax-free reorganizations. In such a case, the tax consequences will be as described in the preceding paragraph. However, if either of these Mergers is a taxable reorganization, the respective Acquired Fund will recognize gain or loss on the transfer of assets to the Acquiring Fund, and each shareholder of the Acquired Fund will recognize taxable gain or loss on the receipt of Merger Shares in an amount equal to the difference between the net asset value of the Merger Shares received and the shareholder's tax basis in his or her Acquired Fund shares.

   Substantially all the portfolio assets of each of the American General Small Cap Value Fund and the American General Mid Cap Index Fund will be sold, and a substantial portion of the portfolio assets of each of the American General International Growth Fund, the American General International Value Fund, the American General Large Cap Value Fund and the American General Domestic Bond fund may be sold, in connection with the Mergers of those Funds into the respective Acquiring Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of net realized long term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   For more information about the federal income tax consequences of the Mergers, see "Information About the Mergers--Federal Income Tax Consequences."

Comparison of Investment Objectives, Policies, Restrictions and Risks

   As a general matter, the Acquiring Funds have investment objectives and policies that are similar to those of the corresponding Acquired Funds. The investment objectives, policies, restrictions and risks of the Acquired Funds and the Acquiring Funds, and certain differences between them, are summarized below. The investment objectives of the Acquiring Funds other than the North American Mid Cap Value Fund and the North American Stock Index Fund cannot be changed without shareholder approval. The investment objectives of the Acquired Funds, however, may be changed by a vote of the Trustees. For a more detailed description of the investment techniques used by the Acquired Funds and the Acquiring Funds, please see the AGSPC2 Prospectus and the North American Prospectus. For information concerning the risks associated with investments in the various Funds, see "Risk Factors," below.

 American General Large Cap Growth Fund vs. North American Large Cap Growth
 Fund

   The North American Large Cap Growth Fund and the American General Large Cap Growth Fund have similar investment objectives. While the North American Large Cap Growth Fund seeks long-term capital growth, the American General Large Cap Growth Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

   The total average annual return for the American General Large Cap Growth Fund and the North American Large Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

          1 Year Since 11/02/98
          ------ --------------
American
 General
 Large
 Cap
 Growth
 Fund...  29.23%     41.24%

           1 Year Since 3/04/96
           ------ -------------
North
 American
 Large
 Cap
 Growth
 Fund...   30.42%    24.49%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Large Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B to this Prospectus/Proxy Statement and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Large Cap Growth Fund's performance, see the AGSPC2 Prospectus.

   The North American Large Cap Growth Fund typically invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected to increase faster than the market average. The American General Large Cap Growth Fund invests at least 65% of its total assets in the equity securities of U.S. large cap companies using the Goldman Sachs & Co. Quantitative Equity Strategy to select its investments and balance expected returns against portfolio risk. The American General Large Cap Growth Fund aims to achieve minimum deviation from the sector allocation, risk statistics and macroeconomic sensitivity of the Russell 1000(R) Growth Index. The Fund's assets are traded regularly and rebalanced to align its positions with current market outlooks.

   Each of the Funds may invest in other types of equity securities, however, the American General Large Cap Growth Fund may invest no more than 25% of its total assets in equity securities other than those of large-cap U.S. issuers. The American General Large Cap Growth Fund may invest in foreign securities, but only if those securities are traded in the United States. In contrast, the North American Large Cap Growth Fund may invest up to 100% of its total assets in American Depository Receipts (ADRs), and up to 30% in foreign securities other than ADRs. However, no more than 25% of the North American Large Cap Growth Fund's assets may be invested in any one foreign country.

   Both the North American Large Cap Growth Fund and the American General Large Cap Growth Fund may invest in investment grade bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poors ("S&P"). Unlike the American General Large Cap Growth Fund, the North American Large Cap Growth Fund may invest in lower-rated bonds, provided not more than 5% of its total assets are invested in unrated or below-investment grade fixed income securities, with the exception of preferred stocks. Both of the Funds may invest in derivatives, but only the North American Large Cap Growth Fund is permitted to use forward foreign currency contracts.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

   .  Credit Risk
   .  Currency Risk
   .  Derivatives Risk
  .  Equity Risk (including particular risks associated with growth stocks)
   .  Foreign Investment Risk
   .  Interest Rate Risk
   .  Management Risk

Certain of these risks may be greater for the North American Large Cap Growth Fund. In particular, because the North American Large Cap Growth Fund may invest in foreign securities and below investment grade bonds to a greater extent, it may be subject to greater Foreign Investment Risk and Credit Risk.

 American General Mid Cap Growth Fund vs. North American Mid Cap Growth Fund

   The American General Mid Cap Growth Fund and the North American Mid Cap Growth Fund have similar investment objectives. The American General Mid Cap Growth Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective for the American General Mid Cap Growth Fund. The North American Mid Cap Growth Fund seeks long term capital appreciation, by typically investing the majority of its assets in equity securities, including common and preferred stocks and securities convertible into common stocks of small to medium-size domestic companies.

   The total average annual return for the American General Mid Cap Growth Fund and the North American Mid Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                                1 Year  11/02/98
                                                                ------- --------
American General Mid Cap Growth Fund........................... (2.65)%   9.65%
                                                                         Since
                                                                1 Year  3/04/96
                                                                ------- --------
North American Mid Cap Growth Fund.............................  24.60%  19.33%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Mid Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Mid Cap Growth Fund's performance, see the AGSPC2 Prospectus.

   The North American Mid Cap Growth Fund focuses on investment in the equity securities of mid-cap issuers, with total market capitalizations of $2 billion to $15 billion, while the American General Mid Cap Growth Fund invests primarily in the equity securities of medium capitalization companies, including those with market capitalizations of $1 billion to $10 billion. Each Fund may also invest in the securities of larger issuers.

   The American General Mid Cap Growth Fund seeks to achieve capital appreciation through an opportunistic investment strategy with a growth bias. The Fund will purchase equity securities of companies that the subadviser feels are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known, or possess value that is not currently recognized by the investment community. The subadviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall securities market.

   The North American Mid Cap Growth Fund will invest the core of its portfolio in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth.

   The North American Mid Cap Growth Fund may invest up to 20% of its total assets in foreign securities, and may also purchase ADRs or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation, while the American General Mid Cap Growth Fund may only invest up to 10% of its total assets in foreign equity securities, including ADRs. The North American Mid Cap Growth Fund may invest in derivatives, while the American General Mid Cap Growth Fund may not. Unlike the North American Mid Cap Growth Fund, which may invest up to 15% of its total assets in fixed-income securities, the American General Mid Cap Growth Fund may may not invest in investment grade bonds.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following risks:

   .  Credit Risk
   .  Currency Risk
  . Derivatives Risk (for North American Mid Cap Growth Fund only) . Equity Risk (including the risks associated with growth stocks)
   .  Foreign Investment Risk
   .  Interest Rate Risk
   .  Liquidity Risk
   .  Management Risk

Certain of these risks may be greater for the North American Mid Cap Growth Fund. In particular, because the North American Mid Cap Growth Fund may invest to a greater extent in foreign investments, bonds and derivatives, it may be subject to greater Foreign Investment Risk, Credit Risk and Derivatives Risk.

 American General Small Cap Growth Fund vs. North American Small Cap Growth
 Fund

   The American General Small Cap Growth Fund and the North American Small Cap Growth Fund have similar investment objectives. The American General Small Cap Growth Fund's investment objective is to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. The North American Small Cap Growth Fund seeks maximum capital appreciation and focuses on emerging growth companies, which are small or medium sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth. The North American Small Cap Growth Fund is not diversified, which means it may invest in a relatively small number of issuers of securities, and its value may be affected very significantly by the change in value of a single security.

   The total average annual return for the American General Small Cap Growth Fund and the North American Small Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                                 1 Year 11/02/98
                                                                 ------ --------
American General Small Cap Growth Fund.......................... 52.89%  64.26%

                                                                          Since
                                                                  1 Year 1/06/98
                                                                  ------ -------
North American Small Cap Growth Fund............................. 63.18% 28.58%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Small Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Small Cap Growth Fund's performance, see the AGSPC2 Prospectus.

   Both the American General Small Cap Growth Fund and the North American Small Cap Growth Fund invest primarily in the equity securities of growth companies. Both Funds may invest in companies of various sizes, but the American General Small Cap Growth Fund must invest at least 65% of its total assets in small-capitalization companies. Unlike the American General Small Cap Growth Fund, the North American Small Cap Growth Fund is a non-diversified fund, which means that it may invest in a relatively small number of issuers. The North American Small Cap Growth Fund will usually invest at least 65% of its assets in small- or medium-cap growth companies. As a diversified fund, the American General Small Cap Growth Fund may not invest more than 25% of its assets in the securities of any single industry, but on an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. The North American Small Cap Growth Fund may also invest in "special situation" companies, such as companies undergoing an acquisition, a restructuring, or a reorganization.

   Both Funds may invest in common and preferred stocks, warrants and convertible securities. The Funds may also invest in derivatives and investment grade bonds. However, unlike the North American Small Cap Growth Fund, the American General Small Cap Growth Fund may invest in below investment grade bonds. Both Funds may invest in foreign securities, but the North American Small Cap Growth Fund may only invest up to 20% of its assets in such securities.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

   .  Concentration Risk
   .  Credit Risk
   .  Currency Risk
   .  Derivatives Risk
  . Equity Risk (particularly the risks associated with investing in smaller companies)
   .  Interest Rate Risk
   .  Liquidity Risk
   .  Foreign Investment Risk
   .  Management Risk

Certain of these risks may be greater for the North American Small Cap Growth Fund. Because the North American Small Cap Growth Fund is not diversified, it may be subject to greater Concentration Risk.

 American General Large Cap Value Fund vs. North American Growth & Income Fund

   The following compares the investment strategies and performance of the American General Large Cap Value Fund with those of the North American Growth & Income Fund. The American General Large Cap Value Fund seeks to provide total returns that exceed over time the Russell(R) 1000 Value Index through investment in equity securities. The North American Growth & Income Fund seeks to provide long-term growth of capital and income consistent with prudent investment risk by investing mostly in a diversified portfolio of common stocks that the subadviser believes to be of high quality.

   The total average annual return for the American General Large Cap Value Fund and the North American Growth & Income Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                        1 Year  5 Years 11/02/98
                                                        ------- ------- --------
American General Large Cap Value Fund.................. (0.78)%   N/A    6.08%

                                                                          Since
                                                          1 Year 5 Years 4/01/94
                                                          ------ ------- -------
North American Growth & Income Fund...................... 10.78% 23.47%  20.95%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Growth & Income Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Large Cap Value Fund's performance, see the AGSPC2 Prospectus.

   The American General Large Cap Value Fund invests at least 65% of the Fund's assets in equity securities of the largest 1,200 companies by market capitalization traded in the U.S. The portfolio of the Fund is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Russell 1000(R) Value Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index focusing on those with lower price-to-book ratios and lower forecasted growth values. Unlike the American General Large Cap Value Fund, the North American Growth & Income Fund's investment objective is not related to an index. The subadviser of the North American Growth & Income Fund seeks to invest primarily in a diversified portfolio of common stocks of U.S. issuers with a primary emphasis on dividend paying stocks of larger companies.

   While the American General Large Cap Value Fund focuses primarily on equity securities in the Russell 1000(R) Value Index, the North American Growth & Income Fund may invest in securities that can be converted into, or include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. In addition, the North American Growth & Income Fund may invest in marketable debt securities of domestic issuers and foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in the judgment of the subadviser. The North American Growth & Income Fund may invest up to 20% of its total assets in such foreign securities. Although the American General Large Cap Value Fund may invest in foreign securities, it focuses more on U.S. issuers. Both Funds may invest in derivatives.

   Selection of stocks for the North American Growth & Income Fund involves the assessment of companies and their business environments, management, balance sheets, income statements, anticipated earnings and dividends, and other related measures of fundamental value. The Fund's subadviser will also monitor and evaluate the economic and political climate and the principal securities markets of the countries in which target companies are located. The subadviser of the American General Large Cap Value Fund selects stocks by ranking them according to two separate measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with the price of its equity securities within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be used to create a single composite score of an equity security's attractiveness. The scores are used to determine the relative attractiveness of different companies, and sector weights are maintained at a similar level to that of the Russell 1000(R) Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices, and inflation.

   The Funds are generally subject to similar risks, including the following principal risks:

   .  Credit Risk
   .  Interest Rate Risk
   .  Derivatives Risk
  .  Equity Risk (including risks associated with value stocks)
   .  Foreign Investment Risk
   .  Currency Risk
   .  Management Risk

Because the North American Growth & Income Fund may invest to a greater extent in foreign securities, it may be subject to greater Foreign Investment Risk and Currency Risk.

 American General Mid Cap Value Fund vs. North American Mid Cap Value Fund

   The North American Mid Cap Value Fund is a newly created fund that has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Mid Cap Value Fund. For more information about the objectives, policies, restrictions and performance of each of the American General Mid Cap Value Fund and the North American Mid Cap Value Fund, see the AGSPC2 Prospectus and the North American Prospectus.

 American General Small Cap Value Fund vs. North American Mid Cap Value Fund

   The following compares the investment strategies and performances of the American General Small Cap Value Fund with those of the North American Mid Cap Value Fund, which is a newly created fund with identical investment objectives, policies and restrictions as the American General Mid Cap Value Fund. The North American Mid Cap Value Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach. The American General Small Cap Value Fund seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in equity securities of small-capitalization companies in terms of revenues and/or market capitalization.

   The total average annual return for the American General Small Cap Value Fund and the American General Mid Cap Value Fund, which has been managed in accordance with investment objectives and policies identical to those of the North American Mid Cap Value Fund, is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                              1 Year   11/02/98
                                                              ------   --------
American General Small Cap Value Fund........................ (10.23)%  (6.14)%
American General Mid Cap Value Value Fund....................  16.83%   21.53%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about each of the Fund's performance, including information about waivers/reimbursements that affected each Fund's performance, see the AGSPC2 Prospectus.

   The American General Small Cap Value Fund invests at least 65% of its assets in the equity securities of small-cap companies, which generally have market capitalizations between $150 million and $1.25 billion. One portion of the Fund is actively managed, and its investments are selected by evaluating certain fundamental criteria, including low price-to-earnings ratios, strong cash flows, good credit lines and clean or improving balance sheets. The other portion of the Fund is passively managed. It is comprised of investments in a sampling of companies contained in the Russell 2000(R) Index. Unlike the American General Small Cap Value Fund, the total portfolio of the North American Mid Cap Value Fund is actively managed. The North American Mid Cap Value Fund invests primarily in mid-cap companies, which include those listed in the Russell Midcap(TM) Index. As of June 30, 1999, the target companies included in the Russell Midcap(TM) Index had an average market capitalization of approximately $3.9 billion. Like the actively managed portion of the American General Small Cap Value Fund, the North American Mid Cap Value Fund looks for strong fundamentals in companies that it believes are undervalued, including low price-to-earnings ratio, consistent cash flow, and a company's record through all parts of the market cycle. The North American Mid Cap Value Fund has an active trading strategy which results in a higher portfolio turnover rate. A high rate of portfolio turnover generally involves greater brokerage commission expenses and thus, increased operating expenses.

   The American General Small Cap Value Fund, in addition to investing in small-cap equity securities, may invest up to 35% of its assets in domestic and foreign short-term fixed income investments. The North American Mid Cap Value Fund may invest up to 35% of its assets in other equity securities, including common and preferred stocks, convertible securities and related equities. Both Funds may invest in below investment grade bonds. While both Funds may invest in foreign securities, the North American Mid Cap Value Fund may not invest more than 10% of its net assets in foreign issuers, not including ADRs. Unlike the American General Small Cap Value Fund, the North American Mid Cap Value Fund may buy foreign currencies. Both Funds may invest in derivatives.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

   .  Concentration Risk
   .  Management Risk
  . Credit Risk (particularly risks associated with below investment grade fixed income securities)
   .  Derivatives Risk
  . Equity Risk (particularly risks associated with value stocks and investing in smaller companies)
  .  Foreign Investment Risk
  .  Currency Risk

   Because the North American Mid Cap Value Fund may buy foreign currencies, it may be subject to greater Currency Risk.

 American General Stock Index Fund vs. North American Stock Index Fund

   The North American Stock Index Fund is a newly created fund that has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Stock Index Fund. For more information about the objectives, policies, restrictions and performance of each of the American General Stock Index Fund and the North American Stock Index Fund, see the AGSPC2 Prospectus and the North American Prospectus.

 American General Mid Cap Index Fund vs. North American Stock Index Fund

   The following compares the investment strategies and performances of the American General Mid Cap Index Fund with those of the North American Stock Index Fund, which is a newly created fund with identical investment objectives, policies and restrictions as the American General Stock Index Fund. The North American Stock Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index. The American General Mid Cap Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400 Index.

   The total average annual return for the American General Mid Cap Index Fund and the American General Stock Index Fund, which has the same subadviser and has been managed in accordance with investment objectives and policies identical to those of the North American Stock Index Fund, is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                                 1 Year 11/02/98
                                                                 ------ --------
American General Mid Cap Index Fund.............................  7.30%  20.59%
American General Stock Index Fund............................... 13.46%  21.94%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For more information about each of the Fund's performance, including information about waivers/reimbursements that affected each Fund's performance, see the AGSPC2 Prospectus.

   The North American Stock Index Fund seeks to track the performance of the S&P 500 Index, which includes the common stock of many large, well-established companies. The American General Mid Cap Index Fund seeks to track the performance of the S&P Mid Cap 400 Index, which contains the stock of many medium-sized companies. Both the North American Stock Index Fund and the American General Mid Cap Index Fund invest in a sampling of common stocks from their respective target indexes that, each taken as a group, should reflect the performance of those indexes. The common stocks to be included in each of the Funds will be selected using a statistical sampling technique known as "optimization." This process selects common stocks for the North American Stock Index Fund and American General Mid Cap Index Fund so that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index and S&P Mid Cap 400 Index, respectively. Both Funds may invest in derivatives.

   The Funds are generally subject to similar risks, including the following principal risks:

  .  Derivatives Risk
  .  Equity Risk
  .  Index Risk
  .  Foreign Investment Risk
  .  Management Risk

 American General Balanced Fund vs. North American Balanced Fund

   The North American Balanced Fund and the American General Balanced Fund have similar investment objectives. The American General Balanced Fund aims to conserve principal and achieve long-term growth of capital and income while the North American Balanced Fund seeks current income and capital appreciation. Both Funds aim to meet their investment objectives by investing in a mixture of equity securities and fixed income securities.

   The total average annual return for the American General Balanced Fund and the North American Balanced Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                            Since
           1 Year  5 Years 11/02/98
           ------- ------- --------
American
 General
 Balanced
 Fund...    5.59%    N/A    11.63%

                            Since
           1 Year  5 Years 4/01/94
           ------- ------- --------
North
 American
 Balanced
 Fund...   (8.68)% 10.91%   9.19%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Balanced Fund's performance, including information about waivers/ reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Balanced Fund's performance, see the AGSPC2 Prospectus.

   For the fixed income portion of its portfolio, the American General Balanced Fund may invest up to 75% of its total assets in fixed income securities rated A or better by Moody's or S&P or of comparable quality. At all times, the Fund must have at least 25% of its total assets invested in fixed-income senior securities, but up to 20% may be invested in below investment grade bonds. At least 75% of the value of the Fund's fixed income investments will come from among the following categories: U.S. Government securities, Canadian Government securities, mortgage-related securities of governmental issuers, Government National Mortgage Association ("GNMA") certificates of private issuers, collateralized mortgage obligations, mortgage-backed bonds, and commercial paper. In contrast, the North American Balanced Fund will maintain a minimum of 25% of its total assets in investment grade debt securities, however, the Fund may not invest more than 5% of its assets in fixed income securities that are below investment grade.

   For the equity portion of its portfolio, the American General Balanced Fund may invest up to 75% of the Fund's total assets in equity securities listed on national securities exchanges or in the over the counter market. The Fund may also invest up to 10% of its total assets in U.S. small capitalization companies. The North American Balanced Fund may also invest up to 75% of its total assets in equity securities, but there is no requirement that the securities be listed on an exchange or in the over the counter market. The North American Balanced Fund invests in equity securities that include common stocks, convertible corporate securities and preferred stocks and emphasizes investments in dividend paying common stocks. As current income is a component of total return, the subadviser considers companies' dividend payout records. Unlike the American General Balanced Fund, there is no percentage limit on investment in small capitalization companies.

   Both Funds may invest in ADRs and securities of foreign issuers denominated in foreign currencies, however, the North American Balanced Fund may invest up to 30% of its net assets in foreign securities other than ADRs. In addition, no more than 25% of the North American Balanced Fund's assets may be invested in the securities of issuers of any single foreign country. Both Funds may invest in derivatives.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

  . Credit Risk (including risks associated with below investment grade fixed income securities)
  .  Currency Risk
  .  Derivatives Risk
  . Equity Risk (including particular risks associated with value stocks and investing in smaller companies)
  .  Foreign Investment Risk
  .  Interest Rate Risk
  .  Management Risk

 American General International Growth Fund vs. North American International Equity Fund

   The following compares the investment objectives, strategies and performances of the American General International Growth Fund and the North American International Equity Fund. The American General International Growth Fund seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The North American International Equity Fund seeks long-term capital appreciation and invests primarily in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

   The total average annual return for the American General International Growth Fund and the North American International Equity Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                               1 Year   11/02/98
                                                               -------  --------
American General International Growth Fund....................  47.07%   41.10%

                                                                         Since
                                                               1 Year   1/09/95
                                                               -------  --------
North American International Equity Fund......................  20.91%   9.55%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American International Equity Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General International Growth Fund's performance, see the AGSPC2 Prospectus.

   The American General International Growth Fund uses a flexible, value-oriented approach to selecting investments, focusing on companies rather than on countries or markets. The American General International Growth Fund's goal is to identify stocks selling at the greatest discount to their intrinsic future value, as ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. The North American International Equity Fund invests with a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The North American International Equity Fund's managers intend to capitalize on the significance of country and sector selecting in international equity portfolio returns by over- and underweighting countries based on three factors:
(i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

   The North American International Equity Fund intends to invest its assets in the securities of non-U.S. issuers only, whereas the American General International Growth Fund intends to invest a minimum of 65% of its total assets in such securities. Both Funds may invest in emerging market countries, but the American General International Growth Fund may only invest up to 40% of its assets in such securities. Unlike the North American International Equity Fund, the American General International Growth Fund emphasizes smaller capitalization stocks, allowing up to 50% of the total assets to be invested in such stocks. While the North American International Equity Fund may use derivatives for hedging and non-hedging purposes, including futures, options, forward contracts, swaps and structured notes, the American General International Growth Fund may not invest in derivatives.

   The Funds are generally subject to similar risks, including the following principal risks:

  .  Currency Risk
  .  Derivatives Risk (for North American Fund only)
  . Equity Risk (including particular risks associated with value stocks) . Foreign Investment Risk
  .  Liquidity Risk
  .  Management Risk

   Certain of these risks may be greater for the North American International Equity Fund. Because the Fund intends to invest in non-U.S. issuers only, it may be subject to greater Foreign Investment Risk and Currency Risk. Also, because the North American International Equity Fund may invest in derivatives while the American General International Growth Fund may not, it may be subject to greater Derivatives Risk.

 American General International Value Fund vs. North American International Equity Fund

   The following compares the investment objectives, strategies and performances of the American General International Value Fund and the North American International Equity Fund. The American General International Value Fund seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside the United States. The North American International Equity Fund seeks long-term capital appreciation, investing primarily in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

   The total average annual return for the American General International Value Fund and the North American International Equity Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                         Since
                                                               1 Year   11/02/98
                                                               -------  --------
American General International Value Fund.....................  56.45%   54.35%

                                                                         Since
                                                               1 Year   1/09/95
                                                               -------  --------
North American International Equity Fund......................  20.91%   9.55%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American International Equity Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General International Value Fund, see the AGSPC2 Prospectus.

   The American General International Value Fund invests in a portfolio consisting primarily of equity and fixed income securities of non-U.S. issuers. While the Fund may invest with geographical flexibility, the emphasis is on securities of companies located in Europe, Canada, Australia and the Far East, giving due consideration to economic, social and political developments, currency risks and the liquidity of various national markets. The North American International Equity Fund invests with a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The North American International Equity Fund's managers intend to capitalize on the significance of country and sector selecting in international equity portfolio returns by over- and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

   The North American International Equity Fund intends to invest its assets in the equity securities of non-U.S. issuers only, whereas the American General International Value Fund intends to invest a minimum of 65% of its total assets in such securities. Both of the Funds may invest in emerging market countries, but the American General International Value Fund is restricted to investing up to 10% of its assets in securities of foreign small capitalization companies.

   Both of the Funds may use derivatives. The American General International Value Fund may invest up to 90% of its total assets in futures and options on foreign currency contracts. The North American International Equity Fund may use derivatives for non-hedging purposes up to 33 1/3% of total assets.

   The Funds are generally subject to similar risks, including the following principal risks:

  .  Credit Risk
  .  Currency Risk
  .  Derivatives Risk
  .  Equity Risk
  .  Foreign Investment Risk
  .  Interest Rate Risk
  .  Liquidity Risk
  .  Management Risk

   Certain of these risks may be greater for the North American International Equity Fund. Because the Fund intends to invest in non-U.S. issuers only, it may be subject to greater Foreign Investment Risk and Currency Risk. Also, because the North American International Fund may invest to a greater extent in small capitalization companies, it may be subject to greater Equity Risk.

 American General Core Bond Fund vs. North American Core Bond Fund
   The American General Core Bond Fund and the North American Core Bond Fund have identical investment objectives, policies and restrictions. An investment in the North American Core Bond Fund involves the same risks as an investment in the American General Core Bond Fund. For more information regarding the investment objectives, policies, restrictions, risks and performance of the North American Core Bond Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Domestic Bond Fund vs. North American Core Bond Fund

   The American General Domestic Bond Fund and the North American Core Bond Fund have similar investment objectives. The American General Domestic Bond Fund seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income-producing securities. The North American Core Bond Fund seeks the highest possible total return consistent with conservation of capital through investments in medium to investment grade fixed-income securities. In order to increase earning potential, both the American General Domestic Bond Fund and the North American Core Bond Fund may use a part of their portfolio assets to make some higher-risk investments.

   The total average annual return for the American General Domestic Bond Fund and the North American Core Bond Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                 5      Since
                                                      1 Year   Years   11/02/98
                                                     --------  ------  --------
American General Domestic Bond Fund.................  (7.90)%    N/A    (5.67)%

                                                                 5      Since
                                                      1 Year   Years   5/01/91
                                                     --------  ------  --------
North American Core Bond Fund.......................  (8.15)%   5.56%    5.89%

--------
* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about the North American Core Bond Fund's performance, including information about expense waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Domestic Bond Fund's performance, see the AGSPC2 Prospectus.

   The American General Domestic Bond Fund invests at least 65% of its assets in investment grade U.S. corporate fixed-income securities rated at least A by Moody's or S&P, securities issued or guaranteed by the U.S. Government, Yankee bonds, asset-backed bonds and mortgage-backed bonds. The North American Core Bond Fund invests at least 65% of its total assets in investment grade intermediate and long-term corporate fixed income securities rated at least Baa3 by Moody's or BBB- by S&P or of comparable quality, securities issued or guaranteed by the U.S. Government, and mortgage-backed and other asset-backed securities.

   With respect to foreign issuers, the North American Core Bond Fund may invest a portion of the 65% of the Fund's total assets in U.S. dollar-denominated fixed income securities issued by foreign issuers. The Fund currently intends to limit such securities to no more than 40% of total assets. The American General Domestic Bond Fund, on the other hand, may invest up to 35% of its assets in non-U.S. investment grade intermediate and long-term corporate fixed income securities rated at least A by Moody's or S&P or of comparable quality, Eurodollar fixed income securities (which the Fund currently intends to limit to no more than 20% of its total portfolio), securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, and interest bearing short-term investments (up to 100% of its assets for temporary defensive purposes). While the American General Domestic Bond Fund may invest in foreign securities denominated in foreign currencies, the North American Core Bond Fund may only invest in securities of foreign issuers that are traded in the United States.

   The American General Domestic Bond Fund may invest up to 25% of its assets in lesser quality fixed-income securities, including corporate bonds rated less than A by Moody's or S&P, mortgage-related securities, and high-yield, high-risk bonds. In contrast, the North American Core Bond Fund may invest up to 10% of its assets in other fixed-income securities, including corporate bonds rated below Baa3 by Moody's and BBB- by S&P. Unlike the American General Domestic Bond Fund, the North American Core Bond Fund may invest up to 20% of its assets in equity securities, including common or preferred stocks, convertible securities and warrants. Both of the Funds may invest up to 35% of total assets in interest bearing short term investments. Both Funds may invest in derivatives.

   The Funds are generally subject to similar risks, including the following principal risks:

  . Currency Risk (for the American General Domestic Bond Fund only) . Credit Risk (including risks associated with investment in below investment grade fixed income securities)
  .  Foreign Investment Risk
  .  Liquidity Risk
  .  Interest Rate Risk
  .  Management Risk
  .  Derivatives Risk

   Unlike the American General Domestic Bond Fund, the North American Core Bond Fund is actively traded, which means it has a high rate of portfolio turnover. A high portfolio turnover rate generally corresponds with greater brokerage commissions expenses and thus, greater operating expenses. Also, the North American Core Bond Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable at ordinary income tax rates.

 American General Strategic Bond Fund vs. North American Strategic Income Fund

   The North American Strategic Income Fund has adopted investment objectives, policies, restrictions, and will be subject to investment risks, identical to those of the American General Strategic Bond Fund. For more information about the investment strategies and performance of the North American Strategic Income Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Municipal Bond Fund vs. North American Municipal Bond Fund

   The North American Municipal Bond Fund has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Municipal Bond Fund. For more information about the investment strategies and performance of the North American Municipal Bond Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Money Market Fund vs. North American Money Market Fund

   The North American Money Market Fund has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Money Market Fund. For more information about the investment strategies and performance of the North American Money Market Fund, see the North American Prospectus and the AGSPC2 Prospectus.

Risk Factors

   Certain risks associated with an investment in the Acquiring Funds are summarized below. Because each Acquiring Fund and the corresponding Acquired Fund share certain policies described more fully above under "Overview of Mergers--Comparison of Investment Objectives, Policies, Restrictions and Risks," many of the risks of an investment in the Acquiring Fund are similar to the risks of an investment in the corresponding Acquired Fund. A more detailed description of the risks associated with an investment in the Acquiring Fund may be found in the North American Prospectus under the caption "More Information About Investment Strategies and Risks" and "Other Risks of Investing" and in the North American SAI under the caption "Investment Policies and Risks."

   The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds will vary, and may be less at the time of redemption than it was at the time of investment.

   Concentration Risk. Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

   Credit Risk. Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

   Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

   Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

   Currency Risk. Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

   Derivatives Risk. Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risk associated with using derivatives. Additional risks associated with derivatives include mispricing and improper valuation. Derivatives risk for some Funds may be increased by their investments in structured securities.

   Equity Risk. Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

   Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

   Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive relative to the value of the companies and their business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of a company over time, the price of its stock may fall, or simply may not increase as expected.

   Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

   Foreign Investment Risk. Funds that invest in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

   The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropriation (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issue the bonds.

   Index Risk. The S&P 500 Index includes the common stock of many large, well-established companies. However, the value of any common stock can rise and fall over short and long periods of time. The North American Stock Index Fund does not attempt to outperform the index, and its performance may fail to match that of the index for a variety of reasons, including payment of Fund expenses and transaction costs.

   Interest Rate Risk (Market Risk). Interest rate risk or market risk is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall. Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mortgage-backed securities or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

   Liquidity Risk. Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

   Management Risk. Management risk is the risk that the adviser or subadviser of a Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Comparison of Distribution Policies and Purchase, Exchange and Redemption Procedures


   Distributions. The Acquiring Funds declare and pay dividends as follows:

   Declare daily and pay monthly:

  .  North American Strategic Income Fund
  .  North American Core Bond Fund
  .  North American Municipal Bond Fund
  .  North American Money Market Fund

   Quarterly:

  .  North American Mid Cap Value Fund
  .  North American Stock Index Fund

   Semi-annually:

  .  North American International Equity Fund
  .  North American Growth & Income Fund

   Annually:

  .  North American Large Cap Growth Fund

  .  North American Mid Cap Growth Fund
  .  North American Small Cap Growth Fund
  .  North American Balanced Fund

   The Acquired Funds declare and pay dividends as follows:

   Daily:

  .  American General Money Market Fund

   Declare daily and pay monthly:

  .  American General Core Bond Fund
  .  American General Domestic Bond Fund
  .  American General Municipal Bond Fund
  .  American General Strategic Bond Fund

   Quarterly:

  .  American General Balanced Fund
  .  American General Large Cap Growth Fund
  .  American General Large Cap Value Fund
  .  American General Mid Cap Growth Fund
  .  American General Mid Cap Value Fund
  .  American General Mid Cap Index Fund
  .  American General Small Cap Growth Fund
  .  American General Small Cap Value Fund
  .  American General Stock Index Fund

   Semi-annually:

  .  American General International Growth Fund
  .  American General International Value Fund

   Each Acquired Fund and each Acquiring Fund, except for the North American Money Market Fund, distributes any net realized capital gains annually.

   Purchases. The Acquired Funds and the Acquiring Funds have similar procedures for purchasing shares. Class A and Class B shares of the Acquired Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares from American General Distributors, Inc. ("AGD"), the principal underwriter of the Acquired Funds. Acquired Fund Institutional Class I and Institutional Class II shares may only be purchased through AGD. Class A and Class B shares of the Acquiring Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares, from American General Funds Distributors, Inc. ("AGFD"), the principal underwriter of the Acquiring Funds. Institutional Class I shares of each of the Acquiring Funds, except the North American Municipal Bond Fund, and Institutional Class II shares of the North American Core Bond Fund are currently available to be purchased only through qualifying employer plans. In addition, shares of the Acquired Funds and the Acquiring Funds may be purchased through other broker-dealers that have dealer agreements with AGD and AGFD, as the case may be.

   Class B shares of the Acquiring Funds are subject to a CDSC at declining rates if redeemed within six years of purchase. Class B Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund shares were so subject. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds.

   Redemptions. Redemption procedures for the Acquired Funds and the Acquiring Funds are similar. Shares of a Fund may be redeemed at their net asset value next determined after receipt of a redemption request, less any applicable CDSC, on any day the New York Stock Exchange is open. You can redeem shares by contacting the relevant Fund by mail, by telephone, and in the case of the Acquiring Funds, through broker dealers if a dealer arrangement is in place or by wire communication.

   The Acquired Funds generally require a minimum initial investment of $2,000. If a shareholder's account falls below the minimum, the account may be closed, and the shares may be involuntarily redeemed. The Acquiring Funds require a minimum initial investment of $1,000 and a minimum account balance of $500. If a shareholder's account falls below $500, the shares may be involuntarily redeemed.

   Exchanges. Shares of each Acquired Fund can be exchanged for shares of the same class of any other fund of AGSPC2. Shares of the Acquiring Funds can generally be exchanged for shares of the same class of any fund of North American Funds. However, only the North American Core Bond Fund and the North American High Yield Bond Fund offer Institutional Class II shares. For more details, see the North American Prospectus and the North American SAI.

   General. See the North American Prospectus for further information regarding the Acquiring Funds' distribution policies and purchase, exchange and redemption procedures.

SPECIAL MEETING OF SHAREHOLDERS

   This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of each Acquired Fund to be held on June 22, 2000, or at such later time made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the shareholders of the Acquired Funds for use at the Meeting. The Meeting is being held to consider the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund. The Mergers will be voted on separately by each Fund's shareholders. The approval of each Merger is not a condition to the Mergers of the other Funds, except that:

  . The approval of the Merger of the American General Small Cap Value Fund into the North American Mid Cap Value Fund is a condition to the Merger of the American General Mid Cap Value Fund into the North American Mid Cap Value Fund and vice versa.

  . The approval of the Merger of the American General Mid Cap Index Fund into the North American Stock Index Fund is a condition to the Merger of the
     American General Stock Index Fund into the North American Stock Index Fund and vice versa.

  . The approval of the Merger of the American General International Value Fund into the North American International Equity Fund is a condition to the Merger of the American General International Growth Fund into the North American International Equity Fund and vice versa.

  . The approval of the Merger of the American General Domestic Bond Fund into the North American Core Bond Fund is a condition to the Merger of the American General Core Bond Fund into the North American Core Bond Fund and vice versa.

This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about May 12, 2000.

   The Trustees of AGSPC2 know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

THE PROPOSALS:

Approval or Disapproval of Agreement and Plan of Reorganization

   Shareholders are being asked to approve or disapprove the Mergers between various funds as shown on page 1. Each Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A. Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the issuance to the Acquired Fund of the Class A, Class B, Institutional Class I and Institutional Class II Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A, Class B, Institutional Class I and Institutional Class II shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquiring Fund and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as more fully described below under "Information About the Mergers."

   After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders, the Class B Merger Shares to be distributed to its Class B shareholders, the Institutional Class I Merger Shares to be distributed to its Institutional Class I shareholders and the Institutional Class II Merger Shares to be distributed to its Class II shareholders, in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A, Class B, Institutional Class I and Institutional Class II Acquired Fund shares, as the case may be.

   Board of Trustees' Recommendations. The Board of Trustees of AGSPC2 has voted unanimously to approve each proposed Merger and to recommend that shareholders of each Acquired Fund also approve the Merger for such Fund.

   Required Shareholder Vote. Approval of each proposed Merger for each Acquired Fund will require the affirmative vote of a majority of all outstanding shares of the relevant Acquired Fund, voting together as a single class, present and entitled to vote, provided a quorum is present. The holders of a majority of the Class A, Class B, Institutional Class I and Institutional Class II shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund.

Background and Reasons for the Proposed Mergers

   The Board of Trustees of AGSPC2 including all of its Trustees who are not "interested persons" of AGSPC2 (the "Independent Trustees"), has unanimously determined that each Merger would be in the best interests of the relevant Acquired Fund, and that the interests of the Acquired Fund's shareholders would not be diluted as a result of effecting the Merger. At meetings held on March 1 and March 2, 2000, the Board unanimously approved each proposed Merger and recommended its approval by shareholders. Before reaching their conclusions, the Board conducted an extensive "due diligence" review. Among other things, the Trustees received reports relating to AGAM's ability to manage the Acquiring Funds, reviewed the ability of AGAM's affiliates to provide or procure administrative and distribution services and met with the Chairman and Chief Executive Officer of AGAM. The Board took into account the fact that current owners of AGAM will be bearing the expenses associated with the Mergers, including those described under "Information about the Mergers." The Board also took into account the depth and strength of staffing of investment professionals and administrative personnel at AGAM and the subadvisers, the portfolio managers of the Acquiring Funds and the other service providers to the Acquiring Funds, as well as AGFD's plans for distribution of the Funds following the Mergers. The Board also took into account that existing fee waivers and expense reimbursements for the Acquired Funds (which had substantially reduced net investment advisory revenues) were unlikely to be sustainable. In addition, the Board took into account the relative historical investment performance of the Acquiring

Funds, on the one hand, and the Acquired Funds, on the other hand.

   The principal reasons why the Board of Trustees is recommending the Mergers are as follows:

   (i) Enhanced distribution network. The combined organization is expected to have a more effective distribution and distribution support network, which may result in long term growth potential and economies of scale. The combined organization is also expected to have improved client servicing and operational capabilities.

   (ii) Sustainable decreases in overall expenses. The Mergers are expected to result generally in sustainable expense ratios that are lower than what the expense ratios of the Acquired Funds would be absent the fee waivers and expense reimbursements currently in effect, as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Mergers will result in savings in operating expenses to shareholders.

   (iii) Larger, more integrated fund complex. The Mergers will create a larger, more diverse family of funds with increased potential for lower expenses. The Mergers will also give shareholders exchange privileges among a wider array of funds.

   (iv) Appropriate investment objectives, diversification, etc. The investment objective, policies, and restrictions of each Acquiring Fund are generally compatible with those of the corresponding Acquired Fund, and the Trustees believe that an investment in shares of each Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund, except for the newly created North American Stock Index Fund and the North American Mid Cap Value
Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments through increased Fund assets.

   (v) Uniform organizational documents. The Mergers of certain Acquired Funds into the newly created North American Stock Index Fund and the North American Mid Cap Value Fund will allow all of the Funds to be governed under a single set of organizational documents following the Mergers.

INFORMATION ABOUT THE MERGERS

   Agreement and Plan of Reorganization. Each proposed Agreement provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the issuance of the Class A, Class B, Institutional Class I and Institutional Class II Merger Shares and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as of the Exchange Date. The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

   Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund,
(ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund, (iii) a number of full and fractional Institutional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Institutional Class I shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Institutional Class I shares of the Acquired Fund, and
(iv) a number of full and fractional Institutional Class II Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class II shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Institutional Class II shares of the Acquired Fund.

   Immediately following the Exchange Date (defined in each Agreement to be March 31, 2000 or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund), each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund, Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund, Institutional Class I Merger Shares being distributed to holders of Institutional Class I shares of the Acquired Fund and Institutional Class II Merger Shares being distributed to holders of Institutional Class II shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund will receive a number of Class A, Class B, Institutional Class I and Institutional Class II Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares due to such shareholder. Because the shares of the Acquiring Funds will not be represented by certificates, certificates for Merger Shares will not be issued.

   The consummation of each Merger is subject to the conditions set forth in the Agreement. The obligations of each Acquired Fund under the Agreement are conditioned upon the approval by the shareholders of each Acquiring Fund of the investment advisory agreement between AGAM and the corresponding Acquiring Fund that is the subject of a separate proxy statement to Acquiring Fund
shareholders dated April   , 2000. The consummation of each Merger is also
conditioned upon the receipt of an SEC order exempting the proposed Mergers from Section 17(a) of the 1940 Act, which limits transactions between investment companies and affiliated persons, or any affiliate of an affiliated person. Because, as described below, AGC and VALIC own more than 5% of the outstanding shares of most Acquired Funds, they may be deemed affiliated persons of both the Acquired Funds and the Acquiring Funds, and, absent an exemption, the Mergers may be prohibited. AGC, North American Funds and VALIC have applied for exemptive relief from the SEC to permit the Mergers. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Acquired Fund, prior to the Exchange Date, by mutual consent of the relevant Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

   All legal, accounting, printing and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by AGC, including registration fees. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

   Description of the Merger Shares. You will be issued full and fractional Merger Shares in accordance with the procedure under the Agreement as described above. The Merger Shares that you receive have characteristics similar to those of the corresponding class of Acquired Fund shares with respect to sales charges, CDSCs, conversion and 12b-1 servicing and distribution fees.

Comparison of Rights of Security Holders

   Organizational Documents. Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares convert automatically into Class A shares as described above in "Overview--Overview of the Acquired Funds and the Acquiring Funds." The Amended and Restated Agreement and Declaration of Trust of North American Funds, as amended (the "North American Declaration of Trust") permits North American Funds to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Each Acquiring Fund's shares are currently divided into five classes.

   The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Funds. AGSPC2 is organized as a Delaware business trust, while North American Funds is organized as a Massachusetts business trust. Except as otherwise noted below, the provisions of Massachusetts law, the North American Declaration of Trust and By-laws (the "North American By-laws") are similar to those of Delaware law, the Agreement and Declaration of Trust, as amended (the "AGSPC2 Declaration of Trust") and Bylaws (the "AGSPC2 Bylaws") of AGSPC2. Each of the Acquiring Funds and the Acquired Funds is subject to the 1940 Act.

   Meetings of Shareholders. The AGSPC2 Declaration of Trust provides that the Trustees may call a meeting of the shareholders. However, if the Trustees fail to call a meeting after written application by shareholders holding at least ten percent of the shares requesting that a meeting be called for a purpose requiring shareholder action, shareholders holding at least 10% of the shares may call the meeting. By contrast, the North American Declaration of Trust gives the Trustees and shareholders holding at least 25% of the shares then outstanding the right to call a meeting of the shareholders.

   Quorums. The AGSPC2 Declaration of Trust and the AGSPC2 Bylaws provide that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders meeting of AGSPC2. The North American Declaration of Trust provides that thirty percent of the shares entitled to vote constitutes a quorum at all meetings of the shareholders. The Declarations of Trust and the Bylaws of both AGSPC2 and North American Funds provide that a majority of Trustees then in office constitutes a quorum for a meeting of the Trustees.

   Required Vote. Under the North American Declaration of Trust, a plurality of the shares voted at a meeting at which a quorum is present elects a trustee. A majority of the shares voted decides any other questions, except that a vote of a "majority of the outstanding shares" as defined in Section 2(a)(42) of the 1940 Act is required for purposes of the termination of the Trust, the merger, consolidation or sale of substantially all of the assets of the Trust, or the amendment of the Declaration of Trust to adversely affect the rights of certain shareholders. Under the 1940 Act, a vote of a "majority of the outstanding shares" means (i) 67% or more of the shares present at a meeting if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust.

   Under the AGSPC2 Declaration of Trust, a majority shareholder vote decides any question, including an amendment to the Declaration of Trust if the amendment adversely affects the rights of shareholders and the reorganization or termination of the Trust, except that a plurality is required for the election of a Trustee and a vote of the "majority of the outstanding shares" as defined in the 1940 Act is required for the liquidation of the Trust.

   Trustees. The North American Declaration of Trust requires that the number of Trustees shall be no less than three, while the AGSPC2 Declaration of Trust states that the number of Trustees shall be no more than twelve and no less than the number determined by a written instrument signed by a majority of the Trustees. Pursuant to the AGSPC2 Declaration of Trust, any Trustee may be removed by (i) a vote of a majority of the shares cast in person or by proxy at any meeting called for that purpose, or (ii) a written declaration signed by the holders of not less than a majority of the shares. The North American Declaration of Trust provides that a Trustee may be removed with or without cause at any time by (i) action of two-thirds of the Trustees or (ii) a vote of shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose of removal.

   Indemnification. The AGSPC2 Declaration of Trust provides that the Trust will indemnify Trustees and officers against all liabilities incurred in connection with any action in which the Trustee or officer was involved by reason of having been a Trustee or officer. However, the Trust will not indemnify any Trustee or officer for a criminal proceeding or with respect to any matter for which a determination has been made that the Trustee or officer
(i) did not act in good faith, or (ii) acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of the Trustee or officer. Such a determination will be made by either a vote of a majority of a quorum of disinterested

Trustees or by independent legal counsel in a written opinion.

   The North American Declaration of Trust provides that the Trustees and officers shall be indemnified against all liabilities incurred while in office or thereafter by reason of being a Trustee or officer except for liabilities concerning acts with respect to which it has been determined that such person did not act in the best interest of the Trust or acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. A determination of indemnification may be made by a majority of a quorum of disinterested Trustees or by independent legal counsel.

   Personal Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the North American Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and/or the Acquiring Funds and requires that notice of such disclaimer be given each agreement, undertaking, or obligation entered into or executed by the Trust, the Acquiring Funds or the Trustees. The North American Declaration of Trust provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. Unlike Massachusetts law, the applicable Delaware statute expressly provides for limited liability of shareholders of business trusts.

   Termination. The AGSPC2 Declaration of Trust allows for the termination of the Trust at any time by a vote of a majority of the Trustees, subject to the vote of not less than a majority of the shares or by an instrument in writing without a meeting consented to by the holders of not less than a majority of the shares. The North American Declaration of Trust provides that the Trust or any series may be terminated by a majority of the Trustees by written notice to the shareholders or by a vote of the lesser of (i) 67% or more of the shares if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting, or (ii) more than 50% of the outstanding shares provided a quorum is present at the meeting.

   Amendments. The North American Declaration of Trust may be amended by a majority of the Trustees so long as the amendment does not adversely affect the rights of any shareholder. An amendment that would adversely affect the rights of the shareholders may be adopted by a vote of the lesser of (i) 67% of shares if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting, or (ii) more than 50% of the outstanding shares provided a quorum is present at the meeting. If an amendment would not affect all of the shareholders of the Trust, such a majority vote is only required by the shareholders affected.

   The AGSPC2 Declaration of Trust may be amended at any time by a written instrument signed by a majority of the Trustees or by an officer pursuant to a vote by a majority of the Trustees so long an the amendment does not adversely affect the rights of any shareholder. If the amendment would adversely affect the rights of all of the shareholders, the amendment may be adopted by a vote of a majority of all of the shares and a written instrument signed by a majority of the Trustees or by an officer pursuant to a vote by a majority of the Trustees. If the amendment would adversely affect the rights of less than all of the shareholders, it may be adopted by a vote of the holders of a majority of the shares so affected. The AGSPC2 Bylaws may be amended by a vote of a majority of the shareholders or by a vote of a majority of the Trustees. The North American By-laws may only be amended by a majority of the Trustees.

   Federal Income Tax Consequences. Except with respect to the American General Small Cap Value Fund and the American General Mid Cap Index Fund, the Mergers of the Acquired Funds into the Acquiring Funds will be tax-free reorganizations; those two reorganizations will likely be tax-free. As a condition to the obligation of each Acquired Fund other than the American General Small Cap Value Fund and the American General Mid Cap Index Fund, and of each Acquiring Fund other than the North American Mid Cap Value Fund and the North American Stock Index Fund, to consummate the Merger, each such Acquired Fund and Acquiring Fund will receive an opinion from Ropes & Gray, special counsel to North American Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under

Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under
Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual certifications made by officers of AGSPC2 and North American Funds, and will also be based on customary assumptions.

   The Merger of the American General Small Cap Value Fund and the Merger of the American General Mid Cap Index Fund will likely be tax-free reorganizations. In such a case, the tax consequences will be as described in the preceding paragraph. However, the federal income tax treatment of these two Mergers is not free from doubt. As a condition to the obligation of each of these two Acquired Funds, and of each of the North American Mid Cap Value Fund and the North American Stock Index Fund, to consummate the Merger, each such Acquired Fund and Acquiring Fund will receive an opinion from Ropes & Gray, special counsel to North American Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes the tax results described in the preceding paragraph are more likely than not to obtain. The opinion will be based on certain factual certifications made by officers of AGSPC2 and North American Funds, and will also be based on customary assumptions.

   Although the Acquired Funds will take the position that all the Mergers are tax-free reorganizations, the Internal Revenue Service may nevertheless assert that one or more of these Mergers (including in particular the Merger of the American General Small Cap Value Fund into North American Mid Cap Value Fund and the Merger of the American General Mid Cap Index Fund into North American Stock Index Fund) are taxable. If a Merger is a taxable reorganization, the Acquired Fund will recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund will recognize taxable gain or loss on the receipt of Merger Shares in an amount equal to the difference between the net asset value of the Merger Shares received and the shareholder's tax basis in his or her Acquired Fund shares. An Acquiring Fund's tax basis in each security acquired from an Acquired Fund in a Merger that is a taxable reorganization will be the fair market value of such security at the time of the Merger (rather than the Acquired Fund's tax basis, as in the case of a tax-free reorganization). Shareholders who are "individuals" (as defined in the Code) will be able to use any capital losses arising from the Merger to offset other realized capital gains or to offset ordinary income in the current year up to $3,000, and will also be able to carry forward losses indefinitely to offset future realized capital gains. Shareholders who are not "individuals" will be able to use realized capital losses to offset realized capital gains in the current year and will also be able to carry forward or carry back losses to offset future or past realized gains, subject to the limitations in the Code.

   Substantially all the portfolio assets of each of the American General Small Cap Value Fund and the American General Mid Cap Index Fund will be sold, and a substantial portion of the portfolio assets of each of the American General International Growth Fund, the American General International Value Fund, the American General Large Cap Value Fund and the American General Domestic Bond Fund may be sold, in connection with the Mergers of those Funds into the respective Acquiring Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of net realized long term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   Prior to the Exchange Date, each Acquired Fund and each Acquiring Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders of all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

   The foregoing description of the federal income tax consequences of the Mergers is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax adviser as to the specific consequences to them of the Mergers, including the applicability and effect of state, local, foreign and other tax laws.

   Capital Loss Carry-Forwards and Unrealized Capital Appreciation. The following tables show the capital loss carry-forwards and the unrealized capital appreciation for each Acquired Fund and each Acquiring Fund, in each case as a percentage of the Fund's total net assets. However, capital loss carry-forwards and unrealized capital appreciation that are less than $50,000 or less than 0.01% of net assets are not shown. The percentages of capital loss carry-forwards and unrealized capital appreciation as of October 31, 1999 were as follows:

                                                              Unrealized Capital
                                   Capital Loss           Appreciation (Depreciation)
                               Carry-Forwards (as a           (as a percentage of
          Fund            percentage of total net assets)      total net assets)
          ----            ------------------------------- ---------------------------
American General Small
 Cap Value Fund.........               2.44%                         (4.38)%
American General
 Domestic Bond Fund.....               1.36%                         (2.13)%
North American Core Bond
 Fund...................               2.16%                         (2.62)%
American General
 Strategic Bond Fund....               2.16%                         (1.99)%
North American Strategic
 Income Fund............               7.57%                         (8.24)%
American General
 Municipal Bond Fund....               0.30%                         (8.86)%
North American Municipal
 Bond Fund..............               0.80%                          0.10%
North American Money
 Market Fund............               0.01%                           --

   Capitalization. The following tables show the capitalization of each
Acquiring Fund and each Acquired Fund as of        ,    and of each Acquiring
Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:

                             Capitalization Tables
                                         ,
                                  (Unaudited)

                           American General        North American     Pro Forma
                         Large Cap Growth Fund Large  Cap Growth Fund Combined
-------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................         $                      $               $
 Class B................
 Institutional Class I..
 Total..................

-------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................

-------------------------------------------------------------------------------
Net asset value per
 share
 Class A................         $                      $               $
 Class B................
 Institutional Class I..
 Total..................

-------------------------------------------------------------------------------


                         American General Mid      North American     Pro Forma
                           Cap Growth  Fund     Mid  Cap Growth Fund  Combined
-------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................         $                      $               $
 Class B................
 Institutional Class I..
 Total..................

-------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................

-------------------------------------------------------------------------------
Net asset value per
 share
 Class A................         $                      $               $
 Class B................
 Institutional Class I..
 Total..................

--------------------------------------------------------------------------------

                           American General       North American
                         Small Cap Growth Fund Small Cap Growth Fund Pro Forma Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................         $                     $                    $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Net assets value per
 share
 Class A................         $                     $                    $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------


                           American General    North American Growth
                         Large Cap Growth Fund     & Income Fund     Pro Forma Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................         $                     $                    $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Net assets value per
 share
 Class A................         $                     $                    $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------


                           American General       North American       North American   Pro Forma
                          Mid Cap Value Fund   Small Cap Value Fund  Mid Cap Value Fund Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................         $                     $                    $             $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Net assets value per
 share
 Class A................         $                     $                    $             $
 Class B................
 Institutional Class I..
 Total..................

--------------------------------------------------------------------------------

                         American General  American General   North American  Pro Forma
                         Stock Index Fund Mid Cap Index Fund Stock Index Fund Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................       $                 $                 $            $
 Class B................
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Total..................
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................       $                 $                 $            $
 Class B................
 Total..................
--------------------------------------------------------------------------------


                         American General   North American      Pro Forma
                          Balanced Fund     Balanced Fund        Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................       $                 $                 $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................       $                 $                 $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------


                         American General  American General   North American
                          International     International     International   Pro Forma
                           Growth Fund        Value Fund       Equity Fund    Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................       $                 $                 $            $
 Class B................
 Institutional Class I..
 Total..................

--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................

--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................       $                 $                 $            $
 Class B................
 Institutional Class I..
 Total..................

--------------------------------------------------------------------------------

                          American General      North American     North American Pro Forma
                           Core Bond Fund     Domestic Bond Fund   Core Bond Fund Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................        $                    $                  $           $
 Class B................
 Institutional Class I..
 Institutional Class
  II....................
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Institutional Class
  II....................
 Total..................
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................        $                    $                  $           $
 Class B................
 Institutional Class I..
 Institutional Class
  II....................
 Total..................
--------------------------------------------------------------------------------


                          American General      North American       Pro Forma
                         Strategic Bond Fund Strategic Income Fund    Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................        $                    $                  $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................        $                    $                  $
 Class B................
 Institutional Class I..
 Total..................
--------------------------------------------------------------------------------


                          American General      North American       Pro Forma
                         Municipal Bond Fund  Municipal Bond Fund     Combined
--------------------------------------------------------------------------------
Net assets (000's
 omitted)
 Class A................        $                    $                  $
 Class B................
 Total..................

--------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................
 Class B................
 Total..................

--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................        $                    $                  $
 Class B................
 Total..................

--------------------------------------------------------------------------------

                                 American General   North American   Pro Forma
                                 Money Market Fund Money Market Fund Combined
------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A........................       $                 $             $
 Class B........................
 Institutional Class I..........
 Total..........................

------------------------------------------------------------------------------
Shares outstanding (000's
 omitted)
 Class A........................
 Class B........................
 Institutional Class I..........
 Total..........................

------------------------------------------------------------------------------
Net asset value per share
 Class A........................       $                 $             $
 Class B........................
 Institutional Class I..........
 Total..........................

--------------------------------------------------------------------------------

   Pro forma financial statements of      the Acquiring Fund's investment
the Acquiring Funds as of and for         objective and policies will remain
the fiscal year ended October 31,         unchanged, the pro forma financial
1999 are included in the Merger SAI.      statements reflect the transfer of
Because each Agreement provides that      the assets and liabilities of the
the Acquiring Fund will be the            Acquired Fund to the Acquiring Fund
surviving Fund following the Merger       as contemplated by the Agreement.
and because

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRED FUNDS


   Other information regarding the Acquired Funds, including information with respect to their investment objectives, policies and restrictions and financial history, may be found in the Merger SAI, the AGSPC2 Prospectus, the AGSPC2 SAI and the AGSPC2 Annual Report, which are available upon request by calling 1-877-999-2434.

   Other information filed by AGSPC2 with respect to the Acquired Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRING FUNDS

   Other information relating to the Acquiring Funds, including information in respect of their investment objectives, policies and restrictions and financial history may be found in the North American Prospectus, which accompanies this Prospectus/Proxy Statement, and in the Merger SAI, the North American SAI and the North American Annual Reports, which are available upon request by calling 1-800-872-8037. To the extent that any information in respect of the Acquiring Funds found in any such document is inconsistent with the information contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other document. Certain information and commentary from the Acquiring Funds' most recent annual reports relating to the Acquiring Funds' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

   Other information filed by the Acquiring Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

--------------------------------------------------------------------------------

VOTING INFORMATION

   Record date, quorum and method of tabulation. Shareholders of record of each Acquired Fund at the close of business on May 1, 2000 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. All shareholders of each Acquired Fund vote together as a single class in connection with the approval or disapproval of the Mergers. Shareholders of each Acquired Fund will vote only on the approval or disapproval of that Fund's Merger.

    Votes cast by proxy or in person at the Meeting will be counted by persons appointed by AGSPC2 as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposals relating to the Mergers.

   Shares outstanding and beneficial ownership. As of the Record Date, as shown on the books of the Acquired Funds, there were issued and outstanding the following number of shares of beneficial interest of each class of each Acquired Fund:

                                  Class Institutional Class
                          Class A   B            I          Institutional Class II
                          ------- ----- ------------------- ----------------------
American General Large
 Cap Growth Fund........
American General Mid Cap
 Growth Fund............
American General Small
 Cap Growth Fund........
American General Large
 Cap Value Fund.........
American General Mid Cap
 Value Fund.............
American General Small
 Cap Value Fund.........
American General Stock
 Index Fund.............
American General Mid Cap
 Index Fund.............
American General
 Balanced Fund..........
American General
 International Growth
 Fund...................
American General
 International Value
 Fund...................
American General Core
 Bond Fund..............
American General
 Domestic Bond Fund.....
American General
 Strategic Bond Fund....
American General
 Municipal Bond Fund....
American General Money
 Market Fund............

   As of the Record Date, the officers and Trustees of AGSPC2 and the officers and Trustees of North American Funds as a group beneficially owned less than 1% of the outstanding shares of each class of each Acquiring Fund. As of April 30,
2000, in the case of the Acquired Funds and           ,      in the case of the
Acquiring Funds, to the best of the knowledge of AGSPC2 and North American Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring Funds:

                             Insert 5% owners table

   Solicitation of Proxies. Solicitation of proxies by personal interview, mail, fax, telephone and internet may be made by officers and Trustees of AGSPC2, and the officers and Trustees of North American Funds and employees of
VALIC, AGAM and their affiliates. In addition, the firm of [      ] has been
retained to assist in the solicitation of proxies. The costs for solicitation of proxies, like the other costs associated with the Mergers, will be borne by AGC. See "Information About the Mergers."

   Revocation of proxies. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of AGSPC2 at the principal office of AGSPC2 at 2929 Allen Parkway, Houston, Texas 77019) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of AGSPC2. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the Proposal (set forth in Proposals 1-16 of the Notice of Meeting) to implement the Merger with respect to the relevant Acquired Fund.

  Shareholder proposals at future meetings of shareholders. AGSPC2 Declaration of Trust does not provide for annual meetings of shareholders, and AGSPC2 does not currently intend to hold such a meeting for shareholders of the Acquired Funds in 2000. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Acquired Funds' shareholders must be received by AGSPC2 a reasonable period of time prior to any such meeting. If the Mergers are consummated, there will be no meetings of the shareholders of the Acquired Funds.

  Adjournment. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

                                                                   May 12, 2000.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement") is made as of March 31, 2000 in Boston, Massachusetts, by and between American General Series Portfolio Company 2, a Delaware business trust, on behalf of its American
General [    ] Fund series (the "Acquired Fund") and North American Funds, a
Massachusetts business trust (the "North American Funds"), on behalf of its
[    ] Fund series (the "Acquiring Fund").

Plan of Reorganization

    (a) On the Exchange Date (as defined in Section 6), the Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, [(iii) a number of full and fractional Institutional Class I shares of beneficial interest of the Acquiring Fund (the "Class I Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date and (iv) a number of full and fractional Institutional Class II shares of beneficial interest of the Acquiring Fund (the "Institutional Class II Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund assumed by the Acquiring Fund on that date.] (The Class A Merger Shares, the Class B Merger Shares, [the Institutional Class I Merger Shares and the Institutional Class II Merger Shares] shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of
Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

    (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B, [Institutional Class I and Institutional Class II] shareholders of record as of the Exchange Date the Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares which the number of Class A, Class B, [Institutional Class I and Institutional Class II] shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

    (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provision of the Agreement and Declaration of Trust, as amended, of American General Series Portfolio Company 2 (the "AGSPC2 Declaration of Trust") and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

Agreement

   The Acquiring Fund and the Acquired Fund agree as follows:

   1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

     a. The Acquiring Fund is a series of North American Funds, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of North American Funds and the Acquiring Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on North American Funds. Each of North American Funds and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     b. North American Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. The statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended October 31, 1999 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of that date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     d. The prospectus and statement of additional information of the Acquiring Fund, each dated March 1, 2000 (collectively, the "North American Prospectus"), previously furnished to the Acquired Fund, did not as of such date and does not as of the date hereof, with respect to North American Funds or the Acquiring Fund, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of North American Funds or the Acquiring Fund, threatened against North American Funds or the Acquiring Fund, which assert liability on the part of North American Funds or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 1999, those incurred in the ordinary course of its business as an investment company since October 31, 1999 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of North American Funds' officers, are required to be filed by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by North American Funds on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by North American Funds, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or North American Funds specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the North American Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

     k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

   2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

     a. The Acquired Fund is a series of American General Series Portfolio Company 2, a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. Each of American General Series Portfolio Company 2 and the Acquired Fund is registered in every jurisdiction where required, except to the extent that failure to so register would not have a material adverse effect on American General Series Portfolio Company 2. Each of American General Series Portfolio Company 2 and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     b. American General Series Portfolio Company 2 is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended October 31, 1999 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

     d. The current prospectus and statement of additional information of American General Series Portfolio Company 2, dated March 1, 2000 (collectively, the "AGSPC2 Prospectus"), which has been previously furnished to the Acquiring Fund, did not as of such dates and does not as of the date of this Agreement contain, with respect to American General Series Portfolio Company 2 or the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of American General Series Portfolio Company 2 or the Acquired Fund, threatened against American General Series Portfolio Company 2 or the Acquired Fund, which assert liability on the part of American General Series Portfolio Company 2 or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in American General Series Portfolio Company 2's registration statement on Form N-1A or the AGSPC2 Prospectus.

     g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of October 31, 1999 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of American General Series Portfolio Company 2's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     i. At the Exchange Date, American General Series Portfolio Company 2, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 1999 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions, through the Exchange Date.

     j. No registration under the 1933 Act of any of the Investments would be required if the Investments were, as of the time of such transfer, the subject of a public distribution by either the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

     k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

     l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
  Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or American General Series Portfolio Company 2 specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

     n. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the North American Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Acquired Fund's fiduciary duty to its shareholders.

     o. All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

   3. Reorganization.

     a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligations to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
  Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any Investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund.

     b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

   4. Transaction. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, [(iii) a number of full and fractional Institutional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iv) a number of full and fractional Institutional Class II Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund assumed by the Acquiring Fund on that date] determined as hereinafter provided in this Section 4.

     a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

     b. The net asset value of the Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares shall be computed in the manner set forth in the North American Prospectus. The value of the assets and liabilities of the Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

     c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

     d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions. [The Acquired Fund shall distribute the Institutional Class I Merger Shares to the Institutional Class I shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Institutional Class I Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Institutional Class II Merger Shares to the Institutional Class II shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Institutional Class II Acquired Fund shareholder in accordance with such written instructions.]

     e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

   5. Expense, Fees, etc.

     a. The parties hereto understand and agree that the transactions contemplated by this Agreement are being undertaken contemporaneously with a general consolidation of certain of the registered investment companies advised by American General Asset Management Corp. ("AGAM"), formerly named CypressTree Asset Management, Inc. and The Variable Annuity Life Insurance Company ("VALIC") and their affiliates; and that in connection therewith the costs of all such transactions are being borne by American General Corporation ("AGC"). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

     b. Reserved

     c. Reserved

     d. In the event the transactions contemplated by this Agreement are not consummated for any reason, AGC shall bear all expenses incurred in connection with such transactions.

     e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

   6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massachusetts as of March 31, 2000, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   7. Meetings of Shareholders; Dissolution.

     a. American General Series Portfolio Company 2, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the Acquired Fund's assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

     b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the American General Series Portfolio Company 2 Declaration of Trust in accordance with applicable law and that, on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

     c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

   8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since October 31, 1999 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

     c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from Ernst & Young LLP dated the Exchange Date reporting on the results of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended October 31, 1999 and the period November 1, 1999 to the Exchange Date (the latter period being based on unaudited data).

     e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     f. That the Acquiring Fund shall have received an opinion of Sullivan & Worcester LLP, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) American General Series Portfolio Company 2 is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by American General Series Portfolio Company 2 on behalf of the Acquired Fund and, assuming that the Registration Statement, the North American Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by North American Funds on behalf of the Acquiring Fund, is a valid and binding obligation of American General Series Portfolio Company 2 and the Acquired Fund; (iii) American General Series Portfolio Company 2, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate American General Series Portfolio Company 2 Declaration of Trust or Bylaws or any provision of any agreement known to such counsel to which American General Series Portfolio Company 2 or the Acquired Fund is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by American General Series Portfolio Company 2 on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, with respect to the matters specified in Section 9(f) of this Agreement.

     h. [Except in the cases of the Mergers of American General Small Cap Value Fund into North American Mid Cap Value Fund, and American General Mid Cap Index Fund into North American Stock Index Fund], that the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquiring Fund. [In the cases of the Mergers of American General Small Cap Value Fund into North American Mid Cap Value Fund, and American General Mid Cap Index Fund into North American Stock Index Fund, that the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes, the above-described results are more likely than not to obtain.]

     i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of American General Series Portfolio Company 2 or the Acquiring Fund, threatened by the Commission.

     k. That American General Series Portfolio Company 2 shall have received from the Commission any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities, or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     l. That all actions taken by American General Series Portfolio Company 2 on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

     m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over
  (y) the Acquired Fund's deductions disallowed under Sections 265 and 171
  (a) (2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), in each case for its taxable years ending on or after October 31, 1999, and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ending on October 31, 1999, and all subsequent taxable periods ending on or prior to the Exchange Date.

     n. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

     o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

     p. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

     q. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

     r. That the Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedures customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

     s. [That the Merger of the American General [    ] Fund into the North
  American [    ] Fund shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the American
  General [    ] Fund entitled to vote.]

   9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That North American Funds, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of North American Funds, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that AGAM shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of AGAM, certifying that as of the Valuation Time and as of the Exchange Date, to the best of AGAM's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

     d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) North American Funds is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and, except as described in the North American Prospectus, non-assessable by North American Funds and the Acquiring Fund and that no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by North American Funds on behalf of the Acquiring Fund and, assuming that the North American Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by American General Series Portfolio Company 2 on behalf of the Acquired Fund, is a valid and binding obligation of North American Funds and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate North American Funds' Amended and Restated Agreement and Declaration of Trust, as amended (the "North American Declaration of Trust") or By-Laws, or any provision of any agreement known to such counsel to which North American Funds or the Acquiring Fund is a party or by which it is bound;
  (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by North American Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     f. [Except in the cases of the Mergers of American General Small Cap Value Fund into North American Mid Cap Value Fund, and American General Mid Cap Index Fund into North American Stock Index Fund] that the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund;
  (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset. [In the cases of the Mergers of American General Small Cap Value Fund into North American Mid Cap Value Fund, and American General Mid Cap Index Fund into North American Stock Index Fund, that the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes, the above-described results are more likely than not to obtain.]

     g. That all actions taken by North American Funds on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

     h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of North American Funds or the Acquiring Fund, threatened by the Commission.

     i. That North American Funds shall have received from the Commission and any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     j. That the investment advisory agreement between American General Asset Management, Inc. and the Acquiring Fund that is the subject of the Proxy
  Statement to Acquiring Fund shareholders dated April    , 2000 shall have
  been approved by the shareholders of the Acquiring Fund.

     k. [That the Merger of the American General [   ] Fund into the North
  American [   ] Fund shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the American
  General [   ] Fund entitled to vote.]

      10. Reserved

      11. Waiver of Conditions. The Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of the trustees of American General Series Portfolio Company 2 and the trustees of North American Funds on behalf of each Fund, or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a) and 9(a).

      12. No Broker, Etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it, North American Funds or American General Series Portfolio Company 2 who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

      13. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees of American General Series Portfolio Company 2 and the trustees of North American Funds on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by November 27, 2000, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

      14. Reserved

      15. Covenants, Etc., Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by or on behalf of either of them.

      16. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

      17. Declaration of Trust. A copy of the North American Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of North American Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of North American Funds individually but are binding only upon the assets and property of the Acquiring Fund.

                                          AMERICAN GENERAL SERIES PORTFOLIO
                                          COMPANY 2,
                                          on behalf of its [    ] series

                                          By: _________________________________

                                          NORTH AMERICAN FUNDS,
                                          on behalf of its [    ] series

                                          By: _________________________________

                                                                      APPENDIX B

  Excerpts from the Annual Report of North American Funds for the year ended October 31, 1999 regarding the investment performance of the Acquiring Funds are provided on the following pages. Please note that certain of the investment strategies of the Mid Cap Growth Fund (formerly the Small/Mid Cap Fund), the Balanced Fund, the Strategic Income Fund, the Core Bond Fund (formerly the Investment Quality Bond Fund) and the Municipal Bond Fund (formerly the National Municipal Bond Fund) have changed since October 31, 1999. As the Stock Index Fund and the Mid Cap Value Fund are new Funds created after October 31, 1999, the Annual Report does not include the investment performance for these two Funds. Corresponding information for the Money Market Fund is not required to be included in the Annual Report.

                           International Equity Fund
              (formerly the International Growth and Income Fund)

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in accordance with country and sector
                     weightings determined by MSAM in equity securities of
                     non-U.S. issuers which, in the aggregate, replicate broad
                     market indices.
Subadvisor:          Morgan Stanley Asset Management (MSAM)
Portfolio            Barton M. Biggs, Ann Thivierge
Manager:
Inception Date:      January 9, 1995/6/
                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                           International Equity Fund
            Growth of    Growth of
             $10,000     $10,000
           Invested in Invested in
           Class A       Class A
           shares at   shares with
           Net Asset   of the Int'l
              Value     Growth &
           of the Int'l  Income
             Growth &     Fund                                   MSCI All
           Income Fund 5.75% Sales Customized   85/15   75/15/10 Country   MSCA
Month Ended   NAV         Charge   Benchmark  Composite Composite ex U.S.  EAFE
Dec-
94      $10,000      $9,425     $10,000   $10,000   $10,000  $10,000 $10,000
Jan-
95       $9,800      $9,237      $9,766    $9,766    $9,690   $9,546  $9,616
Feb-
95       $9,590      $9,039      $9,795    $9,795    $9,662   $9,494  $9,588
Mar-
95      $10,030      $9,453     $10,473   $10,473   $10,277  $10,031 $10,186
Apr-
95      $10,350      $9,755     $10,840   $10,840   $10,658  $10,422 $10,569
May-
95      $10,150      $9,566     $10,761   $10,761   $10,636  $10,376 $10,444
Jun-
95       $9,977      $9,403     $10,608   $10,608   $10,511  $10,233 $10,261
Jul-
95      $10,488      $9,885     $11,163   $11,163   $11,020  $10,813 $10,900
Aug-
95      $10,228      $9,639     $10,692   $10,692   $10,579  $10,438 $10,485
Sep-
95      $10,308      $9,715     $10,916   $10,916   $10,778  $10,616 $10,689
Oct-
95      $10,137      $9,554     $10,662   $10,662   $10,519  $10,333 $10,402
Nov-
95      $10,338      $9,743     $10,926   $10,926   $10,727  $10,576 $10,691
Dec-
95      $10,786     $10,165     $11,307   $11,307   $11,102  $10,994 $11,122
Jan-
96      $10,888     $10,262     $11,299   $11,299   $11,176  $11,145 $11,167
Feb-
96      $10,857     $10,233     $11,331   $11,331   $11,175  $11,145 $11,205
Mar-
96      $11,041     $10,406     $11,509   $11,509   $11,327  $11,353 $11,443
Apr-
96      $11,265     $10,617     $11,709   $11,709   $11,541  $11,697 $11,776
May-
96      $11,235     $10,589     $11,617   $11,617   $11,465  $11,521 $11,559
Jun-
96      $11,367     $10,714     $11,681   $11,681   $11,529  $11,580 $11,624
Jul-
96      $11,102     $10,464     $11,482   $11,482   $11,281  $11,195 $11,285
Aug-
96      $11,214     $10,569     $11,617   $11,617   $11,420  $11,261 $11,309
Sep-
96      $11,510     $10,848     $11,856   $11,856   $11,635  $11,541 $11,610
Oct-
96      $11,581     $10,916     $11,902   $11,902   $11,637  $11,425 $11,492
Nov-
96      $12,010     $11,319     $12,357   $12,357   $12,046  $11,865 $11,949
Dec-
96      $12,093     $11,397     $12,296   $12,296   $11,996  $11,728 $11,795
Jan-
97      $11,849     $11,167     $11,941   $11,941   $11,776  $11,513 $11,382
Feb-
97      $11,926     $11,241     $12,126   $12,126   $11,959  $11,724 $11,569
Mar-
97      $12,004     $11,314     $12,145   $12,146   $11,978  $11,699 $11,610
Apr-
97      $11,993     $11,303     $12,167   $12,168   $12,000  $11,798 $11,672
May-
97      $12,503     $11,784     $12,831   $12,832   $12,655  $12,526 $12,432
Jun-
97      $12,947     $12,203     $13,448   $13,445   $13,263  $13,218 $13,117
Jul-
97      $13,091     $12,339     $13,664   $13,660   $13,476  $13,485 $13,329
Aug-
97      $12,270     $11,565     $12,774   $12,771   $12,598  $12,424 $12,334
Sep-
97      $12,736     $12,004     $13,464   $13,461   $13,279  $13,096 $13,024
Oct-
97      $11,993     $11,303     $12,530   $12,526   $12,357  $11,981 $12,023
Nov-
97      $11,838     $11,157     $12,387   $12,383   $12,216  $11,831 $11,900
Dec-
97      $12,036     $11,344     $12,499   $12,495   $12,327  $11,968 $12,004
Jan-
98      $12,368     $11,657     $12,874   $12,869   $12,671  $12,326 $12,552
Feb-
98      $13,166     $12,409     $13,732   $13,728   $13,419  $13,148 $13,358
Mar-
98      $13,707     $12,919     $14,207   $14,201   $13,763  $13,602 $13,769
Apr-
98      $13,940     $13,139     $14,309   $14,303   $13,881  $13,700 $13,878
May-
98      $13,756     $12,965     $14,049   $14,043   $13,619  $13,451 $13,810
Jun-
98      $13,559     $12,780     $13,997   $13,991   $13,560  $13,401 $13,915
Jul-
98      $13,608     $12,826     $14,129   $14,123   $13,701  $13,528 $14,056
Aug-
98      $11,312     $10,661     $12,137   $12,132   $12,097  $11,620 $12,314
Sep-
98      $10,771     $10,152     $11,880   $11,875   $12,019  $11,375 $11,936
Oct-
98      $12,073     $11,379     $13,125   $13,119   $13,191  $12,566 $13,180
Nov-
98      $12,712     $11,981     $13,830   $13,824   $13,764  $13,242 $13,855
Dec-
98      $13,022     $12,273     $14,307   $14,300   $14,199  $13,698 $14,401
Jan-
99      $13,219     $12,459     $14,291   $14,285   $14,118  $13,683 $14,357
Feb-
99      $12,837     $12,099     $13,971   $13,965   $13,806  $13,377 $14,016
Mar-
99      $13,601     $12,819     $14,646   $14,640   $14,475  $14,023 $14,600
Apr-
99      $14,032     $13,225     $15,239   $15,372   $15,093  $14,724 $15,192
May-
99      $13,305     $12,540     $16,024   $14,650   $14,456  $14,032 $15,974
Jun-
99      $13,823     $13,028     $16,649   $15,323   $15,009  $14,677 $16,597
Jul-
99      $14,143     $13,330     $17,144   $15,682   $15,384  $15,022 $17,090
Aug-
99      $14,192     $13,376     $17,207   $15,737   $15,451  $15,074 $17,153
Sep-
99      $14,266     $13,446     $17,381   $15,843   $15,538  $15,176 $17,326
Oct-
99      $14,648     $13,806     $18,033   $16,433   $15,999  $15,740 $17,976

                               Performance Table

                                         Average Annual         Cumulative
                                          Total Return         Total Return
                                    ------------------------ -----------------
Periods Ending October 31, 1999       1      Since   Since/6   Since   Since/6
                                     Year  Inception    /    Inception    /
                                    ------ --------- 4/1/99  --------- 4/1/99
                                                     -------           -------
Customized Benchmark/1/,/2/         37.39%  12.95%   23.12%   80.33%   23.12%
85%/15% Composite Index/1/,/3/      25.26%  10.81%   12.25%   64.33%   12.25%
75%/15%/10% Composite Index/1/,/7/  21.29%  10.20%   10.53%   59.99%   10.53%
MSCI All Country World ex
 U.S./1/,/7/                        25.26%   9.83%   12.25%   57.40%   12.25%
MSCI EAFE/1/,/8/                    36.39%  12.88%   23.12%   79.76%   23.12%
International Equity Fund A (NAV)   21.33%   8.26%    7.70%   46.48%    7.70%
International Equity Fund Class A
 (net of 5.75%
 sales charge)                      14.35%   6.94%    1.51%   38.06%    1.51%
International Equity Fund Class B
 (NAV)                              20.53%   7.66%    7.31%   42.66%    7.31%
International Equity Fund Class B
 (net of CDSC)/4/                   15.53%   7.35%    2.31%   40.66%    2.31%
International Equity Fund Class C
 (NAV)                              20.53%   7.65%    7.31%   42.56%    7.31%
International Equity Fund Class C
 (net of CDSC)/5/                   19.53%   7.65%    6.31%   42.56%    6.31%

---------------------
/1/ All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/ Comprised of 75% of the return of the MSCI EAFE Index, 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index, and 10% of the MSCI Emerging Markets Free ex Malaysia Index. In February of 1997, the 85%/15% Composite Index was adjusted to reflect the addition of the MSCI Emerging Markets Free ex Malaysia Index. In January 1998, this index was changed to the MSCI All Country World ex U.S. Index to accurately reflect the Fund's investment objective.
/3/ Comprised of 85% of the return of the MSCI EAFE and 15% of the return of the Salmon Brothers Non-$ WGBI 10 Index.
/4/ The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/5/ The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /6/ Current investment subadvisor assignment became effective 4/1/99.
/7/ Composite composed of 75% MSCI EAFE, 15% the Salomon Brothers Non-$ WGBI 10
    Index, both fixed weighted Japan at 25%, and 10% Emerging Markets Free ex Malaysia from February 1, 1997 to December 31, 1997, then MSCI All Country World Free (ex US) Index.
/8/ The benchmark became MSCI EAFE Index on 4/1/99 when Morgan Stanley Asset
    Management assumed management of the Fund.

                        Portfolio Managers' Commentary

The International Equity Fund's Class A performance for the year-ended October 31, 1999 was 21.33% as compared to the Composite Index* return of 37.39% for the same period.

International markets made good progress in the fourth quarter of 1998 as they recovered from volatility in the third quarter. Central bank easings around the world helped equities rebound. Although European stocks lagged the U.S. during the quarter, they still posted a strong gain of 20.5%. Continued optimism over corporate restructuring contributed to the strength of these markets. Japan was up 5.1% for the quarter, in spite of a continued recession. An injection of capital into the Japanese banking sector contributed to the market's return. The emerging markets had a strong quarter, as stocks were boosted by global interest rate cuts.

In the first quarter of 1999, the Fund's Japanese holdings fared particularly well, as the market in this region outperformed all other stock markets worldwide in February and March. Investors became more optimistic that Japanese economic growth could resume, and corporate restructuring began to proliferate. In Europe, investors continue to be concerned about slowing economic activity and pressure on corporate profits, which have overshadowed an upsurge in mergers and acquisitions. For the quarter, Europe lagged both the U.S. and Japan. Emerging markets provided strong returns for the quarter, marked by a recovery in Brazil.

In April, 1999, Morgan Stanley Asset Management took over management of the Fund. For much of the second quarter, the Fund was defensively positioned and the emphasis on Japan and Asia positively affected the Fund. Although European economic growth was picking up, we were concerned about high valuation levels. Thus we still preferred Asia and remained underweight in Europe.

For the past several months, global markets have churned on worries about interest rates and central bank policies. However, the October release of the moderate U.S. 3rd quarter economic growth numbers and a lower than expected employment cost index increased the probability of a soft landing in the U.S. This scenario has increased our confidence that global markets will be strong. Japan and Asia are just emerging from devastating depression and bear markets, and Europe is in the early stages of what could be a prolonged period of growth. We believe EAFE is well positioned versus the S&P 500 not for months, but for years.

                             Emerging Growth Fund
                  (currently named the Small Cap Growth Fund)

Investment           Seeks to provide maximum capital appreciation by
Objective:           investing primarily in a portfolio of equity securities
                     of domestic companies. Under normal conditions, the Fund will be mainly invested in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

Subadvisor:          Warburg Pincus Asset Management, Inc.

Portfolio            Elizabeth B. Dater, Stephen J. Lurito
Manager:

Inception Date:      January 6, 1998
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                              Emerging Growth Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in       Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge     Investment in the
Month Ended            of the Emerging Growth Fund              of the Emerging Growth Fund        Russell 2000 Growth
Month Ended                        NAV                               5.75% Sales Charge            Russell 2000 Growth
1/6/98                           $10,000                                   $9,425                       $10,000
Jan-
98                            $9,990                                   $9,416                        $9,867
Feb-
98                           $10,690                                  $10,075                       $10,738
Mar-
98                           $11,160                                  $10,518                       $11,189
Apr-
98                           $11,270                                  $10,622                       $11,258
May-
98                           $10,640                                  $10,028                       $10,440
Jun-
98                           $10,940                                  $10,311                       $10,547
Jul-
98                            $9,910                                   $9,340                        $9,666
Aug-
98                            $7,890                                   $7,436                        $7,435
Sep-
98                            $8,470                                   $7,983                        $8,189
Oct-
98                            $8,880                                   $8,369                        $8,617
Nov-
98                            $9,410                                   $8,869                        $9,285
Dec-
98                           $10,090                                   $9,510                       $10,125
Jan-
99                           $10,350                                   $9,755                       $10,581
Feb-
99                            $9,530                                   $8,982                        $9,613
Mar-
99                           $10,090                                   $9,510                        $9,955
Apr-
99                           $10,290                                   $9,698                       $10,834
May-
99                           $10,350                                   $9,755                       $10,852
Jun-
99                           $11,630                                  $10,961                       $11,423
Jul-
99                           $11,530                                  $10,867                       $11,070
Aug-
99                           $11,450                                  $10,792                       $10,656
Sep-
99                           $11,970                                  $11,282                       $10,862
Oct-
99                           $12,810                                  $12,073                       $11,137


                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 1999                   ------ --------- ------------
Russell 2000 Growth/1/                            29.98%   6.05%      11.37%
Emerging Growth Fund A (NAV)                      44.26%  14.61%      28.10%
Emerging Growth Fund Class A (net of 5.75% sales
 charge)                                          35.97%  10.93%      20.73%
Emerging Growth Fund Class B (NAV)                42.36%  13.42%      25.70%
Emerging Growth Fund Class B (net of CDSC)/2/     37.36%  10.91%      20.70%
Emerging Growth Fund Class C (NAV)                42.19%  13.42%      25.70%
Emerging Growth Fund Class C (net of CDSC)/3/     41.19%  13.42%      25.70%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Supported by optimism over interest rates and earnings, small-cap and emerging-growth stocks had generally good showings in October, with the Russell 2000 Growth and Russell 2500 Growth indexes up 2.56% and 4.87%, respectively. North American Emerging Growth Fund had a gain of 7.02% for the month, a solid return both in absolute terms and compared to those of its benchmarks. The Emerging Growth Fund's Class A performance for the year-ended October 31, 1999, was 44.26% as compared to the Russell 2000 Growth Index return of 29.98% for the same period. Factors that helped the Fund included its overweightings in the buoyant technology and communications areas.

In terms of general strategy, we remained focused on well-managed companies offering innovative products and services. And with respect to major investment themes, we continued to emphasize companies that stand to benefit from a global push for enhanced productivity, as well as those standing to benefit from a maturing and increasingly wealthy population. In this context, our primary areas of concentration remained technology, communications, business services, leisure & entertainment and health-care stocks.

The recent decline in smaller-cap and aggressive-growth stocks notwithstanding, we see ample grounds for optimism regarding their longer-term prospects. The main reason for our bullishness is the stocks' relative valuations. By almost any relevant measure, smaller companies are selling extremely cheaply vs. larger companies, trading at multiples well below their 20-year averages. Assuming that investors ultimately care about value - and historically they have - smaller caps could see a material pickup in buying interest at some point in the months ahead.

Adding to the stocks' potential appeal is these companies' relatively strong earnings prospects. Analysts are currently calling for small-cap earnings growth of roughly 12% in the third quarter, a healthy gain albeit a less-robust one than that expected for larger companies. The fourth quarter looks far better for smaller caps, though, both in relative and absolute terms, with estimates calling for year-over-year growth of as much as 30%, vs. 20% or thereabouts for larger companies. The medium- to longer-term outlook is positive as well, with many analysts expecting smaller companies' earnings growth to handily exceed that of larger companies over the next three to five years. Assuming these projections, especially the longer-range ones, are accurate (admittedly, a big assumption), they make small-cap stocks' current low multiples that much more compelling.

A third factor that could spark and sustain interest in the group is the near certainty of ongoing acquisition activity. Smaller companies have been gobbled up by larger ones at a furious clip so far in 1999, with the total number of deals for the year likely to be the highest in a decade. The effect on the share prices of targeted firms has been, in most cases, considerable, and the likelihood of continued such activity could, at some point, prove too strong a lure for investors to continue to ignore.

Given the above, we remain positive on the asset class. Given a catalyst, such as an easing of interest-rate concerns or a broadening of market leadership, we think small caps could see their fortunes improve considerably, and in fairly short order. In the meantime, we remain focused on identifying the most promising companies, since we expect wide differences in share-price performance between the ultimate winners and losers in the group.

                              Small/Mid Cap Fund
                   (currently named the Mid Cap Growth Fund)

                     Seeks to provide long-term capital appreciation by
Investment           investing at least 65% of its assets in the stocks of
Objective:           small-to-mid size companies that have total market
                     capitalization between $500 million and $5 billion.
Subadvisor:          Fred Alger Management, Inc.
Portfolio            David D. Alger
Manager:             March 4, 1996
Inception Date:

                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                               Small/Mid Cap Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in             Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge       Investment in the Russell
Month Ended             of the Small/Mid Cap Fund                of the Small/Mid Cap Fund               2000 Growth Index
Month Ended                      NAV                                  5.75% Sales Charge              Russell 2000 Growth Index
Feb-
96                        $10,000                                       $9,425                           $10,000
Mar-
96                        $10,168                                       $9,583                           $10,198
Apr-
96                        $10,584                                       $9,975                           $10,981
May-
96                        $10,768                                      $10,149                           $11,545
Jun-
96                        $10,352                                       $9,757                           $10,794
Jul-
96                         $9,312                                       $8,777                            $9,476
Aug-
96                         $9,792                                       $9,229                           $10,177
Sep-
96                        $10,328                                       $9,734                           $10,702
Oct-
96                        $10,096                                       $9,515                           $10,240
Nov-
96                        $10,696                                      $10,081                           $10,525
Dec-
96                        $10,504                                       $9,900                           $10,730
Jan-
97                        $10,944                                      $10,315                           $10,990
Feb-
97                        $10,240                                       $9,651                           $10,326
Mar-
97                         $9,688                                       $9,131                            $9,598
Apr-
97                         $9,832                                       $9,267                            $9,487
May-
97                        $10,600                                       $9,991                           $10,913
Jun-
97                        $11,248                                      $10,601                           $11,283
Jul-
97                        $12,328                                      $11,619                           $11,860
Aug-
97                        $12,184                                      $11,483                           $12,216
Sep-
97                        $13,080                                      $12,328                           $13,191
Oct-
97                        $12,408                                      $11,695                           $12,398
Nov-
97                        $12,448                                      $11,732                           $12,103
Dec-
97                        $12,173                                      $11,473                           $12,110
Jan-
98                        $12,156                                      $11,457                           $11,949
Feb-
98                        $13,287                                      $12,523                           $13,004
Mar-
98                        $14,166                                      $13,352                           $13,551
Apr-
98                        $14,109                                      $13,298                           $13,633
May-
98                        $13,653                                      $12,868                           $12,642
Jun-
98                        $14,695                                      $13,850                           $12,771
Jul-
98                        $14,410                                      $13,582                           $11,705
Aug-
98                        $11,489                                      $10,828                            $9,003
Sep-
98                        $12,286                                      $11,580                            $9,916
Oct-
98                        $13,092                                      $12,339                           $10,434
Nov-
98                        $14,052                                      $13,244                           $11,243
Dec-
98                        $15,782                                      $14,875                           $12,261
Jan-
99                        $15,623                                      $14,724                           $12,813
Feb-
99                        $14,869                                      $14,014                           $11,640
Mar-
99                        $16,146                                      $15,218                           $12,055
Apr-
99                        $16,217                                      $15,285                           $13,119
May-
99                        $16,323                                      $15,385                           $13,14

                               Performance Table


                                    Average Annual        Cumulative
                                     Total Return        Total Return
                                    -------------- -------------------------
                                          1           Since        Since
Periods Ending October 31, 1999          Year      Inception/1/ Inception/1/
                                    -------------- ------------ ------------
S&P Mid Cap 400 Index                   20.96%        18.09%       83.99%
Russell 2000 Growth Index               29.98%         8.52%       34.97%
50%/50% Composite Index/2/              25.47%        13.31%       59.48%
Small/Mid Cap Fund A (NAV)              25.50%        14.53%       64.30%
Small/Mid Cap Fund Class A (net of
 5.75% sales charge)                    18.28%        12.69%       54.85%
Small/Mid Cap Fund Class B (NAV)        24.62%        13.69%       59.95%
Small/Mid Cap Fund Class B (net of
 CDSC)/3/                               19.62%        13.10%       56.95%
Small/Mid Cap Fund Class C (NAV)        24.65%        13.74%       60.18%
Small/Mid Cap Fund Class C (net of
 CDSC)/4/                               23.65%        13.74%       60.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P MidCap 400 Index and 50% of the return of the Russell 2000 Growth Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Despite being invested primarily in small-cap and mid-cap stocks - which vastly underperformed large-cap stocks during the recent fiscal year - the Small/MidCap Fund posted solid results. The Small/Mid Cap Fund Class A posted a return of 25.50%, slightly underperforming the Composite Index (Russell 2000 Growth/S&P 400) return of 25.47% for the same period, but easily outperforming the S&P MidCap 400 Index return of 20.96%. A heavy technology weighting, a growth stock orientation and the strong performance of a few key holdings allowed the Fund to outperform the small-cap and mid-cap markets.

The fiscal year ended October 31, 1999 began in the midst of a dramatic recovery from the July/August 1998 market correction caused by the Asian financial crisis. The third of three interest rate cuts by the Fed took place in November 1998, adding momentum to the market's revival. During the first half of the year, large-cap stocks marched forward without a notable setback, while their smaller counterparts struggled. All of the major large-cap indices continuously set new highs, and the Dow Jones Industrial Average closed over 10,000 for the first time on March 29, 1999.

May and June saw consolidation and profit taking in the equity markets. An ongoing fear of rising interest rates was realized on June 30 when the Fed "took back" one of three previous interest rate cuts by hiking the Fed Funds Rate to 5%. Nonetheless, the market shrugged off the rate hike and took solace in the Fed's return to a "neutral bias." Large-cap stocks continued to rally, and the S&P 500 reached an intra-day high of 1420.33 on July 19.

The fourth quarter of the recent fiscal year was marked by extreme market volatility, an overall downward trend, and ultimately, a dramatic rebound. The market slipped steadily downward from its mid-July peak and failed to match its previous highs during August and September. In October, mounting fears of rising interest rates, an upward spike in the price of gold and a series of threatening economic reports forced the yield on the long bond to 6.40%. Equity markets reacted strongly. The Dow Jones dropped more than 1,000 points in less than a month, briefly dipping below the 10,000 level on October 18th. As is so often the case, however, the market recovered when it appeared to be at its weakest. As inflation jitters and interest rate fears subsided with the release of benign economic data, the final two weeks of October saw dramatic gains throughout both the bond and equity markets. The long bond once again approached 6%, and the Dow Jones neared 11,000.

The stock market is seemingly in the midst of a strong recovery. Recently, out of favor industries such as financials and pharmaceuticals have also begun to act well. According to David Alger, regardless of whether the Fed raises rates on November 16th, the market may continue to rally. If the Fed does raise rates, it will be viewed as the last in a set of three. If it does not, that will be considered bullish.

                              Growth Equity Fund
                  (currently named the Large Cap Growth Fund)

Investment           Seeks to provide long-term growth of capital by investing
Objective:           at least 65% of its assets in common stocks of well-
                     established, high-quality growth companies.
                     Founders Asset Management LLC
Subadvisor:
Portfolio
Manager:             Thomas Arrington, Scott Chapman
                     March 4, 1996
Inception Date:

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                               Growth Equity Fund

               Growth of $10,000    Growth of $10,000
                  Invested in          Invested in
               Class A shares at    Class A shares with
              Net Asset Value of        5.75% charge     Growth of $10,000
                the Growth             of the Growth        Investment
                Equity Fund            Equity Fund           in the
Month Ended        NAV              5.75% Sales Charge       S&P 500
Feb-96           $10,000                 $9,425              $10,000
Mar-96           $10,080                 $9,500              $10,098
Apr-96           $10,680                $10,066              $10,252
May-96           $11,168                $10,526              $10,504
Jun-96           $11,040                $10,405              $10,547
Jul-96           $10,216                 $9,629              $10,081
Aug-96           $10,560                 $9,953              $10,294
Sep-96           $11,104                $10,466              $10,873
Oct-96           $11,024                $10,390              $11,173
Nov-96           $11,712                $11,039              $12,018
Dec-96           $11,305                $10,655              $11,780
Jan-97           $11,994                $11,304              $12,516
Feb-97           $11,702                $11,029              $12,614
Mar-97           $11,329                $10,678              $12,095
Apr-97           $11,872                $11,190              $12,816
May-97           $12,578                $11,855              $13,595
Jun-97           $13,243                $12,481              $14,205
Jul-97           $14,419                $13,590              $15,334
Aug-97           $13,713                $12,925              $14,475
Sep-97           $14,419                $13,590              $15,267
Oct-97           $13,794                $13,001              $14,757
Nov-97           $13,932                $13,131              $15,440
Dec-97           $14,173                $13,358              $15,706
Jan-98           $14,323                $13,500              $15,880
Feb-98           $15,253                $14,376              $17,025
Mar-98           $16,068                $15,144              $17,897
Apr-98           $16,325                $15,386              $18,078
May-98           $16,086                $15,161              $17,767
Jun-98           $16,945                $15,971              $18,488
Jul-98           $16,644                $15,687              $18,292
Aug-98           $13,756                $12,965              $15,651
Sep-98           $14,615                $13,775              $16,654
Oct-98           $15,705                $14,802              $18,008
Nov-98           $16,476                $15,528              $19,099
Dec-98           $17,734                $16,714              $20,199
Jan-99           $18,959                $17,868              $21,043
Feb-99           $18,450                $17,389              $20,389
Mar-99           $19,467                $18,348              $21,205
Apr-99           $19,185                $18,081              $22,025
May-99           $18,375                $17,318              $21,505
Jun-99           $19,627                $18,499              $22,699
Jul-99           $18,949                $17,860              $21,991
Aug-99           $18,977                $17,886              $21,881
Sep-99           $18,657                $17,584              $21,281
Oct-99           $20,192                $19,031              $22,614

                               Performance Table

                                                 Average Annual   Cumulative
                                                  Total Return   Total Return
                                                ---------------- ------------
                                                  1      Since      Since
                                                 Year  Inception  Inception
Periods Ending October 31, 1999                 ------ --------- ------------
S&P 500/1/                                      25.58%  24.92%     126.14%
Growth Equity Fund A (NAV)                      28.57%  21.17%     101.92%
Growth Equity Fund Class A (net of 5.75% sales
 charge)                                        21.18%  19.23%      90.31%
Growth Equity Fund Class B (NAV)                27.77%  20.41%      97.33%
Growth Equity Fund Class B (net of CDSC)/2/     22.77%  19.90%      94.33%
Growth Equity Fund Class C (NAV)                27.75%  20.38%      97.18%
Growth Equity Fund Class C (net of CDSC)/3/     26.75%  20.38%      97.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The Growth Equity Fund's Class A performance for the year-ended October 31, 1999 was 28.57% as compared to the S&P 500 Index return of 25.58% for the same period. In December 1998, Thomas Arrington and Scott Chapman became co-managers of the Fund.

While the first half of the year saw strong performance in mid- to large-cap equities, the U.S. stock market experienced a summer pullback. This was driven initially by investors' concern that the Federal Reserve would further raise short-term interest rates, a fear that was realized in the form of August's hikes in the Federal Funds and discount rates.

Specifically, the performance of the Fund during the second quarter was adversely affected by a major shift in investor preference away from large-cap, consistent growth companies toward economically sensitive companies. This shift occurred primarily because the United States' economy grew faster than expected while, at the same time, Asian economies appeared to be stabilizing.

Consequently, the Fund faced strong headwinds in the second quarter as cyclical, mid-cap and small-cap stocks rebounded with a vengeance from their multi-year performance dormancy and traders took profits in large cap growth stocks. Traders became more confident of a robust economic outlook which gave them courage to buy companies with less certain longer-term outlooks.

Despite the market shift during the quarter, the Fund remained true to its investment discipline. We focus on companies that we believe have the potential to deliver consistent earnings growth in all-weather economic environments, not on companies that are inextricably tied to the health of the economy. The Fund emphasizes a diversified portfolio of brand-name large- and mid-capitalization growth companies with a demonstrated track record of reliable earnings growth. In the third quarter, this focus led us to be slightly overweight in the healthcare and technology sectors, positioning that served the Fund well. The imperatives of consumers investing in Internet access and companies investing in e-commerce capabilities also contributed to the gains in the technology sector. Both stock selection and an overweight position in the sector contributed to our performance.

                            Growth and Income Fund

Investment           Seeks to provide long-term growth of capital and income
Objective:           consistent with prudent investment risk by investing
                     primarily in a diversified portfolio of common stocks of United States issuers which the portfolio manager believes are of high quality.
                     Wellington Management Company LLP
Subadvisor:
Portfolio
Manager:             Matthew E. Megargel
                     May 1, 1991
Inception Date:

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                             Growth and Income Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge                Growth of $10,000
                       of the Growth & Income Fund              of the Growth & Income Fund                   Investment in the
Month Ended                      NAV                                5.75% Sales Charge                             S&P 500
Apr-
91                         $10,000                                   $9,425                                  $10,000
May-
91                         $10,240                                   $9,651                                  $10,428
Jun-
91                          $9,879                                   $9,311                                   $9,951
Jul-
91                         $10,201                                   $9,614                                  $10,417
Aug-
91                         $10,352                                   $9,757                                  $10,662
Sep-
91                         $10,205                                   $9,618                                  $10,487
Oct-
91                         $10,588                                   $9,979                                  $10,628
Nov-
91                         $10,175                                   $9,590                                  $10,198
Dec-
91                         $11,088                                  $10,450                                  $11,364
Jan-
92                         $10,775                                  $10,155                                  $11,153
Feb-
92                         $10,876                                  $10,250                                  $11,295
Mar-
92                         $10,642                                  $10,030                                  $11,074
Apr-
92                         $10,805                                  $10,183                                  $11,396
May-
92                         $10,845                                  $10,222                                  $11,458
Jun-
92                         $10,779                                  $10,159                                  $11,292
Jul-
92                         $11,217                                  $10,572                                  $11,747
Aug-
92                         $11,146                                  $10,505                                  $11,509
Sep-
92                         $11,400                                  $10,745                                  $11,642
Oct-
92                         $11,480                                  $10,820                                  $11,684
Nov-
92                         $11,777                                  $11,100                                  $12,077
Dec-
92                         $12,007                                  $11,317                                  $12,236
Jan-
93                         $12,162                                  $11,463                                  $12,325
Feb-
93                         $12,286                                  $11,579                                  $12,491
Mar-
93                         $12,677                                  $11,948                                  $12,760
Apr-
93                         $12,430                                  $11,715                                  $12,447
May-
93                         $12,657                                  $11,929                                  $12,783
Jun-
93                         $12,656                                  $11,928                                  $12,826
Jul-
93                         $12,625                                  $11,899                                  $12,765
Aug-
93                         $13,008                                  $12,260                                  $13,252
Sep-
93                         $12,956                                  $12,211                                  $13,154
Oct-
93                         $13,153                                  $12,396                                  $13,421
Nov-
93                         $12,884                                  $12,143                                  $13,294
Dec-
93                         $13,112                                  $12,358                                  $13,458
Jan-
94                         $13,574                                  $12,793                                  $13,909
Feb-
94                         $13,406                                  $12,635                                  $13,533
Mar-
94                         $12,892                                  $12,150                                  $12,945
Apr-
94                         $13,028                                  $12,279                                  $13,113
May-
94                         $13,259                                  $12,497                                  $13,327
Jun-
94                         $12,932                                  $12,188                                  $12,997
Jul-
94                         $13,481                                  $12,706                                  $13,428
Aug-
94                         $13,871                                  $13,074                                  $13,974
Sep-
94                         $13,607                                  $12,825                                  $13,637
Oct-
94                         $13,819                                  $13,024                                  $13,950
Nov-
94                         $13,196                                  $12,437                                  $13,438
Dec-94                         $13,421

                               Performance Table


                                             Average Annual       Cumulative
                                              Total Return       Total Return
                                         ----------------------- ------------
                                                  5      Since      Since
Periods Ending October 31, 1999          1 Year Years  Inception  Inception
                                         ------ ------ --------- ------------
S&P 500/1/                               25.58% 25.99%  19.13%     342.70%
Growth and Income Fund A (NAV)/4/        23.11% 22.91%   2.78%     200.63%
Growth and Income Fund Class A (net of
 5.75% sales charge)/4/                  16.03% 21.46%  20.49%     183.95%
Growth and Income Fund Class B (NAV)/4/  22.28% 22.21%  21.14%     191.96%
Growth and Income Fund Class B (net of
 CDSC)/2/,/4/                            17.28% 22.03%  21.07%     190.96%
Growth and Income Fund Class C (NAV)     22.28% 22.17%  16.82%     275.34%
Growth and Income Fund Class C (net of
 CDSC)/3/                                21.28% 22.17%  16.82%     275.34%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

The Growth and Income Fund's Class A performance for the year-ended October 31, 1999 was 23.11% as compared to the S&P 500 Stock Index return of 25.58% for the same period. This performance compares favorably to the average growth and income fund, as reported by Lipper Analytical Services, Inc., that climbed 17.55% over the same period. Fund performance was helped by select energy, information technology, and industrial and commercial stocks and by being underweight in finance and consumer discretionary stocks. Relative performance was limited by select health care and consumer staples holdings.

At the start of the fiscal year investors were concerned with tightening credit conditions sparked by the Russian default and the near collapse of a highly leveraged bond hedge fund. Fearing deflation and a global bear market, cautious investors created an upheaval in the capital markets. Investors sought refuge in safer issues, particularly U.S. Treasury securities and large, highly liquid stocks. Fortunately, the U.S. economy continued to perform well allowing interest rate spreads (the difference between yields on Treasury securities and bonds of lesser quality) to narrow from historically wide gaps. In addition, Japan, the Pacific Rim area, most of Europe, and some Latin America nations recovered or stabilized. Ratifying investor sentiment, the Dow broke 10,000 for the first time in March.

Looking ahead, an accelerating world economy is central to our investment outlook. We believe improving Japanese consumer confidence, a growth rebound in much of Asia, greater stability in Latin America, a stronger Europe, and slower, but solid growth in the U.S. should leave the world poised for growth.

We continue to believe that longer-term economic conditions for equities are favorable. Despite the recent rise in energy prices, we expect inflation to remain low. Technological innovation has boosted productivity and helped keep inflation under wraps in the recent past. That trend should continue. While we are anticipating moderating GDP growth, we would not be surprised by one or two Federal Reserve rate hikes in the next six months. We are intrigued by pending deregulation in the financial services industry and may see renewed interest in the sector sparked by consolidation activity. While values appear to be emerging in some sectors such as health care and finance, it may take time for the overall market to establish a firm base from which to move higher.

                                 Balanced Fund

                     To provide current income and capital appreciation by
Investment           investing in a balanced portfolio of common stocks, U.S.
Objective:           and foreign government obligations and a variety of
                     corporate fixed-income securities.
Subadvisor:          Founders Asset Management LLC
Portfolio            Brian F. Kelly
Manager:             August 28, 1989/5/
Inception Date:
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                                 Balanced Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in         Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge       Investment in the
Month Ended                of the Balanced Fund                     of the Balanced Fund                  S&P 500
Month Ended                        NAV                                5.75% Sales Charge                  S&P 500
Oct-
89                           $10,000                                   $9,425                         $10,000
Nov-
89                           $10,061                                   $9,482                         $10,204
Dec-
89                           $10,117                                   $9,535                         $10,449
Jan-
90                            $9,492                                   $8,946                          $9,748
Feb-
90                            $9,586                                   $9,035                          $9,874
Mar-
90                            $9,586                                   $9,035                         $10,135
Apr-
90                            $9,346                                   $8,809                          $9,882
May-
90                            $9,846                                   $9,280                         $10,845
Jun-
90                            $9,799                                   $9,235                         $10,772
Jul-
90                            $9,682                                   $9,125                         $10,737
Aug-
90                            $9,026                                   $8,507                          $9,766
Sep-
90                            $8,687                                   $8,188                          $9,291
Oct-
90                            $8,603                                   $8,108                          $9,251
Nov-
90                            $8,941                                   $8,427                          $9,848
Dec-
90                            $9,235                                   $8,704                         $10,123
Jan-
91                            $9,527                                   $8,979                         $10,565
Feb-
91                            $9,991                                   $9,417                         $11,320
Mar-
91                           $10,110                                   $9,529                         $11,594
Apr-
91                           $10,175                                   $9,590                         $11,622
May-
91                           $10,293                                   $9,702                         $12,119
Jun-
91                           $10,043                                   $9,466                         $11,565
Jul-
91                           $10,329                                   $9,735                         $12,107
Aug-
91                           $10,559                                   $9,952                         $12,391
Sep-
91                           $10,537                                   $9,932                         $12,188
Oct-
91                           $10,713                                  $10,097                         $12,351
Nov-
91                           $10,570                                   $9,963                         $11,852
Dec-
91                           $11,216                                  $10,571                         $13,207
Jan-
92                           $11,271                                  $10,623                         $12,961
Feb-
92                           $11,537                                  $10,874                         $13,127
Mar-
92                           $11,382                                  $10,728                         $12,870
Apr-
92                           $11,570                                  $10,905                         $13,244
May-
92                           $11,803                                  $11,124                         $13,316
Jun-
92                           $11,626                                  $10,957                         $13,123
Jul-
92                           $11,884                                  $11,200                         $13,652
Aug-
92                           $12,877                                  $12,137                         $13,376
Sep-
92                           $11,825                                  $11,145                         $13,530
Oct-
92                           $11,919                                  $11,233                         $13,578
Nov-
92                           $12,386                                  $11,674                         $14,036
Dec-
92                           $12,662                                  $11,934                         $14,220
Jan-
93                           $12,793                                  $12,057                         $14,324
Feb-
93                           $12,733                                  $12,001                         $14,517
Mar-
93                           $13,078                                  $12,326                         $14,829
Apr-93

                               Performance Table


                                  Average Annual               Cumulative
                                   Total Return               Total Return
                           -------------------------------- -------------------
Periods Ending October       1      5      10      Since/5/   10       Since/5/
31, 1999                    Year  Years  Years     10/1/96   Years     10/1/96
                           ------ ------ ------    -------- -------    --------
S&P 500/1/                 25.58% 25.99% 17.80%     26.80%  414.49%    107.94%
Lehman Brothers Aggregate
 Bond Index/1/              0.53%  7.94%  7.88%      6.76%  113.49%     22.36%
50%/50% Composite/1/,/2/   13.06% 16.97% 12.84%     16.78%  264.00%     66.15%
Balanced Fund A (NAV)       1.20% 11.98% 10.78%/6/  10.37%   77.19%/6/  35.54%
Class A (net of 5.75%
 sales charge)             -4.62% 10.66%  9.62%/6/   8.27%   67.01%/6/  27.75%
Balanced Fund Class B
 (NAV)                      0.57% 11.29% 10.15%/6/   9.67%   71.64%/6/  32.91%
Class B (net of CDSC)/3/   -4.43% 11.03% 10.04%/6/   8.86%   70.64%/6/  29.91%
Balanced Fund Class C
 (NAV)                      0.58% 11.27%  8.94%      9.67%  135.42%     32.91%
Class C (net of CDSC)/4/   -0.42% 11.27%  8.94%      9.67%  135.42%     32.91%

-------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P 500 and 50% of the return of the
  Lehman Brothers Aggregate Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 10/1/96. /6/Returns are since inception. The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

The Balanced Fund's Class A performance for the year-ended October 31, 1999, was 1.20% as compared to the 50% S&P/50% Lehman Brothers Aggregate Bond Index return of 13.06% for the same period.

The Fund maintains the flexibility to strategically shift its composition to take advantage of market conditions. In building the equity portion of the Balanced Fund, we follow a growth philosophy, looking for those firms whose fundamental strengths suggest the potential for consistent streams of corporate earnings. To the extent that our research process does not identify attractive equity opportunities, our exposure to bonds or cash may increase. We continue to take a conservative approach to the Fund and have been closely monitoring the number of stocks in the Fund. At the end of the third quarter, approximately 48% of the Fund was invested in equities.

The Fund has carried a heavier weighting in bonds than the average balanced fund because we have been concerned about the high absolute and relative valuations the market currently awards many of the quality large-cap companies.

We are confident in the equities we own and have taken larger positions in a smaller number of names as a way of targeting those companies that we believe offer the best opportunities for earnings growth. We believe that this structure best positions the Balanced Fund in the current environment to pursue income and capital appreciation.

We have been pleased with XL Capital Ltd. (4.51% of the Fund), a Bermuda-based corporation that provides liability insurance coverage. XL Capital has a low p/e, and its dividend looks secure. Analysts expect the pricing environment for reinsurance companies to improve after prices hit relative lows, and we believe XL Capital could benefit from this improved climate.

The Fund has been overweight vs. the S&P 500 Index in pharmaceuticals and unfortunately, as a group, they have lagged the market. Pharmaceutical companies are introducing many new products and generally have delivered on their earnings. Although not inexpensive, this appears to be a sector of the market that can grow into its current valuation. This sector has shown steady earnings growth, and multiples are one-half or less than those of many technology stocks. We continue to believe in the long-term fundamentals of our drug holdings and will monitor their growth rates and valuations closely.

As we concentrate the number of stocks in the Fund, we've moved additional assets into the Fund's fixed-income allocation. Since interest rates across all durations of U.S. Treasury instruments have generally increased in 1999, the value of bonds has dropped. Consequently, this portion of the Fund has adversely affected performance on a year-to-date basis.

                             Strategic Income Fund

Investment           Seeks to provide a high level of total return consistent
Objective:           with the preservation of capital. The Fund invests in
                     certain segments of the fixed-income market based on
                     current economic and market conditions and on the
                     relative risks and opportunities in the different market
                     segments.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Lavan, Peter Wilby, David J. Scott
Manager:
Inception Date:      November 1, 1993
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                             Strategic Income Fund

               Growth of $10,000    Growth of $10,000
                 Invested in           Invested in          Growth of $10,000
               Class A shares at    Class A shares with      Investment in the
                 Net Asset Value       5.75% charge          Lehman Brothers
                of the Strategic    of the Strategic       Aggregate Bond Index
Month Ended       Income Fund          Income Fund            LB Aggregate
Month Ended           NAV           5.75% Sales Charge         Bond Index
Oct-93            $10,000                 $9,525                  $10,000
Nov-93            $10,019                 $9,543                   $9,915
Dec-93            $10,122                 $9,641                   $9,969
Jan-94            $10,283                 $9,795                  $10,103
Feb-94            $10,001                 $9,525                   $9,927
Mar-94             $9,539                 $9,086                   $9,682
Apr-94             $9,444                 $8,996                   $9,605
May-94             $9,567                 $9,113                   $9,604
Jun-94             $9,522                 $9,070                   $9,583
Jul-94             $9,564                 $9,110                   $9,773
Aug-94             $9,615                 $9,158                   $9,785
Sep-94             $9,638                 $9,180                   $9,641
Oct-94             $9,621                 $9,164                   $9,632
Nov-94             $9,561                 $9,107                   $9,611
Dec-94             $9,435                 $8,986                   $9,678
Jan-95             $9,448                 $8,999                   $9,869
Feb-95             $9,543                 $9,090                  $10,104
Mar-95             $9,592                 $9,136                  $10,166
Apr-95             $9,899                 $9,429                  $10,308
May-95            $10,244                 $9,758                  $10,707
Jun-95            $10,381                 $9,888                  $10,785
Jul-95            $10,428                 $9,933                  $10,761
Aug-95            $10,463                 $9,966                  $10,892
Sep-95            $10,642                $10,137                  $10,997
Oct-95            $10,720                $10,211                  $11,140
Nov-95            $10,905                $10,387                  $11,307
Dec-95            $11,187                $10,655                  $11,466
Jan-96            $11,685                $11,130                  $11,544
Feb-96            $11,497                $10,951                  $11,343
Mar-96            $11,502                $10,956                  $11,263
Apr-96            $11,645                $11,091                  $11,200
May-96            $11,737                $11,180                  $11,178
Jun-96            $11,868                $11,304                  $11,328
Jul-96            $11,924                $11,358                  $11,358
Aug-96            $12,107                $11,532                  $11,339
Sep-96            $12,494                $11,901                  $11,536
Oct-96            $12,580                $11,982                  $11,792
Nov-96            $12,812                $12,204                  $11,994
Dec-96            $12,845                $12,234                  $11,882
Jan-97            $13,005                $12,387                  $11,919
Feb-97            $13,153                $12,528                  $11,949
Mar-97            $12,926                $12,312                  $11,816
Apr-97            $13,072                $12,451                  $11,994
May-97            $13,356                $12,721                  $12,108
Jun-97            $13,518                $12,876                  $12,252
Jul-97            $13,886                $13,227                  $12,583
Aug-97            $13,835                $13,178                  $12,476
Sep-97            $14,112                $13,441                  $12,660
Oct-97            $13,910                $13,249                  $12,844
Nov-97            $14,090                $13,421                  $12,903
Dec-97            $14,142                $13,470                  $13,033
Jan-98            $14,298                $13,619                  $13,200
Feb-98            $14,412                $13,728                  $13,189
Mar-98            $14,482                $13,794                  $13,234
Apr-98            $14,516                $13,827                  $13,303
May-98            $14,513                $13,824                  $13,429
Jun-98            $14,475                $13,788                  $13,544
Jul-98            $14,529                $13,839                  $13,572
Aug-98            $13,537                $12,894                  $13,793
Sep-98            $13,942                $13,280                  $14,116
Oct-98            $13,859                $13,201                  $14,041
Nov-98            $14,220                $13,545                  $14,121
Dec-98            $14,244                $13,567                  $14,164
Jan-99            $14,190                $13,516                  $14,264
Feb-99            $14,104                $13,434                  $14,015
Mar-99            $14,319                $13,639                  $14,092
Apr-99            $14,590                $13,897                  $14,137
May-99            $14,271                $13,593                  $14,012
Jun-99            $14,225                $13,549                  $13,968
Jul-99            $14,147                $13,475                  $13,909
Aug-99            $13,987                $13,323                  $13,902
Sep-99            $14,126                $13,455                  $14,063
Oct-99            $14,234                $13,558

                               Performance Table


                                             Average Annual      Cumulative
                                              Total Return      Total Return
                                         ---------------------- ------------
                                           1      5     Since      Since
Periods Ending October 31, 1999           Year  Years Inception  Inception
                                         ------ ----- ---------  ---------
Lehman Brothers Aggregate Bond Index/1/   0.53% 7.94%   5.91%      41.12%
Strategic Income Fund Class A (NAV)/4/    2.10% 8.15%   6.06%      42.34%
Strategic Income Fund Class A (net of
 4.75% sales charge)/4/                  -3.77% 6.88%   5.02%      34.16%
Strategic Income Fund Class B (NAV)/4/    1.56% 7.48%   6.75%      44.06%
Strategic Income Fund Class B (net of
 CDSC)/2/,/4/                            -3.44% 7.18%   6.62%      43.06%
Strategic Income Fund Class C (NAV)       1.56% 7.48%   6.75%      44.03%
Strategic Income Fund Class C (net of
 CDSC)/3/                                 0.56% 7.48%   6.75%      44.03%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

In a rather lackluster year for bonds, the Strategic Income Fund's Class A returned 2.10% for the year ending October 31, 1999, as compared to the Lehman Brothers Aggregate Bond Index return of 0.53% for the same time period.

The fiscal year began on a strong note as the Fund snapped back strongly in November when it became apparent to investors that the financial market crisis of the previous months was stabilizing. As investor confidence grew, a flight to risk developed, causing spreads to narrow and prices to increase on emerging market debt and high yield securities. Despite the rebound, the Federal Reserve opted for a third 25 basis point rate cut during the Fund's fiscal year at their November meeting.

After the first of the year, the U.S. bond market suffered as U.S. economic growth remained surprisingly robust while Europe and Asia began to rebound from the recession. Soaring oil prices and a rising CRB Index pushed bond prices lower and yields higher. By the end of February, the yield on the 30-year Treasury rose to 5.56%, the highest level in more than six months. Corporates and mortgages outperformed Treasuries as investors looked to add more yield to their portfolios. High yield bonds and emerging market debt performed well through the second quarter. Strong domestic economic growth continued through the third quarter heightening fears about the prospect of higher inflation. The Federal Reserve took a proactive stance and began to unwind the 75 basis point reduction of the previous fall with two subsequent increases in the Federal Funds Rate. The Federal Funds Rate currently stands at 5.25% and the Federal Reserve is likely to push it modestly higher over the next few months.

In general, we expect continued financial market volatility from Y2K concerns going forward, though we don't necessarily expect a major correction. In terms of the bond market, we expect the next 12 months will bring significantly higher returns than those witnessed thus far in 1999.

Our view is that the Federal Reserve has engineered a nice balance between strong economic growth and low inflation and that any further rise in bond yields will be modest. Those factors, coupled with strong expected company earnings, should provide a favorable environment for the Fund.

                         Investment Quality Bond Fund
                     (currently named the Core Bond Fund)

                     Seeks to provide a high level of current income
Investment           consistent with the maintenance of principal and
Objective:           liquidity by investing primarily in a diversified
                     portfolio of investment grade corporate bonds and U.S.
                     Government bonds with intermediate to longer term
                     maturities.
Subadvisor:          Wellington Management Company LLP
Portfolio            Thomas L. Pappas
Manager:             May 1, 1991
Inception Date:
                                    [GRAPH]


                               Performance Table

                                               Average Annual      Cumulative
                                                Total Return      Total Return
                                           ---------------------- ------------
                                             1      5     Since      Since
Periods Ending October 31, 1999             Year  Years Inception  Inception
                                           ------ ----- --------- ------------
Lehman Brothers Aggregate Bond Index/1/     0.53% 7.94%   7.59%      86.27%
50%/50% Composite/1/,/2/                   -0.30% 8.06%   7.85%      90.08%
Investment Quality Bond Fund A (NAV)       -1.08% 6.97%   6.76%      74.47%
Investment Quality Bond Fund Class A (net
 of 4.75%
 sales charge)                             -6.76% 5.71%   6.02%      64.43%
Investment Quality Bond Fund Class B
 (NAV)/5/                                  -1.56% 6.35%   5.32%      33.59%
Investment Quality Bond Fund Class B (net
 of CDSC)/3/,/5/                           -6.48% 6.04%   5.18%      32.59%
Investment Quality Bond Fund Class C
 (NAV)/5/                                  -1.56% 6.35%   5.32%      33.59%
Investment Quality Bond Fund Class C (net
 of CDSC)/4/,/5/                           -2.54% 6.35%   5.32%      33.59%

----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the Lehman Brothers Corporate Bond Index and 50% of the return of the Lehman Brothers Government Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/The inception date of Class B and Class C shares is 4/1/94.

                        Portfolio Manager's Commentary

The Investment Quality Bond Fund's Class A performance for the year-ended October 31, 1999 was -1.08% as compared to -0.30% for the Composite Index comprised of Lehman Government Bond Index and Lehman Corporate Bond Index.

The past fiscal year was difficult for fixed income investors. Yields increased approximately 1.5% across the maturity spectrum. Particularly hard hit (based on yield changes) were bonds with two to ten years until maturity. The year began with turmoil in the credit markets due to the Russian default and the near collapse of a large fixed income hedge fund. Investors worldwide were anxious about holding anything but US Treasury securities. This flight to quality expanded the yield gap (spread) between US Treasuries and bonds of lesser quality to an uncharacteristically wide margin, given the strong economic environment. The yield spread has contracted somewhat since then, but is still larger than usual.

In addition to US Treasuries, the Fund may hold corporate bonds, mortgage securities, and high yield issues. We took advantage of the lower prices and higher yields of non-Treasury debt because we felt these bonds would eventually return to favor once investors realized the world was not headed toward a depression. Currently, we are sticking with our above-index allocations of these securities. We do not know where yield spreads will be one month or so from now, particularly with the Y2K wildcard thrown in. However, looking into next year, it is highly unlikely that spreads will stay as wide as they currently are. Fundamentals, such as strong interest coverage and a growing economy, favor corporate bonds, while mortgages benefit from low volatility and diminished refinancings.

The Treasury yield curve is priced to reflect a view that inflation is more likely to go up than down, and that economic growth is a bit stronger than the Fed would like. Over the next year, we believe growth will be lower, but inflation higher, and without knowing which one will lead the way, we are not betting that interest rates will move significantly one way or the other from their current levels.

                         National Municipal Bond Fund
                   (currently named the Municipal Bond Fund)

Investment           Seeks to provide a high level of current income which is
Objective:           exempt from regular federal income taxes, consistent with
                     the preservation of capital, by investing primarily in a
                     portfolio of municipal obligations. The Fund will not
                     invest in municipal obligations that are rated below
                     investment grade at the time of purchase.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Amodeo
Manager:
Inception Date:      July 6, 1993

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                          National Municipal Bond Fund
                Growth of                Growth of
             $10,000 Invested        $10,000 Invested
                in Class A              in Class A              Growth of
                shares at              shares with        $10,000 Investment
             Net Asset Value          5.75% charge               in the
             of the National          of the National         Lehman Bros.
                 Muni Fund               Muni Fund              Municipal
Month Ended         NAV             5.75% Sales Charge         Bond Index
Jun-93           $10,000                  $9,525                $10,000
Jul-93           $10,020                  $9,544                $10,013
Aug-93           $10,261                  $9,774                $10,221
Sep-93           $10,373                  $9,881                $10,338
Oct-93           $10,417                  $9,922                $10,357
Nov-93           $10,300                  $9,811                $10,266
Dec-93           $10,457                  $9,960                $10,483
Jan-94           $10,616                 $10,112                $10,602
Feb-94           $10,302                  $9,813                $10,328
Mar-94            $9,665                  $9,206                 $9,907
Apr-94            $9,742                  $9,280                 $9,992
May-94            $9,839                  $9,372                $10,079
Jun-94            $9,756                  $9,293                $10,020
Jul-94            $9,944                  $9,472                $10,204
Aug-94            $9,943                  $9,471                $10,239
Sep-94            $9,709                  $9,248                $10,089
Oct-94            $9,454                  $9,005                 $9,909
Nov-94            $9,158                  $8,723                 $9,730
Dec-94            $9,494                  $9,043                 $9,944
Jan-95            $9,766                  $9,302                $10,228
Feb-95           $10,106                  $9,626                $10,526
Mar-95           $10,195                  $9,711                $10,647
Apr-95           $10,209                  $9,724                $10,660
May-95           $10,587                 $10,085                $11,000
Jun-95           $10,435                  $9,939                $10,904
Jul-95           $10,514                 $10,015                $11,008
Aug-95           $10,649                 $10,143                $11,147
Sep-95           $10,717                 $10,208                $11,218
Oct-95           $10,897                 $10,380                $11,380
Nov-95           $11,147                 $10,618                $11,569
Dec-95           $11,273                 $10,737                $11,680
Jan-96           $11,307                 $10,770                $11,769
Feb-96           $11,227                 $10,694                $11,689
Mar-96           $11,055                 $10,530                $11,539
Apr-96           $10,998                 $10,475                $11,507
May-96           $11,009                 $10,486                $11,503
Jun-96           $11,149                 $10,619                $11,628
Jul-96           $11,242                 $10,708                $11,734
Aug-96           $11,254                 $10,719                $11,731
Sep-96           $11,443                 $10,899                $11,896
Oct-96           $11,585                 $11,035                $12,030
Nov-96           $11,787                 $11,227                $12,250
Dec-96           $11,739                 $11,182                $12,199
Jan-97           $11,727                 $11,170                $12,222
Feb-97           $11,837                 $11,274                $12,334
Mar-97           $11,727                 $11,170                $12,170
Apr-97           $11,837                 $11,274                $12,273
May-97           $11,995                 $11,425                $12,457
Jun-97           $12,130                 $11,554                $12,590
Jul-97           $12,486                 $11,893                $12,939
Aug-97           $12,375                 $11,787                $12,817
Sep-97           $12,511                 $11,917                $12,970
Oct-97           $12,610                 $12,011                $13,053
Nov-97           $12,672                 $12,070                $13,130
Dec-97           $12,872                 $12,260                $13,321
Jan-98           $13,009                 $12,391                $13,458
Feb-98           $12,996                 $12,379                $13,462
Mar-98           $13,020                 $12,401                $13,475
Apr-98           $12,955                 $12,340                $13,414
May-98           $13,146                 $12,522                $13,626
Jun-98           $13,197                 $12,570                $13,679
Jul-98           $13,118                 $12,495                $13,713
Aug-98           $13,324                 $12,691                $13,926
Sep-98           $13,427                 $12,789                $14,100
Oct-98           $13,372                 $12,737                $14,100
Nov-98           $13,343                 $12,709                $14,149
Dec-98           $13,390                 $12,754                $14,185
Jan-99           $13,531                 $12,889                $14,353
Feb-99           $13,462                 $12,822                $14,290
Mar-99           $13,445                 $12,806                $14,310
Apr-99           $13,494                 $12,853                $14,346
May-99           $13,397                 $12,761                $14,263
Jun-99           $13,233                 $12,604                $14,057
Jul-99           $13,257                 $12,627                $14,108
Aug-99           $13,145                 $12,521                $13,995
Sep-99           $13,130                 $12,506                $1

                               Performance Table

                                               Average Annual      Cumulative
                                                Total Return      Total Return
                                           ---------------------- ------------
                                             1      5     Since      Since
                                            Year  Years Inception  Inception
Periods Ending October 31, 1999            ------ ----- --------- ------------
Lehman Brothers Municipal Bond Index/1/    -1.78% 6.93%   5.28%      38.50%
National Municipal Bond Fund A (NAV)       -2.95% 6.53%   4.20%      29.70%
National Municipal Bond Fund Class A (net
 of 4.75% sales charge)                    -8.53% 5.27%   3.23%      22.24%
National Municipal Bond Fund Class B
 (NAV)/4/                                  -3.77% 5.67%   4.55%      28.20%
National Municipal Bond Fund Class B (net
 of CDSC)/2/,/4/                           -8.58% 5.34%   4.40%      27.20%
National Municipal Bond Fund Class C
 (NAV)/4/                                  -3.77% 5.67%   4.55%      28.19%
National Municipal Bond Fund Class C (net
 of CDSC)/3/,/4/                           -4.73% 5.67%   4.45%      28.19%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class B and Class C shares is 4/1/94.

                        Portfolio Manager's Commentary

The National Municipal Bond Fund's Class A performance for the year-ended October 31, 1999 was -2.95% as compared to the Lehman Brothers Municipal Bond Index return of -1.78% for the same period.

During the last three months of 1998 investor confidence grew following a 25 basis points decrease in the Federal Funds rate in October. This move injected stability into an unstable market. As a result a flight to risk emerged, causing credit spreads to narrow and prices to increase on emerging markets' debt and high yield securities. Despite the rallies, the Fed opted to take out additional insurance against inflation concerns in the form of another 25 basis point rate cut at its November 1998 meeting.

Most fixed income securities achieved modest returns during the month of December as another large upturn in the equity markets captured greater investor attention. Municipal bonds began the year on a positive note.

After closing 1998 at near record issuance levels, state and local governments borrowed just $13.8 billion of new debt during January 1999. That represents a 24% decrease over the same period last year. This lower than expected municipal new issue calendar, coupled with an influx of cash from January 1st maturities and coupon payments, created a favorable environment for municipal bonds as demand outpaced supply. The imbalance enabled tax-exempts to smartly outperform Treasuries in January. Tax-exempts continued to benefit from the continued decline in new issue volume that enabled them to outperform Treasuries for the first three months of the year. The next three months were characterized by higher interest rates, highlighted by an increase in the Fed Funds Rate 25 basis points to 5.00% at the conclusion of the June 30th FOMC meeting. Prices for tax-exempts retreated during the quarter as a lack of support from institutional buyers caused municipal dealers' inventories to swell. July was the largest bond redemption month of the year with nearly $25 billion redeemed, which lent support to a manageable municipal new issue calendar. The specter of impending increases in short-term interest rates by the Fed unsettled the fixed income markets during the four months ending October 31st. The Fed did raise the federal funds rate 25 basis points to 5.25% during August.

At its meeting on October 5, 1999, the Fed adopted a bias toward the future possibility of raising interest rates. This resulted in a sell-off in the fixed income markets, which continued through the first several weeks of October. The market, however, was able to pare some of those losses during the last week of the month. The catalyst for the bounce back was data displaying strong economic growth with little threat of inflation. Prices for municipal bonds were lower during the four-month period ending October, but setbacks were not as pronounced as those were in Treasuries. A notable exception was tax-exempt bonds that mature beyond twenty years, where losses where magnified due to continued lack of sponsorship from institutional buyers. Individual investors remained a constant in the marketplace due to high nominal yields and the relative attractiveness of tax-exempts as compared to Treasuries.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
OVERVIEW OF MERGERS.......................................................   3
 Introduction.............................................................   3
 Background and Reasons for Mergers.......................................   3
 Investment Advisory Information..........................................   3
 Overview of the Acquired Funds and the Acquiring Funds...................   4
 Operating Expenses.......................................................   6
 Federal Income Tax Consequences..........................................  32
 Comparison of Investment Objectives, Policies, Restrictions and Risks....  32
 Risk Factors.............................................................  44
 Comparison of Distribution Policies and Purchase, Exchange and Redemption
  Procedures..............................................................  45
SPECIAL MEETING OF SHAREHOLDERS...........................................  48
THE PROPOSALS:
 Approval or Disapproval of Agreement and Plan of Reorganization..........  49
  Board of Trustees' Recommendations......................................  49
  Required Shareholder Vote...............................................  49
 Background and Reasons for the Proposed Mergers..........................  49
INFORMATION ABOUT THE MERGERS.............................................  50
 Agreement and Plan of Reorganization.....................................  50
 Description of the Merger Shares.........................................  51
 Comparision of Rights of Security Holders................................  51
  Organizational Documents................................................  51
  Meetings of Shareholders................................................  52
  Quorums.................................................................  52
  Required Vote...........................................................  52
  Trustees................................................................  52
  Indemnification.........................................................  52
  Personal Liability......................................................  53
  Termination.............................................................  53
  Amendments..............................................................  53
 Federal Income Tax Consequences..........................................  53
 Capital Loss Carry-Forwards and Unrealized Capital Appreciation..........  55
 Capitalization...........................................................  56
INFORMATION ABOUT THE ACQUIRED FUNDS......................................  61
INFORMATION ABOUT THE ACQUIRING FUNDS.....................................  61
VOTING INFORMATION........................................................  61
 Record date, quorum and method of tabulation.............................  61
 Shares outstanding and beneficial ownership..............................  62
 Solicitation of proxies..................................................  62
 Revocation of proxies....................................................  62
 Shareholder proposals at future meetings of shareholders.................  62
 Adjournment..............................................................  62

                              NORTH AMERICAN FUNDS
                                   FORM N-14
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 12, 2000

   This Joint Statement of Additional Information (the "SAI") relates to proposed mergers (the "Mergers") of the American General Large Cap Growth Fund; the American General Mid Cap Growth Fund; the American General Small Cap Growth Fund; the American General Large Cap Value Fund; the American General Mid Cap Value Fund and the American General Small Cap Value Fund; the American General Stock Index Fund and the American General Mid Cap Index Fund; the American General Balanced Fund; the American General International Growth Fund and the American General International Value Fund; the American General Core Bond Fund and the American General Domestic Bond Fund; the American General Strategic Bond Fund; the American General Municipal Bond Fund; and the American General Money Market Fund (each an "Acquired Fund"), each a series of American General Series Portfolio Company 2, a Delaware business trust, into, respectively, the Large Cap Growth Fund (the "North American Large Cap Growth Fund"); the Mid Cap Growth Fund (the "North American Mid Cap Growth Fund"); the Small Cap Growth Fund (the "North American Small Cap Growth Fund"); the Growth & Income Fund (the "North American Growth & Income Fund"); the Mid Cap Value Fund (the "North American Mid Cap Value Fund"); the Stock Index Fund (the "North American Stock Index Fund"); the Balanced Fund (the "North American Balanced Fund"); the International Equity Fund (the "North American International Equity Fund"); the Core Bond Fund (the "North American Core Bond Fund"); the Strategic Income Fund (the "North American Strategic Income Fund"); the Municipal Bond Fund (the "North American Municipal Bond Fund"); and the Money Market Fund (the "North American Money Market Fund") (each an "Acquiring Fund"), each a series of North American Funds, a Massachusetts business trust.

   This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated May 12, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Funds which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it received to its shareholders in complete liquidation of the Acquired Fund.

   This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge. You may obtain the Prospectus/Proxy Statement by writing to North American Funds, 286 Congress Street, Boston, Massachusetts 02210, or by calling 1-800-872-8037.

                               Table of Contents

  I. Additional Information about the Acquiring Funds and the Acquired
     Funds...............................................................
 II. Financial Statements................................................

I.Additional Information about the Acquiring Funds and the Acquired Funds.

   Incorporated by reference to Post-Effective Amendment No. 31 to the Acquired Funds' Registration Statement Form N-1A (filed on March 2, 2000) (Registration Nos. 33-27958 and 811-5797).

   Incorporated by reference to Post-Effective Amendment No. 4 to the Acquired Funds' Registration Statement Form N-1A (filed on March 1, 2000) (Registration Nos. 333-58979 and 811-08875).

II.Financial Statements.

   This SAI is accompanied by the Annual Report for the year ended October 31, 1999, of the Acquiring Funds, which contains historical financial information regarding the Acquiring Funds. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Annual Report for the fiscal year ended October 31, 1999, of the Acquired Funds, which contains historical financial information regarding the Acquired Funds, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

   Pro forma financial statements of the Acquiring Funds for the Mergers are provided on the following pages. Pro forma financial statements of the North American Growth & Income Fund for its Merger with the American General Large Cap Value Fund are not provided because the Acquired Fund's net assets are less than 10% of the Acquiring Fund's net assets.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                    American General
                                                                         Series
                                                                       Portfolio 2  North American
                                                                        Large Cap      Large Cap      Pro-forma         Pro-forma
ASSETS:                                                                Growth Fund   Growth Fund**   Adjustments         Combined
                                                                       -----------   -------------   -----------         --------
Investments in securities, at value ................................   $16,130,979    $42,533,943                      $58,664,922
Cash ...............................................................                          986                              986
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..................................................                    5,048,747                        5,048,747
Receivables:
      Investments sold .............................................                      895,240                          895,240
      Fund shares sold .............................................        87,035        326,104                          413,139
      Dividends ....................................................         4,461         15,603                           20,064
      Interest .....................................................                          525                              525
      Foreign tax withholding reclaims .............................                          101                              101
Other assets .......................................................        25,129         26,860                           51,989
                                                                       -----------    -----------    -----------       -----------
               Total assets ........................................    16,247,604     48,848,109             --        65,095,713

LIABILITIES:
Collateral on securities loaned, at value ..........................                    5,048,747                        5,048,747
Payables:
      Investments purchased ........................................                    1,324,957                        1,324,957
      Fund shares redeemed .........................................            46        134,298                          134,344
      Dividend and interest withholding tax ........................                            5                                5
      Investment adviser ...........................................        53,640         22,375                           76,015
      Custodian and transfer agent fees ............................                        2,959                            2,959
      Distribution fee .............................................         5,780         15,810                           21,590
      Other accrued expenses .......................................        50,933          8,306                           59,239
                                                                       -----------    -----------    -----------       -----------
            Total liabilities ......................................       110,399      6,557,457             --         6,667,856

NET ASSETS .........................................................   $16,137,205    $42,290,652             $0       $58,427,857
                                                                       ===========    ===========    ===========       ===========

NET ASSETS CONSIST OF:
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts ........................................      $127,111     $5,692,446                        5,819,557
      Unrealized appreciation (depreciation) on:
         Investments ...............................................     2,179,329      6,079,643                        8,258,972
         Futures ...................................................         3,735                                           3,735
         Foreign currency and forward foreign currency contracts ...                           (2)                              (2)
      Capital shares at par value of $.001 .........................        11,925          2,013        (11,158)(1)         2,780
      Additional paid-in capital ...................................    13,815,105     30,516,552         11,158 (1)    44,342,815
                                                                       -----------    -----------    -----------       -----------

            Net assets .............................................   $16,137,205    $42,290,652             $0       $58,427,857
                                                                       ===========    ===========    ===========       ===========

**  Formerly the Growth Equity Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                      Series
                                                                    Portfolio 2   North American
                                                                     Large Cap       Large Cap         Pro-forma     Pro-forma
NET ASSET VALUES:                                                   Growth Fund    Growth Fund**      Adjustments    Combined
                                                                    -----------    -------------      -----------    --------
Class A Shares
  Net assets at value ...........................................   $  2,759,889   $  5,656,237                    $  8,416,126
  Shares outstanding ............................................        202,908        263,876         (74,182)        392,602

Net asset value (NAV) and redemption price per share ............   $      13.60   $      21.44                    $      21.44

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $      14.43   $      22.75                    $      22.75

Class B Shares
  Net assets at value ...........................................   $  8,853,396   $ 17,171,410                    $ 26,024,806
  Shares outstanding ............................................        657,052        819,152         584,495       1,241,547

Net asset value, offering price and redemption price per share ..   $      13.47   $      20.96                    $      20.96

Class C Shares
  Net assets at value ...........................................                  $ 19,463,005                    $ 19,463,005
  Shares outstanding ............................................                       930,076                         930,076

Net asset value, offering price and redemption price per share ..                  $      20.93                    $      20.93

Class I Shares
  Net assets at value ...........................................   $  2,922,583              0                    $  2,922,583
  Shares outstanding ............................................        214,815              0         (75,179)        139,636

Net asset value, offering price and redemption price per share ..   $      13.61   $         --                    $      20.93

Class II Shares
  Net assets at value ...........................................   $  1,601,337   $         --                    $  1,601,337
  Shares outstanding ............................................        117,732                        (41,223)         76,509

Net asset value, offering price and redemption price per share ..   $      13.60                                   $      20.93

** Formerly the Growth Equity Fund

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                     American General
                                                                          Series
                                                                        Portfolio 2  North American
                                                                         Large Cap      Large Cap      Pro-forma         Pro-forma
                                                                        Growth Fund   Growth Fund**   Adjustments        Combined
                                                                        -----------   -------------   -----------        --------
INVESTMENT INCOME:

   Interest .........................................................       $23,739        $68,723                          $92,462
   Dividends ........................................................        66,485        196,785                          263,270
                                                                        -----------    -----------    -----------       -----------

      Total income ..................................................        90,224        265,508             --           355,732
                                                                        -----------    -----------    -----------       -----------

EXPENSES:

   Distribution for Class A .........................................         4,860         17,231          1,944(1)         24,035
   Distribution for Class B .........................................        34,739        149,211                          183,950
   Distribution for Class C .........................................            --        174,643                          174,643
   Investment adviser fee ...........................................        49,471        335,777         35,979(2)        421,227
   Custodian fee ....................................................        11,079         36,522                           47,601
   Transfer agent fee ...............................................        23,366         89,017                          112,383
   Accounting/administration ........................................         4,169         56,337         (4,200)(3)        56,306
   Audit and legal fees .............................................         5,217         19,331         (5,000)(3)        19,548
   Miscellaneous ....................................................        64,352         32,101        (60,000)(4)        36,453
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment  adviser .............       197,253        910,170        (31,277)        1,076,146

   Reimbursement of expenses by investment adviser ..................       (76,495)       (84,102)        70,000(5)        (90,597)
                                                                        -----------    -----------    -----------       -----------

         Net expenses ...............................................       120,758        826,068         38,723           985,549
                                                                        -----------    -----------    -----------       -----------

         Net investment income/(loss) ...............................       (30,534)      (560,560)       (38,723)         (629,817)
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................       289,999      6,256,855                        6,546,854
      Futures contracts .............................................      (127,454)                                       (127,454)
      Foreign currency and forward foreign currency contracts .......                       (2,574)                          (2,574)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................     2,179,329      2,622,980                        4,802,309
      Futures contracts .............................................         3,735                                           3,735
      Translation of foreign currency and forward foreign currency
         contracts ..................................................                           (7)                              (7)
                                                                        -----------    -----------    -----------       -----------

         Net gain/(loss) on investments, foreign currency
            and forward foreign currency contracts ..................     2,345,609      8,877,254             --        11,222,863

Net increase in net assets resulting from operations ................    $2,315,075     $8,316,694       ($38,723)      $10,593,046

*   formerly the Growth Equity Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks
             900                     900    Abbott Laboratories                               $36,338                  $36,338
             400                     400    Adaptec, Inc.                                      18,000                   18,000
             500                     500    Allergan, Inc.                                     53,688                   53,688
           1,400                   1,400    ALLTEL Corp.                                      116,549                  116,549
             500                     500    Amazon.com, Inc.                                   35,313                   35,313
                         1,225     1,225    Amdocs Limited*                                                  34,070     34,070
           2,700         4,175     6,875    America Online, Inc.                              350,155       541,445    891,600
                         1,705     1,705    American Express Company                                        262,570    262,570
             600                     600    American Home Products Corp.                       31,350                   31,350
           1,600         6,065     7,665    American International Group, Inc.                164,700       624,316    789,016
             100                     100    Ameritrade Holding Corp., Class A                   1,625                    1,625
                        12,138    12,138    AMFM, Inc.*                                                     849,660    849,660
           2,500         1,243     3,743    Amgen, Inc.                                       199,375        99,129    298,504
             400                     400    Andrx Corp.                                        19,100                   19,100
             400                     400    Anheuser-Busch Companies, Inc.                     28,725                   28,725
           2,100         5,200     7,300    Apple Computer, Inc.                              168,263       416,650    584,913
           1,100                   1,100    Applied Materials, Inc.                            98,794                   98,794
             600         3,100     3,700    Applied Micro Circuits Corp.                       46,688       241,219    287,907
             200         9,196     9,396    Associates First Capital Corp.                      7,300       335,654    342,954
             400                     400    At Home Corp.                                      14,950                   14,950
           3,500                   3,500    AT&T Corp.                                        163,624                  163,624
           1,200        15,600    16,800    AT&T Corp. - Liberty Media Group                   47,625       619,125    666,750
           1,000         8,492     9,492    Automatic Data Processing, Inc.                    48,188       409,208    457,396
             400                     400    AXA Financial, Inc.                                12,825                   12,825
                         7,250     7,250    Bank America Corporation                                        466,719    466,719
           1,500                   1,500    Baxter International, Inc.                         97,313                   97,313
             200                     200    BCE,  Inc.                                         12,050                   12,050
                           406       406    Berkshire Hathaway, Inc.*                                       848,540    848,540
           1,000                   1,000    Best Buy Co., Inc.                                 55,563                   55,563
           1,000                   1,000    Biogen, Inc.                                       74,125                   74,125
                         1,800     1,800    BMC Software, Inc.*                                             115,538    115,538
           5,400        10,702    16,102    Bristol Myers Squibb Co.                          414,787       822,047  1,236,834
             200                     200    Broadcom Corp.                                     25,563                   25,563
             600                     600    Calpine Corp.                                      34,575                   34,575
             300         2,003     2,303    Carnival Corp., Class A                            13,350        89,133    102,483
             200                     200    Champion International Corp.                       11,563                   11,563
           1,700         6,144     7,844    Charles Schwab Corp.                               66,194       239,232    305,426
             100                     100    Checkfree Holdings Corp.                            3,738                    3,738
           2,700                   2,700    CIENA Corp.                                        95,175                   95,175
                         4,728     4,728    Cintas Corporation                                              284,862    284,862
           2,200                   2,200    Circuit City Stores, Inc.                          93,913                   93,913
           9,200        22,259    31,459    Cisco Systems, Inc.                               680,800     1,647,166  2,327,966
           2,000        10,468    12,468    Citigroup, Inc.                                   108,250       566,580    674,830
             300                     300    Clear Channel Communications, Inc.                 24,113                   24,113
                         2,450     2,450    Clorox Company                                                  100,297    100,297
             200                     200    CMGI, Inc.                                         21,887                   21,887
             100                     100    C-Net, Inc.                                         4,719                    4,719
           2,800        17,049    19,849    Coca-Cola Co.                                     165,200     1,005,891  1,171,091
                         5,564     5,564    Colgate Palmolive Co.                                           336,622    336,622
           1,500        15,549    17,049    Comcast Corp., Class A                             63,188       655,002    718,190
             500         5,783     6,283    Computer Sciences Corp.                            34,344       397,220    431,564
                         2,325     2,325    Comverse Technology, Inc.*                                      263,887    263,887
           2,100                   2,100    ConAgra, Inc.                                      54,730                   54,730

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
             300         9,550     9,850    Costco Wholesale Corp.                         $   24,093     $ 766,984  $ 791,077
             100                     100    Covad Communications Group, Inc.                    4,800                    4,800
           2,000                   2,000    CVS Corp.                                          86,875                   86,875
             124                     124    Daimlerchrysler AG                                  9,641                    9,641
                         3,324     3,324    Danaher Corporation                                             160,591    160,591
             700                     700    Dayton Hudson Corp.                                45,238                   45,238
           2,200                   2,200    Dell Computer Corp.                                88,275                   88,275
                         6,782     6,782    Devry, Inc.*                                                    142,846    142,846
                        11,410    11,410    Dial Corporation                                                266,709    266,709
             800                     800    Donaldson, Lufkin & Jenrette, Inc. - DLJ           41,400                   41,400
             100                     100    Doubleclick, Inc.                                  14,000                   14,000
             500                     500    Dow Chemical Co.                                   59,125                   59,125
           1,500                   1,500    DST Systems, Inc.                                  95,531                   95,531
             400                     400    E*Trade Group, Inc.                                 9,525                    9,525
           1,400                   1,400    Eastman Kodak Co.                                  96,513                   96,513
             100         1,300     1,400    Ebay, Inc.                                         13,513       175,663    189,176
                         2,398     2,398    EchoStar Communications Corporation*                            148,376    148,376
             200                     200    Electronic Data Systems Corp.                      11,700                   11,700
             500                     500    Eli Lilly and Co.                                  34,438                   34,438
           1,400         7,445     8,845    EMC Corp.                                         102,200       543,485    645,685
             200                     200    Emerson Electric Co.                               12,013                   12,013
             200                     200    Exodus Communications, Inc.                        17,200                   17,200
             200                     200    Exxon Corp.                                        14,813                   14,813
             500                     500    Federal Home Loan Mortgage Corp.                   27,031                   27,031
             300         6,331     6,631    Federal National Mortgage Association              21,225       447,918    469,143
           3,000                   3,000    Federated Dept Stores, Inc.                       128,062                  128,062
                         2,854     2,854    Fifth Third Bancorp                                             210,661    210,661
           1,500                   1,500    First Data Corp.                                   68,530                   68,530
             200                     200    Fleet Financial Group, Inc.                         8,725                    8,725
           1,500                   1,500    Fortune Brands, Inc.                               53,156                   53,156
                         6,777     6,777    Gannett, Inc.                                                   522,676    522,676
           7,900        11,963    19,863    General Electric Co.                            1,070,943     1,621,734  2,692,677
                         2,375     2,375    General Instrument Corportion*                                  127,805    127,805
             100                     100    General Mills, Inc.                                 8,719                    8,719
           1,100         8,175     9,275    General Motors Corp., Class H                      80,093       595,242    675,335
                         1,075     1,075    Genetech, Inc.*                                                 156,681    156,681
             400                     400    Genzyme Corp.                                      15,300                   15,300
           1,100                   1,100    Georgia-Pacific Corp.                              43,656                   43,656
                         5,252     5,252    Gillette Company                                                190,057    190,057
             200         2,600     2,800    GTE Corp.                                          15,000       195,000    210,000
             500         3,300     3,800    Guidant Corp.                                      24,688       162,938    187,626
             200                     200    H J Heinz Co.                                       9,550                    9,550
                         2,053     2,053    Harley Davidson, Inc.                                           121,769    121,769
             500                     500    Hartford Life Inc., Class A                        26,124                   26,124
             800                     800    Hasbro, Inc.                                       16,500                   16,500
           1,400                   1,400    Hertz Corp., Class A                               60,725                   60,725
           2,600                   2,600    Hewlett Packard Co.                               192,562                  192,562
           3,300         9,163    12,463    Home Depot, Inc.                                  249,150       691,806    940,956
             300                     300    Hormel Foods Corp.                                 12,938                   12,938
           5,300                   5,300    IBP, Inc.                                         126,868                  126,868
             300                     300    Immunex Corp.                                      18,900                   18,900
             100                     100    Infoseek Corp.                                      3,169                    3,169
                        17,458    17,458    IMS Health, Inc.                                                506,282    506,282

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
             100           975     1,075    Inktomi Corp.                                   $  10,144   $    98,902 $  109,046
           5,500        16,702    22,202    Intel Corp.                                       425,906     1,293,361  1,719,267
           5,000                   5,000    International Business Machines                   491,874                  491,874
                         9,399     9,399    Interpublic Group Companies, Inc.                               381,834    381,834
           1,300         2,178     3,478    Intimate Brands, Inc.                              53,300        89,298    142,598
             400                     400    Intuit, Inc.                                       11,650                   11,650
                         2,450     2,450    Jabil Circuit, Inc.*                                            128,012    128,012
             300         5,150     5,450    JDS Uniphase Corp.                                 50,063       859,406    909,469
           3,800         4,705     8,505    Johnson & Johnson                                 398,050       492,849    890,899
             500                     500    Kimberly-Clark Corp.                               31,562                   31,562
                         3,578     3,578    Kohl's Corporation*                                             267,679    267,679
           1,000                   1,000    Kroger Co.                                         20,813                   20,813
           1,600                   1,600    Lancaster Colony Corp.                             55,900                   55,900
             600                     600    Lehman Brothers Holdings, Inc.                     44,212                   44,212
             800                     800    Level 3 Communications, Inc.                       54,700                   54,700
           1,700                   1,700    Lexmark International Group, Inc.                 132,706                  132,706
                         3,350     3,350    Linear Technology Corporation                                   234,291    234,291
           1,000                   1,000    Lowe's Companies, Inc.                             55,000                   55,000
             300                     300    LSI Logic Corp.                                    15,956                   15,956
           4,500         9,479    13,979    Lucent Technologies, Inc.                         289,125       609,026    898,151
             100                     100    Lycos, Inc.                                         5,350                    5,350
             100                     100    Macromedia, Inc.                                    6,444                    6,444
           3,500                   3,500    Marriott International, Inc.                      117,906                  117,906
             400         5,858     6,258    Marsh & McLennan Companies, Inc.                   31,625       463,148    494,773
             500                     500    MBNA Corp.                                         13,813                   13,813
             800         4,733     5,533    McDonald's Corp.                                   33,000       195,236    228,236
           2,700         2,634     5,334    MCI Worldcom, Inc.                                231,694       226,030    457,724
           1,500                   1,500    Media One Group, Inc.                             106,594                  106,594
                           925       925    MedImmune, Inc.*                                                103,600    103,600
           1,600         7,770     9,370    Medtronic, Inc.                                    55,400       269,036    324,436
           5,600         8,904    14,504    Merck & Co., Inc.                                 445,550       708,425  1,153,975
           1,000         2,725     3,725    Merrill Lynch & Co., Inc.                          78,500       213,912    292,412
             121                     121    MGM Grand, Inc.                                     6,171                    6,171
          10,000        16,181    26,181    Microsoft Corp.                                   925,624     1,497,754  2,423,378
                            22        22    Momentum Business Applications*                                     171        171
           1,000                   1,000    Monsanto Co.                                       38,500                   38,500
                         1,900     1,900    Morgan Stanley Dean Witter & Co.                                209,594    209,594
             100         1,115     1,215    Motorola, Inc.                                      9,744       108,643    118,387
           6,100                   6,100    Nabisco Group Holdings Corp.                       78,156                   78,156
             900                     900    Nabisco Holdings Corp., Class A                    33,638                   33,638
             100                     100    Networks Associates, Inc.                           1,831                    1,831
                         2,775     2,775    Nextel Communications, Inc.*                                    239,170    239,170
             200                     200    NEXTLINK Communications, Inc.                      11,963                   11,963
             600                     600    NIKE, Inc., Class B                                33,863                   33,863
                         4,529     4,529    Nokia Corporation                                               523,383    523,383
           3,400         2,400     5,800    Nortel Networks Corp.                             210,588       148,650    359,238
                           849       849    Northern Trust Corporation                                       81,982     81,982
           1,500                   1,500    Novell, Inc .                                      30,094                   30,094
             200                     200    Omnicom Group, Inc.                                17,600                   17,600
           2,250                   2,250    Oracle Corp.                                      107,016                  107,016
           1,400                   1,400    PacifiCare Health Systems, Inc., Class A           55,213                   55,213
           1,800                   1,800    PepsiCo, Inc.                                      62,437                   62,437
                         3,782     3,782    Perkin Elmer Corporation                                        245,357    245,357

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
           4,900        22,116    27,016    Pfizer, Inc.                                    $ 193,550     $ 873,582 $1,067,132
           3,200                   3,200    Philip Morris Companies, Inc.                      80,600                   80,600
             200                     200    Pitney Bowes, Inc.                                  9,113                    9,113
           1,000         1,925     2,925    PMC-Sierra, Inc.                                   94,250       181,431    275,681
             100                     100    Priceline.com, Inc.                                 6,025                    6,025
           5,600         5,250    10,850    Procter & Gamble Co.                              587,300       550,594  1,137,894
             750                     750    Providian Financial Corp.                          81,750                   81,750
             200                     200    PsiNet, Inc.                                        7,200                    7,200
           1,000         1,050     2,050    QUALCOMM, Inc.                                    222,750       233,887    456,637
           1,300                   1,300    Qwest Communications International, Inc.           46,800                   46,800
             100                     100    RCN Corp.                                           4,788                    4,788
             100         1,350     1,450    Realnetworks, Inc.                                 10,969       148,078    159,047
           4,700                   4,700    Republic Services, Inc., Class A                   57,575                   57,575
                         4,525     4,525    RF Micro Devices, Inc.*                                         233,603    233,603
             100                     100    Rhythms Netconnections, Inc.                        2,919                    2,919
           1,200                   1,200    Royal Dutch Petroleum Co.                          71,924                   71,924
             100                     100    Sabre Holdings Corp.                                4,444                    4,444
                         6,400     6,400    SBC Communications, Inc.                                        326,000    326,000
           1,200        14,089    15,289    Schering-Plough Corp.                              59,400       697,405    756,805
             600                     600    Schlumberger, Ltd.                                 36,338                   36,338
           1,700                   1,700    Scientific-Atlanta, Inc.                           97,324                   97,324
             700                     700    Seagram Co., Ltd.                                  34,563                   34,563
                         1,350     1,350    Siebel Systems, Inc.*                                           148,247    148,247
           3,500         1,415     4,915    Solectron Corp.                                   263,375       106,479    369,854
             400         2,625     3,025    Sprint Corp. FON Group                             29,725       217,711    247,436
             279                     279    Standard & Poor's Depositary Receipts              38,153                   38,153
             100                     100    Sterling Commerce, Inc.                             2,344                    2,344
           1,800                   1,800    Summit Technology, Inc.                            28,013                   28,013
           3,100         4,143     7,243    Sun Microsystems, Inc.                            328,019       438,381    766,400
                           225       225    Sycamore Networks, Inc.*                                         48,375     48,375
                         4,739     4,739    Tellabs, Inc.*                                                  299,742    299,742
           3,200                   3,200    Teradyne, Inc.                                    123,200                  123,200
           1,000         8,850     9,850    Texas Instruments, Inc.                            89,750       794,287    884,037
           1,000                   1,000    Tiffany & Co.                                      59,500                   59,500
             800        13,665    14,465    Time Warner, Inc.                                  55,750       952,280  1,008,030
             100                     100    TMP Worldwide, Inc.                                 6,244                    6,244
                         2,392     2,392    Tootsie Roll Industries, Inc.                                    75,797     75,797
             600                     600    Travelers Prop. Causualty Corp.                    21,600                   21,600
           1,200                   1,200    Tricon Global Restaurants, Inc.                    48,225                   48,225
           2,800         5,018     7,818    Tyco International, Ltd.                          111,825       200,406    312,231
           1,003                   1,003    Unilever NV - ADR                                  66,887                   66,887
           1,000                   1,000    Unisys Corp.                                       24,250                   24,250
           4,300                   4,300    United HealthCare Corp.                           222,255                  222,255
             700                     700    United Technologies Corp.                          42,350                   42,350
                         4,825     4,825    USA Networks, Inc.*                                             217,427    217,427
             200                     200    USWeb Corp.                                         7,750                    7,750
             100                     100    Verio, Inc.                                         3,730                    3,730
             100         1,150     1,250    VeriSign, Inc.                                     12,350       142,025    154,375
                         1,225     1,225    VERITAS Software Corporation*                                   132,147    132,147
             800                     800    Viacom, Inc., Class B                              35,800                   35,800
                         4,550     4,550    Vitesse Semiconductor Corporation*                              208,731    208,731
                         8,720     8,720    Vodaphone Airtouch PLC                                          418,015    418,015
                         3,000     3,000    VoiceStream Wireless Corporation*                               296,250    296,250

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                 VALUE
----------------------------------------                                                  --------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
           4,200       15,796     19,996    Wal-Mart Stores, Inc.                         $   239,925   $   895,436  $  1,135,361
                        3,922      3,922    Walt Disney Company                                             103,443      103,443
             800       10,460     11,260    Warner-Lambert Co.                                 63,850       834,839      898,689
                          150        150    Washington Post Company                                          79,809       79,809
           3,800                   3,800    Wellpoint Health Networks, Inc.                   220,400                    220,400
                       11,306     11,306    Wells Fargo & Company                                           541,275      541,275
                        2,825      2,825    Western Wireless Corporation*                                   149,372      149,372
           2,200                   2,200    Whirlpool Corp.                                   153,313                    153,313
                        3,700      3,700    Williams Communications Group*                                  117,937      117,937
             500                     500    Xilinx, Inc.                                       39,313                     39,313
             300        3,821      4,121    Yahoo!, Inc.                                       53,719       684,198      737,917

                                            Total Common Stocks                           $15,871,294   $41,062,943  $56,934,237
                                            (Cost - $13,691,964, $34,938,300
                                            & $48,630,264 respectively)

                   PAR VALUE                                                                                VALUE
----------------------------------------                                                  --------------------------------------
                                            US Treasury Bills
         $20,000                 $20,000     4.51% due 12/09/99                               $19,905                    $19,905
          25,000                  25,000     4.44% due 12/09/99                                24,883                     24,883
          10,000                  10,000     4.43% due 12/09/99                                 9,953                      9,953
          10,000                  10,000     4.40% due 11/04/99                                 9,996                      9,996
          25,000                  25,000     4.35% due 11/18/99                                24,948                     24,948

                                            Total US Treasury Bills                           $89,685            $0      $89,685
                                            (Cost - $89,685)

                                            Short Term
        $170,000                $170,000     State Street Bank Repurchase Agreement,
                                             5.15%, dated 10/31/99, to be
                                             repurchased at $170,073 on 11/01/99,
                                             collateralized by U.S. Treasury Note,
                                             5.38%, 07/31/00, with a par value of
                                             $175,000 (Cost $170,000)                        $170,000                   $170,000

                    1,470,000  1,470,000    Repurchase Agreement with State Street Bank
                                            & Trust dated 10/29/99 at 4.25%, to be
                                            repurchased at $1,470,521 on 11/01/99,
                                            collateralized by $1,495,000 U.S. Treasury
                                            Notes, 4.00% due 10/31/00 (valued at
                                            $1,555,652, including interest)                               1,470,000    1,470,000

                        1,000      1,000    SSGA Money Market Fund                                            1,000        1,000


                                            Total Short Term                                 $170,000    $1,471,000   $1,641,000
                                            (Cost - $170,000, $1,471,000 &
                                             $1,641,000 respectively)

                                            TOTAL INVESTMENTS                             $16,130,979   $42,533,943 $58,664,922
                                            (Cost - $13,951,649, $36,454,300
                                            & $50,405,949 respectively)

*Non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Large Cap Growth Fund and
      American General Series Portfolio Company 2 Large Cap Growth Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Large Cap Growth Fund ("NAF") (formerly the North American Growth Equity Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Large Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                 American General
                                                                Series Portfolio 2   North American
                                                                  Mid Cap Growth     Mid Cap Growth    Pro-forma         Pro-forma
ASSETS:                                                                Fund              Fund**       Adjustments        Combined
-------                                                         ------------------   --------------   -----------        --------
Investments in securities, at value ............................   $ 13,965,341       $ 42,595,851                     $ 56,561,192
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..............................................             --          8,104,967                        8,104,967
Receivables:
     Investments sold ..........................................             --            302,604                          302,604
     Fund shares sold ..........................................         31,213            217,049                          248,262
     Dividends .................................................          1,352                152                            1,504
     Interest ..................................................             --              1,895                            1,895
Other assets ...................................................         28,174             44,274                           72,448
                                                                   ------------       ------------    ----------       ------------
        Total assets ...........................................     14,026,080         51,266,792            --         65,292,872

LIABILITIES:
Collateral on securities loaned, at value ......................             --          8,104,967                        8,104,967
Payables:
     Investments purchased .....................................        197,121            921,815                        1,118,936
     Fund shares redeemed ......................................          1,178             79,914                           81,092
     Investment adviser ........................................         62,490             22,397                           84,887
     Custodian and transfer agent fees .........................             --              3,750                            3,750
     Distribution fee ..........................................          2,994             31,258                           34,252
     Other accrued expenses ....................................         31,230              9,716                           40,946
                                                                   ------------       ------------    ----------       ------------
        Total liabilities ......................................        295,013          9,173,817            --          9,468,830

NET ASSETS .....................................................   $ 13,731,067       $ 42,092,975    $        0       $ 55,824,042
                                                                   ============       ============    ==========       ============

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) ..................                                                       $          0
   Accumulated undistributed net realized gain (loss) on
        investments, foreign currency and forward foreign
        currency contracts .....................................   $    400,484       $  7,120,712                     $  7,521,196
   Unrealized appreciation (depreciation) on:
        Investments ............................................     (1,141,693)         3,570,546                        2,428,853
   Capital shares at par value of $.001 ........................         13,347              2,329       (12,587)(1)          3,089
   Additional paid-in capital ..................................     14,458,929         31,399,388        12,587 (1)     45,870,904
                                                                   ------------       ------------    ----------       ------------

        Net assets .............................................   $ 13,731,067       $ 42,092,975    $        0       $ 55,824,042
                                                                   ============       ============    ==========       ============

**    Formerly the Small/Mid Cap Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                        See Notes to Pro-Forma Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                Series Portfolio 2   North American
                                                                  Mid Cap Growth     Mid Cap Growth    Pro-forma        Pro-forma
ASSETS:                                                                Fund              Fund**       Adjustments       Combined
-------                                                         ------------------   --------------   -----------       --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ........................................      $ 1,769,056       $ 5,970,129                     $ 7,739,185
  Shares outstanding .........................................          171,762           322,314       (76,241)(1)       417,835

Net asset value (NAV) and redemption price per share .........      $     10.30       $     18.52                     $     18.52

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced .      $     10.93       $     19.65                     $     19.65

Class B Shares
  Net assets at value ........................................      $ 3,652,246       $17,184,297                     $20,836,543
  Shares outstanding .........................................          357,659           955,434      (154,644)(1)     1,158,449

Net asset value, offering price and redemption price per share      $     10.21       $     17.99                     $     17.99

Class C Shares
  Net assets at value ........................................      $        --       $18,938,549                     $18,938,549
  Shares outstanding .........................................               --         1,051,128            --         1,051,128

Net asset value, offering price and redemption price per share      $        --       $     18.02                     $     18.02


Class I Shares
  Net assets at value ........................................      $ 7,010,178                 0                     $ 7,010,178
  Shares outstanding .........................................          679,507                 0      (290,485)(1)       389,022

Net asset value, offering price and redemption price per share      $     10.32       $        --                     $     18.02

Class II Shares
  Net assets at value ........................................      $ 1,299,587       $        --                     $ 1,299,587
  Shares outstanding .........................................          125,787                         (53,668)(1)        72,119

Net asset value, offering price and redemption price per share      $     10.33       $        --            --       $     18.02

** Formerly the Small/Mid Cap Fund

(1) Reflects change in shares due to merger exchange.

                        See Notes to Pro-Forma Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                American General
                                                               Series Portfolio 2    North American
                                                                 Mid Cap Growth      Mid Cap Growth    Pro-forma          Pro-forma
                                                                      Fund               Fund**       Adjustments         Combined
                                                               ------------------    --------------   -----------         --------
INVESTMENT INCOME:

  Interest ....................................................   $    37,473        $   134,064                        $   171,537
  Dividends ...................................................        25,427             85,506                            110,933
                                                                  -----------        -----------      -----------       -----------

            Total income ......................................        62,900            219,570                0           282,470

EXPENSES:

  Distribution for Class A ....................................         3,680             20,192            1,472(1)         25,344
  Distribution for Class B ....................................        21,310            171,666                            192,976
  Distribution for Class C ....................................            --            193,223                            193,223
  Investment adviser fee ......................................        54,371            390,888           20,386(2)        465,645
  Custodian fee ...............................................         8,898             36,554                             45,452
  Transfer agent fee ..........................................        22,972            102,694                            125,666
  Accounting/administration ...................................        10,631             63,966          (10,000)(3)        64,597
  Audit and legal fees ........................................         4,832             21,821           (3,500)(3)        23,153
  Miscellaneous ...............................................        61,102             35,939          (50,000)(4)        47,041
                                                                  -----------        -----------      -----------       -----------
  Expenses before reimbursement by investment  adviser ........       187,796          1,036,943          (41,642)        1,183,097

  Reimbursement of expenses by investment adviser .............       (92,124)           (91,998)          81,642(5)       (102,480)
                                                                  -----------        -----------      -----------       -----------

            Net expenses ......................................        95,672            944,945           40,000         1,080,617
                                                                  -----------        -----------      -----------       -----------

            Net  investment income/(loss) .....................       (32,772)          (725,375)         (40,000)         (798,147)
                                                                  -----------        -----------      -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND FORWARD
  FOREIGN CURRENCY CONTRACTS:

     Net realized gain/(loss) on:
        Investment transactions ...............................       436,028          8,025,646                          8,461,674
        Foreign currency and forward foreign currency contracts            --                  8                                  8
     Change in unrealized appreciation (depreciation) on:
        Investments ...........................................    (1,141,693)         1,370,689                            228,996
                                                                  -----------        -----------      -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts .........      (705,665)         9,396,343               --         8,690,678
                                                                  -----------        -----------      -----------       -----------

Net increase in net assets resulting from operations ..........   ($  738,437)       $ 8,670,968      ($   40,000)      $ 7,892,531
                                                                  -----------        -----------      -----------       -----------

**    Formerly the Small/Mid Cap Fund
(1)   Reflects the surviving fund's 12b-1 service fee rate.
(2)   Reflects the surviving fund's Advisory fee rate.
(3)   Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                        See Notes to Pro-Forma Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                       SHARES                                                                            MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap          Small/Mid                                                             Mid Cap        Small/Mid
   Growth Fund        Cap Fund    Combined                                                Growth Fund       Cap Fund        Combined
   -----------        --------    --------                                                -----------       --------        --------
                                                 COMMON STOCK
                                                 ------------
           -          25,000        25,000       Abercrombie & Fitch Co.                           -         $681,250       $681,250
      12,800               -        12,800       Acxiom Corp.                               $211,200                -        211,200
       6,800               -         6,800       ADC Communications, Inc.                    324,275                -        324,275
       2,300               -         2,300       Advent Software, Inc.                       138,288                -        138,288
       6,200               -         6,200       AFLAC, Inc.                                 316,975                -        316,975
           -          15,600        15,600       Altera Corp.                                      -          758,550        758,550
       9,300               -         9,300       Altera Corp.                                452,213                -        452,213
       4,900               -         4,900       ALZA Corp.                                  209,781                -        209,781
           -          10,000        10,000       Amdocs Limited                                    -          278,125        278,125
       2,400               -         2,400       Amdocs, Ltd.                                 66,750                -         66,750
           -           5,000         5,000       ASM Lithography Holding NV                        -          363,125        363,125
           -          11,200        11,200       ATMI, Inc.                                        -          301,700        301,700
           -          27,500        27,500       B.J. Services Co.                                 -          943,594        943,594
           -          41,100        41,100       Bed, Bath & Beyond, Inc.                          -        1,369,144      1,369,144
           -          10,800        10,800       Biogen, Inc.                                      -          800,550        800,550
       5,200               -         5,200       BISYS Group, Inc.                           265,200                -        265,200
           -          34,000        34,000       BJ's Wholesale Club, Inc.                         -        1,047,625      1,047,625
       8,500               -         8,500       BMC Software, Inc.                          545,594                -        545,594
       7,000               -         7,000       Boston Scientific Corp.                     140,875                -        140,875
           -          12,000        12,000       Calpine Corp.                                     -          691,500        691,500
       7,700               -         7,700       Cardinal Health, Inc.                       332,062                -        332,062
       4,100               -         4,100       Catalina Marketing Corp.                    383,863                -        383,863
           -          29,505        29,505       Charter One Financial, Inc.                       -          724,717        724,717
           -          12,900        12,900       Cintas Corp.                                      -          777,225        777,225
       5,600               -         5,600       Cintas Corp.                                337,400                -        337,400
           -          34,400        34,400       Cnet, Inc.                                        -        1,623,250      1,623,250
      11,600               -        11,600       Compuware Corp.                             322,625                -        322,625
           -           2,900         2,900       Conexant Systems, Inc.                            -          270,787        270,787
      13,200               -        13,200       Covance, Inc.                               127,875                -        127,875
           -           4,100         4,100       CSG Systems International, Inc.                   -          140,681        140,681
       1,000               -         1,000       Danaher Corp.                                48,313                -         48,313
           -           5,500         5,500       Dean Foods Co.                                    -          254,375        254,375
           -          10,200        10,200       Devon Energy Corp.                                -          396,525        396,525
      10,500               -        10,500       Dial Corp.                                  245,438                -        245,438
      12,825               -        12,825       Dollar General Corp.                        338,259                -        338,259
      10,100               -        10,100       Dollar Tree Stores, Inc.                    439,981                -        439,981
           -           7,000         7,000       DST Systems, Inc.                                 -          445,812        445,812
           -           5,000         5,000       DuPont Photomasks, Inc.                           -          247,500        247,500
       5,000               -         5,000       EMC Corp.                                   365,000                -        365,000
           -          11,500        11,500       EOG Resources, Inc.                               -          239,344        239,344
      10,200               -        10,200       Equifax, Inc.                               275,400                -        275,400
           -           4,000         4,000       Exodus Communications, Inc.                       -          344,000        344,000
           -          15,300        15,300       Express Scripts, Inc.                             -          751,612        751,612
           -          39,000        39,000       Family Dollar Stores, Inc.                        -          804,375        804,375
       9,300               -         9,300       Fastenal Co.                                337,125                -        337,125
           -          30,250        30,250       Fiserv, Inc.                                      -          968,000        968,000
       8,700               -         8,700       Fiserv, Inc.                                278,400                -        278,400
           -          12,000        12,000       Flextronics Enternateonal, Ltd.                   -          852,000        852,000
           -          33,500        33,500       Forest Laboratories, Inc.                         -        1,536,812      1,536,812
      12,400               -        12,400       Franklin Resources, Inc.                   $434,000                -        434,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                       SHARES                                                                            MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap          Small/Mid                                                             Mid Cap        Small/Mid
   Growth Fund        Cap Fund    Combined                                                Growth Fund       Cap Fund        Combined
   -----------        --------    --------                                                -----------       --------        --------
                                                Common Stock - continued
       4,500               -         4,500       G & K Services, Inc., Class A             $ 169,031                -     $  169,031
           -          14,700        14,700       Gucci Group NV                                    -        1,187,025      1,187,025
       4,900               -         4,900       Guidant Corp.                               241,937                -        241,937
       5,400               -         5,400       Harley-Davidson, Inc.                       320,288                -        320,288
      12,600               -        12,600       HCR Manor Care Inc.                         198,450                -        198,450
      30,000               -        30,000       Health Management Association               266,250                -        266,250
       8,500               -         8,500       Interim Services, Inc.                      139,719                -        139,719
           -          50,400        50,400       Intuit, Inc.                                      -        1,467,900      1,467,900
       2,700               -         2,700       Jabil Circut, Inc.                          141,075                -        141,075
           -          25,000        25,000       Kansas City Southern Industries, Inc.             -        1,185,938      1,185,938
       8,800               -         8,800       Keane, Inc.                                 206,800                -        206,800
       1,700               -         1,700       Kohl's Corp.                                127,181                -        127,181
           -           5,300         5,300       Lamar Advertising Co.                             -          286,200        286,200
           -           4,100         4,100       Legato Systems, Inc.                              -          220,375        220,375
      10,100               -        10,100       Legg Mason, Inc.                            367,387                -        367,387
           -           3,800         3,800       Linear Technology Corp                            -          265,763        265,763
           -          19,400        19,400       Linens 'N Things, Inc.                            -          771,150        771,150
           -          44,559        44,559       Mandalay Resort Group                             -          829,911        829,911
           -           8,600         8,600       Maxim Integrated Products, Inc.                   -          678,863        678,863
           -           8,900         8,900       Medimmune, Inc.                                   -          996,800        996,800
           -           5,900         5,900       Medquist, Inc.                                    -          188,800        188,800
           -          16,900        16,900       Microchip Technology, Inc.                        -        1,125,962      1,125,962
           -          41,700        41,700       Nabors Industries, Inc.                           -          946,069        946,069
      19,500               -        19,500       Networks Associates, Inc.                   357,094                -        357,094
       9,100               -         9,100       Newell Rubbermaid, Inc.                     315,088                -        315,088
      11,200               -        11,200       Omnicare, Inc.                              103,600                -        103,600
           -          48,250        48,250       Outback Steakhouse, Inc.                          -        1,109,750      1,109,750
           -          21,000        21,000       Paine Webber Group, Inc.                          -          855,750        855,750
      10,100               -        10,100       Parametric Technology Corp.                 192,531                -        192,531
      12,200               -        12,200       Paychex, Inc.                               480,375                -        480,375
       7,400               -         7,400       PE Corp - PE Biosystems Group               480,075                -        480,075
      13,700               -        13,700       Price (T Rowe) Associates                   486,350                -        486,350
       7,300               -         7,300       Quintiles Transnational Corp.               135,506                -        135,506
       4,600               -         4,600       Robert Half International, Inc.             124,488                -        124,488
       3,700               -         3,700       Sanmina Corp.                               333,230                -        333,230
           -          12,800        12,800       Sanmina Corp.                                     -        1,152,800      1,152,800
           -           7,900         7,900       Sepracor, Inc.                                    -          657,181        657,181
       8,300               -         8,300       SLM Holding Corp.                           406,181                -        406,181
       1,000               -         1,000       Smith International, Inc.                    34,563                -         34,563
         600               -           600       Solectron Corp.                              45,150                -         45,150
           -           4,500         4,500       SPX Corp.                                         -          381,375        381,375
       6,100               -         6,100       Staples, Inc.                               135,344                -        135,344
       3,400               -         3,400       Sterling Commerce, Inc.                      79,688                -         79,688
      11,800               -        11,800       Sterling Software, Inc.                     258,862                -        258,862
      11,100               -        11,100       Sylvan Learning Systems, Inc.               143,606                -        143,606
           -          11,000        11,000       Tiffany & Company                                 -          654,500        654,500
       4,800               -         4,800       Transaction Systems Architects,
                                                    Inc., Class A                            147,600                -        147,600
           -          69,600        69,600       U.S. Foodservice                                  -        1,335,450      1,335,450
           -          13,600        13,600       Union Pacific Res Group, Inc.                     -          197,200        197,200
           -           4,800         4,800       Vitesse Semiconductor Corp.                       -          220,200        220,200
           -          22,800        22,800       Waters Corp.                                      -        1,211,250      1,211,250

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                           COMMON STOCK (continued)
                           ------------------------

                SHARES                                                                                    MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap          Small/Mid                                                             Mid Cap        Small/Mid
   Growth Fund        Cap Fund    Combined                                                Growth Fund       Cap Fund        Combined
   -----------        --------    --------                                                -----------       --------        --------
                                                Common Stock - continued
           -          17,400        17,400       Williams Sonoma, Inc.                             -         $935,250     $  935,250
           -           8,800         8,800       Xilinx, Inc.                                      -          691,900        691,900
           -           1,605         1,605       Yahoo, Inc.                                       -          287,395        287,395
           -          19,000        19,000       Young & Rubicam, Inc.                             -          869,250        869,250
                                                                                                ----          -------        -------
                                               TOTAL COMMON STOCK                        $13,374,341      $38,322,185    $51,696,526
                                               ------------------                        -----------      -----------    -----------
                                                (Cost $14,516,034, $35,045,078 and $49,561,112 respectively)

                                               RIGHTS & WARRANTS
                                               -----------------
                                                 Electric Components
                                                 Teradyne, Inc.
           -          36,200        36,200         Callable through 03/26/00                       -       $1,393,700     $1,393,700
                                                 Motor Vehicles - 0.70%
           -           5,000         5,000       Harley Davidson, Inc.                             -          296,563        296,563

                                               TOTAL RIGHTS & WARRANTS                             -       $1,690,263     $1,690,263
                                               -----------------------                             -       ----------     ----------
                                                (Cost $0, $1,396,824 and $1,396,824 respectively)

                Principal                      SHORT TERM INVESTMENTS                                     Value
------------------------------------------     ----------------------                   --------------------------------------------
           -        $600,000      $600,000     Atlantis One Funding Corp.                          -         $599,378       $599,378
           -         400,000       400,000     Enterprise Funding Corp.                            -          398,934        398,934
           -       1,500,000     1,500,000     Ford Motor Credit Corp.                             -        1,496,731      1,496,731
           -          88,360        88,360     SSGA Money Market Fund                              -           88,360         88,360
                                                State Street Bank Repurchase Agreement
                                                  5.15%, dated 10/31/99 to be
                                                  repurchased at $591,254 on 11/01/99
                                                  collaterized by U.S. Treasury Note,
                                                  5.38%, 07/31/00, with a par value of
           -         591,000       591,000        $600,000(Cost $591,000)                    591,000                -        591,000
                                                                                            --------      -----------     ----------
                                               TOTAL SHORT TERM INVESTMENTS                 $591,000       $2,583,403     $3,174,403
                                               ----------------------------                 --------      -----------     ----------
                                                (Cost $591,000, $2,853,403 amd $3,174,403 respectively)

                                           TOTAL INVESTMENTS                             $13,965,341      $42,595,851    $56,561,192
                                           -----------------                            ============     ============    ===========
                                               (Cost $15,107,034, $39,025,305 and $54,132,339 respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Mid Cap Growth Fund and
      American General Series Portfolio Company 2 Mid Cap Growth Fund October 31, 1999 (unaudited)

1. Basis Of Combination

North American Mid Cap Growth Fund ("NAF") (formerly the North American Small/Mid Cap Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Mid Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2. Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                           American General
                                                                Series
                                                              Portfolio 2  North American
                                                               Small Cap     Small Cap       Pro-forma         Pro-forma
ASSETS:                                                       Growth Fund   Growth Fund**   Adjustments        Combined
                                                              -----------   -------------   -----------        --------
Investments in securities, at value .......................   $13,260,526    $1,230,782                       $14,491,308
Deferred organization costs ...............................                      20,842
Receivables:
   Investments sold .......................................        90,771        16,313                           107,084
   Fund shares sold .......................................        61,291        15,486                            76,777
   Dividends ..............................................         2,632            --                             2,632
   Interest ...............................................            --            82                                82
   From adviser ...........................................                       3,956
Other assets ..............................................        37,617        47,653                            85,270
                                                              -----------   -----------     -----------       -----------
      Total assets ........................................    13,452,837     1,335,114              --        14,787,951

LIABILITIES:
Payables:
   Investments purchased ..................................       381,294         3,735                           385,029
   Fund shares redeemed ...................................         5,678         2,450                             8,128
   Investment adviser .....................................        67,134            --                            67,134
   Custodian and transfer agent fees ......................            --         3,687                             3,687
   Distribution fee .......................................         3,446           911                             4,357
   Other accrued expenses .................................        44,022            --                            44,022
                                                              -----------   -----------     -----------       -----------
      Total liabilities ...................................       501,574        10,783              --           512,357

NET ASSETS ................................................   $12,951,263    $1,324,331              $0       $14,275,594
                                                              ===========   ===========     ===========       ===========

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) .............                                                            $0
   Accumulated undistributed net realized gain (loss) on
      investments .........................................      $547,782       $10,382                          $558,164
   Unrealized appreciation (depreciation) on:
      Investments .........................................     2,124,738       248,604                         2,373,342
   Capital shares at par value of $.001 ...................         9,165           104          (8,137)(1)         1,132
   Additional paid-in capital .............................    10,269,578     1,065,241           8,137 (1)    11,342,956
                                                              -----------   -----------     -----------       -----------

      Net assets ..........................................   $12,951,263    $1,324,331              $0       $14,275,594
                                                              ===========   ===========     ===========       ===========

**  Formerly the Emerging Growth Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                      Series
                                                                    Portfolio 2   North American
                                                                     Small Cap       Small Cap       Pro-forma     Pro-forma
                                                                    Growth Fund    Growth Fund**    Adjustments    Combined
                                                                    -----------    -------------    -----------    --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ...........................................   $  2,423,974   $    223,641                  $  2,647,615
  Shares outstanding ............................................        171,014         17,458         18,211        206,683

Net asset value (NAV) and redemption price per share ............   $      14.17   $      12.81                  $      12.81

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $      15.03   $      13.59                  $      13.59

Class B Shares
  Net assets at value ...........................................   $  5,170,136   $    660,471                  $  5,830,607
  Shares outstanding ............................................        368,206         52,556         43,102        463,864

Net asset value, offering price and redemption price per share ..   $      14.04   $      12.57                  $      12.57

Class C Shares
  Net assets at value ...........................................   $         --   $    440,219                  $    440,219
  Shares outstanding ............................................             --         35,019             --         35,019

Net asset value, offering price and redemption price per share ..   $         --   $      12.57                  $      12.57

Class I Shares
  Net assets at value ...........................................   $  3,626,347             --                  $  3,626,347
  Shares outstanding ............................................        255,597             --         32,895        288,492

Net asset value, offering price and redemption price per share ..   $      14.19   $         --                  $      12.57

Class II Shares
  Net assets at value ...........................................   $  1,730,806   $         --                  $  1,730,806
  Shares outstanding ............................................        121,661                        16,032        137,693

Net asset value, offering price and redemption price per share ..   $      14.23   $         --             --   $      12.57

** Formerly the Emerging Growth Fund

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                          American General
                                                               Series
                                                             Portfolio 2  North American
                                                              Small Cap      Small Cap      Pro-forma         Pro-forma
                                                             Growth Fund   Growth Fund**   Adjustments        Combined
                                                             -----------   -------------   -----------        --------
INVESTMENT INCOME:

   Interest ..............................................       $29,856         $2,455                          $32,311
   Dividends .............................................        22,380            558                           22,938
                                                             -----------    -----------    -----------       -----------

      Total income .......................................        52,236          3,013              0            55,249

EXPENSES:

   Distribution for Class A ..............................         4,060            687          1,624(1)          6,371
   Distribution for Class B ..............................        22,970          5,043                           28,013
   Distribution for Class C ..............................            --          3,007                            3,007
   Investment adviser fee ................................        62,829          9,513          7,392(2)         79,734
   Custodian fee .........................................         9,142         36,014                           45,156
   Transfer agent fee ....................................        19,233          9,187                           28,420
   Accounting/administration .............................         6,527          1,488         (8,000)(3)            15
   Audit and legal fees ..................................         4,360            514         (4,000)(3)           874
   Amortization of organization costs ....................            --          6,581             --             6,581
   Miscellaneous .........................................        59,556          2,984        (50,000)(4)        12,540
                                                             -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ...       188,677         75,018        (52,984)          210,711

   Reimbursement of expenses by investment adviser .......       (73,594)       (52,756)        64,984(5)        (61,366)
                                                             -----------    -----------    -----------       -----------

              Net expenses ...............................       115,083         22,262         12,000           149,345
                                                             -----------    -----------    -----------       -----------

              Net investment income/(loss) ...............       (62,847)       (19,249)       (12,000)          (94,096)
                                                             -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ............................       610,629         63,202                          673,831
   Change in unrealized appreciation (depreciation) on:
      Investments ........................................     2,124,738        309,851                        2,434,589
                                                             -----------    -----------    -----------       -----------

              Net gain/(loss) on investments .............     2,735,367        373,053             --         3,108,420

                                                             -----------    -----------    -----------       -----------
Net increase in net assets resulting from operations .....    $2,672,520       $353,804       ($12,000)       $3,014,324

**  Formerly the Emerging Growth Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK
           3,775            -      3,775       24/7 Media, Inc.                   $163,032              -    $163,032
           5,400            -      5,400       3DO Co.                              40,500              -      40,500
               0          150        150       99 Cents Only Stores                      -         $4,481       4,481
           4,025            -      4,025       Action Performance Co., Inc.         81,884              -      81,884
           1,900            -      1,900       Actuate Software Corp.               64,600              -      64,600
               0          840        840       Acxiom Corp.                              -         13,860      13,860
               0          300        300       Adaptive Broadband Corp.                  -         11,081      11,081
               0          500        500       Advanced Energy Industries, Inc.          -         20,562      20,562
               0          800        800       Advanced Fibre Communications             -         17,500      17,500
           3,750            -      3,750       Advanced Fibre
                                                 Communications, Inc.               82,031              -      82,031
               0          300        300       Advanced Paradigm, Inc.                   -         12,788      12,788
               0          200        200       Aether Systems, Inc.                      -         13,912      13,912
           1,150            -      1,150       Affymetrix, Inc.                    101,344              -     101,344
           1,950            -      1,950       AGCO Corp.                           20,962              -      20,962
               0          600        600       Aironet Wireless Communication            -         21,450      21,450
             375            -        375       Akamai  Technologies, Inc.           54,445              -      54,445
           5,175            -      5,175       Albemarle Corp.                      91,856              -      91,856
               0          400        400       Alkermes, Inc.                            -         14,125      14,125
           3,100            -      3,100       Allegiance Telecom, Inc.            213,900              -     213,900
           2,650            -      2,650       Allied Capital Corp.                 53,166              -      53,166
           3,850            -      3,850       Allscripts, Inc.                     60,155              -      60,155
               0          300        300       Alpha Industries, Inc.                    -         16,575      16,575
             225            -        225       Alteon Websystems, Inc.              16,143              -      16,143
             575            -        575       AMCORE Financial, Inc.               13,584              -      13,584
               0          500        500       American Classic Voyages Co.              -         12,500      12,500
           1,425            -      1,425       American Classic Voyages Co.         35,625              -      35,625
             575            -        575       American Italian Pasta Co.,
                                                 Class A                            14,447              -      14,447
           5,225            -      5,225       American Mobile Satellite Corp.      58,128              -      58,128
               0          300        300       Ames Department Stores, Inc.              -          9,506       9,506
           2,175            -      2,175       Anchor Gaming                       132,675              -     132,675
               0          200        200       Ann Taylor Stores Corp.                   -          8,512       8,512
           2,250            -      2,250       Ann Taylor Stores Corp.              95,766              -      95,766
               0          400        400       Antec Corp.                               -         19,400      19,400
           1,300            -      1,300       Applied Micro Circuits Corp.        101,156              -     101,156
               0          400        400       Applied Power, Inc.                       -         11,625      11,625
           3,000            -      3,000       AppNet Systems, Inc.                130,688              -     130,688
             450            -        450       Art Technology Group, Inc.           24,300              -      24,300
               0          300        300       Aspect Dev , Inc.                         -         10,612      10,612
           6,100            -      6,100       Aspen Technology, Inc.               77,774              -      77,774
           1,725            -      1,725       Asyst Technologies, Inc.             66,843              -      66,843
           5,700            -      5,700       ATMI, Inc.                          153,544              -     153,544
               0          300        300       AudioCodes, Ltd.                          -         18,150      18,150
               0          500        500       Avant! Corp.                              -          6,438       6,438
           1,375            -      1,375       Aztar Corp.                          13,320              -      13,320
           1,600            -      1,600       Azurix Corp.                         22,500              -      22,500
           2,300            -      2,300       Bank United Corp.                    89,699              -      89,699

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
           2,375            -      2,375       Bebe Stores, Inc.                  $ 62,641              -    $ 62,641
               0          500        500       Ben & Jerry's Homemade, Inc.              -         $8,438       8,438
               0          400        400       BJ Services Company                       -         13,725      13,725
           1,200            -      1,200       Blackrock, Inc.                      18,300              -      18,300
             225            -        225       Breakaway Solutions, Inc.            11,967              -      11,967
           1,950            -      1,950       Brooks Automation, Inc.              37,050              -      37,050
               0          400        400       Burr-Brown Corp.                          -         15,725      15,725
             800            -        800       Bush Boake Allen, Inc.               18,700              -      18,700
               0          300        300       Business Objects SA                       -         21,600      21,600
           3,375            -      3,375       Caprock Communications Corp.         97,244              -      97,244
             900            -        900       Careinsite, Inc.                     39,375              -      39,375
           1,475            -      1,475       Catalina Marketing Corp.            138,097              -     138,097
           1,450            -      1,450       CBT Group, Plc. - ADR                29,906              -      29,906
               0          400        400       C-Cube Microsystems, Inc.                 -         17,800      17,800
             575            -        575       Central Parking Corp.                15,417              -      15,417
             800            -        800       Checkfree Holdings Corp.             29,900              -      29,900
               0          400        400       ChiRex, Inc.                              -         11,300      11,300
           4,700            -      4,700       Cinar Corp.                          81,663              -      81,663
           1,150            -      1,150       City National Corp.                  44,562              -      44,562
             900            -        900       Cognex Corp.                         26,944              -      26,944
           1,025            -      1,025       Cole, K. Productions, Inc.,
                                                 Class A                            40,103              -      40,103
             575            -        575       Colonial BancGroup, Inc.              6,864              -       6,864
           1,500            -      1,500       Commercial Federal Corp.             29,438              -      29,438
               0          500        500       Concentric Network Corp.                  -         12,813      12,813
           7,250            -      7,250       Concentric Network Corp.            185,781              -     185,781
               0          300        300       Concord Communications, Inc.              -         15,581      15,581
             450            -        450       CONMED Corp.                         11,222              -      11,222
               0          300        300       Cooper Cameron Corp.                      -         11,606      11,606
           1,950            -      1,950       Cooper Cameron Corp.                 75,441              -      75,441
           2,062            -      2,062       Cost Plus, Inc.                      75,263              -      75,263
             975            -        975       Covad Communications Group,Inc       46,800              -      46,800
           2,175            -      2,175       Creative Technology, Ltd.            26,100              -      26,100
             650            -        650       Creditrust Corp.                     11,578              -      11,578
           1,975            -      1,975       Cyberonics, Inc.                     27,774              -      27,774
           2,875            -      2,875       Cymer, Inc.                         106,195              -     106,195
           7,350            -      7,350       Cypress Semiconductor Corp.         187,884              -     187,884
               0          300        300       Cysive, Inc.                              -         17,269      17,269
           2,400            -      2,400       Devon Energy Corp.                   93,300              -      93,300
               0          500        500       DeVry, Inc.                               -         10,531      10,531
           6,025            -      6,025       DeVry, Inc.                         126,902              -     126,902
             400            -        400       Diamond Tech Partners, Inc.          25,850              -      25,850
               0          200        200       DSP Group, Inc.                           -          9,550       9,550
           1,725            -      1,725       Dycom Industries, Inc.               56,170              -      56,170
             100            -        100       E.pihpany, Inc.                      $8,600              -      $8,600
           1,025            -      1,025       Electro Scientific
                                                 Industries, Inc.                   55,350              -      55,350
               0          100        100       Emulex Corp.                              -         15,594      15,594
               0          400        400       Enhance Financial Services
                                                 Group, Inc.                             -          7,300       7,300

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          200        200       Entercom Communications Corp.             -        $ 9,962    $  9,962
           1,725            -      1,725       Entercom Communications Corp.        85,927              -      85,927
               0          200        200       Etec Systems, Inc.                        -          7,637       7,637
           1,550            -      1,550       E-Tek Dynamics, Inc.                103,269              -     103,269
             675            -        675       Etoys, Inc.                          40,331              -      40,331
           1,500            -      1,500       Exar Corp.                           54,188              -      54,188
           1,900            -      1,900       Exchange Applications, Inc.          51,775              -      51,775
             625            -        625       F5 Networks, Inc.                    86,719              -      86,719
           3,355            -      3,355       Fairchild Semiconductor Corp.        84,714              -      84,714
               0        1,300      1,300       Fairfield Communities, Inc.               -         15,925      15,925
           3,450            -      3,450       Financial Federal Corp.              74,175              -      74,175
           3,225            -      3,225       Finish Line, Inc.                    22,273              -      22,273
             325            -        325       Foundry Networks, Inc.               61,587              -      61,587
           2,750            -      2,750       Fremont General Corp.                23,719              -      23,719
           1,500            -      1,500       Furniture Brands International       29,063              -      29,063
           2,300            -      2,300       Gabelli Asset Management, Inc.       34,356              -      34,356
               0        5,600      5,600       Galileo Technology, Ltd.                  -         13,725      13,725
           3,225            -      3,225       Galileo Technology, Ltd.             73,771              -      73,771
           4,600            -      4,600       GaSonics International Corp.         77,050              -      77,050
           4,500            -      4,500       General Chemical Group, Inc.         11,250              -      11,250
           5,525            -      5,525       Gentek, Inc.                         48,689              -      48,689
           2,925            -      2,925       Geon Co.                             76,781              -      76,781
           6,100            -      6,100       Georgia Gulf Corp.                  131,530              -     131,530
               0          600        600       Getty Images, Inc.                        -         18,487      18,487
               0          200        200       Gilat Satellite Networks, Ltd.            -         10,425      10,425
             350            -        350       Gilead Sciences, Inc.                22,116              -      22,116
               0          100        100       Go2Net                                    -          7,038       7,038
             350            -        350       Go2Net, Inc.                         24,631              -      24,631
             500            -        500       Hamilton Bancorp, Inc.                7,938              -       7,938
               0          800        800       Hanger Orthopedic Group, Inc.             -          9,850       9,850
           2,425            -      2,425       Heller Financial, Inc.               57,594              -      57,594
             500            -        500       HI/FN, Inc.                          18,156              -      18,156
           1,950            -      1,950       Hibbett Sporting Goods, Inc.         31,078              -      31,078
               0           86         86       Hispanic Broadcasting Corp.               -          6,966       6,966
           3,000            -      3,000       Human Genome Sciences, Inc.         262,125              -     262,125
               0          500        500       Hyperion Solutions Corp.                  -         12,188      12,188
             450            -        450       IDEC Pharmaceuticals Corp.           52,284              -      52,284
           3,300            -      3,300       IDEXX Laboratories, Inc.             49,913              -      49,913
             475            -        475       Illuinet Holdings, Inc.              21,850              -      21,850
           2,400            -      2,400       In Focus Systems, Inc.               47,551              -      47,551
           1,330            -      1,330       Independent Bank Corp.               20,116              -      20,116
           1,950            -      1,950       Indymac Mortgage Holdings, Inc.      27,178              -      27,178
               0          300        300       InfoSpace.com, Inc.                       -         16,688      16,688
           2,300            -      2,300       Insight Communications Co.           54,338              -      54,338
               0          700        700       INSpire Insurance Solutions, Inc.         -          4,463       4,463
           4,100            -      4,100       Integrated Device
                                                 Technology, Inc.                   84,306              -      84,306
             565            -        565       Internet Capital Group, Inc.         65,752              -      65,752

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          300        300       Interspeed, Inc.                          -        $  3,319   $  3,319
           1,275            -      1,275       Intertan, Inc.                       28,687              -      28,687
             150            -        150       Interwoven, Inc.                     11,756              -      11,756
           2,000            -      2,000       Intevac, Inc.                         8,000              -       8,000
               0          450        450       Iron Mountain, Inc.                       -         13,612      13,612
               0          400        400       Jack-in-the-Box, Inc.                     -          9,625       9,625
             300            -        300       JNI Corp.                            16,031              -      16,031
             575            -        575       Jones Intercable, Inc.               31,408              -      31,408
           1,950            -      1,950       Keebler Foods Co.                    62,277              -      62,277
           1,600            -      1,600       Kennametal, Inc.                     46,000              -      46,000
             100            -        100       Keynote Systems, Inc.                 4,538              -       4,538
           2,500            -      2,500       L-3 Communications Holdings         105,469              -     105,469
           2,350            -      2,350       LAM Research Corp.                  198,428              -     198,428
               0          300        300       Legato Systems, Inc.                      -         16,125      16,125
           2,775            -      2,775       Liberate Technologies, Inc.         189,047              -     189,047
           6,200            -      6,200       Ligand Pharmaceuticals, Inc.         50,763              -      50,763
               0          200        200       Linens 'n Things, Inc.                    -          7,950       7,950
           1,500            -      1,500       Linens 'N Things, Inc.               59,625              -      59,625
           3,200            -      3,200       LTX Corp.                            50,600              -      50,600
           1,700            -      1,700       Mapics, Inc.                         14,450              -      14,450
           1,325            -      1,325       Media Metrix, Inc.                   62,109              -      62,109
           3,400            -      3,400       Medquist, Inc.                      108,800              -     108,800
               0          200        200       Mercury Interactive Corp.                 -         16,225      16,225
               0          400        400       Metamor Worldwide, Inc.                   -          7,550       7,550
             800            -        800       MGM Grand, Inc.                      40,800              -      40,800
             950            -        950       Microchip Technology, Inc.           63,294              -      63,294
           2,600            -      2,600       Microstrategy, Inc.                 251,225              -     251,225
               0        1,400      1,400       Mid Atlantic Medical Services             -          7,613       7,613
               0          700        700       Midway Games, Inc.                        -         13,956      13,956
           1,850            -      1,850       Milacron, Inc.                       30,409              -      30,409
           1,600            -      1,600       Millennium Pharmaceuticals, Inc.    112,200              -     112,200
               0          200        200       Minimed, Inc.                             -         15,162      15,162
           1,725            -      1,725       MIPS Technologies, Inc., Class A     49,809              -      49,809
             800            -        800       Mission Critical Software, Inc.      47,100              -      47,100
           4,950            -      4,950       MKS Instruments, Inc.               103,950              -     103,950
           2,425            -      2,425       Mondavi, Robert Corp., Class A       87,603              -      87,603
           3,100            -      3,100       MSC Industrial Direct Co.            29,644              -      29,644
           1,500            -      1,500       Mueller Industries, Inc.             47,906              -      47,906
               0          400        400       Multex Systems, Inc.                      -          6,425       6,425
           2,300            -      2,300       Multex.com, Inc.                     36,944              -      36,944
           3,700            -      3,700       National Commerce Bancorp            92,500              -      92,500
           1,150            -      1,150       National Computer Systems, Inc.      43,483              -      43,483
           2,625            -      2,625       National Information Consortiuium    85,968              -      85,968
               0          450        450       National Instruments Corp.                -        $13,528      13,528
           3,000            -      3,000       National-Oilwell, Inc.               40,688              -      40,688
           3,000            -      3,000       Net Perceptions, Inc.                48,000              -      48,000
             575            -        575       Net2phone, Inc.                      31,194              -      31,194

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          600        600       Network Event Theater, Inc.               -       $ 13,800    $ 13,800
             650            -        650       Netzero, Inc.                        13,366              -      13,366
           5,275            -      5,275       New Holland N.V.                     80,114              -      80,114
           1,500            -      1,500       NEXTLINK Communications              89,720              -      89,720
           1,975            -      1,975       NFront, Inc.                         27,403              -      27,403
               0          200        200       Novellus Systems, Inc.                    -         15,500      15,500
             575            -        575       Ocular Sciences, Inc.                10,565              -      10,565
           3,900            -      3,900       Olin Corp.                           53,869              -      53,869
               0          200        200       Omnipoint Corp.                           -         16,525      16,525
           1,650            -      1,650       Osteotech, Inc.                      21,553              -      21,553
               0          900        900       Oxford Health Plans, Inc.                 -         10,631      10,631
             575            -        575       Pacific Century Financial Corp.      13,117              -      13,117
           2,150            -      2,150       Pacific Gateway Exchange, Inc.       48,913              -      48,913
               0        1,200      1,200       Pairgain Technologies, Inc.               -         14,700      14,700
           3,800            -      3,800       Papa Johns International, Inc.      142,025              -     142,025
           1,000            -      1,000       PC-Tel, Inc.                         30,000              -      30,000
               0          100        100       Pegasus Communicaions Corp.               -          4,425       4,425
               0          500        500       Peregrine Systems, Inc.                   -         21,938      21,938
               0          800        800       Petroleum Geo Services, Inc.              -         11,700      11,700
               0          500        500       Photronics, Inc.                          -         10,469      10,469
           1,600            -      1,600       Photronics, Inc.                     33,500              -      33,500
           1,450            -      1,450       Pinnacle Systems, Inc.               40,238              -      40,238
           1,850            -      1,850       Pixar, Inc.                          70,415              -      70,415
             400            -        400       Plexus Corp.                         10,600              -      10,600
           1,600            -      1,600       PLX Technology, Inc.                 25,600              -      25,600
           3,025            -      3,025       Polycom, Inc.                       151,250              -     151,250
               0          300        300       Powertel, Inc.                            -         17,662      17,662
               0          400        400       Powerwave Technologies, Inc.              -         26,025      26,025
             425            -        425       Predictive Systems, Inc.             18,488              -      18,488
           4,925            -      4,925       Premier Parks, Inc.                 142,516              -     142,516
           3,200            -      3,200       Private Business, Inc.                6,800              -       6,800
               0          400        400       Proxim, Inc.                              -         18,725      18,725
               0          300        300       QRS Corp.                                 -         16,688      16,688
             100            -        100       Quest Software, Inc.                  7,375              -       7,375
               0          900        900       Radiant Systems, Inc.                     -         14,175      14,175
           4,400            -      4,400       Radiant Systems, Inc.                69,300              -      69,300
             500            -        500       Radio Unica Corp.                    14,312              -      14,312
               0          500        500       Remedy Corp.                              -         21,500      21,500
           1,500            -      1,500       Renaissancere Holdings, Ltd.         54,656              -      54,656
               0          400        400       Renal Care Group, Inc.                    -          7,450       7,450
               0          300        300       Research In Motion, Ltd.                  -          9,225       9,225
           1,025            -      1,025       Respironics, Inc.                     8,648              -       8,648
               0          300        300       RSA Sec, Inc.                             -         10,650      10,650
             800            -        800       Safeguard Scientifics, Inc.          67,300              -      67,300
           2,825            -      2,825       Saleslogix Corp.                     88,987              -      88,987
               0          100        100       Sandisk Corp.                             -          6,063       6,063
           4,300            -      4,300       SangStat Medical Corp.               92,987              -      92,987

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
           1,275            -      1,275       Scholastic Corp.                   $ 59,288              -    $ 59,288
           1,350            -      1,350       Silicon Image, Inc.                  59,653              -      59,653
               0          400        400       Smith International, Inc.                 -         13,825      13,825
           1,175            -      1,175       Smith International, Inc.            40,611              -      40,611
           1,400            -      1,400       Spanish Broadcasting System          37,275              -      37,275
               0          500        500       Spectrian Corp.                           -         16,750      16,750
           1,425            -      1,425       Spinnaker Exploration Co.            21,019              -      21,019
           5,725            -      5,725       Splitrock Services, Inc.            125,234              -     125,234
               0          700        700       Stanford Communications, Inc.             -         19,600      19,600
             700            -        700       Steiner Leisure, Ltd.                13,257              -      13,257
           3,100            -      3,100       Sterling Bancshares, Inc.            38,750              -      38,750
           5,175            -      5,175       Steven Madden, Ltd.                  63,394              -      63,394
               0          300        300       Stone Energy Corp.                        -         14,588      14,588
               0          400        400       Strayer Education, Inc.                   -          7,025       7,025
           1,850            -      1,850       Summit Technology, Inc.              28,790              -      28,790
             900            -        900       Sun Bancorp, Inc.                     9,281              -       9,281
             900            -        900       Sun International Hotels, Ltd.       18,225              -      18,225
               0          800        800       Sunterra Corp.                            -          8,000       8,000
               0          450        450       Swift Transportation, Inc.                -          7,847       7,847
           1,250            -      1,250       Sycamore Networks Inc.              268,749              -     268,749
           1,750            -      1,750       Talbots, Inc.                        82,359              -      82,359
           2,075            -      2,075       Talk.com, Inc.                       33,070              -      33,070
               0          800        800       Telcom Semiconductor, Inc.                -          7,400       7,400
               0          300        300       THQ, Inc.                                 -         12,338      12,338
           1,600            -      1,600       Triangle Pharmaceuticals, Inc.       26,000              -      26,000
               0          300        300       Triquint Semiconductor, Inc.              -         24,000      24,000
               0        1,300      1,300       Tristar Aerospace Co.                     -          8,612       8,612
           3,200            -      3,200       Universal Forest Products, Inc.      46,400              -      46,400
           1,900            -      1,900       Univision Communications, Inc.      161,619              -     161,619
           3,800            -      3,800       US Bioscience, Inc.                  61,275              -      61,275
           1,800            -      1,800       Vail Resorts, Inc.                   40,050              -      40,050
             700            -        700       Valero Energy Corp.                  12,863              -      12,863
               0          200        200       Value America, Inc.                       -          2,487       2,487
               0          400        400       Valuevision International, Inc.           -         13,075      13,075
           1,950            -      1,950       Vans, Inc.                           21,938              -      21,938
           3,500            -      3,500       Verio, Inc.                         130,594              -     130,594
           1,025            -      1,025       Versatel Telecom International
                                                 NV - ADR                           12,941              -      12,941
           1,950            -      1,950       Vertex Pharmaceuticals, Inc.         55,819              -      55,819
               0          200        200       VerticalNet, Inc.                         -         11,200      11,200
             450            -        450       Verticalnet, Inc.                    25,200              -      25,200
               0          400        400       Viatel, Inc.                              -         13,350      13,350
           1,700            -      1,700       Vical, Inc.                          24,225              -      24,225
           1,275            -      1,275       Webstakes.com, Inc.                   8,367              -       8,367
             500            -        500       Webster Financial Corp.              14,313              -      14,313
             800            -        800       Webtrend Corp.                       49,400              -      49,400
           7,600            -      7,600       Wellman, Inc.                       114,475              -     114,475
             515            -        515       West Coast Bancorp                    7,113              -       7,113

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          200        200       Western Wireless Corp.                    -     $   10,575  $    10,575
               0          300        300       Westwood One, Inc.                        -         13,838       13,838
             975            -        975       Williams Communications Group        31,078              -       31,078
             400            -        400       WinStar Communications, Inc.         15,525              -       15,525
           1,600            -      1,600       Wit Capital Group, Inc.              28,100              -       28,100
               0          165        165       Xoom.com, Inc.                            -         10,312       10,312
               0          400        400       Zapme Corp.                               -          3,000        3,000
                                                                                         -          -----        -----
                                             TOTAL COMMON STOCK                $11,451,113     $1,182,026  $12,633,139
                                                                               -----------     ----------  -----------
                                             (Cost $9,322,546, $933,422 and $10,255,968 respectively)

          Shares       Shares     Shares     PREFERRED STOCK
                                               OIL/GAS PRODUCERS -
           1,300            -      1,300       Tesoro Petroleum Corp.              $16,413              -      $16,413
                                                                                  --------              -      -------
                                               (Cost $20,242, $0 and $20,242 respectively)

                    Principal               SHORT TERM INVESTMENTS                                  Value
----------------------------------------                                        --------------------------------------
               -      $48,756    $48,756    SSGA Money Market Fund                       -        $48,756      $48,756
               -
                                             State Street Bank Repurchase
                                               Agreement 5.15% dated 10/31/99,
                                               to be repurchased at $1,793,770
                                               on 11/01/99, collateralized by
                                               U.S. Treasury Note, 5.38%,
                                               07/31/00 with a par value of
      $1,793,000            -  1,793,000       $1,810,000 (Cost $1,793,000)      1,793,000              -    1,793,000
                                                                                ----------              -   ----------
                                            TOTAL SHORT TERM INVESTMENTS        $1,793,000        $48,756   $1,841,756
                                                                                ----------       --------   ----------
                                            (Cost $1,793,000, $48,756 and $1,841,756 respectively)

                                         TOTAL INVESTMENTS                     $13,260,526     $1,230,782  $14,491,308
                                                                               ===========     ==========  ===========
                                         (Cost $11,135,788, $982,178 and $12,117,966 respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Small Cap Growth Fund and
      American General Series Portfolio Company 2 Small Cap Growth Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Small Cap Growth Fund ("NAF") (formerly the North American Emerging Growth Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Small Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                American       American
                                                                General        General
                                                                 Series         Series
                                                               Portfolio 2    Portfolio 2
                                                                Small Cap       Mid Cap      Pro-forma         Pro-forma
ASSETS:                                                        Value Fund     Value Fund    Adjustments         Combined
                                                               ----------     ----------    -----------         --------
Investments in securities, at value .......................    $6,140,038     $9,286,127                      $15,426,165
Receivables:
   Investments sold .......................................        58,025         71,882                          129,907
   Fund shares sold .......................................         6,610         61,567                           68,177
   Dividends ..............................................         4,831         14,706                           19,537
Other assets ..............................................        22,966         25,401                           48,367
                                                              -----------    -----------    -----------       -----------
      Total assets ........................................     6,232,470      9,459,683             --        15,692,153

LIABILITIES:
Payables:
   Investments purchased ..................................        20,006        110,201                          130,207
   Fund shares redeemed ...................................            --          3,200                            3,200
   Investment adviser .....................................        43,277         55,124                           98,401
   Distribution fee .......................................         2,012          3,327                            5,339
   Other accrued expenses .................................        38,567         40,978                           79,545
                                                              -----------    -----------    -----------       -----------
      Total liabilities ...................................       103,862        212,830             --           316,692

NET ASSETS ................................................    $6,128,608     $9,246,853             $0       $15,375,461
                                                              ===========    ===========    ===========       ===========

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) .............        $1,070             --                           $1,070
   Accumulated undistributed net realized gain (loss) on
      investments .........................................      (154,832)    $1,203,291                        1,048,459
   Unrealized appreciation (depreciation) on:
      investments .........................................      (268,682)      (338,721)                        (607,403)
   Capital shares at par value of $.01 ....................         6,614          7,767         (1,473)(1)        12,908
   Additional paid-in capital .............................     6,544,438      8,374,516          1,473 (1)    14,920,427
                                                              -----------    -----------    -----------       -----------

       Net assets .........................................    $6,128,608     $9,246,853             $0       $15,375,461
                                                              ===========    ===========    ===========       ===========

(1) Reflects change in shares due to merger exchange

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                     American       American
                                                                     General        General
                                                                      Series         Series
                                                                    Portfolio 2   Portfolio 2
                                                                     Small Cap       Mid Cap      Pro-forma     Pro-forma
                                                                    Value Fund     Value Fund    Adjustments    Combined
                                                                    ----------     ----------    -----------    --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ...........................................   $ 1,371,038   $ 1,728,035                  $ 3,099,073
  Shares outstanding ............................................       147,829       144,260       (33,385)(1)    258,704

Net asset value (NAV) and redemption price per share ............   $      9.27   $     11.98                  $     11.98

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $      9.84   $     12.71                  $     12.71

Class B Shares
  Net assets at value ...........................................   $ 2,295,576   $ 4,555,111                  $ 6,850,687
  Shares outstanding ............................................       247,985       384,406       (54,266)(1)    578,125

Net asset value, offering price and redemption price per share ..   $      9.26   $     11.85                  $     11.85

Class I Shares
  Net assets at value ...........................................   $ 1,234,155   $ 1,507,193                  $ 2,741,348
  Shares outstanding ............................................       133,133       126,083       (29,856)(1)    229,360

Net asset value, offering price and redemption price per share ..   $      9.27   $     11.95                  $     11.95

Class II Shares
  Net assets at value ...........................................   $ 1,227,839   $ 1,456,514                  $ 2,684,353
  Shares outstanding ............................................       132,434       121,911       (29,686)(1)    224,659

Net asset value, offering price and redemption price per share ..   $      9.27   $     11.95            --    $     11.95

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                American       American
                                                                General        General
                                                                Series         Series
                                                              Portfolio 2    Portfolio 2
                                                               Small Cap       Mid Cap      Pro-forma          Pro-forma
                                                               Value Fund     Value Fund    Adjustments        Combined
                                                               ----------     ----------    -----------        --------
INVESTMENT INCOME:

   Interest ...............................................       $33,625        $17,138                          $50,763
   Dividends ..............................................        94,607        105,799                          200,406
                                                              -----------    -----------    -----------       -----------

     Total income .........................................       128,232        122,937             --           251,169

EXPENSES:

   Distribution for Class A ...............................         3,172          3,825          2,800(1)          9,797
   Distribution for Class B ...............................        15,450         22,257                           37,707
   Investment adviser fee .................................        40,252         51,545         18,359(2)        110,156
   Custodian fee ..........................................         7,408          9,328                           16,736
   Transfer agent fee .....................................        14,755         18,640                           33,395
   Accounting/administration ..............................         4,639          5,645         (2,500)(3)         7,784
   Audit and legal fees ...................................         3,244          4,071         (2,500)(3)         4,815
   Registration and filing fees ...........................        54,359         54,368        (47,800)(3)        60,927
   Miscellaneous ..........................................         3,542          4,564         (3,500)(3)         4,606
                                                              -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ....       146,821        174,243        (35,141)          285,923

   Reimbursement of expenses by investment adviser ........       (74,625)       (75,133)        93,489(3)        (56,269)
                                                              -----------    -----------    -----------       -----------

           Net expenses ...................................        72,196         99,110         58,348           229,654
                                                              -----------    -----------    -----------       -----------

           Net investment income/(loss) ...................        56,036         23,827        (58,348)           21,515
                                                              -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .............................      (159,770)     1,208,461                        1,048,691
      Futures contracts ...................................         4,938                                           4,938
   Change in unrealized appreciation (depreciation) on:
      Investments .........................................      (268,682)      (338,721)                        (607,403)
                                                              -----------    -----------    -----------       -----------

           Net gain/(loss) on investments, foreign currency
              and forward foreign currency contracts ......      (423,514)       869,740             --           446,226
                                                              -----------    -----------    -----------       -----------

Net increase in net assets resulting from operations ......     ($367,478)      $893,567       ($58,348)         $467,741
                                                              -----------    -----------    -----------       -----------

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK
               -          600         600       7-eleven, Inc.                                   -      $1,199      $1,199
           8,700            -       8,700       A.H. Belo Corp.                           $177,263           -     177,263
               -          200         200       AAR Corp.                                        -       3,337       3,337
               -          200         200       ABC-Naco, Inc.                                   -       2,149       2,149
               -          100         100       Acceptance Insurance Co., Inc.                   -       1,443       1,443
           7,400            -       7,400       Ace, Ltd.                                  143,839           -     143,839
               -          100         100       Actel Corp.                                      -       1,888       1,888
               -          100         100       Acuson Corp.                                     -       1,037       1,037
               -          100         100       ACX Technologies, Inc.                           -         780         780
               -          100         100       Advanta Corp.                                    -       1,780       1,780
               -          300         300       Advantica Restaurant Corp.                       -         788         788
               -          100         100       Advest Group, Inc.                               -       1,930       1,930
               -          100         100       Aftermarket Technology Corp.                     -         945         945
               -          500         500       AGCO Corp.                                       -       5,374       5,374
               -          400         400       AGL Resources, Inc.                              -       6,975       6,975
               -          300         300       Agribiotech, Inc.                                -         955         955
               -          100         100       Agribrands International, Inc.                   -       4,424       4,424
               -          200         200       Air Express International Corp.                  -       5,324       5,324
               -          400         400       Airborne Freight Corp.                           -       8,599       8,599
               -          400         400       Airgas, Inc.                                     -       3,799       3,799
               -          100         100       Airtran Holdings, Inc.                           -         455         455
           6,600            -       6,600       AK Steel Holding Corp.                     114,263           -     114,263
               -          191         191       AK Steel Holding Corp.                           -       3,308       3,308
               -          100         100       Alabama National Bancorp                         -       2,374       2,374
               -          200         200       Alaska Air Group, Inc.                           -       7,949       7,949
               -          102         102       Albany International Corp., Class A              -       1,548       1,548
               -          200         200       Albemarle Corp.                                  -       3,549       3,549
               -          300         300       Alexander & Baldwin, Inc.                        -       7,199       7,199
               -          100         100       Alexandria Real Estate Equities, Inc.            -       2,875       2,875
               -          300         300       Alfa Corp.                                       -       5,362       5,362
               -          200         200       Allen Telecom, Inc.                              -       1,812       1,812
               -          100         100       Alliance Bancorp, Inc.                           -       2,050       2,050
               -          200         200       Alliance Semiconductor Corp.                     -       2,325       2,325
               -          400         400       Allied Capital Corp.                             -       8,025       8,025
               -          135         135       Allstate Corp                                    -       3,880       3,880
               -          100         100       Alltrista Corp.                                  -       2,293       2,293
               -          100         100       Alterra Healthcare Corp.                         -         587         587
           2,300            -       2,300       Ambac Financial Group, Inc.                137,425           -     137,425
               -          100         100       AMCOL International Corp.                        -       1,225       1,225
               -          200         200       AMCORE Financial, Inc.                           -       4,724       4,724
               -          100         100       AMERCO, Inc.                                     -       2,944       2,944
               -          100         100       American Annuity Group, Inc.                     -       1,793       1,793
               -          100         100       American Business Products, Inc.                 -       1,306       1,306
               -          100         100       American Freightways Corp.                       -       2,063       2,063
               -          200         200       American Health Properties Co.                   -       4,038       4,038
               -          100         100       American Industrial Properties REIT              -       1,150       1,150
           7,700            -       7,700       American National Can Group                 96,250           -      96,250
               -          100         100       American States Water Co.                        -       3,431       3,431
           4,600            -       4,600       American Tower Corp., Class A               87,688           -      87,688
               -          200         200       American West Holdings Corp., Class B            -       4,138       4,138
               -          100         100       AmeriPath, Inc.                                  -         740         740

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       AmerUs Life Holdings, Inc.                       -     $ 2,413    $  2,413
               -        1,500       1,500       Ames Department Stores, Inc.                     -      47,530      47,530
               -          600         600       AMF Bowling, Inc.                                -       2,662       2,662
               -          100         100       AMKOR Technologies, Inc.                         -       2,018       2,018
               -          100         100       Amli Residential Properties Trust                -       2,075       2,075
               -          200         200       Ampex Corp., Class A                             -         487         487
               -          300         300       Amresco, Inc.                                    -         880         880
               -          100         100       Analogic Corp.                                   -       2,624       2,624
               -          200         200       Anchor BanCorp Wisconsin, Inc.                   -       3,199       3,199
               -          100         100       Andover Bancorp, Inc.                            -       2,925       2,925
               -          500         500       Andrew Corp.                                     -       6,438       6,438
               -          100         100       Anicom, Inc.                                     -         413         413
               -          200         200       Anixter International, Inc.                      -       4,174       4,174
               -          450         450       ANTEC Corp.                                      -      21,824      21,824
           2,200            -       2,200       Aon Corp.                                   78,100           -      78,100
           3,100            -       3,100       Apache Corp.                               120,900           -     120,900
               -        1,550       1,550       Applebees International, Inc.                    -      44,659      44,659
               -          100         100       Applied Graphics Technology, Inc.                -         712         712
               -          200         200       Applied Industrial Tech., Inc.                   -       3,150       3,150
               -          400         400       Apria Healthcare Group, Inc.                     -       6,325       6,325
               -          200         200       AptarGroup, Inc.                                 -       5,374       5,374
               -          300         300       Arcadia Financial, Ltd.                          -       1,199       1,199
               -          100         100       Arch Chemicals, Inc.                             -       1,475       1,475
               -          100         100       Arch Coal, Inc.                                  -       1,119       1,119
               -          200         200       Arctic Cat, Inc.                                 -       1,899       1,899
               -          100         100       Area Bancshares Corp.                            -       2,600       2,600
               -          100         100       Argonaut Group, Inc.                             -       2,406       2,406
               -          200         200       Arnold Industries, Inc.                          -       2,006       2,006
               -          100         100       Arrow International, Inc.                        -       2,712       2,712
               -          200         200       Arvin Industries, Inc.                           -       5,699       5,699
               -          300         300       ASARCO, Inc.                                     -       8,849       8,849
               -          200         200       Ascent  Entertainment Group, Inc.                -       3,474       3,474
               -          100         100       Ashton Technology Group, Inc.                    -         640         640
               -          100         100       Aspect Telecommunications Co.                    -       2,519       2,519
               -          100         100       Aspen Technology, Inc.                           -       1,275       1,275
               -          100         100       Assisted Living Concepts, Inc.                   -         113         113
               -          100         100       Associated Estates Realty Corp.                  -         863         863
           3,300            -       3,300       AT&T Corp.                                 130,969           -     130,969
               -          500         500       ATMI, Inc.                                       -      13,469      13,469
               -          200         200       Atmos Energy Corp.                               -       4,537       4,537
               -          100         100       Aurora Foods, Inc.                               -       1,287       1,287
               -          100         100       Auspex Systems, Inc.                             -         556         556
               -          100         100       Avado Brands, Inc.                               -         563         563
               -          100         100       Avant! Corp.                                     -       1,288       1,288
               -          100         100       Aviall, Inc.                                     -         893         893
               -          100         100       Avid Technology, Inc.                            -       1,106       1,106
               -          200         200       Avis Rent A Car, Inc.                            -       3,574       3,574
               -          300         300       Avista Corp.                                     -       5,400       5,400
               -           34          34       Avnet, Inc.                                      -       1,838       1,838
               -          300         300       Aztar Corp.                                      -       2,905       2,905
               -          200         200       Baldor Electric Co.                              -       3,888       3,888
               -          100         100       Baldwin & Lyons, Inc., Class B                   -       2,062       2,062

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -        1,150       1,150       Bally Total Fitness Holding Corp.                -     $27,671    $ 27,671
               -            2           2       BancFirst Corp.                                  -          65          65
               -          500         500       BancorpSouth, Inc.                               -       8,688       8,688
               -          200         200       BancWest Corp.                                   -       8,363       8,363
               -          100         100       Bandag, Inc.                                     -       2,499       2,499
               -           45          45       Bank Atlantic Bancorp, Class A                   -         228         228
               -          300         300       Bank Atlantic Bancorp, Class B                   -       1,875       1,875
               -          200         200       Bank United Corp.                                -       7,800       7,800
               -          190         190       Banknorth Group, Inc.                            -       6,418       6,418
               -          200         200       Banta Corp.                                      -       4,525       4,525
               -          100         100       Barnes Group, Inc.                               -       2,031       2,031
               -          100         100       Barnesandnoble.com, inc.                         -       1,838       1,838
               -          100         100       Bassett Furniture Industries, Inc.               -       1,799       1,799
               -          100         100       Bay View Capital Corp.                           -       1,388       1,388
           5,400            -       5,400       Becton, Dickinson and Co.                  137,025           -     137,025
               -          200         200       Bedford Prpty Investors, Inc.                    -       3,500       3,500
               -          100         100       Belco Oil and Gas Corp.                          -         624         624
               -          200         200       Belden, Inc.                                     -       3,675       3,675
               -        1,000       1,000       Bethlehem Steel Corp.                            -       6,937       6,937
               -          700         700       Beverly Enterprises, Inc.                        -       2,755       2,755
               -          100         100       Bindley Western Industries, Inc.                 -       1,255       1,255
               -          100         100       Bio-Rad Laboratories, Inc., Class A              -       2,399       2,399
               -        5,350       5,350       Bio-Technology General Corp.                     -      52,163      52,163
               -          800         800       BJ Services Co.                                  -      27,449      27,449
               -          100         100       Black Hills Corp.                                -       2,250       2,250
               -          100         100       Block Drug Co., Inc., Class A                    -       3,488       3,488
               -          103         103       Blount International, Inc.                       -       1,513       1,513
               -          200         200       BMC Industries, Inc.                             -       1,163       1,163
               -          300         300       Bob Evans Farms, Inc.                            -       4,125       4,125
               -          100         100       Boise Cascade Office Products Corp.              -       1,024       1,024
               -          103         103       BOK Financial Corp.                              -       2,176       2,176
               -          200         200       Bombay Co., Inc.                                 -         825         825
               -          300         300       Borders Group, Inc.                              -       3,899       3,899
               -          600         600       Borg-Warner Automotive, Inc.                     -      23,699      23,699
           3,100            -       3,100       Bowater, Inc.                              162,750           -     162,750
               -          300         300       Bowne & Co., Inc.                                -       3,338       3,338
               -          300         300       Boyd Gaming Corp.                                -       1,950       1,950
               -          200         200       Boyds Collection, Ltd.                           -       1,588       1,588
               -          100         100       Boykin Lodging Co.                               -       1,294       1,294
               -          200         200       Bradley Real Estate, Inc.                        -       3,350       3,350
               -        2,350       2,350       Brandywine Realty Trust                          -      39,509      39,509
               -          400         400       BRE Properties, Inc., Class A                    -       9,075       9,075
               -          200         200       Brightpoint, Inc.                                -       1,569       1,569
               -          105         105       Brooke Group, Ltd.                               -       1,608       1,608
               -          100         100       Brookline Bancorp, Inc.                          -       1,050       1,050
               -          100         100       Brooks Automation, Inc.                          -       1,900       1,900
               -          100         100       Brown Shoe Comany, Inc.                          -       1,780       1,780
               -          100         100       Brown, Tom, Inc.                                 -       1,374       1,374
               -          100         100       Brush Wellman, Inc.                              -       1,324       1,324
               -          100         100       BSB Bancorp, Inc.                                -       2,206       2,206
               -          100         100       BT Financial Corp.                               -       2,213       2,213
               -          100         100       Buckeye Technologies, Inc.                       -       1,512       1,512

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          200         200       Budget Group, Inc.                               -     $ 1,399    $  1,399
               -          400         400       Buffets, Inc.                                    -       3,725       3,725
               -           41          41       Building One Services Corp.                      -         456         456
               -          100         100       Burlington Coat Factory Warehouse Corp.          -       1,713       1,713
               -          400         400       Burlington Industries, Inc.                      -       1,475       1,475
               -          200         200       Burnham Pacific Properties, Inc.                 -       2,000       2,000
               -          100         100       Bush Boake Allen, Inc.                           -       2,338       2,338
               -          100         100       Bush Industries, Inc.                            -       1,455       1,455
               -          200         200       Cable Design Technologies Corp.                  -       3,875       3,875
               -          300         300       Cabot Industrial Trust                           -       6,000       6,000
               -          200         200       Cabot Oil & Gas Corp., Class A                   -       3,224       3,224
          11,000            -      11,000       Cadence Design Systems, Inc.               167,063           -     167,063
               -          300         300       Calgon Carbon Corp.                              -       2,099       2,099
               -          100         100       California Water Service Group Holding           -       2,900       2,900
               -          400         400       Callaway Golf Co.                                -       5,375       5,375
               -          200         200       Cambrex Corp.                                    -       6,050       6,050
               -          300         300       Camden Poperty Trust                             -       8,119       8,119
               -          100         100       Canandaigua Brands, Inc., Class A                -       6,049       6,049
               -          100         100       Capital Automotive REIT                          -       1,275       1,275
               -          200         200       Capital Re Corp.                                 -       2,824       2,824
               -          600         600       Capitol Federal Financial                        -       6,000       6,000
               -          400         400       Capstead Mortgage Corp.                          -       1,575       1,575
               -          200         200       Caraustar Industries, Inc.                       -       4,825       4,825
               -          100         100       Carmike Cinemas, Inc., Class A                   -       1,206       1,206
               -          200         200       Carolina First Corp.                             -       4,138       4,138
               -          100         100       Carpenter Technology Corp.                       -       2,438       2,438
               -          100         100       Carter-Wallace, Inc.                             -       1,805       1,805
               -          100         100       Cascade Natural Gas Corp.                        -       1,812       1,812
               -          100         100       Caseys General Stores, Inc.                      -       1,288       1,288
               -          200         200       Cash America International, Inc.                 -       1,888       1,888
               -          100         100       Castle & Cooke, Inc.                             -       1,388       1,388
               -          100         100       Castle A. M.  & Co.                              -       1,237       1,237
               -          100         100       Cathay Bancorp, Inc.                             -       3,838       3,838
               -          100         100       Cato Corp., Class A                              -       1,149       1,149
               -          100         100       CB Richard Ellis Services, Inc.                  -       1,231       1,231
               -        1,500       1,500       CBL & Associates Properties, Inc.                -      33,375      33,375
               -          400         400       CBRL Group, Inc.                                 -       5,350       5,350
               -          100         100       CDI Corp.                                        -       2,649       2,649
               -          200         200       Center Trust, Inc.                               -       2,050       2,050
               -          200         200       CenterPoint Properties Corp.                     -       6,525       6,525
               -          100         100       Central Garden & Pet Co.                         -         725         725
               -          100         100       Central Hudson Gas & Electric Corp.              -       3,743       3,743
               -          100         100       Century South Banks, Inc.                        -       2,438       2,438
           9,600            -       9,600       Ceridian Corp.                             210,600           -     210,600
               -          200         200       CFS Bancorp, Inc.                                -       2,088       2,088
               -          100         100       Champion Enterprises, Inc.                       -         912         912
               -          800         800       Charming Shoppes, Inc.                           -       3,975       3,975
               -          200         200       Charter Municipal Mortgage Acceptance Co.        -       2,474       2,474
               -          297         297       Charter One Financial, Inc.                      -       7,295       7,295
               -          100         100       Chateau Communities, Inc.                        -       2,550       2,550
               -          200         200       Checkpoint Systems, Inc.                         -       1,500       1,500
               -          100         100       Chelsea GCA Realty, Inc.                         -       3,100       3,100

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Chemed Corp.                                     -     $ 2,994     $ 2,994
               -          100         100       ChemFirst, Inc.                                  -       2,688       2,688
               -          125         125       Chemical Financial Corp.                         -       4,078       4,078
               -          200         200       Chesapeake Corp.                                 -       5,999       5,999
               -          400         400       Chesapeake Energy Corp.                          -       1,450       1,450
               -          100         100       Chicago Title Corp.                              -       4,405       4,405
               -          300         300       Chiquita Brands International, Inc.              -       1,425       1,425
               -        1,107       1,107       Chittenden Corp.                                 -      34,180      34,180
               -          300         300       CHS Electronics, Inc.                            -         262         262
               -        2,600       2,600       Church & Dwight Co., Inc.                        -      67,762      67,762
           2,200            -       2,200       Cincinnati Financial Corp.                  78,788           -      78,788
           2,300            -       2,300       Cinergy Corp.                               64,975           -      64,975
               -          100         100       Circle International Group, Inc.                 -       2,200       2,200
               -           50          50       CIRCOR International, Inc.                       -         475         475
               -          500         500       Cirrus Logic, Inc.                               -       4,969       4,969
               -          100         100       Citation Corp.                                   -       1,644       1,644
               -          200         200       Citizens Banking Corp.                           -       5,550       5,550
               -          100         100       City Holding Co.                                 -       1,588       1,588
               -          369         369       CK Witco Corp.                                   -       3,459       3,459
               -          100         100       CKE Restaurants, Inc.                            -         675         675
               -          200         200       CLARCOR, Inc.                                    -       3,413       3,413
               -          200         200       Cleco Corp.                                      -       6,625       6,625
               -          100         100       Cleveland-Cliffs, Inc.                           -       2,988       2,988
               -          300         300       CMP Group, Inc.                                  -       7,988       7,988
               -          100         100       CNA Surety Corp.                                 -       1,150       1,150
               -          100         100       Coachmen Industries, Inc.                        -       1,468       1,468
           3,800            -       3,800       Coastal Corp.                              160,075           -     160,075
               -          200         200       Coherent, Inc.                                   -       4,113       4,113
               -          200         200       Cohu, Inc.                                       -       3,775       3,775
               -          500         500       Collins & Aikman Corp.                           -       2,968       2,968
               -          200         200       Colonial Properties Trust                        -       5,100       5,100
               -          100         100       Columbus McKinnon Corp.                          -       1,205       1,205
          10,900            -      10,900       Comdisco, Inc.                             220,045           -     220,045
               -          100         100       Comfort Systems USA, Inc.                        -         724         724
               -          100         100       Commerce Bancorp, Inc.                           -       4,481       4,481
               -          200         200       Commerce Group, Inc.                             -       5,075       5,075
               -          100         100       Commercial Intertech Corp.                       -       1,269       1,269
               -          100         100       Commercial Metals Co.                            -       3,263       3,263
               -          200         200       Commercial Net Lease Realty                      -       2,300       2,300
               -          100         100       Commonwealth Bancorp, Inc.                       -       1,688       1,688
               -          100         100       Commscope, Inc.                                  -       3,988       3,988
               -        1,600       1,600       Community First Bankshares, Inc.                 -      30,450      30,450
               -          100         100       Community Trust Bancorp, Inc.                    -       2,150       2,150
               -          400         400       Compucom Systems, Inc.                           -       1,288       1,288
               -          600         600       CompUSA, Inc.                                    -       3,413       3,413
           1,300            -       1,300       Computer Associates  International          73,450           -      73,450
               -          100         100       Connecticut Energy Corp.                         -       3,775       3,775
               -          100         100       Connecticut Natural Gas Corp.                    -       3,713       3,713
               -          100         100       Consol Energy, Inc.                              -       1,164       1,164
               -          200         200       Consolidated Freightways Corp.                   -       1,575       1,575
           9,200            -       9,200       Consolidated Stores Corp.                  168,475           -     168,475
               -          100         100       Contifinancial Corp.                             -          41          41

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
           3,100            -       3,100       Continental Airlines, Inc., Class B       $125,550           -    $125,550
               -          300         300       Corn Products International, Inc.                -       9,769       9,769
               -          300         300       Cornerstone Realty Income Trust, Inc.            -       3,113       3,113
               -          100         100       CORT Business Services Corp.                     -       2,030       2,030
               -          100         100       Corus Bankshares, Inc.                           -       2,744       2,744
           5,800            -       5,800       Countrywide Credit Industries, Inc.        196,838           -     196,838
               -          400         400       Coventry Health Care, Inc.                       -       2,299       2,299
               -          100         100       CPB, Inc.                                        -       2,475       2,475
               -          200         200       Credit Acceptance Corp.                          -       1,125       1,125
               -          100         100       Crestline Capital Corp.                          -       2,225       2,225
               -          100         100       Cross Timbers Oil Co.                            -       1,112       1,112
               -          200         200       Crown American Realty Trust                      -       1,225       1,225
               -        1,550       1,550       CSG Systems International, Inc.                  -      53,184      53,184
               -          100         100       CSS Industries, Inc.                             -       2,231       2,231
               -          100         100       CT Communication, Inc.                           -       4,813       4,813
               -        2,300       2,300       Cullen/Frost Bankers, Inc.                       -      66,413      66,413
               -          100         100       Cuno, Inc.                                       -       1,999       1,999
               -          400         400       Cypress Semiconductor Corp.                      -      10,225      10,225
               -            0           0       Cyprus Amax Minerals Co.                         -           0           0
               -        2,200       2,200       Cytec Industries, Inc.                           -      56,788      56,788
               -          300         300       D R Horton, Inc.                                 -       3,543       3,543
               -          100         100       Dain Rauscher Corp.                              -       5,369       5,369
               -          100         100       Daisytek International Corp.                     -       1,663       1,663
               -          100         100       Dal-Tile International, Inc.                     -         930         930
               -          100         100       Dan River, Inc., Class A                         -         531         531
               -          100         100       Datascope Corp.                                  -       3,600       3,600
               -          100         100       Del Monte Foods Co.                              -       1,394       1,394
               -          100         100       Del Webb Corp.                                   -       2,205       2,205
               1            -           1       Delhaize America, Inc., Class B                 14           -          14
               -          100         100       Delphi Financial Group, Inc., Class A            -       3,200       3,200
               -          100         100       Deltic Timber Corp.                              -       2,243       2,243
               -          100         100       Department 56, Inc.                              -       1,900       1,900
               -          100         100       Detroit Diesel Corp.                             -       1,818       1,818
               -          500         500       Developers Diversified Realty Corp.              -       7,125       7,125
               -           34          34       Devon Energy Corp.                               -       1,321       1,321
               -          100         100       Dexter Corp.                                     -       3,506       3,506
               -          100         100       Diagnostic Products Corp.                        -       2,325       2,325
               -          100         100       Dime Community Bancshares                        -       2,019       2,019
               -          300         300       DIMON, Inc.                                      -       1,050       1,050
               -          100         100       Discount Auto Parts, Inc.                        -       1,425       1,425
               -          200         200       Dollar Thrifty Automotive Group, Inc.            -       3,375       3,375
               -          200         200       Donaldson Co., Inc.                              -       4,650       4,650
               -          100         100       Donna Karan International, Inc.                  -         838         838
               -          100         100       Doral Financial Corp.                            -       1,281       1,281
               -          100         100       Downey Financial Corp.                           -       2,213       2,213
               -          100         100       Dress Barn, Inc.                                 -       1,778       1,778
               -           38          38       Duke-Weeks Realty Corp.                          -         746         746
           6,700            -       6,700       Dunn & Bradstreet Corp.                    196,813           -     196,813
               -          100         100       Dura Automotive System, Inc.                     -       1,875       1,875
               -        4,500       4,500       Dura Pharmaceuticals, Inc.                       -      57,516      57,516
               -          100         100       DVI, Inc.                                        -       1,350       1,350
           4,900            -       4,900       Dynegy, Inc.                               112,088           -     112,088

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -            -           -       Eagle Geophysical, Inc.                          -           -           -
               -        2,200       2,200       Earthgrains Co.                                  -     $50,188    $ 50,188
               -          100         100       Earthshell Corp.                                 -         344         344
               -          100         100       East West Bancorp, Inc.                          -       1,238       1,238
               -          200         200       Eastern Enterprises                              -      10,225      10,225
               -          200         200       Eastern Utilities Associates                     -       6,050       6,050
               -          100         100       EastGroup Properties, Inc.                       -       1,831       1,831
           1,000            -       1,000       Eaton Corp.                                 75,250           -      75,250
               -          300         300       EEX Corp.                                        -       1,106       1,106
               -          500         500       El Paso Electric Co.                             -       4,563       4,563
               -          100         100       Electro Rent Corp.                               -       1,200       1,200
               -          100         100       Electroglas, Inc.                                -       2,759       2,759
               -          125         125       EMC Corp.                                        -       9,125       9,125
               -          100         100       EMCOR Group, Inc.                                -       1,875       1,875
               -          100         100       Empire District Electric Co.                     -       2,463       2,463
               -          200         200       Energen Corp.                                    -       3,700       3,700
           5,400            -       5,400       Engelhard Corp.                             95,175           -      95,175
               -          200         200       Enhance Financial Services Group, Inc.           -       3,650       3,650
               -          100         100       Entertainment Properties Trust                   -       1,406       1,406
               -          300         300       Equitable Resources, Inc.                        -      10,950      10,950
               -          300         300       Equity Inns, Inc.                                -       2,250       2,250
               -          200         200       ESS Technology, Inc.                             -       2,638       2,638
               -          100         100       Essex Property Trust, Inc.                       -       3,256       3,256
               -          100         100       Esterline Technologies Corp.                     -       1,375       1,375
               -          500         500       Ethyl Corp.                                      -       2,063       2,063
               -          100         100       E'Town Corp.                                     -       4,606       4,606
               -          100         100       Exar Corp.                                       -       3,613       3,613
               -          200         200       Exide Corp.                                      -       1,775       1,775
               -          300         300       Extended Stay America, Inc.                      -       2,493       2,493
               -          105         105       F&M Bank Corp.                                   -       2,638       2,638
               -          103         103       F&M National Corp.                               -       3,090       3,090
               -          200         200       Fairchild Corp., Class A                         -       1,624       1,624
               -          100         100       Family Golf Centers, Inc.                        -         163         163
               -          100         100       FBL Financial Group, Inc., Class A               -       1,831       1,831
               -          100         100       FCNB Corp.                                       -       1,800       1,800
               -          200         200       Fedders USA, Inc.                                -       1,238       1,238
               -          200         200       Federal Reality Investment Trust                 -       3,638       3,638
               -          100         100       Ferro Corp.                                      -       2,038       2,038
               -          200         200       Fidelity National Financial, Inc.                -       3,138       3,138
               -          100         100       Finish Line, Inc.                                -         691         691
           4,600            -       4,600       Finova Group, Inc.                         202,688           -     202,688
               -          400         400       First American Financial Corp., Class A          -       5,925       5,925
               -          100         100       First Busey Corp.                                -       2,350       2,350
               -          100         100       First Charter Corp.                              -       1,900       1,900
               -          200         200       First Commonwealth Financial Corp.               -       5,675       5,675
               -          100         100       First Federal Capital Corp.                      -       1,575       1,575
               -          110         110       First Financial Bankshares                       -       3,740       3,740
               -          100         100       First Financial Corp.                            -       3,519       3,519
               -        1,300       1,300       First Financial Holdings, Inc.                   -      24,294      24,294
               -          100         100       First Health Group Corp.                         -       2,325       2,325
               -          100         100       First Indiana Corp.                              -       2,450       2,450
               -          300         300       First Industrial Realty Trust, Inc.              -       7,406       7,406

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       First Liberty Financial Corp.                    -     $ 3,113    $  3,113
               -          100         100       First Merchants Corp.                            -       2,324       2,324
               -          200         200       First Midwest Bancorp, Inc.                      -       8,175       8,175
               -          100         100       First Republic Bank                              -       2,500       2,500
               -          300         300       First Sentinel Bancorp, Inc.                     -       2,456       2,456
               -          200         200       First United Bancshares, Inc.                    -       3,213       3,213
               -          100         100       First Washington Bancorp, Inc.                   -       1,700       1,700
               -          100         100       First Washington Realty Trust, Inc.              -       2,044       2,044
               -          200         200       FirstFed Financial Corp.                         -       3,200       3,200
               -          100         100       Fisher Scientific International, Inc.            -       2,481       2,481
           3,100            -       3,100       Fleet Financial Group, Inc.                135,238           -     135,238
               -          200         200       Fleetwood Enterprises, Inc.                      -       4,363       4,363
               -          300         300       Fleming Companies, Inc.                          -       3,580       3,580
               -          200         200       Florida East Coast Industries, Inc.              -       7,450       7,450
               -          300         300       Florida Panthers Holdings, Inc.                  -       2,906       2,906
               -          300         300       Flowserve Corp.                                  -       5,063       5,063
               -          110         110       FNB Corp.                                        -       2,819       2,819
               -          100         100       Footstar, Inc.                                   -       3,500       3,500
               -          100         100       Foremost Corp. of America                        -       2,825       2,825
           4,800            -       4,800       Fort James Corp.                           126,300           -     126,300
               -          300         300       Foster Wheeler Corp.                             -       3,375       3,375
               -          100         100       Franchise Mortgage Acceptance Co.                -         763         763
               -          100         100       Franklin Covey Co.                               -         806         806
               -          100         100       Freedom Securities Corp.                         -       1,488       1,488
               -          200         200       Fritz Companies, Inc.                            -       2,238       2,238
               -          100         100       Frontier Airlines, Inc.                          -         994         994
               -          200         200       Frontier Insurance Group, Inc.                   -       1,775       1,775
               -          100         100       FSI International, Inc.                          -         800         800
               -          100         100       Furniture Brands International, Inc.             -       1,938       1,938
               -          200         200       Gables Residential Trust                         -       4,838       4,838
           4,900            -       4,900       Galileo International, Inc.                147,306           -     147,306
               -        1,050       1,050       Gallagher, Arthur J & Co.                        -      54,338      54,338
               -          100         100       Gardner Denver, Inc.                             -       1,206       1,206
               -          200         200       Gaylord Container Corp., Class A                 -       1,124       1,124
               -          100         100       Gaylord Entertainment Co.                        -       3,256       3,256
               -           85          85       GBC Bancorp                                      -       1,737       1,737
               -          300         300       Gencorp, Inc.                                    -       3,413       3,413
               -          100         100       General Cable Corp.                              -         738         738
               -          100         100       General Cigar Holdings, Inc.                     -         575         575
               -          300         300       General Communication, Inc.                      -       1,463       1,463
           4,100            -       4,100       General Dynamics Corp.                     227,294           -     227,294
           3,200            -       3,200       General Motors Corp., Class H              233,000           -     233,000
               -          100         100       Genlyte Group, Inc.                              -       2,231       2,231
               -          100         100       Gentek, Inc.                                     -         881         881
           3,500            -       3,500       Genzyme-Molecular Oncology                 133,875           -     133,875
               -          100         100       Geon Co.                                         -       2,625       2,625
               -          100         100       Georgia Gulf Corp.                               -       2,156       2,156
               -          100         100       Gerber Scientific, Inc.                          -       1,888       1,888
               -          100         100       Giant Cement Holding, Inc.                       -       1,913       1,913
               -        2,600       2,600       Gibraltar Steel Corp.                            -      63,538      63,538
               -          200         200       Glatfelter, P.H. Co.                             -       2,925       2,925
               -          500         500       Glenayre Technologies, Inc.                      -       1,484       1,484

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          200         200       Glenborough Realty Trust, Inc                    -     $ 2,613    $  2,613
               -          200         200       Glimcher Realty Trust                            -       2,963       2,963
           3,400            -       3,400       Global Crossing, Ltd.                      117,725           -     117,725
               -          200         200       Global Industrial Technologies, Inc.             -       2,449       2,449
               -          100         100       Global Industries, Inc.                          -         800         800
               -          100         100       Golf Trust of America, Inc.                      -       1,794       1,794
               -          100         100       Goodys Family Clothing, Inc.                     -       1,013       1,013
          11,100            -      11,100       Grace, W.R. & Co.                          165,806           -     165,806
               -          200         200       Grace, W.R. & Co.                                -       2,988       2,988
               -          110         110       Grand Premier Financial, Inc.                    -       1,760       1,760
               -          100         100       Grand Union Co.                                  -       1,250       1,250
               -        1,800       1,800       Granite Construction, Inc.                       -      37,238      37,238
               -          100         100       Gray Communications Systems, Inc.                -       1,800       1,800
               -        1,400       1,400       Great Atlantic & Pacific Tea Co.                 -      39,987      39,987
               -          100         100       Great Lakes REIT, Inc.                           -       1,444       1,444
               -        1,800       1,800       Greater Bay Bancorp                              -      66,150      66,150
               -          100         100       Greif Brothers Corp., Class A                    -       2,850       2,850
               -        1,100       1,100       Grey Wolf, Inc.                                  -       2,888       2,888
               -          300         300       Griffon Corp.                                    -       2,213       2,213
               -          100         100       Group Maintenance America Corp.                  -         963         963
               -          100         100       GT Interactive Software Corp.                    -         275         275
               -          200         200       GTECH Holdings Corp.                             -       4,025       4,025
               -          100         100       Guarantee Life Co., Inc.                         -       3,105       3,105
               -          100         100       Guilford Mills, Inc.                             -         881         881
               -          200         200       Guilford Pharmaceuticals, Inc.                   -       3,150       3,150
               -          200         200       Gymboree Corp.                                   -       1,288       1,288
               -          100         100       H.B. Fuller Co.                                  -       5,475       5,475
               -          100         100       Hadco Corp.                                      -       3,675       3,675
               -          100         100       Haemonetics Corp.                                -       1,868       1,868
               -          100         100       Halter Marine Group, Inc.                        -         544         544
               -          100         100       Hancock Holding Co.                              -       3,950       3,950
               -          200         200       Handleman Co.                                    -       3,225       3,225
               -          400         400       Hanna, M.A. Co.                                  -       4,275       4,275
               -          100         100       Harbor Florida Bancshares, Inc.                  -       1,256       1,256
           3,000            -       3,000       Harcourt General, Inc.                     115,500           -     115,500
               -        1,000       1,000       Harken Energy Corp.                              -       1,000       1,000
               -          200         200       Harland, John H. Co.                             -       3,800       3,800
               -          100         100       Harleysville Group, Inc.                         -       1,706       1,706
               -          105         105       Harleysville National Corp.                      -       3,504       3,504
               -          100         100       Harman International Industries, Inc.            -       4,088       4,088
               -          300         300       Harnischfeger Industries, Inc.                   -         338         338
               -          100         100       Harris Financial, Inc.                           -       1,063       1,063
               -          300         300       Harsco Corp.                                     -       8,831       8,831
               -          100         100       Haverty Furniture Companies, Inc.                -       1,375       1,375
               -          200         200       Hawaiian Electric Industries, Inc.               -       6,763       6,763
               -          300         300       HCC Insurance Holdings, Inc.                     -       3,375       3,375
               -          100         100       Health Care Property Investors, Inc.             -       2,625       2,625
               -          200         200       Health Care REIT, Inc.                           -       3,575       3,575
               -          300         300       Healthcare Realty Trust, Inc.                    -       5,775       5,775
               -          100         100       Heartland Express, Inc.                          -       1,356       1,356
               -          400         400       Heilig-Meyers Co.                                -       1,750       1,750
               -          400         400       Helmerich & Payne, Inc.                          -       9,525       9,525

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Herbalife International, Inc., Class A           -     $ 1,475     $ 1,475
               -          100         100       Hexcel Corp.                                     -         538         538
               -          200         200       Hollywood Park, Inc.                             -       3,463       3,463
               -        1,250       1,250       Home Properties of New York, Inc.                -      33,359      33,359
               -          300         300       Homebase, Inc.                                   -       1,144       1,144
               -        2,600       2,600       Horace Mann Educators Corp.                      -      73,288      73,288
               -          400         400       Hospitality Properties Trust                     -       8,450       8,450
               -          100         100       Houston Exploration Co.                          -       1,956       1,956
               -          100         100       HS Resources, Inc.                               -       1,563       1,563
               -          100         100       Hub Group, Inc., Class A                         -       1,900       1,900
               -          100         100       Hudson River Bankcorp.                           -       1,106       1,106
               -          200         200       Hughes Supply, Inc.                              -       4,338       4,338
               -          400         400       Hussmann International, Inc.                     -       6,400       6,400
               -          100         100       Hutchinson Technology, Inc.                      -       2,549       2,549
               -          100         100       Hypercom Corp.                                   -         799         799
               -          300         300       Idacorp, Inc.                                    -       9,056       9,056
               -          200         200       IDEX Corp.                                       -       4,925       4,925
               -          300         300       Imation Corp.                                    -       9,206       9,206
               -          100         100       IMCO Recycling, Inc.                             -       1,462       1,462
               -        3,250       3,250       Imperial Bancorp                                 -      80,641      80,641
               -          200         200       Imperial Credit Commercial Mortgage
                                                  Inv. Corp.                                     -       2,175       2,175
               -          200         200       Imperial Credit Industries, Inc.                 -       1,075       1,075
               -          200         200       Imperial Sugar Co.                               -       1,063       1,063
               -          200         200       In Focus Systems, Inc.                           -       3,963       3,963
               -          300         300       Inacom Corp.                                     -       1,444       1,444
               -          600         600       Independence Community Bank                      -       7,163       7,163
               -          100         100       Independent Bank Corp.                           -       1,338       1,338
               -          200         200       Indiana Energy, Inc.                             -       4,038       4,038
          11,000            -      11,000       Indymac Mortgage Holdings, Inc.            153,313           -     153,313
               -          500         500       Indymac Mortgage Holdings, Inc.                  -       6,969       6,969
               -          200         200       Information Resources, Inc.                      -       2,125       2,125
               -          100         100       Ingles Markets, Inc., Class A                    -       1,294       1,294
               -          300         300       Innkeepers USA Trust                             -       2,588       2,588
               -          400         400       Input/Output, Inc.                               -       2,100       2,100
               -          100         100       Insignia Financial Group, Inc.                   -         794         794
               -          600         600       Integrated Device Technology, Inc.               -      12,338      12,338
               -          100         100       Integrated Electrical Services, Inc.             -       1,088       1,088
               -          400         400       Integrated Health Services, Inc.                 -         113         113
               -          300         300       Interface, Inc., Class A                         -       1,219       1,219
               -          400         400       Intergraph Corp.                                 -       1,550       1,550
               -          290         290       Interim Services, Inc.                           -       4,766       4,766
               -          200         200       Intermet Corp.                                   -       2,025       2,025
               -          100         100       International Bancshares Corp.                   -       4,538       4,538
               -          100         100       International Home Foods, Inc.                   -       1,913       1,913
               -          100         100       International Multifoods Corp.                   -       2,113       2,113
               -          200         200       International Rectifier Corp.                    -       3,888       3,888
               -          100         100       International Specialty Products, Inc.           -         756         756
               -          100         100       Interpool, Inc.                                  -         763         763
               -          100         100       Intertan, Inc.                                   -       2,250       2,250
               -          100         100       InterWest Bancorp, Inc.                          -       1,850       1,850
               -          200         200       Invacare Corp.                                   -       4,175       4,175
               -        1,600       1,600       Investors Financial Services Corp.               -      59,200      59,200

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Ionics, Inc.                                     -     $ 2,950    $  2,950
               -          100         100       IRI International Corp.                          -         400         400
               -          300         300       IRT Property Co.                                 -       2,531       2,531
               -          200         200       IT Group, Inc.                                   -       1,975       1,975
               -          100         100       ITI Technologies, Inc.                           -       2,713       2,713
               -          200         200       Ivex Packaging Corp.                             -       1,888       1,888
               -          100         100       J & J Snack Foods Corp.                          -       1,925       1,925
               -          200         200       J.B. Hunt Transport Services                     -       2,575       2,575
               -          100         100       Jacobs Engineering Group, Inc.                   -       3,550       3,550
               -          100         100       JDA Software Group, Inc.                         -         900         900
               -          300         300       JDN Reality Corp.                                -       5,719       5,719
               -          100         100       JeffBanks, Inc.                                  -       2,969       2,969
               -          200         200       Jefferies Group, Inc.                            -       4,263       4,263
               -          100         100       JLG Industries, Inc.                             -       1,281       1,281
               -          100         100       Jo-ann Stores, Inc.                              -       1,394       1,394
               -          100         100       Jostens, Inc.                                    -       2,113       2,113
               -          100         100       Journal Register Co.                             -       1,419       1,419
               -          100         100       JP Realty, Inc.                                  -       1,713       1,713
               -          100         100       JSB Financial, Inc.                              -       6,013       6,013
               -            5           5       Juno Lighting, Inc.                              -          53          53
               -          100         100       Just For Feet, Inc.                              -         137         137
               -          100         100       Justin Industries, Inc.                          -       1,399       1,399
               -          200         200       Kaiser Aluminum Corp.                            -       1,288       1,288
               -          200         200       Kaman Corp., Class A                             -       2,200       2,200
               -          100         100       Kansas City Life Insurance Co.                   -       3,888       3,888
           3,300            -       3,300       Kansas City Southern Industries            156,544           -     156,544
               -          300         300       Kaufman & Broad Home Corp.                       -       6,019       6,019
               -          100         100       Kaydon Corp.                                     -       2,481       2,481
               -          200         200       Kellwood Co.                                     -       3,538       3,538
               -          100         100       Kelly Services, Inc., Class A                    -       2,930       2,930
               -          300         300       Kemet Corp.                                      -       9,591       9,591
               -          200         200       Kennametal, Inc.                                 -       5,750       5,750
               -          200         200       Kent Electronics Corp.                           -       3,888       3,888
               -          600         600       Key Energy Services, Inc.                        -       2,699       2,699
               -          200         200       Kilroy Realty Corp.                              -       3,838       3,838
               -          300         300       Kimball International, Inc., Class B             -       4,800       4,800
               -        1,250       1,250       King Pharmaceuticals, Inc.                       -      37,812      37,812
           3,200            -       3,200       KN Energy, Inc.                             64,400           -      64,400
               -          200         200       Koger Equity, Inc.                               -       3,100       3,100
               -          500         500       Komag, Inc.                                      -         827         827
               -          200         200       Konover Property Trust, Inc.                     -       1,275       1,275
               -        1,100       1,100       Korn/Ferry International, Inc.                   -      24,475      24,475
               -          200         200       Kulicke & Soffa Industries, Inc.                 -       5,888       5,888
               -        1,500       1,500       L-3 Communications Holdings, Inc.                -      63,281      63,281
               -          500         500       Laboratory Corp. of America Holdings             -       1,500       1,500
               -          100         100       Laclede Gas Co.                                  -       2,131       2,131
               -          100         100       LAM Research Corp.                               -       8,444       8,444
               -          100         100       Lance, Inc.                                      -       1,206       1,206
               -          100         100       LandAmerica Financial Group, Inc.                -       1,856       1,856
               -          200         200       Landry Seafood Restaurants, Inc.                 -       1,500       1,500
               -          100         100       LaSalle Hotel Properties                         -       1,256       1,256
               -          300         300       La-Z-Boy Chair Co.                               -       5,475       5,475

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
           6,100            -       6,100       Lear Corp.                                $205,875           -    $205,875
               -          100         100       Learn2.com, Inc.                                 -         303         303
               -          950         950       Legg Mason, Inc.                                 -      34,556      34,556
               -          400         400       Lennar Corp.                                     -       6,575       6,575
               -          300         300       Leucadia National Corp.                          -       7,031       7,031
               -          100         100       Lexington Corp. Propertries, Inc.                -       1,088       1,088
             500            -         500       Lexmark International Group                 39,031           -      39,031
               -          100         100       Libbey, Inc.                                     -       2,650       2,650
               -          100         100       Liberty Corp.                                    -       4,806       4,806
               -          100         100       Liberty Financial Companies                      -       2,406       2,406
               -          100         100       Lifepoint Hospitals, Inc.                        -       1,181       1,181
               -          200         200       Lilly Industries, Inc., Class A                  -       2,688       2,688
               -          200         200       Lincoln Electric Holdings, Inc.                  -       4,475       4,475
               -          200         200       LNR Property Corp.                               -       3,875       3,875
               -          200         200       Local Financial Corp.                            -       1,850       1,850
               -          200         200       Lodgian, Inc.                                    -         963         963
               -          100         100       Loews Cineplex Entertainment Corp.               -         681         681
               -          300         300       Lone Star Steakhouse  Saloon, Inc.               -       2,400       2,400
               -          100         100       Lone Star Technologies, Inc.                     -       2,094       2,094
               -          400         400       Longview Fibre Co.                               -       4,550       4,550
               -          200         200       Louis Dreyfus Natural Gas Corp.                  -       4,000       4,000
               -          200         200       LTC Properties, Inc.                             -       2,125       2,125
               -          700         700       LTV Corp.                                        -       2,538       2,538
               -          200         200       Luby's, Inc.                                     -       2,375       2,375
               -          100         100       Lydall, Inc.                                     -         738         738
           6,600            -       6,600       Lyondell Chemical Co.                       80,025           -      80,025
               -          200         200       M.D.C. Holdings, Inc.                            -       3,125       3,125
               -          100         100       M.S. Carriers, Inc.                              -       2,825       2,825
               -          200         200       Macerich Co.                                     -       4,000       4,000
               -          100         100       Madison Gas & Electric Co.                       -       2,088       2,088
               -          200         200       MAF Bancorp, Inc.                                -       4,313       4,313
               -          300         300       Magellan Health Services, Inc.                   -       1,819       1,819
               -          200         200       MagnaTek, Inc.                                   -       1,375       1,375
               -          100         100       Manufactured Home Communities, Inc.              -       2,331       2,331
               -          100         100       Manugistics Group, Inc.                          -       1,150       1,150
               -          200         200       Marcus Corp.                                     -       2,813       2,813
               -        3,300       3,300       Marine Drilling Companies, Inc.                  -      53,419      53,419
               -          400         400       Mark IV Industries, Inc.                         -       7,700       7,700
               -          100         100       Marshall Industries                              -       3,900       3,900
               -          200         200       Mascotech, Inc.                                  -       2,913       2,913
               -          300         300       Matria Healthcare, Inc.                          -       1,209       1,209
               -          100         100       Maverick Tube Corp.                              -       1,850       1,850
               -          100         100       Maxxim Med, Inc.                                 -       2,400       2,400
           2,800            -       2,800       Maytag Corp.                               112,174           -     112,174
               -        1,550       1,550       McClatchy Co., Class A                           -      60,838      60,838
           6,200            -       6,200       McDermott International, Inc.              112,375           -     112,375
               -          100         100       McMoRan Exploration Co.                          -       2,238       2,238
               -        2,750       2,750       MDU Resources Group, Inc.                        -      64,280      64,280
               -          800         800       Media General, Inc., Class A                     -      43,700      43,700
               -          210         210       Medical Assurance, Inc.                          -       4,909       4,909
               -          300         300       MEMC Electronic Materials, Inc.                  -       4,275       4,275
               -          300         300       Mentor Graphics Corp.                            -       2,419       2,419

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          700         700       Merisel, Inc.                                    -     $   941     $   941
               -          400         400       Meristar Hospitality Corp.                       -       6,425       6,425
               -          100         100       Merrill Corp.                                    -       2,063       2,063
               -          200         200       Mesa Airlines, Inc.                              -       1,125       1,125
               -          200         200       Metals USA, Inc.                                 -       1,488       1,488
               -          100         100       Methode Electronics, Inc., Class A               -       1,600       1,600
               -          117         117       Metromedia Fiber Network, Inc.                   -       3,868       3,868
               -          400         400       Metromedia International Group, Inc.             -       1,475       1,475
               -          100         100       MGI Properties, Inc.                             -         969         969
               -          100         100       Michael Foods, Inc.                              -       2,550       2,550
               -        2,050       2,050       Michaels Stores, Inc.                            -      68,803      68,803
               -          200         200       Micro Warehouse, Inc.                            -       2,425       2,425
               -          200         200       Mid Atlantic Med Services, Inc.                  -       1,088       1,088
               -          100         100       Mid State Bancshares                             -       3,400       3,400
               -          100         100       Mid-America Apt. Communities, Inc.               -       2,213       2,213
               -          100         100       Mid-America Bancorp                              -       2,988       2,988
               -          100         100       Midwest Express Holdings, Inc.                   -       2,931       2,931
               -          100         100       Mikasa, Inc.                                     -       1,144       1,144
               -          300         300       Milacron, Inc.                                   -       4,930       4,930
               -          200         200       Miller Industries, Inc.                          -         488         488
               -          100         100       Minerals Technologies, Inc.                      -       4,313       4,313
           6,200            -       6,200       Mirage Resorts, Inc.                        90,288           -      90,288
               -          200         200       Mississippi Chemical Corp.                       -       1,112       1,112
               -          200         200       Mitchell Energy & Development Corp.,
                                                  Class A                                        -       4,775       4,775
               -          100         100       MMI Companies, Inc.                              -         819         819
               -          100         100       Modine Manufacturing Co.                         -       2,488       2,488
               -          100         100       Mondavi, Robert Corp., Class A                   -       3,612       3,612
               -          400         400       Mony Group, Inc.                                 -      12,600      12,600
               -          100         100       Morgan Keegan, Inc.                              -       1,788       1,788
               -          300         300       Morrison Knudsen Corp.                           -       2,738       2,738
               -          100         100       Motivepower Industries, Inc.                     -       1,194       1,194
               -          200         200       MRV Communications, Inc.                         -       4,338       4,338
               -          200         200       MTS Systems Corp.                                -       2,025       2,025
               -          200         200       Mueller Industries, Inc.                         -       6,388       6,388
               -          110         110       Myers Industries, Inc.                           -       1,547       1,547
               -          100         100       NACCO Industries, Inc., Class A                  -       4,637       4,637
               -          100         100       National Bancorp of Alaska, Inc.                 -       2,600       2,600
               -          100         100       National City Bancshares, Inc.                   -       2,800       2,800
               -          900         900       National Computer Systems, Inc.                  -      34,031      34,031
               -          100         100       National Equipment Services, Inc.                -       1,056       1,056
               -          200         200       National Health Investors, Inc.                  -       3,025       3,025
               -          100         100       National Penn Bancshares, Inc.                   -       2,631       2,631
               -          100         100       National Presto Industries, Inc.                 -       3,700       3,700
               -          100         100       National Processing, Inc.                        -         869         869
           1,500            -       1,500       National Semiconductor Corp.                44,906           -      44,906
               -          100         100       National Steel Corp., Class B                    -         600         600
               -          400         400       National-Oilwell, Inc.                           -       5,425       5,425
               -          200         200       Nationsrent, Inc.                                -       1,275       1,275
               -          300         300       Nationwide Health Properties, Inc.               -       4,969       4,969
               -          200         200       Nautica Enterprises, Inc.                        -       3,013       3,013
           2,000            -       2,000       Navistar International Corp.                83,375           -      83,375
               -          105         105       NBT Bancorp, Inc.                                -       1,962       1,962

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          400         400       NBTY, Inc.                                       -     $ 3,225     $ 3,225
               -          100         100       NCI Building Systems, Inc.                       -       1,581       1,581
               -          100         100       NCS HealthCare, Inc., Class A                    -         297         297
             904            -         904       Neiman Marcus Group, Inc., Class B          19,377           -      19,377
               -          200         200       Network Equipment Technologies, Inc.             -       2,037       2,037
               -          100         100       Neurogen Corp.                                   -       1,600       1,600
               -          100         100       New Century Financial Corp.                      -       1,369       1,369
               -          100         100       New Jersey Resources Corp.                       -       4,069       4,069
               -          100         100       Newfield Exploration Co.                         -       2,944       2,944
           4,900            -       4,900       News Corp., Ltd. - ADR                     135,056           -     135,056
               -          100         100       Niagara Bancorp, Inc.                            -       1,056       1,056
           7,400            -       7,400       Niagara Mohawk Holdings, Inc.              117,475           -     117,475
               -          100         100       Nichols Research Corp.                           -       2,856       2,856
               -          100         100       NL Industries, Inc.                              -       1,156       1,156
           2,300            -       2,300       Noble Drilling Corp.                        51,031           -      51,031
               -          100         100       Nordson Corp.                                    -       4,431       4,431
               -        1,250       1,250       Nortek, Inc.                                     -      38,281      38,281
               -          100         100       Northwest Bancorp, Inc.                          -         819         819
               -          200         200       Northwest Natural Gas Co.                        -       5,175       5,175
               -        1,750       1,750       Northwestern Corp.                               -      39,922      39,922
               -           67          67       Nstar                                            -       2,550       2,550
               -        1,850       1,850       Nuevo Energy Co.                                 -      26,247      26,247
               -          100         100       NUI Corp.                                        -       2,481       2,481
               -          300         300       Oakwood Homes Corp.                              -         881         881
               -          100         100       Oceaneering International, Inc.                  -       1,356       1,356
               -          100         100       OceanFirst Financial Corp.                       -       1,788       1,788
               -          100         100       Octel Corp.                                      -       1,225       1,225
               -          200         200       Ocwen Financial Corp.                            -       1,338       1,338
               -          100         100       OEA, Inc.                                        -         688         688
               -          700         700       OfficeMax, Inc.                                  -       3,544       3,544
               -          200         200       Offshore Logistics, Inc.                         -       1,850       1,850
               -          300         300       Ogden Corp.                                      -       2,718       2,718
               -          500         500       Ohio Casualty Corp.                              -       8,344       8,344
               -          300         300       Olin Corp.                                       -       4,144       4,144
               -          500         500       Olsten Corp.                                     -       5,031       5,031
               -          200         200       OM Group, Inc.                                   -       7,500       7,500
               -          100         100       Omega Financial Corp.                            -       3,225       3,225
               -          100         100       Omega Healthcare Investors, Inc.                 -       1,981       1,981
               -          300         300       OMNOVA Solutions                                 -       2,100       2,100
               -          100         100       On Command Corp.                                 -       1,718       1,718
               -          300         300       One Valley Bancorp, Inc.                         -      10,950      10,950
               -          200         200       ONEOK, Inc.                                      -       5,838       5,838
               -          100         100       Orbital Sciences Corp.                           -       1,475       1,475
               -          200         200       Oregon Steel Mills, Inc.                         -       1,688       1,688
               -          400         400       Orion Capital Corp.                              -      19,550      19,550
               -          100         100       O'Sullivan Industries Holdings, Inc.             -       1,550       1,550
               -          100         100       Otter Tail Power Co.                             -       4,200       4,200
               -          200         200       Overseas Shipholding Group, Inc.                 -       2,575       2,575
               -        3,800       3,800       Owens & Minor, Inc.                              -      35,625      35,625
               -          100         100       Oxford Industries, Inc.                          -       2,150       2,150
               -          100         100       Pacific Gulf Properties, Inc.                    -       2,025       2,025
               -          100         100       Paging Network, Inc.                             -          94          94

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Pan Pacific Retail Properties, Inc.              -     $ 1,825    $  1,825
          10,100            -      10,100       Parametric Technology Corp.                192,531           -     192,531
               -          100         100       Park Electrochemical Corp.                       -       3,488       3,488
               -          500         500       Parker Drilling Co.                              -       1,875       1,875
               -          100         100       Parkway Properties, Inc.                         -       3,063       3,063
               -          300         300       Patterson Energy, Inc.                           -       3,844       3,844
               -          300         300       Paxar Corp.                                      -       2,794       2,794
               -          100         100       P-Com, Inc.                                      -         463         463
               -          200         200       PE Corp. Celera Genomics                         -       7,825       7,825
               -          200         200       Pegasystems, Inc.                                -       1,563       1,563
               -          100         100       Pennsylvania Real Estate Investments Trust       -       1,863       1,863
               -          600         600       Pennzoil-Quaker State Co.                        -       7,088       7,088
               -          100         100       Peoples Holding Company                          -       3,225       3,225
               -          400         400       Pep Boys-Manny, Moe & Jack                       -       5,000       5,000
               -        1,700       1,700       Performance Food Group Co.                       -      46,113      46,113
               -          200         200       Perkinelmer, Inc.                                -       8,163       8,163
               -          500         500       Perrigo Co.                                      -       3,781       3,781
               -          200         200       Personnel Group of America, Inc.                 -       1,338       1,338
               -          200         200       Petco Animal Supplies, Inc.                      -       2,313       2,313
               -          100         100       PFF Bancorp, Inc.                                -       2,038       2,038
               -           72          72       Phelps Dodge Corp.                               -       4,063       4,063
               -          100         100       Philadelphia Consolidated Holding Co.            -       1,450       1,450
               -          300         300       Philadelphia Suburban Corp.                      -       6,900       6,900
               -          200         200       Phillips-Van Heusen Corp.                        -       1,600       1,600
               -          400         400       Phoenix Investment Partners, Ltd.                -       3,375       3,375
               -          100         100       Phoenix Technologies, Ltd.                       -       1,150       1,150
               -          500         500       PhyCor, Inc.                                     -       1,250       1,250
               -          100         100       PICO Holdings, Inc.                              -       1,644       1,644
               -          300         300       Picturetel Corp.                                 -       1,049       1,049
               -          200         200       Piedmont Natural Gas Co., Inc.                   -       6,400       6,400
               -          100         100       Pier 1 Imports, Inc.                             -         593         593
               -          100         100       Pillowtex Corp.                                  -         338         338
               -          200         200       Pinnacle Holdings, Inc.                          -       4,800       4,800
               -          700         700       Pioneer Natural Resources Corp.                  -       6,563       6,563
               -          200         200       Pioneer-Standard Electronics, Inc.               -       2,613       2,613
               -          100         100       Pittston Bax Group                               -         738         738
               -          300         300       Pittston Brink's Group                           -       5,756       5,756
               -          100         100       Pittway Corp., Class A                           -       3,300       3,300
               -          200         200       Players International, Inc.                      -       1,475       1,475
               -          100         100       Playtex Products, Inc.                           -       1,200       1,200
               -          100         100       Pma Capital Corp.                                -       2,000       2,000
               -          300         300       Polaroid Corp.                                   -       6,693       6,693
               -          200         200       Polymer Group, Inc.                              -       3,913       3,913
               -          200         200       Pool Energy Services Co.                         -       4,363       4,363
               -        1,650       1,650       Potlatch Corp.                                   -      69,609      69,609
           3,500            -       3,500       Praxair, Inc.                              163,625           -     163,625
               -          200         200       Precision Castparts Corp.                        -       5,900       5,900
               -          100         100       Premier National Bancorp, Inc.                   -       1,838       1,838
               -          100         100       Premier Technologies, Inc.                       -         550         550
               -          100         100       Premisys Communications, Inc.                    -         969         969
               -          300         300       Prentiss Properties Trust                        -       6,431       6,431
               -          200         200       Presidential Life Corp.                          -       3,675       3,675

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          400         400       Pride International, Inc.                        -     $ 5,500    $  5,500
               -          200         200       Primark Corp.                                    -       5,075       5,075
               -          100         100       Prime Group Realty Trust                         -       1,438       1,438
               -          400         400       Prime Hospitality Corp.                          -       3,125       3,125
               -          300         300       Prime Retail, Inc.                               -       2,381       2,381
               -          100         100       Primex Technologies, Inc.                        -       2,300       2,300
               -          100         100       Professionals Group, Inc.                        -       2,406       2,406
               -          100         100       Protein Design Labs, Inc.                        -       4,006       4,006
               -        2,560       2,560       Provident Bankshares Corp.                       -      55,120      55,120
               -          200         200       PS Business Parks, Inc.                          -       4,525       4,525
               -          100         100       PSS World Medical, Inc.                          -         775         775
               -          300         300       Public Service Co. of New Mexico                 -       5,363       5,363
               -          200         200       Public Service Co. of North Carolina             -       6,288       6,288
               -          100         100       Pulitzer, Inc.                                   -       4,288       4,288
               -          200         200       Pulte Corp.                                      -       4,025       4,025
               -          100         100       PXRE Corp.                                       -       1,225       1,225
               -          100         100       Quanex Corp.                                     -       2,169       2,169
               -          380         380       Quebecor Printing, Inc.                          -       8,764       8,764
               -          100         100       Queens County Bancorp, Inc.                      -       3,144       3,144
               -          200         200       Quest Diagnostics, Inc.                          -       5,600       5,600
               -          500         500       Quorum Health Group, Inc.                        -       4,000       4,000
               -          300         300       Radian Group, Inc.                               -      15,844      15,844
               -          714         714       Radisys Corp.                                    -      37,842      37,842
               -          270         270       Ralcorp Holdings, Inc.                           -       5,265       5,265
               -          100         100       Rare Medium Group, Inc.                          -       1,475       1,475
               -          100         100       Raymond James Financial, Inc.                    -       2,025       2,025
               -          200         200       Rayonier, Inc.                                   -       8,200       8,200
               -          300         300       Read-Rite Corp.                                  -       1,181       1,181
               -          200         200       Realty Income Corp.                              -       4,500       4,500
               -          300         300       Reckson Associated Realty Corp.                  -       5,550       5,550
               -          100         100       Redwood Trust, Inc.                              -       1,300       1,300
               -          300         300       Reebok International, Ltd.                       -       2,944       2,944
               -          200         200       Regal-Beloit Corp.                               -       4,350       4,350
               -          300         300       Regency Realty Corp.                             -       5,944       5,944
               -          100         100       Regeneron Pharmaceuticals, Inc.                  -         800         800
               -          100         100       Reliance Bancorp, Inc.                           -       4,034       4,034
               -          400         400       Reliance Group Holdings, Inc.                    -       1,425       1,425
               -          150         150       Reliance Steel & Aluminium Co.                   -       3,150       3,150
               -          200         200       Remec, Inc.                                      -       2,088       2,088
               -          300         300       Republic Bancorp, Inc.                           -       3,938       3,938
               -          400         400       Republic Security Financial Co.                  -       3,375       3,375
               -          200         200       Resource America, Inc.                           -       1,450       1,450
               -          200         200       Resource Bancshares Mortgage Group               -       1,125       1,125
           1,700            -       1,700       Reynolds Metals Co.                        102,744           -     102,744
               -          200         200       RFS Hotel Investors, Inc.                        -       2,400       2,400
               -          200         200       RGS Energy Group, Inc.                           -       4,988       4,988
               -        3,150       3,150       Richmond Count Financial Corp.                   -      57,881      57,881
               -          200         200       Riggs National Corp.                             -       3,025       3,025
               -          100         100       Risk Capital Holdings, Inc.                      -       1,306       1,306
               -          100         100       RLI Corp.                                        -       3,331       3,331
               -          100         100       Roadway Express, Inc.                            -       2,088       2,088
               -          100         100       Robbins & Myers, Inc.                            -       1,619       1,619

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Roberts Pharmaceutical Corp.                     -     $ 3,225    $  3,225
               -          100         100       Rock-Tenn Co., Class A                           -       1,525       1,525
               -          100         100       Rogers Corp.                                     -       3,625       3,625
               -          400         400       Rollins Truck Leasing Corp.                      -       3,850       3,850
               -          100         100       Rouge Industries, Inc., Class A                  -         563         563
               -          100         100       RPC, Inc.                                        -         694         694
               -          100         100       RTI International Metals, Inc.                   -         725         725
               -          200         200       Ruddick Corp.                                    -       3,413       3,413
               -          100         100       Russ Berrie and Co., Inc.                        -       1,925       1,925
               -          200         200       Russell Corp.                                    -       3,038       3,038
               -          300         300       Ryan's Family Steak Houses, Inc.                 -       3,141       3,141
               -           61          61       Ryerson Tull, Inc.                               -       1,251       1,251
               -          100         100       Ryland Group, Inc.                               -       2,063       2,063
               -          300         300       S3, Inc.                                         -       3,000       3,000
               -          100         100       Sanderson Farms, Inc.                            -         994         994
               -        2,900       2,900       Santa Fe Snyder Corp.                            -      25,013      25,013
               -          100         100       Sauer, Inc.                                      -       1,294       1,294
               -          100         100       Saul Centers, Inc.                               -       1,419       1,419
               -          100         100       Scholastic Corp.                                 -       4,650       4,650
               -          300         300       Schulman, A., Inc.                               -       4,669       4,669
               -          100         100       Schweitzer-Mauduit, Inc.                         -       1,194       1,194
               -          100         100       Scientific Games Holdings Corp.                  -       1,738       1,738
               -          100         100       SCPIE Holdings, Inc.                             -       3,513       3,513
           2,000            -       2,000       Scripps Co.                                 92,375           -      92,375
               -          200         200       Seacoast Financial Services Co.                  -       2,200       2,200
               -          100         100       SEACOR SMIT, Inc.                                -       4,575       4,575
               -          100         100       Second Bancorp, Inc.                             -       2,550       2,550
               -          300         300       Security Capital Group, Inc.                     -       4,125       4,125
               -          200         200       Seitel, Inc.                                     -       1,588       1,588
               -          100         100       Select Comfort Corp.                             -         563         563
               -          200         200       Selective Insurance Group, Inc.                  -       3,738       3,738
               -          100         100       SEMCO Energy, Inc.                               -       1,406       1,406
               -          400         400       Sensormatic Electronics Corp.                    -       6,050       6,050
               -          100         100       Sequa Corp., Class A                             -       4,925       4,925
               -          200         200       Serologicals Corp.                               -         775         775
           4,600            -       4,600       Sherwin-Williams Co.                       102,925           -     102,925
               -          200         200       ShopKo Stores, Inc.                              -       5,013       5,013
               -          100         100       Shorewood Packaging Corp.                        -       1,269       1,269
               -          200         200       Shurgard Storage Centers, Inc., Class A          -       4,725       4,725
               -          500         500       Sicor, Inc.                                      -       2,375       2,375
               -          200         200       Sierra Health Services, Inc.                     -       1,463       1,463
               -          588         588       Sierra Pacific Resources Corp.                   -      13,230      13,230
               -          200         200       SIG Corp, Inc.                                   -       5,200       5,200
               -          100         100       Silgan Holdings, Inc.                            -       1,538       1,538
               -          100         100       Silicon Valley Bancshares                        -       3,263       3,263
               -          200         200       Silicon Valley Group, Inc.                       -       2,500       2,500
               -          100         100       Simmons First National Corp.                     -       2,975       2,975
               -          100         100       Simpson Industries, Inc.                         -       1,047       1,047
               -          200         200       Sinclair Broadcast Group, Inc.                   -       1,999       1,999
               -          100         100       Sitel Corp.                                      -         450         450
               -          100         100       Skyline Corp.                                    -       2,488       2,488
               -          200         200       SL Green Realty Corp.                            -       3,638       3,638

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
           3,700            -       3,700       SLM Holding Corp.                         $181,069           -    $181,069
               -          100         100       Smart & Final, Inc.                              -         913         913
               -          200         200       Smith, A.O. Corp.                                -       4,850       4,850
               -          100         100       Smithfield Foods, Inc.                           -       2,275       2,275
               -          200         200       Smucker, J.M. Co., Class A                       -       3,975       3,975
               -          200         200       Sola International, Inc.                         -       2,800       2,800
           2,700            -       2,700       Sonera Corp. - ADR                          83,700           -      83,700
               -          100         100       South Jersey Industries, Inc.                    -       2,600       2,600
               -          200         200       Southern Peru Copper Corp.                       -       3,250       3,250
               -          100         100       Southern Union Co.                               -       2,025       2,025
               -          200         200       Southwest Gas Corp.                              -       4,650       4,650
               -          200         200       Southwestern Energy Co.                          -       1,600       1,600
               -          100         100       Sovran Self Storage, Inc.                        -       2,125       2,125
               -           71          71       Speedfam-IPEC, Inc.                              -         785         785
               -          100         100       Spiegel, Inc., Class A                           -       1,450       1,450
               -          100         100       Springs Industries, Inc., Class A                -       3,981       3,981
               -          100         100       SPS Technologies, Inc.                           -       3,100       3,100
           2,100            -       2,100       SPX Corp.                                  177,975           -     177,975
               -          100         100       St Francis Capital Corp.                         -       2,250       2,250
               -          100         100       St. Mary Land & Exploration Co.                  -       2,550       2,550
               -          200         200       Staffmark, Inc.                                  -       1,438       1,438
               -          100         100       StanCorp Financial Group, Inc.                   -       2,538       2,538
               -          100         100       Standard Motor Products, Inc.                    -       1,613       1,613
               -          100         100       Standard Pacific Corp.                           -       1,075       1,075
               -          100         100       Standard Products Co., Class A                   -       3,650       3,650
               -          100         100       Standard Register Co.                            -       2,188       2,188
               -          100         100       Starrett, L.S. Co.                               -       2,399       2,399
               -          100         100       State Auto Financial Corp.                       -       1,150       1,150
               -          300         300       Staten Island Bancorp, Inc.                      -       5,813       5,813
               -          100         100       Stein Mart, Inc.                                 -         663         663
               -          200         200       Stewart & Stevenson Services                     -       2,650       2,650
               -          100         100       Stewart Information Services Corp.               -       1,488       1,488
               -          100         100       Stone & Webster, Inc.                            -       1,550       1,550
               -          100         100       Stoneridge, Inc.                                 -       1,550       1,550
               -          200         200       Storage USA, Inc.                                -       5,825       5,825
               -          100         100       Stride Rite Corp.                                -         656         656
               -          200         200       Sturm, Ruger & Co., Inc.                         -       1,775       1,775
               -          300         300       Suiza Foods Corp.                                -      10,819      10,819
               -          200         200       Summit Properties, Inc.                          -       3,825       3,825
               -          100         100       Sun Communities, Inc.                            -       3,188       3,188
               -          400         400       Sun Healthcare Group, Inc.                       -          40          40
               -          700         700       Sunbeam Corp.                                    -       3,325       3,325
               -          200         200       Sunrise Medical, Inc.                            -       1,125       1,125
               -          300         300       Sunstone Hotel Investors, Inc.                   -       2,869       2,869
               -        4,400       4,400       Sunterra Corp.                                   -      44,000      44,000
               -          200         200       Superior Industries International, Inc.          -       5,338       5,338
               -          100         100       Superior National Insurance Group, Inc.          -       1,200       1,200
               -            2           2       Supervalu, Inc.                                  -          42          42
               -          300         300       Susquehanna Bancshares, Inc.                     -       4,988       4,988
               -          100         100       Swift Energy Co.                                 -       1,038       1,038
               -          600         600       Sybase, Inc.                                     -       8,100       8,100
               -          800         800       Symantec Corp.                                   -      38,200      38,200

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          100         100       Synthetic Industries, Inc.                       -     $ 2,825    $  2,825
               -          300         300       Systemax, Inc.                                   -       2,456       2,456
               -          100         100       T.J. International, Inc.                         -       3,100       3,100
               -          100         100       Talbots, Inc.                                    -       4,706       4,706
               -          300         300       Taubman Centers, Inc.                            -       3,394       3,394
               -          300         300       Tektronix, Inc.                                  -      10,125      10,125
               -        1,600       1,600       Terex Corp.                                      -      42,300      42,300
               -          300         300       Terra Industries, Inc.                           -         355         355
               -          300         300       Tesoro Petroleum Corp.                           -       3,638       3,638
               -        1,800       1,800       Texas Industries, Inc.                           -      64,463      64,463
               -          100         100       Texas Regional Bancshares, Inc., Class A         -       2,794       2,794
               -          100         100       Thermedics, Inc.                                 -         531         531
               -          100         100       ThermoQuest Corp.                                -       1,050       1,050
               -          100         100       Thomas Industries, Inc.                          -       1,788       1,788
               -          200         200       Thornburg Mortgage Asset Corp.                   -       1,800       1,800
               -          400         400       Timken Co.                                       -       7,175       7,175
               -          100         100       Titan International, Inc.                        -         719         719
               -          100         100       Titanium Metals Corp.                            -         600         600
               -          100         100       TNP Enterprises, Inc.                            -       3,988       3,988
               -          200         200       Toll Brothers, Inc.                              -       3,500       3,500
               -          100         100       Toro Co.                                         -       3,587       3,587
           4,100            -       4,100       Tosco Corp.                                103,781           -     103,781
               -          300         300       Tower Automotive, Inc.                           -       4,894       4,894
               -          100         100       Trans World Entertainment Corp.                  -       1,038       1,038
               -          100         100       TransMontaigne, Inc.                             -       1,163       1,163
           3,900            -       3,900       Transocean Offshore, Inc.                  106,031           -     106,031
               -          500         500       Transport World Airlines, Inc.                   -       1,656       1,656
               -          600         600       TranSwitch Corp.                                 -      28,238      28,238
               -          100         100       Trenwick Group, Inc.                             -       2,031       2,031
               -          100         100       Triad Guaranty, Inc.                             -       2,056       2,056
               -          100         100       Triad Hospitals, Inc.                            -         975         975
               -          200         200       TriNet Corporate Realty Trust                    -       4,613       4,613
               -          300         300       Trinity Industries, Inc.                         -       8,944       8,944
               -          100         100       Triumph Group, Inc.                              -       2,406       2,406
               -          100         100       True North Communications, Inc.                  -       4,031       4,031
               -          200         200       Tuboscope, Inc.                                  -       2,225       2,225
               -          200         200       Tupperware Corp.                                 -       3,963       3,963
               -          200         200       Twinlab Corp.                                    -       1,625       1,625
               -          100         100       U S Liquids, Inc.                                -         669         669
               -          100         100       U S Xpress Enterprises, Inc., Class A            -         850         850
               -          100         100       U.S. Bancorp, Inc.                               -       1,325       1,325
               -          100         100       U.S. Home Corp.                                  -       2,800       2,800
               -          100         100       U.S. Restaurant Properties, Inc.                 -       1,600       1,600
               -          300         300       U.S. Trust Corp.                                 -      24,338      24,338
           7,600            -       7,600       UCAR International, Inc.                   148,675           -     148,675
               -          300         300       UCAR International, Inc.                         -       5,869       5,869
               -          300         300       UGI Corp.                                        -       7,200       7,200
               -          300         300       UICI                                             -       7,950       7,950
               -          100         100       Ultratech Stepper, Inc.                          -       1,587       1,587
               -          100         100       UMB Financial Corp.                              -       4,063       4,063
               -          200         200       UniCapital Corp.                                 -         325         325
           2,900            -       2,900       Unicom Corp.                               111,106           -     111,106

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          400         400       Unifi, Inc.                                      -     $ 4,800    $  4,800
               -          100         100       UniFirst Corp.                                   -       1,225       1,225
               -          100         100       Unilab Finance Corp.                             -         569         569
               -          300         300       UniSource Energy Corp.                           -       3,450       3,450
               -          200         200       United Asset Management Corp.                    -       4,150       4,150
               -          200         200       United Auto Group, Inc.                          -       2,338       2,338
               -          200         200       United Community Financial Co.                   -       1,975       1,975
               -          800         800       United Dominion Realty Trust, Inc.               -       8,750       8,750
               -          100         100       United Fire & Casualty Co.                       -       2,231       2,231
               -          100         100       United Illuminating Co.                          -       5,175       5,175
               -          106         106       United National Bancorp                          -       2,425       2,425
               -          100         100       United Retail Group, Inc.                        -       1,000       1,000
               -          200         200       United Stationers, Inc.                          -       5,100       5,100
               -          200         200       United Water Resources, Inc.                     -       6,750       6,750
               -          200         200       Universal Corp.                                  -       4,700       4,700
               -          300         300       Universal Foods Corp.                            -       5,738       5,738
               -          100         100       Universal Forest Products, Inc.                  -       1,450       1,450
               -          300         300       Unova, Inc.                                      -       3,994       3,994
               -          100         100       Urban Shopping Centers, Inc.                     -       2,581       2,581
               -          100         100       URS Corp.                                        -       1,800       1,800
               -          300         300       US Office Products Co.                           -         825         825
               -          200         200       US Oncology, Inc.                                -         894         894
               -          700         700       USEC, Inc.                                       -       6,344       6,344
               -          200         200       USFreightways Corp.                              -       9,063       9,063
               -          300         300       UST Corp.                                        -       9,300       9,300
           5,500            -       5,500       USX-Marathon Group                         160,188           -     160,188
               -          100         100       UTI Energy Corp.                                 -       1,919       1,919
               -          100         100       Vail Resorts, Inc.                               -       2,225       2,225
               -          400         400       Valero Energy Corp.                              -       7,350       7,350
           3,125            -       3,125       Valley National Bancorp                     83,398           -      83,398
               -          100         100       Valmont Industries, Inc.                         -       1,738       1,738
               -          100         100       Value City Department Stores, Inc.               -       1,538       1,538
               -          500         500       Varco International, Inc.                        -       5,281       5,281
               -          200         200       Varian Medical Systems, Inc.                     -       4,213       4,213
               -          100         100       Varian Semiconductor Equipment Assoc., Inc.      -       2,263       2,263
               -          100         100       Varian, Inc.                                     -       1,888       1,888
               -          400         400       Ventas, Inc.                                     -       1,950       1,950
               -          200         200       Veritas DGC, Inc.                                -       2,813       2,813
               -          200         200       Vertex Pharmaceuticals, Inc.                     -       5,725       5,725
               -          100         100       Veterinary Centers of America, Inc.              -       1,175       1,175
               -        1,912       1,912       Vishay Intertechnology, Inc.                     -      46,725      46,725
               -          200         200       Vlasic Foods International, Inc.                 -       1,538       1,538
               -          100         100       Volt Information Sciences, Inc.                  -       1,975       1,975
               -          100         100       W. R. Berkley Corp.                              -       2,294       2,294
           2,000            -       2,000       W. W. Grainger, Inc.                        84,750           -      84,750
               -        2,300       2,300       Wabash National Corp.                            -      36,513      36,513
               -          200         200       Walden Residential Properties, Inc.              -       4,288       4,288
               -          300         300       Wallace Computer Services, Inc.                  -       6,638       6,638
               -          300         300       Walter Industries, Inc.                          -       3,525       3,525
               -          400         400       Washington Federal, Inc.                         -       9,125       9,125
               -          300         300       Washington Gas Light Co.                         -       8,156       8,156
               -          100         100       Watts Industries, Inc., Class A                  -       1,369       1,369

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                                             COMMON STOCK (continued)
               -          200         200       Wausau-Mosinee Paper Corp.                       -     $ 2,525     $  2,525
               -          100         100       Wave Systems Corp.                               -         950          950
               -          300         300       Webster Financial Corp.                          -       8,588        8,588
               -          200         200       Weingarten Realty Investors                      -       7,650        7,650
               -          200         200       Wellman, Inc.                                    -       3,013        3,013
           2,700            -       2,700       Wellpoint Health Networks, Inc.            156,600           -      156,600
               -          200         200       Wellsford Real Properties, Inc.                  -       1,650        1,650
               -        1,700       1,700       Werner Enterprises, Inc.                         -      27,094       27,094
               -          100         100       WesBanco, Inc.                                   -       2,625        2,625
               -          100         100       WESCO International, Inc.                        -         788          788
               -          110         110       West Coast Bancorp                               -       1,519        1,519
               -          100         100       West Marine, Inc.                                -         900          900
               -          100         100       West Pharmaceutical Services, Inc.               -       3,456        3,456
               -          100         100       Westcorp, Inc.                                   -       1,563        1,563
               -          400         400       Western Digitial Corp.                           -       1,275        1,275
               -          100         100       Western Gas Resources, Inc.                      -       1,644        1,644
               -          100         100       Western Properties Trust                         -       1,050        1,050
               -          200         200       Westfield America, Inc.                          -       2,750        2,750
               -        1,950       1,950       Westinghouse Air Brake Co.                       -      35,831       35,831
               -          200         200       Whitney Holding Corp.                            -       7,400        7,400
               -          300         300       WICOR, Inc.                                      -       8,925        8,925
           4,200            -       4,200       Williams Companies, Inc.                   157,500           -      157,500
               -            1           1       Wilshire Financial Services Group                -           2            2
               -          100         100       Windmere Corp.                                   -       1,300        1,300
           2,100            -       2,100       WinStar Communications, Inc.                81,506           -       81,506
               -          300         300       Wisconsin Central Transportation Corp.           -       4,163        4,163
               -          100         100       Wolverine Tube, Inc.                             -       1,375        1,375
               -          300         300       Wolverine World Wide, Inc.                       -       3,075        3,075
               -          100         100       Woodward Governor Co.                            -       2,650        2,650
               -          100         100       Worthington Foods, Inc.                          -       2,369        2,369
               -          600         600       Worthington Industries, Inc.                     -       9,975        9,975
               -          200         200       WPS Resources Corp.                              -       5,775        5,775
               -          100         100       Wyman-Gordon Co.                                 -       1,969        1,969
               -        1,000       1,000       Wyndham International, Inc.                      -       2,875        2,875
               -          100         100       Xtra Corp.                                       -       4,156        4,156
               -          100         100       Yankee Energy Systems, Inc.                      -       4,250        4,250
               -          200         200       Yellow Corp.                                     -       3,400        3,400
               -          100         100       Zapata Corp.                                     -         513          513
               -          100         100       Zenith National Insurance Corp.                  -       2,231        2,231
               -          200         200       Ziff-Davis, Inc.                                 -       2,988        2,988
                                                                                                         -----        -----
                                             TOTAL COMMON STOCK                         $8,692,127  $5,418,938  $14,111,065
                                                                                        ----------  ----------  -----------
                                             (Cost $9,030,848, $5,683,644 and $14,714,492 respectively)

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                           MARKET VALUE
-----------------------------------------                                                ---------------------------------
       AGSPC2         AGSPC2                                                               AGSPC2      AGSPC2
      Mid Cap       Small Cap                                                             Mid Cap     Small Cap
     Value Fund     Value Fund   Combined                                                Value Fund  Value Fund   Combined
     ----------     ----------   --------                                                ----------  ----------   --------
                  Principal                                                                             Value
-----------------------------------------                                                ---------------------------------
                                          SHORT TERM INVESTMENTS
                                          REPURCHASE AGREEMENTS
                                           State Street Bank Repurchase Agreement,
                                              5.15% dated 10/31/99, to be
                                              repurchased at $594,255 on 11/01/99,
                                              collateralized by U.S. Treasury Note,
                                              5.38%, 07/31/00, with a par value of
        $594,000                              $600,000 (Cost $594,000)                    $594,000                 $594,000
                                           State Street Bank Repurchase Agreement,
                                              5.15% dated 10/31/99, to be
                                              repurchased at $725,311 on 11/01/99 ,
                                              collateralized by U.S. Treasury Note,
                                              5.38%,07/31/00 , with a  par value of
                      725,000                 $735,000 (Cost $725,000)                           -     725,000      725,000
                                                                                                      --------      -------
                                          TOTAL SHORT TERM INVESTMENTS                    $594,000    $725,000   $1,319,000
                                          ----------------------------                    --------    --------   ----------
                                           (Cost $594,000, $725,000 and $1,319,000 respectively)

                                          TOTAL INVESTMENTS                             $9,286,127  $6,143,938  $15,430,065
                                          -----------------                             ==========  ==========  ===========
                                           (Cost $9,624,848, $6,408,644 and $16,033,492 respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Mid Cap Value Fund,
      American General Series Portfolio Company 2 Mid Cap Value Fund, American General Series Portfolio Company 2 Small Cap Value Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Mid Cap Value Fund ("Shell Fund") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the Shell Fund after giving effect to its proposed acquisition of American General Series Portfolio Company 2 Small Cap Value Fund ("Small Cap Value") and American General Series
Portfolio Company 2 Mid Cap Value Fund ("Mid Cap Value") as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of Small Cap Value and Mid Cap Value in exchange for shares of Shell Fund at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Shell Fund for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of Small Cap Value and Mid Cap Value which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of Small Cap Value shares and Mid Cap Value shares into Shell Fund shares based upon the net asset value of the Mid Cap Value shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for Shell Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                      American     American
                                                                      General      General
                                                                       Series       Series
                                                                    Portfolio 2   Portfolio 2
                                                                       Mid Cap       Stock       Pro-forma         Pro-forma
ASSETS:                                                              Index Fund    Index Fund   Adjustments         Combined
                                                                     ----------    ----------   -----------         --------
Investments in securities, at value .............................    $7,649,273   $20,593,904                     $28,243,177
Receivables:
   Investments sold .............................................         8,504            --                           8,504
   Fund shares sold .............................................         3,987       409,718                         413,705
   Dividends ....................................................         5,202        15,654                          20,856
Other assets ....................................................        49,042        86,212                         135,254
                                                                    -----------   -----------   -----------       -----------
      Total assets ..............................................     7,716,008    21,105,488            --        28,821,496

LIABILITIES:
Payables:
   Investments purchased ........................................        15,863        10,856                          26,719
   Fund shares redeemed .........................................            --       321,342                         321,342
   Investment adviser ...........................................        17,492        29,869                          47,361
   Distribution fee .............................................         4,058        10,569                          14,627
   Other accrued expenses .......................................        36,073        58,599                          94,672
                                                                    -----------   -----------   -----------       -----------
      Total liabilities .........................................        73,486       431,235            --           504,721

NET ASSETS ......................................................    $7,642,522   $20,674,253            $0       $28,316,775
                                                                    ===========   ===========   ===========       ===========

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) ...................        $1,132        $2,017                          $3,149
   Accumulated undistributed net realized gain (loss) on
      investments, foreign currency and forward foreign
      currency contracts ........................................       710,646       $54,301                         764,947
   Unrealized appreciation (depreciation) on:
      Investments ...............................................       153,204     1,370,824                       1,524,028
      Futures ...................................................        62,725       102,217                         164,942
      Foreign currency and forward foreign currency contracts ...                          --                              --
   Capital shares at par value of $.01 ..........................         6,482        16,868        (3,492)(1)        19,858
   Additional paid-in capital ...................................     6,708,333    19,128,026         3,492(1)     25,839,851
                                                                    -----------   -----------   -----------       -----------

      Net assets ................................................    $7,642,522   $20,674,253            $0       $28,316,775
                                                                    ===========   ===========   ===========       ===========

(1) Reflects change in shares due to merger exchange

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                      American      American
                                                                      General       General
                                                                       Series        Series
                                                                    Portfolio 2    Portfolio 2
                                                                       Mid Cap        Stock        Pro-forma       Pro-forma
                                                                     Index Fund     Index Fund    Adjustments       Combined
                                                                     ----------     ----------    -----------       --------
NET ASSET VALUES

Class A Shares
  Net assets at value ...........................................   $  1,371,038   $  5,633,775                   $  7,004,813
  Shares outstanding ............................................        147,829        457,472        (36,543)(1)     568,758

Net asset value (NAV) and redemption price per share ............   $       9.27   $      12.32                   $      12.32

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $       9.84   $      13.07                   $      13.07


Class B Shares
  Net assets at value ...........................................   $  2,295,576   $ 15,040,478                   $ 17,336,054
  Shares outstanding ............................................        247,985      1,229,316        (60,285)(1)   1,417,016

Net asset value, offering price and redemption price per share ..   $       9.26   $      12.23                   $      12.23

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                    American      American
                                                                    General       General
                                                                     Series        Series
                                                                  Portfolio 2    Portfolio 2
                                                                     Mid Cap        Stock        Pro-forma         Pro-forma
                                                                   Index Fund     Index Fund    Adjustments         Combined
                                                                   ----------     ----------    -----------         --------
INVESTMENT INCOME:

   Interest ...................................................       $44,405        $90,543                         $134,948
   Dividends ..................................................        65,072        122,282                          187,354
                                                                  -----------    -----------    -----------       -----------

      Total income ............................................       109,477        212,825              0           322,302

EXPENSES:

   Distribution for Class A ...................................         7,078          9,224          6,521(1)         22,823
   Distribution for Class B ...................................        32,282         65,092                           97,374
   Investment adviser fee .....................................        17,492         29,869           (625)(2)        46,736
   Custodian fee ..............................................         8,623         13,876                           22,499
   Transfer agent fee .........................................        17,009         28,946                           45,955
   Accounting/administration ..................................         1,878          3,323         (1,500)(3)         3,701
   Audit and legal fees .......................................         3,747          6,298         (2,500)(3)         7,545
   Registration and filing fees ...............................        33,785         36,028        (30,000)(3)        39,813
   Miscellaneous ..............................................         3,595          8,640         (3,500)            8,735
                                                                  -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ........       125,489        201,296        (31,604)          295,181

   Reimbursement of expenses by investment adviser ............       (48,160)       (57,204)     29,103.91(4)        (76,260)
                                                                  -----------    -----------    -----------       -----------

            Net expenses ......................................        77,329        144,092         (2,500)          218,921
                                                                  -----------    -----------    -----------       -----------

            Net investment income/(loss) ......................        32,148         68,733          2,500           103,381
                                                                  -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .................................       703,327         29,243                          732,570
      Futures contracts .......................................         7,319         25,058                           32,377
   Change in unrealized appreciation (depreciation) on:
      Investments .............................................       153,204      1,370,824                        1,524,028
      Futures contracts .......................................        62,725        102,217                          164,942
                                                                  -----------    -----------    -----------       -----------

            Net gain/(loss) on investments, foreign currency
              and forward foreign currency contracts ..........       926,575      1,527,342             --         2,453,917
                                                                  -----------    -----------    -----------       -----------

Net increase in net assets resulting from operations ..........      $958,723     $1,596,075         $2,500        $2,557,298
                                                                  -----------    -----------    -----------       -----------

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock
          600                      600  *  3Com Corp.                                   17,400                    17,400
                        300        300     A. Schulman, Inc.                                          4,669        4,669
                        700        700     A.G. Edwards, Inc.                                        21,043       21,043
                        800        800     A.H. Belo Corp.                                           16,300       16,300
        2,400                    2,400     Abbott Laboratories                          96,899                    96,899
                        700        700  *  Abercrombie and Fitch Co.                                 19,075       19,075
                        400        400  *  ACNielson Corp.                                            8,800        8,800
                        100        100  *  Acuson Corp.                                               1,038        1,038
                        600        600  *  Acxiom Corp.                                               9,900        9,900
          150                      150  *  Adaptec, Inc.                                 6,749                     6,749
          200                      200  *  ADC Communications, Inc.                      9,538                     9,538
          200                      200     Adobe Systems, Inc.                          13,987                    13,987
                        300        300  *  Adtran, Inc.                                              11,138       11,138
          200                      200  *  Advanced Micro Devices, Inc.                  3,963                     3,963
          300                      300  *  AES Corp.                                    16,931                    16,931
          200                      200     Aetna, Inc.                                  10,049                    10,049
                        400        400  *  Affiliated Computer Services, Inc.,
                                             Class A                                                 15,199       15,199
          400                      400     AFLAC, Inc.                                  20,449                    20,449
                        400        400     AGCO Corp.                                                 4,300        4,300
                        500        500     AGL Resources, Inc.                                        8,719        8,719
          300                      300     Air Products and Chemicals, Inc.              8,249                     8,249
                        400        400     Airborne Freight Corp.                                     8,600        8,600
                        400        400  *  Airgas, Inc.                                               3,800        3,800
                        500        500     AK Steel Holding Corp.                                     8,656        8,656
                        200        200  *  Alaska Air Group, Inc.                                     7,950        7,950
                        202        202  *  Albany International Corp., Class A                        3,068        3,068
                        300        300     Albemarle Corp.                                            5,325        5,325
          100                      100     Alberto-Culver Co., Class B                   2,355                     2,355
          689                      689     Albertsons, Inc.                             25,018                    25,018
          300                      300     Alcan Aluminium, Ltd.                         9,880                     9,880
          600                      600     Alcoa, Inc.                                  36,450                    36,450
                        300        300     Alexander & Baldwin, Inc.                                  7,200        7,200
                        400        400     Allamerica Financial Corp.                                22,874       22,874
                        900        900     Allegheny Energy, Inc.                                    28,630       28,630
          300                      300     Allegheny Teldyne, Inc.                       4,555                     4,555
          100                      100     Allergan, Inc.                               10,737                    10,737
                        500        500     Alliant Energy Corp.                                      13,594       13,594
          900                      900     Allied Signal, Inc.                          51,243                    51,243
          300                      300  *  Allied Waste Industries, Inc.                 3,150                     3,150
        1,300                    1,300     Allstate Corp.                               37,375                    37,375
          500                      500     ALLTEL Corp.                                 41,625                    41,625
                      1,300      1,300  *  Altera Corp.                                              63,212       63,212
          200                      200  *  ALZA Corp.                                    8,563                     8,563
                        400        400     Ambac Financial Group, Inc.                               23,900       23,900
          100                      100     Amerada Hess Corp.                            5,738                     5,738
          200                      200     Ameren Corp.                                  7,563                     7,563
        1,700                    1,700  *  America Online, Inc.                        220,468                   220,468
                        100        100  *  American Eagle Outfitters, Inc.                            4,281        4,281
          300                      300     American Electric Power, Inc.                10,350                    10,350
          700                      700     American Express Co.                        107,799                   107,799
                        400        400     American Financial Group, Inc.                            11,850       11,850
          100                      100     American Greetings Corp., Class A             2,587                     2,587

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
        2,000                    2,000     American Home Products Corp.               $104,500                  $104,500
        2,456                    2,456     American International Group, Inc.          252,815                   252,815
                      1,400      1,400  *  American Power Conversion Corp.                           31,412       31,412
                        400        400  *  American Standard Companies                               15,274       15,274
                        600        600     American Water Works Co., Inc.                            17,513       17,513
            -                        -     Ameritech Corp.                                   -                         -
                        200        200     AMETEK, Inc.                                               3,950        3,950
          800                      800  *  Amgen, Inc.                                  63,800                    63,800
          200                      200  *  AMR Corp.                                    12,699                    12,699
          600                      600     AmSouth Bancorporation                       15,449                    15,449
          200                      200     Anadarko Petroleum Corp.                      6,163                     6,163
          300                      300  *  Analog Devices, Inc.                         15,938                    15,938
          200                      200  *  Andrew Corp.                                  2,575                     2,575
          700                      700     Anheuser-Busch Companies, Inc.               50,268                    50,268
          450                      450     Aon Corp.                                    15,975                    15,975
          200                      200     Apache Corp.                                  7,800                     7,800
                        600        600  *  Apollo Group, Inc., Class A                               15,788       15,788
          200                      200  *  Apple Computer, Inc.                         16,025                    16,025
          600                      600  *  Applied Materials, Inc.                      53,888                    53,888
                        300        300  *  Apria Healthcare Group, Inc.                               4,744        4,744
          930                      930     Archer Daniels Midland Co.                   11,450                    11,450
          100                      100     Armstrong World Industries, Inc.              3,737                     3,737
                        100        100     Arnold Industries, Inc.                                    1,003        1,003
                        700        700  *  Arrow Electronics, Inc.                                   15,269       15,269
                        200        200     Arvin Industries, Inc.                                     5,700        5,700
          100                      100     Ashland Oil, Inc.                             3,300                     3,300
                        500        500     Associated Banc-Corp.                                     19,234       19,234
        1,100                    1,100     Associates First Capital Corp.               40,149                    40,149
                        500        500     Astoria Financial Corp.                                   18,000       18,000
        4,948                    4,948     AT&T Corp.                                  231,319                   231,319
          500                      500     Atlantic Richfield Co.                       46,594                    46,594
                        700        700  *  Atmel Corp.                                               28,000       28,000
          100                      100     Autodesk, Inc.                                1,875                     1,875
        1,000                    1,000     Automatic Data Processing, Inc.              48,188                    48,188
          200                      200  *  AutoZone, Inc.                                5,312                     5,312
          200                      200     Avery Dennison Corp.                         12,500                    12,500
                        300        300     Avnet, Inc.                                               16,294       16,294
          400                      400     Avon Products, Inc.                          12,900                    12,900
          500                      500     Baker Hughes, Inc.                           13,969                    13,969
                        200        200     Bandag, Inc.                                               5,000        5,000
        2,700                    2,700     Bank of America Corp.                       173,812                   173,812
        1,200                    1,200     Bank of New York Co., Inc.                   50,249                    50,249
        1,800                    1,800     BankOne Corp.                                67,613                    67,613
                        200        200     Banta Corp.                                                4,525        4,525
                        400        400  *  Barnes & Noble, Inc.                                       8,325        8,325
          600                      600     Barrick Gold Corp.                           10,987                    10,987
          100                      100     Bausch & Lomb, Inc.                           5,400                     5,400
          500                      500     Baxter International, Inc.                   32,438                    32,438
          500                      500     BB&T Corp.                                   18,187                    18,187
          205                      205     Bear Stearns Co., Inc.                        8,738                     8,738
                        200        200     Beckman Coulter, Inc.                                      9,200        9,200
          400                      400     Becton, Dickinson and Co.                    10,150                    10,150

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          250                      250  *  Bed Bath & Beyond, Inc.                    $  8,327                  $  8,327
        2,400                    2,400     Bell Atlantic Corp.                         155,850                   155,850
        3,000                    3,000     BellSouth Corp.                             135,000                   135,000
          100                      100     Bemis Co., Inc.                               3,493                     3,493
                      1,000      1,000     Bergen Brunswig Corp., Class A                             7,125        7,125
          300                      300  *  Best Buy Co., Inc.                           16,669                    16,669
          400                      400     BestFoods                                    23,500                    23,500
          200                      200  *  Bethlehem Steel Corp.                         1,388                     1,388
                        600        600  *  Beverly Enterprises, Inc.                                  2,363        2,363
                      1,000      1,000  *  Biogen, Inc.                                              74,124       74,124
          200                      200     Biomet, Inc.                                  6,025                     6,025
                        600        600  *  BJ Services Co.                                           20,588       20,588
                        500        500  *  BJ's Wholesale Club, Inc.                                 15,405       15,405
          100                      100     Black & Decker Corp.                          4,299                     4,299
                        100        100     Black Hills Corp.                                          2,250        2,250
                        400        400  *  Blyth Industries, Inc.                                    10,025       10,025
          400                      400  *  BMC Software, Inc.                           25,674                    25,674
                        400        400     Bob Evans Farms, Inc.                                      5,500        5,500
        1,500                    1,500     Boeing Co.                                   69,093                    69,093
          100                      100     Boise Cascade Corp.                           3,563                     3,563
                        600        600  *  Borders Group, Inc.                                        7,800        7,800
                        100        100     Borg-Warner Automotive, Inc.                               3,950        3,950
          600                      600  *  Boston Scientific Corp.                      12,075                    12,075
                        400        400     Bowater, Inc.                                             21,000       21,000
                        400        400  *  Brinker International, Inc.                                9,325        9,325
        3,100                    3,100     Bristol Myers Squibb Co.                    238,119                   238,119
          100                      100     Brown-Forman Corp., Class B                   6,750                     6,750
          100                      100     Brunswick Corp.                               2,262                     2,262
                        200        200  *  Buffets, Inc.                                              1,863        1,863
                        300        300  *  Burlington Industries, Inc.                                1,106        1,106
          700                      700     Burlington Northern Santa Fe                 22,313                    22,313
          300                      300     Burlington Resources, Inc.                   10,463                    10,463
          100                      100     C. R. Bard, Inc.                              5,394                     5,394
          300                      300  *  Cabletron Systems, Inc.                       4,968                     4,968
                        400        400     Cabot Corp.                                                7,450        7,450
                      1,600      1,600  *  Cadence Design Systems, Inc.                              24,300       24,300
                        500        500     Callaway Golf Co.                                          6,719        6,719
                        400        400  *  Calpine Corp.                                             23,050       23,050
                        500        500  *  Cambridge Technology Partners, Inc.                        5,531        5,531
          700                      700     Campbell Soup Co.                            31,500                    31,500
          300                      300     Capital One Financial Corp.                  15,899                    15,899
          400                      400     Cardinal Health, Inc.                        17,249                    17,249
                        200        200     Carlisle Companies, Inc.                                   6,650        6,650
                        300        300     Carlisle Companies, Inc.                                   6,975        6,975
        1,000                    1,000     Carnival Corp., Class A                      44,499                    44,499
          200                      200     Carolina Power & Light Co.                    6,900                     6,900
                        100        100     Carpenter Technology Corp.                                 2,438        2,438
                        200        200     Carter-Wallace, Inc.                                       3,613        3,613
          100                      100     Case Corp.                                    5,299                     5,299
          600                      600     Caterpillar, Inc.                            33,149                    33,149
                        500        500     CBRL Group, Inc.                                           6,688        6,688
        1,100                    1,100  *  CBS Corp.                                    53,693                    53,693

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        300        300     CCB Financial Corp.                                      $13,800     $ 13,800
        1,119                    1,119  *  Cendant Corp.                                18,463                    18,463
          100                      100     Centex Corp.                                  2,680                     2,680
          300                      300     Central & South West Corp.                    6,656                     6,656
          300                      300     CenturyTel, Inc.                             12,131                    12,131
          200                      200  *  Ceridian Corp.                                4,388                     4,388
          100                      100     Champion International Corp.                  5,781                     5,781
        1,300                    1,300     Charles Schwab Corp.                         50,619                    50,619
                      1,460      1,460     Charter One Financial, Inc.                               35,860       35,860
        1,300                    1,300     Chase Manhattan Corp.                       113,588                   113,588
                        200        200     Chesapeake Corp.                                           6,000        6,000
        1,000                    1,000     Chevron Corp.                                91,313                    91,313
                      1,200      1,200  *  Chiron Corp.                                              34,275       34,275
                        206        206  *  Chris-Craft Industries, Inc.                              14,369       14,369
          300                      300     Chubb Corp.                                  16,462                    16,462
                        200        200     Church & Dwight Co., Inc.                                  5,213        5,213
          300                      300     CIGNA Corp.                                  22,425                    22,425
                        900        900     Cincinnati Bell, Inc.                                     18,731       18,731
          300                      300     Cincinnati Financial Corp.                   10,744                    10,744
          300                      300     Cinergy Corp.                                 8,475                     8,475
                        700        700     Cintas Corp.                                              42,175       42,175
          300                      300     Circuit City Stores, Inc.                    12,806                    12,806
                        500        500  *  Cirrus Logic, Inc.                                         4,969        4,969
        5,100                    5,100  *  Cisco Systems, Inc.                         377,399                   377,399
        5,250                    5,250     Citigroup, Inc.                             284,156                   284,156
                        600        600  *  Citrix Systems, Inc.                                      38,474       38,474
                        300        300     City National Corp.                                       11,625       11,625
                        777        777     CK Witco Corp.                                             7,284        7,284
                        400        400     Claire's Stores, Inc.                                      7,050        7,050
                        850        850     Clayton Homes, Inc.                                        8,606        8,606
          500                      500  *  Clear Channel Communications                 40,188                    40,188
                        100        100     Cleco Corp.                                                3,313        3,313
                        100        100     Cleveland-Cliffs, Inc.                                     2,988        2,988
          400                      400     Clorox Co.                                   16,375                    16,375
                        300        300     CMP Group, Inc.                                            7,988        7,988
          200                      200     CMS Energy Corp.                              7,375                     7,375
                        400        400     CNF Transportation, Inc.                                  13,225       13,225
          300                      300     Coastal Corp.                                12,638                    12,638
          700                      700     Coca Cola Enterprises, Inc.                  17,894                    17,894
        3,900                    3,900     Coca-Cola Co.                               230,099                   230,099
          900                      900     Colgate-Palmolive Co.                        54,450                    54,450
          100                      100     Columbia Energy Group                         6,500                     6,500
          900                      900     Columbia/HCA Healthcare Corp.                21,712                    21,712
                        800        800     Comair Holdings, Inc.                                     18,463       18,463
        1,200                    1,200     Comcast Corp., Class A                       50,550                    50,550
                      1,000      1,000     Comdisco, Inc.                                            20,188       20,188
          200                      200     Comerica, Inc.                               11,888                    11,888
        2,700                    2,700     Compaq Computer Corp.                        51,300                    51,300
                        900        900     Compass Bancshares, Inc.                                  24,019       24,019
                        800        800  *  CompUSA, Inc.                                              4,550        4,550
          800                      800     Computer Associates  International           45,200                    45,200
          200                      200  *  Computer Sciences Corp.                      13,738                    13,738

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          600                      600  *  Compuware Corp.                            $ 16,688                  $ 16,688
                        181        181     COMSAT Corp.                                               3,382        3,382
          100                      100  *  Comverse Technology, Inc.                    11,349                    11,349
          800                      800     ConAgra, Inc.                                20,850                    20,850
                      1,350      1,350  *  Concord EFS, Inc.                                         36,533       36,533
                        750        750     Conectiv, Inc.                                            14,625       14,625
          957                      957     Conoco, Inc., Class B                        25,959                    25,959
          600                      600     Conseco, Inc.                                14,588                    14,588
          400                      400     Consolidated Edison, Inc.                    15,275                    15,275
          200                      200     Consolidated Natural Gas Co.                 12,800                    12,800
                        600        600     Consolidated Papers, Inc.                                 18,788       18,788
          200                      200  *  Consolidated Stores Corp.                     3,663                     3,663
          200                      200     Constellation Energy Group, Inc.              6,138                     6,138
                      1,100      1,100  *  Convergys Corp.                                           21,519       21,519
          100                      100     Cooper Industries, Inc.                       4,305                     4,305
          100                      100     Cooper Tire & Rubber Co.                      1,681                     1,681
                        300        300     Cordant Technologies, Inc.                                 9,356        9,356
          400                      400     Corning, Inc.                                31,449                    31,449
          300                      300  *  Costco Wholesale                             24,094                    24,094
          200                      200     Countrywide Credit Industries, Inc.           6,788                     6,788
                        500        500  *  Covance, Inc.                                              4,844        4,844
                          1          1     Cox Communications, Inc., Class A                             36           36
          100                      100     Crane Co.                                     2,044                     2,044
          200                      200     Crown Cork & Seal Co., Inc.                   4,788                     4,788
          300                      300     CSX  Corp.                                   12,300                    12,300
          100                      100     Cummins Engine Co., Inc.                      5,068                     5,068
          600                      600     CVS Corp.                                    26,062                    26,062
                        800        800  *  Cypress Semiconductor Corp.                               20,450       20,450
            -                        -     Cyprus Amax Minerals Co.                          -                         -
                        300        300  *  Cytec Industries, Inc.                                     7,744        7,744
          300                      300     Dana Corp.                                    8,869                     8,869
          200                      200     Danaher Corp.                                 9,663                     9,663
          200                      200     Darden Restaurants, Inc.                      3,813                     3,813
          700                      700     Dayton Hudson Corp.                          45,237                    45,237
                        300        300     Dean Foods Co.                                            13,874       13,874
          400                      400     Deere & Co.                                  14,500                    14,500
        4,000                    4,000  *  Dell Computer Corp.                         160,500                   160,500
          889                      889     Delphi Automotive Systems Corp.              14,612                    14,612
          200                      200     Delta Air Lines, Inc.                        10,888                    10,888
          100                      100     Deluxe Corp.                                  2,825                     2,825
                        400        400     DENTSPLY International, Inc.                               9,275        9,275
                        400        400     Devon Energy Corp.                                        15,550       15,550
                        500        500  *  DeVry, Inc.                                               10,531       10,531
                        200        200     Dexter Corp.                                               7,013        7,013
                        800        800     Dial Corp.                                                18,700       18,700
                        500        500     Diebold, Inc.                                             13,125       13,125
          200                      200     Dillards, Inc., Class A                       3,775                     3,775
                        700        700     Dime Bancorp, Inc.                                        12,513       12,513
                        400        400     Dole Food Co., Inc.                                        7,175        7,175
          325                      325     Dollar General Corp.                          8,572                     8,572
                        500        500  *  Dollar Tree Stores, Inc.                                  21,781       21,781
          300                      300     Dominion Resources, Inc.                     14,438                    14,438

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          300                      300     Dover Corp.                                $ 12,769                  $ 12,769
          300                      300     Dow Chemical Co.                             35,474                    35,474
          100                      100     Dow Jones & Co., Inc.                         6,150                     6,150
                      1,200      1,200     DPL, Inc.                                                 24,300       24,300
                        500        500     DQE, Inc.                                                 19,969       19,969
                        100        100     Dreyer's Grand Ice Cream, Inc.                             1,706        1,706
                        400        400  *  DST Systems, Inc.                                         25,475       25,475
          200                      200     DTE Energy Co.                                6,638                     6,638
        1,511                    1,511     Du Pont (E.I.) de Nemours and Co.            97,365                    97,365
          600                      600     Duke Energy Corp.                            33,900                    33,900
          300                      300     Dunn & Bradstreet Corp.                       8,813                     8,813
                      1,600      1,600  *  E*Trade Group, Inc.                                       38,100       38,100
          100                      100     Eastman Chemical Co.                          3,856                     3,856
          500                      500     Eastman Kodak Co.                            34,469                    34,469
          100                      100     Eaton Corp.                                   7,525                     7,525
          200                      200     Ecolab, Inc.                                  6,763                     6,763
          500                      500     Edison International, Inc.                   14,813                    14,813
          400                      400     El Paso Energy Corp.                         16,400                    16,400
                        500        500  *  Electronic Arts, Inc.                                     40,405       40,405
          800                      800     Electronic Data Systems Corp.                46,800                    46,800
        1,700                    1,700     Eli Lilly and Co.                           117,088                   117,088
        1,600                    1,600  *  EMC Corp.                                   116,800                   116,800
          700                      700     Emerson Electric Co.                         42,044                    42,044
                        800        800     Energy East Corp.                                         20,100       20,100
          200                      200     Engelhard Corp.                               3,524                     3,524
        1,100                    1,100     Enron Corp.                                  43,931                    43,931
                      1,000      1,000     ENSCO International, Inc.                                 19,375       19,375
          400                      400     Entergy Corp.                                11,975                    11,975
          200                      200     Equifax, Inc.                                 5,400                     5,400
                        400        400     Ethyl Corp.                                                1,650        1,650
                        300        300     Everest Reinsurance Holdings, Inc.                         7,725        7,725
        3,800                    3,800     Exxon Corp.                                 281,438                   281,438
                      1,200      1,200     Family Dollar Stores, Inc.                                24,750       24,750
                        300        300     Fastenal Co.                                              10,875       10,875
          500                      500  *  FDX Corp.                                    21,530                    21,530
        1,100                    1,100     Federal Home Loan Mortgage Corp.             59,468                    59,468
        1,600                    1,600     Federal National Mortgage Association       113,200                   113,200
                        400        400     Federal Signal Corp.                                       7,525        7,525
                        500        500     Federal-Mogul Corp.                                       12,563       12,563
          300                      300  *  Federated Department Stores, Inc.            12,806                    12,806
                        200        200     Ferro Corp.                                                4,075        4,075
          400                      400     Fifth Third Bancorp                          29,525                    29,525
                        400        400     Finova Group, Inc.                                        17,624       17,624
          700                      700     First Data Corp.                             31,981                    31,981
                        400        400  *  First Health Group Corp.                                   9,300        9,300
                      1,300      1,300     First Security Corp.                                      33,313       33,313
                        900        900     First Tennessee National Corp.                            30,600       30,600
        1,500                    1,500     First Union Corp.                            64,031                    64,031
                        300        300     First Virginia Banks, Inc.                                14,363       14,363
        1,418                    1,418     Firstar Corp.                                41,654                    41,654
          400                      400     FirstEnergy Corp.                            10,425                    10,425
                        600        600     FirstMerit Corp.                                          15,863       15,863

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        750        750  *  Fiserv, Inc.                                            $ 24,000     $ 24,000
        1,492                    1,492     Fleet Financial Group, Inc.                  65,089                    65,089
          100                      100     Florida Progress Corp.                        4,581                     4,581
                        800        800     Flowers Industries, Inc.                                  13,500       13,500
                        200        200     Flowserve Corp.                                            3,375        3,375
          200                      200     Fluor Corp.                                   7,975                     7,975
        1,900                    1,900     Ford Motor Co.                              104,263                   104,263
                        600        600  *  Forest Laboratories, Inc.                                 27,525       27,525
          300                      300     Fort James Corp.                              7,894                     7,894
          300                      300     Fortune Brands, Inc.                         10,631                    10,631
                        800        800  *  Foundation Health Systems, Class A                         5,300        5,300
          300                      300     FPL Group, Inc.                              15,094                    15,094
          400                      400     Franklin Resources, Inc.                     14,000                    14,000
          200                      200  *  Freeport-McMoRan Copper & Gold, Class B       3,338                     3,338
                        400        400  *  Furniture Brands International, Inc.                       7,750        7,750
          400                      400     Gannett Co., Inc.                            30,850                    30,850
        1,300                    1,300     Gap, Inc.                                    48,263                    48,263
                        700        700  *  Gartner Group, Inc., Class B                               6,563        6,563
          400                      400  *  Gateway, Inc.                                26,425                    26,425
                        400        400     GATX Corp.                                                13,275       13,275
          300                      300     General Dynamics Corp.                       16,631                    16,631
        5,100                    5,100     General Electric Co.                        691,369                   691,369
          300                      300  *  General Insturment Corp.                     16,144                    16,144
          200                      200     General Mills, Inc.                          17,438                    17,438
        1,000                    1,000     General Motors Corp.                         70,250                    70,250
          300                      300     Genuine Parts Co.                             7,819                     7,819
                        600        600     Genzyme Corp.                                             22,950       22,950
                          -          -  *  Genzyme Molecular Oncology                                     -            -
                         89         89  *  Genzyme Surgical Products                                    478          478
                        200        200     Georgia Gulf Corp.                                         4,313        4,313
          300                      300     Georgia-Pacific Corp.                        11,906                    11,906
                        600        600     Georgia-Pacific Corp. (Timber Group)                      14,324       14,324
                        200        200  *  Gilead Sciences, Inc.                                     12,638       12,638
        1,700                    1,700     Gillette Co.                                 61,519                    61,519
        1,215                    1,215  *  Global Crossing, Ltd.                        42,069                    42,069
                      1,200      1,200  *  Global Marine, Inc.                                       18,224       18,224
          100                      100     Golden West Financial Corp.                  11,175                    11,175
          200                      200     Goodrich (B.F) Co.                            4,738                     4,738
          200                      200     Goodyear Tire & Rubber Co.                    8,263                     8,263
          200                      200     GPU, Inc.                                     6,788                     6,788
                        200        200     Granite Construction, Inc.                                 4,138        4,138
          100                      100     Great Atlantic & Pacific Tea Co.              2,856                     2,856
          100                      100     Great Lakes Chemical Corp.                    3,550                     3,550
                        700        700     GreenPoint Financial Corp.                                19,950       19,950
        1,500                    1,500     GTE Corp.                                   112,500                   112,500
                        200        200  *  GTECH Holdings Corp.                                       4,025        4,025
          500                      500     Guidant Corp.                                24,687                    24,687
          200                      200     H & R Block, Inc.                             8,513                     8,513
          600                      600     H J Heinz Co.                                28,650                    28,650
                        100        100     H.B. Fuller Co.                                            5,475        5,475
          700                      700     Halliburton Co.                              26,381                    26,381
                        300        300     Hannaford Bros. Co.                                       21,019       21,019

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        200        200  *  Hanover Compressor Co.                                   $ 7,400     $  7,400
          100                      100     Harcourt General, Inc.                        3,850                     3,850
                      1,100      1,100     Harley-Davidson, Inc.                                     65,244       65,244
          200                      200  *  Harrah's Entertainment, Inc.                  5,788                     5,788
          100                      100     Harris Corp.                                  2,244                     2,244
                        300        300     Harsco Corp.                                               8,831        8,831
                        500        500     Harte-Hanks, Inc.                                        $ 9,906        9,906
          400                      400     Hartford Financial Services Group            20,725                    20,725
          350                      350     Hasbro, Inc.                                  7,219                     7,219
                        200        200     Hawaiian Electric Industries, Inc.                         6,763        6,763
          200                      200  *  HCR Manor Care, Inc.                          3,150                     3,150
                      1,900      1,900  *  Health Management Association                             16,862       16,862
          600                      600  *  HealthSouth Corp.                             3,450                     3,450
                        300        300     Heilig-Meyers Co.                                          1,313        1,313
          100                      100     Helmerich & Payne, Inc.                       2,381                     2,381
          200                      200     Hercules, Inc.                                4,813                     4,813
                        600        600     Herman Miller, Inc.                                       13,013       13,013
          200                      200     Hershey Foods Corp.                          10,100                    10,100
        1,600                    1,600     Hewlett Packard Co.                         118,500                   118,500
                      1,300      1,300     Hibernia Corp., Class A                                   18,444       18,444
                        400        400     Hillenbrand Industries, Inc.                              13,250       13,250
          400                      400     Hilton Hotels Corp.                           3,699                     3,699
                        300        300  *  Hispanic Broadcasting Corp., Class A                      24,300       24,300
        2,300                    2,300     Home Depot, Inc.                            173,650                   173,650
          400                      400     Homestake Mining Co.                          3,350                     3,350
                        400        400     Hon Inustries, Inc.                                        7,850        7,850
          200                      200     Honeywell, Inc.                              21,088                    21,088
                        200        200     Horace Mann Educators Corp.                                5,638        5,638
                        500        500     Hormel Foods Corp.                                        21,562       21,562
                        200        200     Houghton Mifflin Co.                                       8,474        8,474
          800                      800     Household International, Inc.                35,700                    35,700
                        200        200     HSB Group, Inc.                                            7,650        7,650
                        400        400     Hubbell, Inc., Class B                                    11,075       11,075
          200                      200  *  Humana, Inc.                                  1,375                     1,375
          320                      320     Huntington Bancshares, Inc.                   9,480                     9,480
                        700        700     IBP, Inc.                                                 16,756       16,756
                        500        500     ICN Pharmaceuticals, Inc.                                 11,500       11,500
                        300        300     Idacorp, Inc.                                              9,056        9,056
          200                      200     Ikon Office Solutions, Inc.                   1,375                     1,375
          400                      400     Illinois Tool Works, Inc.                    29,300                    29,300
                        600        600     Illinova Corp.                                            19,088       19,088
                        300        300  *  Imation Corp.                                              9,206        9,206
                        900        900     IMC Global, Inc.                                          11,475       11,475
          500                      500     IMS Health, Inc.                             14,500                    14,500
          300                      300     Inco, Ltd.                                    6,075                     6,075
                        100        100     Indiana Energy, Inc.                                       2,019        2,019
                      1,300      1,300  *  Informix Corp.                                             9,913        9,913
          300                      300     Ingersoll-Rand Co.                           15,675                    15,675
                        700        700  *  Integrated Device Technology, Inc.                        14,394       14,394
        5,200                    5,200     Intel Corp.                                 402,675                   402,675
        2,800                    2,800     International Business Machine              275,450                   275,450
          200                      200     International Flavors & Fragrances, Inc.      7,650                     7,650

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        700        700     International Game Technology                           $ 13,038    $  13,038
                        100        100     International Multifoods Corp.                             2,113        2,113
          648                      648     International Paper Co.                      34,101                    34,101
          400                      400     Interpublic Group Companies, Inc.            16,249                    16,249
                        600        600     Interstate Bakeries Corp.                                 12,150       12,150
                      1,200      1,200  *  Intuit, Inc.                                              34,949       34,949
                        200        200     Investment Technology Group, Inc.                          5,275        5,275
                        600        600     IPALCO Enterprises, Inc.                                  12,263       12,263
          100                      100     ITT Industries, Inc.                          3,419                     3,419
                        700        700  *  IVAX Corp.                                                12,294       12,294
          300                      300     J. P. Morgan & Co., Inc.                     39,263                    39,263
                        200        200     J.B. Hunt Transport Services, Inc.                         2,575        2,575
          400                      400     J.C. Penney Co., Inc.                        10,149                    10,149
                        200        200     J.M. Smucker Co., Class A                                  3,975        3,975
                        500        500  *  Jabil Circut, Inc.                                        26,124       26,124
                        200        200  *  Jacobs Engineering Group, Inc.                             7,100        7,100
          200                      200     Jefferson-Pilot Corp.                        15,013                    15,013
        2,100                    2,100     Johnson & Johnson                           219,975                   219,975
          100                      100     Johnson Controls, Inc.                        6,075                     6,075
                        800        800  *  Jones Apparel Group, Inc.                                 25,300       25,300
                        850        850     K N Energy, Inc.                                          17,106       17,106
                        400        400     Kansas City Power & Light Co.                              9,800        9,800
          200                      200     Kansas City Southern Industries, Inc.         9,488                     9,488
          100                      100     Kaufman & Broad Home Corp.                    2,006                     2,006
                        200        200     Kaydon Corp.                                               4,963        4,963
                        600        600  *  Keane, Inc.                                               14,100       14,100
          600                      600     Kellogg Co.                                  23,888                    23,888
                        200        200     Kelly Services, Inc., Class A                              5,863        5,863
                        300        300     Kennametal, Inc.                                           8,625        8,625
          100                      100     Kerr-McGee Corp.                              5,375                     5,375
          700                      700     KeyCorp                                      19,556                    19,556
                      1,100      1,100     KeySpan Corp.                                             30,938       30,938
                        300        300     Keystone Financial, Inc.                                   7,519        7,519
          800                      800     Kimberly-Clark Corp.                         50,500                    50,500
          100                      100  *  King World Productions, Inc.                  3,875                     3,875
          100                      100  *  KLA-Tencor Corp.                              7,919                     7,919
          800                      800  *  KMart Corp.                                   8,050                     8,050
          200                      200     Knight-Ridder, Inc.                          12,700                    12,700
          300                      300  *  Kohl's Corp.                                 22,444                    22,444
        1,300                    1,300  *  Kroger Co.                                   27,056                    27,056
          500                      500     Laidlaw Inc.                                  3,063                     3,063
                        300        300     Lancaster Colony Corp.                                    10,481       10,481
                        100        100     Lance, Inc.                                                1,206        1,206
                        200        200  *  Land's End, Inc.                                          15,388       15,388
                        500        500  *  Lear Corp.                                                16,875       16,875
                        200        200     Lee Enterprises, Inc.                                      5,900        5,900
                        600        600  *  Legato Systems, Inc.                                      32,250       32,250
                        400        400     Legg Mason, Inc.                                          14,550       14,550
          300                      300     Leggett & Platt, Inc.                         6,655                     6,655
          200                      200     Lehman Brothers Holdings, Inc.               14,738                    14,738
          200                      200  *  Lexmark International Group                  15,613                    15,613
                      1,000      1,000     LG&E Energy Corp.                                         22,000       22,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          292                      292     Limited, Inc.                              $ 12,009                  $ 12,009
                        500        500  *  Lincare Holdings, Inc.                                    14,063       14,063
          300                      300     Lincoln National Corp.                       13,838                    13,838
                      1,100      1,100     Linear Technology Corp.                                   76,930       76,930
                        300        300  *  Litton Industries, Inc.                                   14,081       14,081
          100                      100     Liz Claiborne, Inc.                           4,000                     4,000
          600                      600     Lockheed Martin Corp.                        12,000                    12,000
          200                      200     Loews Corp.                                  14,175                    14,175
                        300        300  *  Lone Star Steakhouse & Saloon, Inc.                        2,400        2,400
          100                      100     Longs Drug Stores Corp.                       2,725                     2,725
                        300        300     Longview Fibre Co.                                         3,413        3,413
          200                      200     Louisiana Pacific Corp.                       2,538                     2,538
          600                      600     Lowe's Companies, Inc.                       33,000                    33,000
          200                      200  *  LSI Logic Corp.                              10,638                    10,638
                        400        400     Lubrizol Corp.                                            10,250       10,250
        4,730                    4,730     Lucent Technologies, Inc.                   303,903                   303,903
                        800        800     Lyondell Chemical Co.                                      9,700        9,700
                        400        400     M. A. Hanna  Co.                                           4,275        4,275
                        200        200  *  MagnaTek, Inc.                                             1,375        1,375
          100                      100     Mallinckrodt, Inc.                            3,394                     3,394
                        600        600  *  Mandalay Resort Group                                     11,175       11,175
                        600        600     Manpower, Inc.                                            21,074       21,074
                        300        300     Mark IV Industries, Inc.                                   5,775        5,775
          400                      400     Marriott International, Inc.                 13,475                    13,475
          400                      400     Marsh & McLennan Companies, Inc.             31,625                    31,625
                        700        700     Marshall & Ilsley Corp.                                   46,988       46,988
                        400        400     Martin Marietta Materials, Inc.                           15,575       15,575
          700                      700     Masco Corp.                                  21,350                    21,350
          600                      600     Mattel, Inc.                                  8,025                     8,025
                        900        900  *  Maxim Integrated Products, Inc.                           71,044       71,044
          500                      500     May Department Stores Co.                    17,347                    17,347
          100                      100     Maytag Corp.                                  4,006                     4,006
          200                      200     MBIA, Inc.                                   11,412                    11,412
        1,300                    1,300     MBNA Corp.                                   35,913                    35,913
                        500        500     McCormick & Co., Inc.                                     15,688       15,688
          100                      100     McDermott International, Inc.                 1,813                     1,813
        2,100                    2,100     McDonald's Corp.                             86,625                    86,625
          300                      300     McGraw-Hill, Inc.                            17,888                    17,888
        2,900                    2,900  *  MCI Worldcom, Inc.                          248,856                   248,856
          411                      411     McKesson HBOC, Inc.                           8,246                     8,246
                        600        600     MCN Energy Group, Inc.                                    14,663       14,663
          200                      200     Mead Corp.                                    7,200                     7,200
                        200        200     Media General, Inc., Class A                              10,925       10,925
          900                      900  *  Media One Group, Inc.                        63,956                    63,956
                        400        400  *  Medimmune, Inc.                                           44,799       44,799
        1,800                    1,800     Medtronic, Inc.                              62,325                    62,325
          800                      800     Mellon Financial Corp.                       29,550                    29,550
                        600        600  *  Mentor Graphics Corp.                                      4,838        4,838
                        500        500     Mercantile Bankshares Corp.                               18,000       18,000
        3,700                    3,700     Merck & Co., Inc.                           294,381                   294,381
          100                      100     Meredith Corp.                                3,569                     3,569
                        400        400     Meritor Automotive, Inc.                                   6,775        6,775

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          600                      600     Merrill Lynch & Co., Inc.                  $ 47,100                  $ 47,100
          200                      200     MGIC Investment Corp.                        11,950                    11,950
                        200        200  *  Micro Warehouse, Inc.                                      2,425        2,425
                        400        400  *  Microchip Technology, Inc.                                26,650       26,650
          400                      400  *  Micron Technology, Inc.                      28,525                    28,525
        8,000                    8,000  *  Microsoft Corp.                             740,500                   740,500
                        400        400  *  Midamerican Energy Holdings Co.                           13,450       13,450
                        300        300  *  Millennium Pharmaceuticals, Inc.                          21,038       21,038
          100                      100     Millipore Corp.                               3,188                     3,188
                        100        100     Minerals Technologies, Inc.                                4,313        4,313
                        200        200  *  MiniMed, Inc.                                             15,163       15,163
          600                      600     Minnesota Mining & Manufacturing Co.         57,038                    57,038
                        400        400     Minnesota Power, Inc.                                      7,400        7,400
          400                      400  *  Mirage Resorts, Inc.                          5,825                     5,825
        1,200                    1,200     Mobil Corp.                                 115,800                   115,800
                        200        200     Modine Manufacturing Co.                                   4,975        4,975
                        700        700  *  Modis Professional Services, Inc.                          7,831        7,831
                        400        400  *  Mohawk Industries, Inc.                                    9,175        9,175
                      1,000      1,000     Molex, Inc.                                               36,500       36,500
            4                        4  *  Momentum Business Applications                   31                        31
        1,000                    1,000     Monsanto Co.                                 38,500                    38,500
                        800        800     Montana Power Co.                                         22,750       22,750
          900                      900     Morgan Stanley Dean Witter Discover          99,281                    99,281
          900                      900     Motorola, Inc.                               87,694                    87,694
                        300        300     Murphy Oil Corp.                                          16,819       16,819
                        900        900     Mylan Laboratories, Inc.                                  16,144       16,144
          500                      500     Nabisco Group Holdings Corp.                  6,406                     6,406
                        700        700  *  Nabors Industries, Inc.                                   15,881       15,881
        1,000                    1,000     National City Corp.                          29,500                    29,500
                        700        700     National Commerce Bancorp                                 17,500       17,500
                        200        200     National Fuel Gas Co.                                      9,775        9,775
          300                      300  *  National Semiconductor Corp.                  8,981                     8,981
          100                      100     National Service Industries,                  3,225                     3,225
                        300        300  *  Navigant Consulting Co.                                    8,569        8,569
          100                      100  *  Navistar International Corp.                  4,169                     4,169
                        200        200  *  NCO Group, Inc.                                            8,475        8,475
                        700        700  *  NCR Corp.                                                 23,188       23,188
          100                      100  *  Network Appliance, Inc.                       7,400                     7,400
                      1,000      1,000  *  Networks Associates, Inc.                                 18,313       18,313
          200                      200     New Century Energies, Inc.                    6,513                     6,513
                        400        400     New England Electric System                               20,825       20,825
          300                      300     New York Times Co., Class  A                 12,075                    12,075
          478                      478     Newell Rubbermaid, Inc.                      16,551                    16,551
          300                      300     Newmont Mining Corp.                          6,580                     6,580
                        300        300     Newport News Shipbuilding, Inc.                            9,113        9,113
          600                      600  *  Nextel Communications, Inc., Class A         51,713                    51,713
          300                      300  *  Niagara Mohawk Holdings, Inc.                 4,763                     4,763
          100                      100     NICOR, Inc.                                   3,875                     3,875
          400                      400     NIKE, Inc., Class  B                         22,574                    22,574
                      1,000      1,000     Nisource, Inc.                                            20,500       20,500
                        500        500     Noble Affiliates, Inc.                                    12,655       12,655
                        900        900  *  Noble Drilling Corp.                                      19,969       19,969

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        100        100     Nordson Corp.                                            $ 4,431     $  4,431
          200                      200     Nordstrom, Inc.                               4,988                     4,988
          600                      600     Norfolk Southern Corp.                       14,663                    14,663
        2,100                    2,100     Nortel Networks Corp.                       130,069                   130,069
                      1,000      1,000     North Fork Bancorporation, Inc.                           20,688       20,688
                        800        800  *  Northeast Utilities                                       16,650       16,650
          200                      200     Northern States Power Co.                     4,300                     4,300
          200                      200     Northern Trust Corp.                         19,313                    19,313
          100                      100     Northrop Grumman Corp.                        5,488                     5,488
                        600        600  *  NOVA Corp.                                                15,600       15,600
          500                      500  *  Novell, Inc .                                10,031                    10,031
                        250        250  *  Novellus Systems, Inc.                                    19,374       19,374
          100                      100     Nucor Corp.                                   5,188                     5,188
          500                      500     Occidental Petroleum Corp.                   11,406                    11,406
                      1,100      1,100  *  Ocean Energy, Inc.                                        10,106       10,106
          600                      600  *  Office Depot, Inc.                            7,463                     7,463
                        700        700  *  OfficeMax, Inc.                                            3,544        3,544
                        400        400     Ogden Corp.                                                3,625        3,625
                        500        500     OGE Energy Corp.                                          11,344       11,344
                        500        500     Ohio Casualty Corp.                                        8,344        8,344
                        735        735     Old Kent Financial Corp.                                  29,951       29,951
                      1,000      1,000     Old Republic International Corp.                          13,688       13,688
                        300        300     Olin Corp.                                                 4,144        4,144
                        600        600     Olsten Corp.                                               6,038        6,038
                        700        700     Omnicare, Inc.                                             6,475        6,475
          300                      300     Omnicom Group, Inc.                          26,400                    26,400
        2,250                    2,250  *  Oracle Corp.                                107,016                   107,016
                        100        100     Oregon Steel Mills, Inc.                                     844          844
                        450        450  *  Outback Steakhouse, Inc.                                  10,350       10,350
                        200        200     Overseas Shipholding Group, Inc.                           2,575        2,575
          100                      100     Owens Corning                                 2,050                     2,050
          200                      200  *  Owens-Illinois, Inc.                          4,788                     4,788
                        500        500  *  Oxford Health Plans, Inc.                                  5,906        5,906
                        200        200     P.H. Glatfelter Co.                                        2,925        2,925
          100                      100     PACCAR, Inc.                                  4,713                     4,713
                        500        500     Pacific Century Financial Corp.                           11,406       11,406
                        300        300  *  PacifiCare Health Systems, Inc., Class A                  11,831       11,831
          500                      500     PacifiCorp                                   10,313                    10,313
          200                      200     Paine Webber Group Inc.                       8,150                     8,150
          200                      200     Pall Corp.                                    4,388                     4,388
                        300        300  *  Papa Johns International, Inc.                            11,213       11,213
          400                      400  *  Parametric Technology Corp.                   7,625                     7,625
                      1,800      1,800  *  Park Place Entertainment Corp.                            23,624       23,624
          200                      200     Parker Hannifin Corp.                         9,163                     9,163
          400                      400     Paychex, Inc.                                15,750                    15,750
                        200        200  *  Payless ShoeSource, Inc.                                   9,163        9,163
          200                      200     PE Corp PE Biosystems Group                  12,975                    12,975
          300                      300     Peco Energy Co.                              11,456                    11,456
                        610        610     Pennzoil-Quaker State Co.                                  7,206        7,206
                        300        300     Pentair, Inc.                                             11,288       11,288
          100                      100     Peoples Energy Corp.                          3,800                     3,800
          400                      400  *  Peoplesoft, Inc.                              6,000                     6,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          100                      100     Pep Boys-Manny, Moe & Jack (The)           $  1,250                  $  1,250
        2,300                    2,300     PepsiCo, Inc.                                79,781                    79,781
          100                      100     Perkinelmer, Inc.                             4,081                     4,081
                        500        500  *  Perrigo Co.                                                3,781        3,781
        6,100                    6,100     Pfizer, Inc.                                240,950                   240,950
          600                      600     PG&E Corp.                                   13,763                    13,763
          800                      800     Pharmacia & Upjohn, Inc.                     43,150                    43,150
          112                      112     Phelps Dodge Corp.                            6,315                     6,315
        3,600                    3,600     Philip Morris Companies, Inc.                90,675                    90,675
          400                      400     Phillips Petroleum Co.                       18,600                    18,600
          100                      100     Pinnacle West Capital Corp.                   3,688                     3,688
                        700        700  *  Pioneer Natural Resources Corp.                            6,563        6,563
          400                      400     Pitney Bowes, Inc.                           18,225                    18,225
                        300        300     Pittston Brink's Group                                     5,756        5,756
          500                      500     Placer Dome, Inc.                             6,063                     6,063
                        300        300     PMI Group, Inc.                                           15,562       15,562
          500                      500     PNC Bank Corp.                               29,813                    29,813
          100                      100     Polaroid Corp.                                2,231                     2,231
                        300        300  *  Policy Management Systems Corp.                            5,756        5,756
                        900        900     Potomac Electric Power Co.                                24,694       24,694
          300                      300     PP&L Resources, Inc.                          8,119                     8,119
          300                      300     PPG Industries, Inc.                         18,188                    18,188
          200                      200     Praxair, Inc.                                 9,350                     9,350
                        200        200     Precision Castparts Corp.                                  5,900        5,900
                        500        500     Premark International, Inc.                               27,374       27,374
                        600        600  *  Premier Parks, Inc.                                       17,362       17,362
        2,100                    2,100     Procter & Gamble Co.                        220,238                   220,238
          100                      100     Progressive Corp.                             9,256                     9,256
                        600        600  *  Promus Hotel Corp.                                        20,550       20,550
                        400        400     Protective Life Corp.                                     14,475       14,475
                        300        300     Provident Financial Group, Inc.                           12,881       12,881
          250                      250     Providian Financial Corp.                    27,250                    27,250
                        600        600  *  PSS World Medical, Inc.                                    4,650        4,650
                        300        300     Public Service Co. of New Mexico                           5,363        5,363
          300                      300     Public Service Enterprise Group, Inc.        11,869                    11,869
                        500        500     Puget Sound Energy, Inc.                                  11,063       11,063
          100                      100     Pulte Corp.                                   2,013                     2,013
                        200        200  *  QLogic Corp.                                              20,825       20,825
          200                      200     Quaker Oats Co.                              14,000                    14,000
          200                      200  *  QUALCOMM, Inc.                               44,550                    44,550
                      1,200      1,200     Quantum Corp. - DLT & Storage Systems                     18,525       18,525
                        600        600  *  Quantum Corp. - Hard Disk Drive                            3,675        3,675
                        500        500     Questar Corp.                                              9,000        9,000
                        800        800  *  Quintiles Transnational Corp.                             14,850       14,850
                        500        500  *  Quorum Health Group, Inc.                                  4,000        4,000
          200                      200     R. R. Donnelley and Sons Co.                  4,850                     4,850
                        700        700     R.J. Reynolds Tobacco Holdings, Inc.                      15,181       15,181
          500                      500     Ralston Purina Co.                           15,719                    15,719
                        600        600  *  Rationale Software Corp.                                  25,649       25,649
                        200        200     Rayonier, Inc.                                             8,200        8,200
          500                      500     Raytheon Co., Class B                        14,563                    14,563
                        800        800     Reader's Digest Association, Inc.,
                                             Class A                                                 25,800       25,800

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          100                      100  *  Reebok International, Ltd.                 $    981                  $    981
          300                      300     Regions Financial Corp.                       9,019                     9,019
          500                      500     Reliant Energy, Inc.                         13,625                    13,625
                        700        700     Reliastar Financial Corp.                                 30,055       30,055
          200                      200     Republic of New York Corp.                   12,638                    12,638
                        500        500     Reynolds and Reynolds Co., Class A                         9,094        9,094
          100                      100     Reynolds Metals Co.                           6,044                     6,044
          400                      400     Rite Aid Corp.                                3,500                     3,500
          133                      133     RJ Reynolds Tobacco Holdings                  2,884                     2,884
                        600        600  *  Robert Half International, Inc.                           16,237       16,237
          300                      300     Rockwell International Corp.                 14,531                    14,531
          373                      373     Rohm and Haas Co.                            14,268                    14,268
                        100        100     Rollins, Inc.                                              1,569        1,569
                        800        800     Ross Stores, Inc.                                         16,500       16,500
          100                      100  *  Rowan Companies, Inc.                         1,556                     1,556
        3,400                    3,400     Royal Dutch Petroleum Company New York      203,788                   203,788
                        700        700     RPM, Inc.                                                  8,356        8,356
                        300        300     Ruddick Corp.                                              5,119        5,119
          100                      100     Ryder System, Inc.                            2,138                     2,138
                        100        100     Ryerson Tull, Inc.                                         2,050        2,050
          200                      200     SAFECO Corp.                                  5,500                     5,500
          800                      800  *  Safeway, Inc.                                28,250                    28,250
                      1,000      1,000  *  Saks, Inc.                                                17,187       17,187
                        400        400  *  Sanmina Corp.                                             36,024       36,024
                      1,300      1,300  *  Santa Fe Snyder Corp.                                     11,213       11,213
        1,400                    1,400     Sara Lee Corp.                               37,888                    37,888
        5,337                    5,337     SBC Communications, Inc.                    271,853                   271,853
                        800        800     Scana Corp.                                               19,900       19,900
        2,300                    2,300     Schering-Plough Corp.                       113,850                   113,850
          900                      900     Schlumberger, Ltd.                           54,506                    54,506
                        100        100  *  Scholastic Corp.                                           4,650        4,650
                        500        500  *  SCI Systems, Inc.                                         24,688       24,688
          100                      100     Scientific-Atlanta, Inc.                      5,725                     5,725
          300                      300  *  Seagate Technology, Inc.                      8,831                     8,831
          700                      700     Seagram Co., Ltd.                            34,563                    34,563
          200                      200  *  Sealed Air Corp.                             11,075                    11,075
          600                      600     Sears Roebuck and Co.                        16,913                    16,913
          400                      400     Sempra Energy                                 8,175                     8,175
                        500        500  *  Sensormatic Electronics Corp.                              7,563        7,563
                        300        300  *  Sepracor, Inc.                                            24,956       24,956
          400                      400     Service Corp. International                   3,825                     3,825
                        900        900     Shaw Industries, Inc.                                     13,893       13,893
          300                      300     Sherwin-Williams Co.                          6,713                     6,713
                        600        600  *  Siebel Systems, Inc.                                      65,887       65,887
          200                      200     Sigma Aldrich Corp.                           5,700                     5,700
          300                      300  *  Silicon Graphics, Inc.                        2,325                     2,325
          300                      300     SLM Holding Corp.                            14,681                    14,681
                        400        400  *  Smith International, Inc.                                 13,825       13,825
          100                      100     Snap-on, Inc.                                 3,038                     3,038
          400                      400  *  Solectron Corp.                              30,100                    30,100
                        800        800     Solutia, Inc.                                             13,750       13,750
                        700        700     Sonoco Products Co.                                       16,800       16,800

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
                        400        400     Sotheby's Holdings, Inc., Class A                       $ 11,500     $ 11,500
                        300        300     Southdown, Inc.                                           14,494       14,494
        1,100                    1,100     Southern Co.                                 29,219                    29,219
          300                      300     SouthTrust Corp.                             12,000                    12,000
          750                      750     Southwest Airlines Co.                       12,609                    12,609
                      1,100      1,100     Sovereign Bancorp, Inc.                                    9,694        9,694
        1,300                    1,300     Sprint Corp., FON Group                      96,606                    96,606
          700                      700  *  Sprint Corp., PCS Group                      58,056                    58,056
                        200        200  *  SPX Corp.                                                 16,950       16,950
          100                      100  *  St. Jude Medical, Inc.                        2,738                     2,738
          400                      400     St. Paul Companies, Inc.                     12,800                    12,800
                        200        200     Standard Register Co.                                      4,375        4,375
          100                      100     Stanley Works                                 2,775                     2,775
          700                      700  *  Staples, Inc.                                15,531                    15,531
                      1,200      1,200  *  Starbucks Corp.                                           32,625       32,625
          200                      200     State Street Corp.                           15,225                    15,225
                        500        500  *  Steris Corp.                                               6,656        6,656
                        700        700  *  Sterling Commerce, Inc.                                   16,406       16,406
                        500        500  *  Sterling Software, Inc.                                   10,969       10,969
                        300        300     Stewart & Stevenson Services, Inc.                         3,975        3,975
                        900        900     Stewart Enterprises, Inc.                                  4,275        4,275
                        700        700  *  Storage Technology Corp.                                  11,025       11,025
                        200        200  *  Structural Dynamic Research                                1,975        1,975
                        700        700     Stryker Corp.                                             43,224       43,224
                        300        300  *  Suiza Foods Corp.                                         10,819       10,819
          300                      300     Summit Bancorporation                        10,388                    10,388
        1,200                    1,200  *  Sun Microsystems, Inc.                      126,975                   126,975
                        900        900  *  SunGard Data Systems, Inc.                                21,994       21,994
          100                      100     Sunoco, Inc.                                  2,413                     2,413
          500                      500     SunTrust Banks, Inc.                         36,594                    36,594
                        100        100     Superior Industries International, Inc.                    2,669        2,669
          200                      200     Supervalu, Inc.                               4,200                     4,200
                        500        500  *  Swift Transportation Co., Inc.                             8,719        8,719
                        600        600  *  Sybron International Corp.                                14,288       14,288
                        300        300  *  Sykes Enterprises, Inc.                                    9,263        9,263
                        400        400  *  Sylvan Learning Systems, Inc.                              5,175        5,175
                        400        400  *  Symantec Corp.                                            19,100       19,100
                        700        700     Symbol Technologies, Inc.                                 27,825       27,825
                        500        500  *  Synopsys, Inc.                                            31,155       31,155
          400                      400     Synovus Financial Corp.                       8,575                     8,575
          500                      500     SYSCO Corp.                                  19,219                    19,219
          200                      200     T. Rowe Price Associates                      7,100                     7,100
          300                      300     Tandy Corp.                                  18,881                    18,881
                        500        500     TCF Financial Corp.                                       14,750       14,750
                        400        400  *  Tech Data Corp.                                            7,525        7,525
                      1,100      1,100     TECO Energy, Inc.                                         24,269       24,269
                        200        200     Tecumseh Products Co., Class A                             9,588        9,588
          100                      100     Tektronix, Inc.                               3,374                     3,374
                        200        200     Teleflex, Inc.                                             6,813        6,813
                        400        400     Telephone and Data Systems, Inc.                          46,100       46,100
          600                      600  *  Tellabs, Inc.                                37,950                    37,950
          100                      100     Temple-Inland, Inc.                           5,813                     5,813

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          500                      500  *  Tenet Healthcare Corp.                     $  9,719                  $  9,719
          300                      300     Tenneco, Inc.                                 4,800                     4,800
                      1,200      1,200  *  Teradyne, Inc.                                            46,200       46,200
          800                      800     Texaco, Inc.                                 49,100                    49,100
        1,200                    1,200     Texas Instruments, Inc.                     107,700                   107,700
          400                      400     Texas Utilities Co.                          15,500                    15,500
          200                      200     Textron, Inc.                                15,438                    15,438
          300                      300  *  Thermo Electron Corp.                         4,050                     4,050
          100                      100     Thomas & Betts Corp.                          4,488                     4,488
                        400        400     Tidewater, Inc.                                           12,000       12,000
                        400        400     Tiffany & Co.                                             23,800       23,800
        2,100                    2,100     Time Warner, Inc.                           146,344                   146,344
          100                      100     Times Mirror Co.                              7,213                     7,213
          100                      100     Timken Co.                                    1,794                     1,794
          500                      500     TJX Companies, Inc.                          13,563                    13,563
          200                      200     Torchmark Corp.                               6,238                     6,238
          500                      500     Tosco Corp.                                  12,656                    12,656
                        500        500  *  Total Renal Care Holdings, Inc.                            3,656        3,656
          400                      400  *  Toys "R" Us, Inc.                             5,650                     5,650
                        300        300  *  Transaction Systems Architects, Inc.,
                                             Class A                                                  9,225        9,225
                        700        700     Transocean Offshore, Inc.                                 19,031       19,031
          400                      400     Tribune Co.                                  24,000                    24,000
          200                      200  *  Tricon Global Restaurants Inc.                8,038                     8,038
                        300        300  *  Trigon Healthcare, Inc.                                    8,513        8,513
                        400        400     Trinity Industries, Inc.                                  11,925       11,925
          200                      200     TRW, Inc.                                     8,575                     8,575
          100                      100     Tupperware Corp.                              1,981                     1,981
        2,506                    2,506     Tyco International, Ltd.                    100,083                   100,083
                      1,600      1,600     Tyson Foods, Inc., Class A                                24,400       24,400
          800                      800     U. S. WEST, Inc.                             48,850                    48,850
          100                      100  *  U.S. Airways Group, Inc.                      2,800                     2,800
        1,100                    1,100     U.S. Bancorp, Inc.                           40,769                    40,769
                        800        800  *  U.S. Foodservice                                          15,350       15,350
                        300        300  *  UCAR International, Inc.                                   5,869        5,869
                        700        700     Ultramar Diamond Shamrock Corp.                           17,150       17,150
          400                      400     Unicom Corp.                                 15,325                    15,325
                        400        400  *  Unifi, Inc.                                                4,800        4,800
          935                      935     Unilever NV - ADR                            62,353                    62,353
          200                      200     Union Carbide Corp.                          12,200                    12,200
          400                      400     Union Pacific Corp.                          22,300                    22,300
          400                      400     Union Pacific Resources Group, Inc.           5,800                     5,800
          200                      200     Union Planters Corp.                          8,900                     8,900
          400                      400  *  Unisys Corp.                                  9,700                     9,700
          300                      300     United HealthCare Corp.                      15,506                    15,506
          800                      800     United Technologies Corp.                    48,400                    48,400
                        600        600     Unitrin, Inc.                                             22,463       22,463
                        300        300     Universal Corp.                                            7,050        7,050
                        300        300     Universal Foods Corp.                                      5,738        5,738
                        600        600  *  Univision Communications, Inc.                            51,038       51,038
          400                      400     Unocal Corp.                                 13,800                    13,800
          373                      373     UnumProvident Corp.                          12,286                    12,286
                        350        350     USG Corp.                                                 17,347       17,347

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
     AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
   Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
   -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          300                      300     UST, Inc.                                  $  8,306                  $  8,306
          500                      500     USX-Marathon Group                           14,563                    14,563
          100                      100     USX-US Steel Group, Inc.                      2,556                     2,556
                        600        600     UtiliCorp United, Inc.                                    12,975       12,975
          200                      200     V. F. Corp.                                   6,013                     6,013
                        500        500     Valero Energy Corp.                                        9,188        9,188
                        400        400  *  Varco International, Inc.                                  4,225        4,225
                        200        200  *  Ventiv Health, Inc.                                        1,425        1,425
                      1,200      1,200  *  Veritas Software Corp.                                   129,449      129,449
        1,100                    1,100  *  Viacom, Inc., Class B                        49,225                    49,225
                        600        600     Viad Corp.                                                14,738       14,738
                        625        625  *  Vishay Intertechnology, Inc.                              15,273       15,273
                        400        400  *  VISX, Inc.                                                25,024       25,024
                      1,000      1,000  *  Vitesse Semiconductor Corp.                               45,875       45,875
                        300        300  *  Vlasic Foods International, Inc.                           2,306        2,306
          100                      100     Vulcan Materials Co.                          4,131                     4,131
          100                      100  *  W. R. Grace & Co.                             1,494                     1,494
          100                      100     W. W. Grainger, Inc.                          4,238                     4,238
          300                      300     Wachovia Corp.                               25,875                    25,875
        1,600                    1,600     Walgreen Co.                                 40,300                    40,300
                        300        300     Wallace Computer Services, Inc.                            6,638        6,638
        7,000                    7,000     Wal-Mart Stores, Inc.                       399,875                   399,875
        3,200                    3,200  *  Walt Disney Co.                              84,400                    84,400
                        500        500     Warnaco Group, Inc., Class A                               7,125        7,125
        1,300                    1,300     Warner-Lambert Co.                          103,756                   103,756
                        300        300     Washington Gas Light Co.                                   8,156        8,156
          900                      900     Washington Mutual, Inc.                      32,344                    32,344
          900                      900     Waste Management, Inc.                       16,538                    16,538
                        500        500  *  Waters Corp.                                              26,563       26,563
          200                      200  *  Watson Pharmaceuticals, Inc.                  6,350                     6,350
                        300        300     Wausau-Mosinee Paper Corp.                                 3,788        3,788
                        700        700     Weatherford International, Inc.                           23,713       23,713
                        250        250     Webster Financial Corp.                                    7,156        7,156
                        300        300     Wellman, Inc.                                              4,519        4,519
          100                      100  *  Wellpoint Health Networks, Inc.               5,800                     5,800
        2,600                    2,600     Wells Fargo Co.                             124,475                   124,475
          200                      200     Wendy's International, Inc.                   4,775                     4,775
                        300        300     Westamerica Bankcorporation                               10,331       10,331
                        400        400     WestPoint Stevens, Inc., Class A                           7,575        7,575
          100                      100     Westvaco Corp.                                2,969                     2,969
                        300        300  *  Westwood One, Inc.                                        13,838       13,838
          300                      300     Weyerhaeuser Co.                             17,906                    17,906
          100                      100     Whirlpool Corp.                               6,969                     6,969
                        800        800     Whitman Corp.                                             10,400       10,400
          200                      200     Willamette Industries, Inc.                   8,313                     8,313
          700                      700     Williams Companies, Inc.                     26,250                    26,250
                        400        400  *  Williams-Sonoma, Inc.                                     21,500       21,500
                        200        200     Wilmington Trust Corp.                                    10,850       10,850
          200                      200     Winn-Dixie Stores, Inc.                       5,413                     5,413
                        300        300  *  Wisconsin Central Transportation Corp.                     4,163        4,163
                        700        700     Wisconsin Energy Corp.                                    15,663       15,663
          200                      200     Wm. Wrigley Jr. Co.                          15,988                    15,988

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                        MARKET VALUE
---------------------------------------                                           --------------------------------------
    AGSPC 2       AGSPC 2                                                           AGSPC 2       AGSPC 2
  Stock Index  Mid Cap Index  Combined                                            Stock Index   Mid Cap Index  Combined
  -----------  -------------  --------                                            -----------   -------------  --------
                                          Common Stock - continued
          100                      100     Worthington Industries, Inc.                  1,663                     1,663
        1,000                    1,000     Xerox Corp.                                  28,000                    28,000
                     1,100       1,100  *  Xilinx, Inc.                                              86,487       86,487
                       300         300     York International Corp.                                   7,069        7,069
                       600         600     Zions Bancorporation                                      35,363       35,363
                                                                                   -------------------------------------
                                          Total Common Stocks                      $17,559,568   $5,879,760   23,439,328
                                          (Cost $16,188,744, $5,726,556 &          -------------------------------------
                                          $21,915,300 respectively)

          COST AND PAR VALUE
---------------------------------------
                                           REPURCHASE AGREEMENT -
   $2,860,000   $1,660,000  $4,520,000     State Street Bank Repurchase
                                               Agreement, 5.15%, dated 10/31/99
                                               collateralized by U.S. Treasury
                                               Notes                                $2,860,000   $1,660,000   $4,520,000
                                                                                   -------------------------------------

                                           U. S. GOVERNMENT - SHORT TERM
                                           United States Treasury Bills:
      $75,000      $50,000    $125,000         4.51% due 12/09/99                      $74,642      $49,762     $124,404
       50,000                   50,000         4.50% due 12/09/99                       49,762                    49,762
       50,000                   50,000         4.48% due 11/12/99                       49,932                    49,932
                    10,000      10,000         4.45% due 11/12/99                                     9,986        9,986
                    50,000      50,000         4.44% due 12/09/99                                    49,765       49,765
                                           TOTAL U.S. GOVERNMENT - SHORT TERM         $174,336     $109,513     $283,849
                                              (Cost $174,336, $109,513 &
                                              $283,849 respectively)

                                           TOTAL INVESTMENTS                        20,593,904    7,649,273   28,243,177
                                              (Cost $19,223,080, $7,496,069 &
                                              $26,719,149 respectively)

* Non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Stock Index Fund,
      American General Series Portfolio Company 2 Stock Index Fund American General Series Portfolio Company 2 Mid Cap Index Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Stock Index Fund ("Shell Fund") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of Shell Fund after giving effect to its proposed acquisition of American General Series Portfolio Company 2 Mid Cap Index Fund ("Mid Cap Index") and American General Series Portfolio Company 2 Stock Index Fund ("Stock Index") as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of Shell Fund in exchange for shares of Stock Index and Mid Cap Index at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Stock Index and Mid Cap Index for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements of Mid Cap Index and Stock Index which are incorporated by reference in. the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of Mid Cap Index shares and Stock Index shares based upon the net asset value of the Stock Index shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for Shell Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                         American
                                                                         General
                                                                         Series
                                                                      Portfolio 2   North American
                                                                        Balanced        Balanced       Pro-forma         Pro-forma
ASSETS:                                                                   Fund            Fund        Adjustments         Combined
                                                                          ----            ----        -----------         --------
Investments in securities, at value ...............................   $11,247,337     $71,769,480                       $83,016,817
Cash ..............................................................            --             660                               660
Foreign currency ..................................................                         7,820
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value .................................................            --       5,183,450                         5,183,450
Receivables:
      Investments sold ............................................       132,078       1,770,989                         1,903,067
      Fund shares sold ............................................        80,866           9,923                            90,789
      Dividends ...................................................        61,627          52,772                           114,399
      Interest ....................................................            --         760,414                           760,414
      Foreign tax withholding reclaims ............................                         6,899                             6,899
Other assets ......................................................        24,553           1,476                            26,029
                                                                     ------------    ------------    ------------      ------------
            Total assets ..........................................    11,546,461      79,563,883              --        91,110,344

LIABILITIES:
Collateral on securities loaned, at value .........................            --       5,183,450                         5,183,450
Payables:
      Investments purchased .......................................        55,750         572,265                           628,015
      Fund shares redeemed ........................................       100,050          36,583                           136,633
      Dividend and interest withholding tax .......................            --           1,156                             1,156
      Investment adviser ..........................................        59,766          49,057                           108,823
      Custodian and transfer agent fees ...........................            --          11,591                            11,591
      Distribution fee ............................................         4,366          14,139                            18,505
      Other accrued expenses ......................................        27,968          32,706                            60,674
                                                                     ------------    ------------    ------------      ------------
            Total liabilities .....................................       247,900       5,900,947              --         6,148,847

NET ASSETS ........................................................   $11,298,561     $73,662,936              $0       $84,961,497
                                                                     ============    ============    ============      ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ..................        $2,505      $1,271,183                        $1,273,688
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts .......................................       228,864       8,646,672                         8,875,536
      Unrealized appreciation (depreciation) on:
         Investments ..............................................       412,696      (1,896,585)                       (1,483,889)
         Futures ..................................................            --                                                --
         Foreign currency and forward foreign currency contracts ..                          (133)                             (133)
      Capital shares at par value of $.001 ........................         9,950           6,940          (8,879)(1)         8,011
      Additional paid-in capital ..................................    10,644,546      65,534,859           8,879(1)     76,188,284
                                                                     ------------    ------------    ------------      ------------

            Net assets ............................................   $11,298,561     $73,562,936              $0       $84,861,497
                                                                     ============    ============    ============      ============

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                      American
                                                                      General
                                                                       Series
                                                                    Portfolio 2  North American
                                                                      Balanced      Balanced       Pro-forma    Pro-forma
                                                                        Fund          Fund        Adjustments    Combined
                                                                        ----          ----        -----------    --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ............................................   $ 1,808,620   $ 5,936,108                 $ 7,744,728
  Shares outstanding .............................................       159,216       561,872        12,055(1)    733,143

Net asset value (NAV) and redemption price per share .............   $     11.36   $     10.56                 $     10.56

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced .....   $     12.05   $     11.20                 $     11.20


Class B Shares
  Net assets at value ............................................   $ 6,260,659   $13,957,744                 $20,218,403
  Shares outstanding .............................................       551,562     1,330,817        45,260(1)  1,927,639

Net asset value, offering price and redemption price per share ...   $     11.35   $     10.49                 $     10.49

Class C Shares
  Net assets at value ............................................   $        --   $53,669,084                 $53,669,084
  Shares outstanding .............................................            --     5,046,875            --     5,046,875

Net asset value, offering price and redemption price per share ...   $        --   $     10.63                 $     10.63

Class I Shares
  Net assets at value ............................................   $ 1,777,070             0                 $ 1,777,070
  Shares outstanding .............................................       156,355             0        10,820(1)    167,175

Net asset value, offering price and redemption price per share ...   $     11.37   $        --                 $     10.63

Class II Shares
  Net assets at value ............................................   $ 1,452,302   $        --                 $ 1,452,302
  Shares outstanding .............................................       127,884                       8,739(1)    136,623

Net asset value, offering price and redemption price per share ...   $     11.36   $        --            --   $     10.63

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                          American
                                                                          General
                                                                           Series
                                                                        Portfolio 2  North American
                                                                          Balanced      Balanced       Pro-forma         Pro-forma
                                                                            Fund          Fund        Adjustments         Combined
                                                                            ----          ----        -----------         --------
INVESTMENT INCOME:

   Interest .........................................................      $178,717     $2,451,719                       $2,630,436
   Dividends ........................................................        51,583        845,697                          897,280
                                                                        -----------    -----------    -----------       -----------

      Total income ..................................................       230,300      3,297,416             --         3,527,716

EXPENSES:
   Distribution for Class A .........................................         3,924         41,514          1,570(1)         47,008
   Distribution for Class B .........................................        29,389        170,727                          200,116
   Distribution for Class C .........................................            --        616,807                          616,807
   Investment adviser fee ...........................................        59,766        681,955         (3,735)(2)       737,986
   Custodian fee ....................................................         9,757         58,065                           67,822
   Transfer agent fee ...............................................        19,973        129,193                          149,166
   Accounting/administration ........................................         5,839        140,051         (5,000)(3)       140,890
   Audit and legal fees .............................................         4,392         46,612         (3,500)(3)        47,504
   Miscellaneous ....................................................        60,306         76,717        (50,000)(4)        87,023
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ..............       193,346      1,961,641        (60,666)        2,094,321

   Reimbursement of expenses by investment adviser ..................       (96,903)      (190,199)        75,666(5)       (211,436)
                                                                        -----------    -----------    -----------       -----------

            Net expenses ............................................        96,443      1,771,442         15,000         1,882,885
                                                                        -----------    -----------    -----------       -----------

            Net investment income/(loss) ............................       133,857      1,525,974        (15,000)        1,644,831
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................       229,026      9,063,680                        9,292,706
      Futures contracts .............................................            --                                              --
      Foreign currency and forward foreign currency contracts .......            --        (43,308)                         (43,308)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................       412,696     (9,389,607)                      (8,976,911)
      Futures contracts .............................................            --                                              --
      Translation of foreign currency and forward foreign currency
         contracts ..................................................            --           (920)                            (920)
                                                                        -----------    -----------    -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts ...............       641,722       (370,155)            --           271,567

Net increase in net assets resulting from operations ................      $775,579     $1,155,819             --        $1,916,398

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK
                    56,800       56,800    Abbott Laboratories                                        $2,293,300   $2,293,300
           900                      900    Adelphia Communications Corp., Class A  *        $ 49,163                   49,163
         1,700                    1,700    AES Corp.                               *          95,944                   95,944
                    31,447       31,447    Albertson's, Inc.                                           1,141,919    1,141,919
           400                      400    Alcoa, Inc.                                        24,300                   24,300
           600                      600    Allstate Corp.                                     17,250                   17,250
         1,600                    1,600    American Electric Power, Inc.                      55,200                   55,200
         1,600                    1,600    American Greetings Corp., Class A                  41,400                   41,400
           800                      800    Applied Materials, Inc.                 *          71,850                   71,850
                    57,600       57,600    Archer Daniels Midland Company                                709,200      709,200
         2,456                    2,456    Astrazeneca, Plc. - ADR                           112,362                  112,362
         1,850                    1,850    AT&T Corp.                                         86,488                   86,488
         3,800                    3,800    AT&T Corp. - Libery Media Group         *         150,812                  150,812
         1,900                    1,900    Autodesk, Inc.                                     35,625                   35,625
         6,200                    6,200    Autonation, Inc.                        *          62,388                   62,388
                    39,800       39,800    B.F. Goodrich Company                                         942,762      942,762
         1,900                    1,900    Baker Hughes, Inc.                                 53,081                   53,081
         2,800                    2,800    Bank of America Corp.                             180,250                  180,250
                    12,200       12,200    Baxter International, Inc.                                    791,475      791,475
         1,800      30,500       32,300    Beckton Dickinson & Co.                            45,675     773,937      819,612
            12                       12    Berkshire Hathaway, Inc.                *          25,080                   25,080
             1                        1    Berkshire Hathaway, Inc., Class A       *          63,900                   63,900
           700                      700    Black & Decker Corp.                               30,100                   30,100
         1,000                    1,000    Blockbuster, Inc.                                  12,125                   12,125
         2,000                    2,000    Boeing Co.                                         92,125                   92,125
         1,700                    1,700    Bowater, Inc.                                      89,250                   89,250
         1,000                    1,000    Burlington Resources, Inc.                         34,874                   34,874
         1,500                    1,500    Cablevision Systems Corp., Class A      *         101,344                  101,344
         3,800                    3,800    Cadence Design Systems, Inc.            *          57,713                   57,713
         2,700                    2,700    Campbell Soup Co.                                 121,500                  121,500
         2,000                    2,000    Carnival Corp., Class A                            89,000                   89,000
         2,500                    2,500    Cincinnati Financial Corp.                         89,531                   89,531
           600                      600    Circuit City Stores, Inc.                          25,613                   25,613
         2,550                    2,550    Citigroup, Inc.                                   138,019                  138,019
         2,700      32,200       34,900    Clorox Company                                    110,531   1,318,188    1,428,719
                    38,800       38,800    Coastal Corp.                                               1,634,450    1,634,450
         1,100                    1,100    Coca-Cola Co.                                      64,900                   64,900
                    36,900       36,900    Columbia Energy Group                                       2,398,500    2,398,500
                     2,500        2,500    Conagra, Inc.                                                  65,156       65,156
                   127,300      127,300    Conoco, Inc.                                                3,492,794    3,492,794
           800                      800    Continental Airlines, Inc., Class B     *          32,400                   32,400
           300                      300    Delphi Automotive Systems Corp.                     4,931                    4,931
                    21,975       21,975    Dial Corp.                                                    513,666      513,666
         1,900                    1,900    Dover Corp.                                        80,869                   80,869
         2,500                    2,500    Ecolab, Inc.                                       84,531                   84,531
           600                      600    Emerson Electric Co.                               36,038                   36,038
         1,300                    1,300    Exxon Corp.                                        96,281                   96,281
         2,900                    2,900    Federal-Mogul Corp.                                72,863                   72,863
         1,800                    1,800    Forest Laboratories, Inc.               *          82,575                   82,575

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK - continued
         2,700                    2,700    Fort James Corp.                                   71,043                   71,043
         5,100                    5,100    Fox Entertainment Group, Inc.           *         110,287                  110,287
                    55,600       55,600    Franco Nevada Mining Ltd.                                   1,031,239    1,031,239
         1,500                    1,500    Galileo International, Inc.                        45,094                   45,094
           600                      600    Gateway, Inc.                           *          39,638                   39,638
           500                      500    General Electric Co.                               67,780                   67,780
                    19,150       19,150    Glaxo Wellcome Plc                                          1,146,606    1,146,606
                    82,700       82,700    Granada Group                                                 656,361      656,361
         2,900                    2,900    Guidant Corp.                                     143,188                  143,188
         3,500                    3,500    Hasbro, Inc.                                       72,188                   72,188
         1,100                    1,100    Hewlett Packard Co.                                81,468                   81,468
         2,400                    2,400    Household International, Inc.                     107,100                  107,100
         1,100                    1,100    Illinois Tool Works, Inc.                          80,575                   80,575
         2,000       4,100        6,100    IMC Global, Inc.                                   25,500     $52,275       77,775
         2,500                    2,500    Indymac Mortgage Holdings, Inc.                    34,844                   34,844
           800                      800    Intel Corp.                                        61,950                   61,950
           800                      800    International Business Machines                    78,700                   78,700
         1,200                    1,200    Jefferson-Pilot Corp.                              90,074                   90,074
         3,500                    3,500    Kellogg Co.                                       139,343                  139,343
           300                      300    Kimberly-Clark Corp.                               18,938                   18,938
           700                      700    KLA-Tencor Corp.                        *          55,430                   55,430
         1,600                    1,600    KN Energy, Inc.                                    32,200                   32,200
                    27,600       27,600    Lafarge Corporation                                           819,375      819,375
           400                      400    Lincoln National Corp.                             18,450                   18,450
         1,600                    1,600    Lowe's Companies, Inc.                             88,000                   88,000
                     3,100        3,100    Mallinckrodt, Inc.                                            105,206      105,206
         1,000                    1,000    Maxim Integrated Products, Inc.         *          78,937                   78,937
         1,000                    1,000    MCI Worldcom, Inc.                      *          85,813                   85,813
         1,600                    1,600    Medtronic, Inc.                                    55,400                   55,400
                    16,400       16,400    Merck & Company, Inc.                                       1,304,825    1,304,825
                    31,725       31,725    Merck KGAA                                                  1,094,534    1,094,534
         1,500      36,300       37,800    Mirage Resorts, Inc.                    *          21,844     528,619      550,463
           300                      300    Mobil Corp.                                        28,950                   28,950
           900                      900    New York Times Co., Class A                        36,225                   36,225
           900                      900    Niagara Mohawk Holdings, Inc.           *          14,288                   14,288
           800                      800    Nokia Corp. - ADR, Class A                         92,450                   92,450
         4,300                    4,300    Northeast Utilities                     *          89,494                   89,494
           700                      700    PacifiCare Health Systems, Inc., Class A*          27,606                   27,606
         1,000                    1,000    PE Corp - PE Biosystems Group                      64,875                   64,875
         3,500                    3,500    Peoplesoft, Inc.                        *          52,500                   52,500
         2,300                    2,300    PepsiCo, Inc.                                      79,781                   79,781
         2,100                    2,100    Pfizer, Inc.                                       82,950                   82,950
                    13,900       13,900    Pharmacia & Upjohn, Inc.                                      749,731      749,731
         2,200                    2,200    Philip Morris Companies, Inc.                      55,413                   55,413
                     7,800        7,800    Phillips Petroleum Co.                                        362,700      362,700
                   111,900      111,900    Placer Dome, Inc.                                           1,356,787    1,356,787
         1,350                    1,350    PMI Group, Inc.                                    70,031                   70,031
         2,200                    2,200    Policy Management Systems Corp.         *          42,213                   42,213
                    13,550       13,550    Potash Corporation of Saskatchewan, Inc.                      598,741      598,741

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK - continued
                    10,700       10,700    Precision Castparts, Inc.                                      315,650      315,650
         5,900                    5,900    Quintiles Transnational Corp.           *         109,518                   109,518
                     6,400        6,400    Scana Corporation                                              159,200      159,200
         1,300                    1,300    Sealed Air Corp.                        *          71,988                    71,988
         2,700                    2,700    Shell Transport & Trading - ADR                   123,863                   123,863
         2,400                    2,400    SLM Holding Corp.                                 117,449                   117,449
           600                      600    Sony Corp.                                         95,850                    95,850
         2,300                    2,300    Sprint Corp. FON Group                            170,919                   170,919
         1,000                    1,000    Starbucks Corp.                         *          27,188                    27,188
         1,300                    1,300    Storage Technology Corp.                *          20,475                    20,475
         1,900                    1,900    Teradyne, Inc.                          *          73,150                    73,150
                    14,900       14,900    Texaco, Inc.                                                   914,488      914,488
           400                      400    Textron, Inc.                                      30,875                    30,875
           500                      500    Time Warner, Inc.                                  34,844                    34,844
         2,500                    2,500    Tommy Hilfiger Corp.                    *          70,625                    70,625
         2,000                    2,000    Tyco International, Ltd.                           79,875                    79,875
                    21,300       21,300    U.S. West, Inc.                                              1,300,631    1,300,631
         1,000                    1,000    United HealthCare Corp.                            51,688                    51,688
         1,900                    1,900    United Technologies Corp.                         114,950                   114,950
         1,600                    1,600    USX-Marathon Group                                 46,600                    46,600
           900                      900    V. F. Corp.                                        27,056                    27,056
         2,800                    2,800    Viacom, Inc., Class B                   *         125,300                   125,300
         1,000                    1,000    Vodafone Airtouch, Plc. - ADR                      47,938                    47,938
         1,000                    1,000    Wal-Mart Stores, Inc.                              57,125                    57,125
                    12,700       12,700    Warner Lambert                                               1,013,619    1,013,619
         2,500                    2,500    Washington Mutual, Inc.                            89,844                    89,844
         2,500                    2,500    Wells Fargo Co.                                   119,688                   119,688
           200                      200    Williams Communications Group, Inc.     *           6,375                     6,375
         1,700                    1,700    Williams Companies, Inc.                           63,750                    63,750
         2,200                    2,200    Xerox Corp.                                        61,600                    61,600
         1,500      60,210       61,710    XL Capital, Ltd.                                   80,531    3,232,524    3,313,055
         1,500                    1,500    Young & Rubicam, Inc.                              68,625                    68,625

                                          TOTAL COMMON STOCK                              $7,146,130  $32,818,458  $39,964,588
                                          (Cost - $6,652,006, $34,335,615 & $40,987,621,
                                              resepectively)

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                                          BONDS
                                           Charter Communications Holding,
     $ 100,000                $ 100,000        8.25% due 04/01/07                           $ 95,000                  $ 95,000
                                           Continential Airlines,
        99,987                   99,987        7.08% due 11/01/04                            $96,405                    96,405
                                           Discover Card  Master Trust I,
       100,000                  100,000        5.60% due 05/15/06                             96,050                    96,050
                                           Federal Home Loan Bank,
       100,000                  100,000        5.13% due 09/15/03                             95,766                    95,766
                                           Federal Home Loan Mortgage Corporation
                $1,600,000    1,600,000       6.45% due 04/29/09                                       $1,519,248    1,519,248

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                    North                                                                                  North
      AGSPC2      American                                                                   AGSPC2      American
     Balanced     Balanced     Combined                                                     Balanced     Balanced     Combined
     --------     --------     --------                                                     --------     --------     --------
                                          BONDS - continued
                                           Federal National Mortgage Association,
       400,000                  400,000        6.00% due 05/15/08                            381,248                   381,248
                                           Fox/Liberty Networks, LLC,
       100,000                  100,000        zero coupon due 08/15/07                       78,500                    78,500
                                           Government Lease Trust 1999-GSA1, Series A2,
       100,000(1)               100,000        6.18% due  05/18/05                            96,820                    96,820
                                           Government National Mortgage Association:
       248,544                  248,544        6.50% due 06/15/29                            237,513                   237,513
       203,815                  203,815        7.00% due 12/15/22                            201,300                   201,300
       497,385                  497,385        7.00% due 11/25/28                            487,900                   487,900
                                           Green Tree Financial Corp., Series A,
       100,000                  100,000        7.14% due 01/15/29                             99,937                    99,937
                                           Household Finance Corp.,
       100,000                  100,000        6.40% due 06/17/08                             94,468                    94,468
                                           McKesson Corp.,
       100,000                  100,000        6.30% due 03/01/05                             91,278                    91,278
                                           Morgan Stanley Capital,
        93,893                   93,893        6.01% due 11/15/30                             90,168                    90,168
                                           Nabisco, Inc.,
       100,000                  100,000        7.55% due 06/15/15                             95,877                    95,877
                                           Ontario Province
                 1,330,000    1,330,000        6.125% due 09/12/07                                        893,239      893,239
                 1,405,000    1,405,000        6.500% due 03/08/29                                        943,065      943,065
                                           Reliastar Financial Corp.,
       100,000                  100,000        8.00% due 10/30/06                            100,026                   100,026
                                           Spectrasite Holdings, Inc.,
       100,000                  100,000        zero coupon due 07/15/08                       56,250                    56,250
                                           United States Treasury Notes:
                 1,000,000    1,000,000        5.375% due 06/30/03                                        981,560      981,560
                 3,400,000    3,400,000        5.50% due 02/15/08                                       3,261,348    3,261,348
                 3,820,000    3,820,000        5.625% due 05/15/08                                      3,685,689    3,685,689
                   985,000      985,000        5.75% due 11/30/02                                         980,843      980,843
                 4,115,000    4,115,000        5.875% due 02/15/04                                      4,103,437    4,103,437
                 3,950,000    3,950,000        6.25% due 06/30/02                                       3,984,563    3,984,563
       100,000                  100,000        6.38% due 08/15/02                            101,234                   101,234
                 1,000,000    1,000,000        6.625% due 03/31/02                                      1,016,560    1,016,560
                 3,130,000    3,130,000        6.625% due 04/30/02                                      3,184,274    3,184,274
                 4,800,000    4,800,000        6.875% due 05/15/06                                      4,981,488    4,981,488
       700,000                  700,000        6.88% due 05/15/06                            726,467                   726,467
                 4,300,000    4,300,000        7.25% due 05/15/04                                       4,506,916    4,506,916
                 1,300,000    1,300,000        7.25% due 08/15/04                                       1,364,792    1,364,792

                                          TOTAL BONDS                                     $3,322,207  $35,407,022  $38,729,229
                                          (Cost - $3,403,635, $35,786,450 & $39,190,085,
                                             respectively)

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                   North                                                                                  North
     AGSPC2      American                                                                   AGSPC2      American
    Balanced     Balanced     Combined                                                     Balanced     Balanced     Combined
    --------     --------     --------                                                     --------     --------     --------
                                           SHORT TERM INVESTMENTS
                $    1,000   $    1,000    SSGA Money Market Fund                                     $     1,000  $     1,000
                                           (Cost - $1000)

                                           REPURCHASE AGREEMENT
                                           Repurchase Agreement with State Street Bank &
                                           Trust Company dated 10/29/99 at 4.25%, to be
                                           repurchased at $3,544,255 on 11/01/99,
                                           collateralized by $3,605,000 U.S. Treasury
                                           Notes, 4.00% due 10/31/00 (valued at
                $3,543,000   $3,543,000    $5,489,730, including interest)                            $ 3,543,000    3,543,000

                                           State Street Bank Repurchase Agreement,
                                           5.15%, dated 10/31/99, to be
                                           repurchased at $779,334 on 11/01/99,
                                           collateralized by U.S. Treasury Note,
                                           5.38%, 07/31/00, with a par value of
                                           $790,000 (Cost $779,000)                      $   779,000               $   779,000


                                           Total Repurchase Agreement                    $   779,000  $ 3,543,000  $ 4,322,000
                                           (Cost - $3,543,000, $779,000 & $4,322,000,
                                             respectively)

                                           TOTAL SHORT TERM INVESTMENTS                  $   779,000  $ 3,544,000  $ 4,323,000


                                           TOTAL INVESTMENTS                             $11,247,337  $71,769,480  $83,016,817
                                           (Cost - $10,834,641, $73,666,065 &
                                             $84,500,706, respectively)

*Non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Balanced Fund and
      American General Series Portfolio Company 2 Balanced Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Balanced Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Balanced Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                            American      American
                                                            General       General
                                                             Series        Series
                                                          Portfolio 2    Portfolio 2  North American
                                                         International  International  International    Pro-forma        Pro-forma
ASSETS:                                                   Growth Fund     Value Fund   Equity Fund**   Adjustments        Combined
                                                          -----------     ----------   -------------   -----------        --------
Investments in securities, at value ....................   $7,607,141     $9,636,258    $25,628,249                     $42,871,648
Receivable for forward foreign currency contracts
   to sell .............................................           --             --      3,979,413                       3,979,413
Forward foreign currency contracts to buy, at value ....    4,109,593      4,109,593
Cash ...................................................           --             --            385                             385
Foreign currency .......................................           --             --        138,372                         138,372
Investment in State Street Bank & Trust Company
   Navigator Securities Lending Trust held as collateral
   for securities on loan, at value ....................           --             --      3,922,082                       3,922,082
Variation margin receivable for open futures contracts .           --             --        151,098                         151,098
Receivables:
      Investments sold .................................       43,903        115,160             --                         159,063
      Fund shares sold .................................        5,931         17,786         13,508                          37,225
      Dividends ........................................        3,975          7,322         35,880                          47,177
      Interest .........................................           --             --            259                             259
      Foreign tax withholding reclaims .................           --             --         16,475                          16,475
Other assets ...........................................       33,657         19,758         41,522                          94,937
                                                          -----------    -----------    -----------    -----------      -----------
            Total assets ...............................    7,694,607      9,796,284     38,036,836             --       55,527,727

LIABILITIES:
Forward foreign currency contracts to sell, at value ...                                  3,993,804                       3,993,804
Collateral on securities loaned, at value ..............           --             --      3,922,082                       3,922,082
Payables:
      Forward foreign currency contracts to buy ........                                  4,105,676                       4,105,676
      Investments purchased ............................      164,866        122,295      1,012,385                       1,299,546
      Fund shares redeemed .............................           --         11,951         22,188                          34,139
      Dividend and interest withholding tax ............           --             --          4,607                           4,607
      Investment adviser ...............................       55,526         70,660         13,631                         139,817
      Custodian and transfer agent fees ................           --             --          3,687                           3,687
      Distribution fee .................................        2,262          2,770         11,254                          16,286
      Other accrued expenses ...........................       35,475         50,860          1,543                          87,878
                                                          -----------    -----------    -----------    -----------      -----------
            Total liabilities ..........................      258,129        258,536     13,090,857             --       13,607,522

NET ASSETS .............................................   $7,436,478     $9,537,748    $24,945,979             $0      $41,920,205
                                                          ===========    ===========    ===========    ===========      ===========

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) .......      $26,950         $5,369        $53,768                         $86,087
      Accumulated undistributed net realized gain (loss)
         on investments, foreign currency and forward
         foreign currency contracts ....................      156,954        281,880      1,830,855                       2,269,689
      Unrealized appreciation (depreciation) on:
         Investments ...................................      674,057      2,162,620      2,146,348                       4,983,025
         Futures .......................................           --             --        (27,820)                        (27,820)
         Foreign currency and forward foreign
            currency contracts .........................                      (6,841)       (12,515)                        (19,356)
      Capital shares at par value of $.001 .............        6,485          6,639          2,121        (11,979)(1)        3,266
      Additional paid-in capital .......................    6,572,032      7,088,081     20,953,222         11,979(1)    34,625,314
                                                          -----------    -----------    -----------    -----------      -----------

            Net assets .................................   $7,436,478     $9,537,748    $24,945,979             $0      $41,920,205
                                                          ===========    ===========    ===========    ===========      ===========

**  Formerly the International Growth and Income Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                    American     American
                                                                    General      General
                                                                     Series       Series
                                                                  Portfolio 2   Portfolio 2  North American
                                                                 International International International   Pro-forma     Pro-forma
NET ASSET VALUES:                                                 Growth Fund   Value Fund   Equity Fund**  Adjustments    Combined
                                                                  -----------   ----------   -------------  -----------    --------
Class A Shares
  Net assets at value ..........................................  $ 1,649,699   $ 1,936,053   $ 5,970,129                $ 9,555,881
  Shares outstanding ...........................................      143,491       134,284       322,314       50,124(1)   515,929

Net asset value (NAV) and redemption price per share ...........  $     11.50   $     14.42   $     18.52                $     18.52

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ...  $     12.20   $     15.30   $     19.65                $     19.65

Class B Shares
  Net assets at value ..........................................  $ 2,826,092   $ 3,730,989   $17,184,297                $23,741,378
  Shares outstanding ...........................................      247,958       261,392       955,434    1,072,045(1)  1,320,003

Net asset value, offering price and redemption price per share .  $     11.40   $     14.27   $     17.99                $     17.99

Class C Shares
  Net assets at value ..........................................  $        --   $        --   $18,938,549                $18,938,549
  Shares outstanding ...........................................           --            --     1,051,128           --     1,051,128

Net asset value, offering price and redemption price per share .  $        --   $        --   $     18.02                $     18.02

Class I Shares
  Net assets at value ..........................................  $ 1,487,026   $ 2,132,125             0                $ 3,619,151
  Shares outstanding ...........................................      129,227       147,864             0       71,614(1)    200,841

Net asset value, offering price and redemption price per share .  $     11.51   $     14.42   $        --                $     18.02

Class II Shares
  Net assets at value ..........................................  $ 1,473,661   $ 1,738,581   $        --                $ 3,212,242
  Shares outstanding ...........................................      127,792       120,325                     50,468(1)    178,260

Net asset value, offering price and redemption price per share .  $     11.53   $     14.45   $        --           --   $     18.02

** Formerly the International Growth and Income Fund.

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                             American      American
                                                              General       General
                                                              Series        Series
                                                            Portfolio 2   Portfolio 2  North American
                                                           International International  International   Pro-forma        Pro-forma
                                                            Growth Fund    Value Fund   Equity Fund**  Adjustments       Combined
                                                            -----------    ----------   -------------  -----------       --------
INVESTMENT INCOME:

   Interest ..............................................      $24,816       $21,400       $41,854                        $88,070
   Dividends .............................................      117,526        90,041       453,691                        661,258
                                                             ----------    ----------    ----------    ----------       ----------

      Total income .......................................      142,342       111,441       495,545             0          749,328

EXPENSES:

   Distribution for Class A ..............................        3,401         3,709        13,640         2,844(1)        23,594
   Distribution for Class B ..............................       16,888        18,850       145,027                        180,765
   Distribution for Class C ..............................           --            --        72,373                         72,373
   Investment adviser fee ................................       52,251        66,958       230,737        (6,696)(2)      343,250
   Custodian fee .........................................        7,844         8,884        36,313                         53,041
   Transfer agent fee ....................................       15,736        17,843        61,348                         94,927
   Accounting/administration .............................        5,021         5,715        39,260        (5,000)(3)       44,996
   Audit and legal fees ..................................        3,488         3,978        13,198        (3,500)(3)       17,164
   Miscellaneous .........................................       58,096        58,569        35,271       (60,000)(4)       91,936
                                                             ----------    ----------    ----------    ----------       ----------
   Expenses before reimbursement by investment adviser ...      162,725       184,506       647,167       (72,352)         922,046

   Reimbursement of expenses by investment adviser .......      (74,126)      (89,115)      (58,359)      110,352(5)      (111,248)
                                                             ----------    ----------    ----------    ----------       ----------

            Net expenses .................................       88,599        95,391       588,808        38,000          810,798
                                                             ----------    ----------    ----------    ----------       ----------

            Net investment income/(loss) .................       53,743        16,050       (93,263)      (38,000)         (61,470)
                                                             ----------    ----------    ----------    ----------       ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions ............................      156,954       281,880     2,202,524                      2,641,358
      Foreign currency and forward foreign currency
        contracts ........................................      (24,661)       (9,092)     (147,079)                      (180,832)
   Change in unrealized appreciation (depreciation) on:
      Investments ........................................      674,057     2,162,620     2,776,922                      5,613,599
      Foreign currency and forward foreign currency
        contracts ........................................           --        (6,841)      127,819
                                                             ----------    ----------    ----------    ----------       ----------

            Net gain/(loss) on investments, foreign
              currency and forward foreign currency
              contracts ..................................      806,350     2,435,408     4,832,367            --        8,074,125

Net increase in net assets resulting from operations .....     $860,093    $2,451,458    $4,739,104      ($38,000)      $8,012,655

**  Formerly the International Growth and Income Fund.
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.


                 See Notes to Pro-Forma Financial Statements.

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK
          -      5,300          -      5,300    3I Group                                      -    $66,379           -     $66,379
          -          -      1,000      1,000    77 Bank Ltd.                                  -          -     $11,873      11,873
          -          -        700        700    ABB AG                                        -          -      70,491      70,491
          -          -      2,518      2,518    Abbey National Plc.                           -          -      49,154      49,154
          -      2,000          -      2,000    ABN Amro Holdings NV                          -     48,497           -      48,497
          -          -      4,283      4,283    Abn Amro Holdings NV                          -          -     103,572     103,572
          -          -         21         21    Accor SA                                      -          -      20,484      20,484
          -         90          -         90    Accor, S.A.                                   -     20,314           -      20,314
      5,600          -          -      5,600    Aceralia Corp Siderurgica                69,697          -           -      69,697
          -          -        381        381    Acerinox SA                                   -          -      11,582      11,582
      9,000          -          -      9,000    A-COM AB                                104,005          -           -     104,005
      1,000          -          -      1,000    Acom Co.                                109,429          -           -     109,429
          -          -        500        500    Acom Co. Ltd.                                 -          -      54,666      54,666
          -          -        310        310    Acs Actividades de Construc.                  -          -       7,434       7,434
          -          -         60         60    Adecco SA                                     -          -      36,371      36,371
          -          -        200        200    Adidas Salomon AG                             -          -      14,473      14,473
          -      1,100          -      1,100    Advantest Corp.                               -    165,775           -     165,775
          -          -        600        600    Advantest Corporation                         -          -      90,342      90,342
          -          -      1,642      1,642    Aegon NV                                      -          -     151,556     151,556
          -      1,759          -      1,759    AEGON, N.V.                                   -    162,834           -     162,834
          -          -        800        800    Agiv AG                                       -          -      13,911      13,911
          -        132          -        132    Aiful Corp.                                   -     20,527           -      20,527
          -          -      3,000      3,000    Ajinomoto Co., Inc.                           -          -      33,634      33,634
      2,613          -          -      2,613    Akzo Nobel                              112,833          -           -     112,833
          -          -        971        971    Akzo Nobel NV                                 -          -      41,814      41,814
          -          -        466        466    Alcatel                                       -          -      72,789      72,789
          -          -      3,315      3,315    Alitalia Linee Aeree Italiane                 -          -       9,153       9,153
          -          -        900        900    Allianz AG                                    -          -     274,059     274,059
          -          -      2,465      2,465    Allied Zurich Plc                             -          -      29,974      29,974
          -          -      1,000      1,000    Alps Electric Co. Ltd.                        -          -      19,373      19,373
          -          -         20         20    Alusuisse Lonza Group AG                      -          -      12,202      12,202
          -          -      1,574      1,574    Amcor Ltd.                                    -          -       6,879       6,879
          -          -      1,218      1,218    AMEC Plc                                      -          -       4,293       4,293
          -          -        949        949    AMP Diversified Prop. Tr.                     -          -       1,422       1,422
          -          -      2,297      2,297    AMP Limited                                   -          -      23,358      23,358

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
     19,000          -          -     19,000    Amvescap, Plc.                         $169,527          -           -    $169,527
          -          -      1,207      1,207    Anglian Water Plc                             -          -      13,447      13,447
          -          -      2,332      2,332    Argent., Caja Post. Y Banco                   -          -      51,756      51,756
          -          -      1,920      1,920    Arjo Wiggins Appleton Plc                     -          -       6,657       6,657
          -          -     10,000     10,000    Asahi Bank Ltd.                               -          -      88,808      88,808
          -      2,000          -      2,000    Asahi Breweries                               -     28,471           -      28,471
          -          -      2,000      2,000    Asahi Breweries Ltd.                          -          -      28,445      28,445
          -          -      5,000      5,000    Asahi Chemical Industry                       -          -      30,210      30,210
          -          -      5,000      5,000    Asahi Glass Company Ltd.                      -          -      39,753      39,753
          -      2,400          -      2,400    ASM Lithography Hlgs, N.V.                    -    169,857           -     169,857
          -          -      2,426      2,426    Assicurazione Gen. SpA                        -          -      77,830      77,830
          -      2,100          -      2,100    Assicurazioni Generali                        -     67,557           -      67,557
          -          -      3,146      3,146    Associated British Ports                      -          -      15,612      15,612
          -          -      2,848      2,848    Astrazeneca Plc                               -          -     128,789     128,789
          -      2,500          -      2,500    Astrazeneca, Plc.                             -    112,785           -     112,785
          -      2,320          -      2,320    Astrazeneca, Plc. - (SEK)                     -    104,842           -     104,842
          -        200          -        200    Astrazeneca, Plc. - ADR                       -      9,150           -       9,150
          -      7,046          -      7,046    Asustek Computer, Inc.                        -     99,349           -      99,349
          -          -        600        600    Atlas Copco AB  Ser A                         -          -      15,832      15,832
          -          -        300        300    Atlas Copco AB  Ser B                         -          -       7,806       7,806
          -      8,088          -      8,088    Aust & NZ Banking Group                       -     53,400           -      53,400
          -          -        912        912    Australian Gas Light Co.                      -          -       5,031       5,031
          -          -        169        169    Austria Tabak AG                              -          -       7,599       7,599
          -          -        166        166    Austrian Airlines                             -          -       3,527       3,527
          -          -      1,338      1,338    Autopistas Concesionaria                      -          -      14,426      14,426
          -          -        812        812    Axa                                           -          -     114,535     114,535
          -          -        165        165    Azucarera Ebro Agricolas                      -          -       2,947       2,947
          -          -      2,161      2,161    BAA Plc                                       -          -      15,802      15,802
          -          -        747        747    Banca Commerciale Italiana                    -          -       4,495       4,495
          -          -     10,944     10,944    Banca Intesa SpA                              -          -      46,736      46,736
          -          -        870        870    Banca Popolare di Milano                      -          -       5,848       5,848
          -          -     10,534     10,534    Banco Bilbao Vizcaya SA                       -          -     141,605     141,605
          -          -      1,336      1,336    Banco Comercial Portugues                     -          -      37,633      37,633
          -          -        690        690    Banco Espirito Santo                          -          -      17,941      17,941
        825          -          -        825    Banco Pastor, S.A.                      $35,616          -           -      35,616


COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -     18,056     18,056    Banco Sant. Cent. Hispano                     -          -    $187,453    $187,453
      2,000          -          -      2,000    Bank Austria AG                          99,716          -           -      99,716
          -          -        861        861    Bank Austria AG                               -          -      42,810      42,810
          -          -      3,600      3,600    Bank of East Asia Ltd.                        -          -       7,878       7,878
          -          -      1,000      1,000    Bank of Fukuoka Ltd.                          -          -       7,701       7,701
          -      2,800          -      2,800    Bank of Nova Scotia                           -     63,745           -      63,745
          -          -     16,000     16,000    Bank of Tokyo-Mitsubishi                      -          -     265,158     265,158
          -          -        805        805    Banque Nationale de Paris                     -          -      70,703      70,703
          -        310          -        310    Banque Nationale De Paris                     -     27,302           -      27,302
          -          -      1,903      1,903    Barclays Plc                                  -          -      58,381      58,381
          -      1,300          -      1,300    Barclays, Plc.                                -     39,919           -      39,919
          -          -        868        868    Barratt Development Plc                       -          -       3,380       3,380
        230          -          -        230    Barry Callebaut AG                       39,241          -           -      39,241
          -          -      2,550      2,550    BASF AG                                       -          -     114,665     114,665
          -          -      1,456      1,456    Bass Plc                                      -          -      15,958      15,958
          -          -         36         36    Bau Holdings AG                               -          -       1,242       1,242
          -          -      2,800      2,800    Bayer AG                                      -          -     114,567     114,567
          -          -      1,550      1,550    Bayerische Vereinsbank                        -          -     101,735     101,735
          -          -      1,573      1,573    Beazer Group lc                              -          -       3,386       3,386
          -          -        400        400    Beiersdorf AG                                 -          -      26,927      26,927
          -          -        200        200    Benesse Corporation Ltd.                      -          -      42,774      42,774
          -          -      4,146      4,146    Benetton Group SpA                            -          -      $9,158      $9,158
          -          -      1,239      1,239    Berisford Plc                                 -          -       5,782       5,782
          -          -        422        422    Berkeley Group Plc                            -          -       3,807       3,807
          -          -      7,128      7,128    BG Plc                                        -          -      39,589      39,589
          -          -      1,343      1,343    BICC Plc                                      -          -       2,405       2,405
          -          -        250        250    Bilfingeo & Berger Bauak.                     -          -       5,128       5,128
          -          -      3,595      3,595    Blue Circle Industries Plc                    -          -      16,688      16,688
          -          -      1,580      1,580    BOC Group Plc                                 -          -      34,011      34,011
          -      2,500          -      2,500    BOC Group, Plc.                               -     53,658           -      53,658
          -          -         85         85    Boehler-Uddeholm                              -          -       3,558       3,558
      2,100          -          -      2,100    Boehler-Udeholm AG                       88,156          -           -      88,156
          -      4,100          -      4,100    Bombardier, Inc.                              -     72,165           -      72,165
          -          -      1,880      1,880    Boots Company Plc                             -          -      19,292      19,292
          -          -      2,733      2,733    Boral Ltd.                                    -          -       4,113       4,113

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -         85         85    Bouygues                                      -          -    $ 29,594    $ 29,594
          -          -     32,032     32,032    BP Amoco Plc                                  -          -     311,073     311,073
          -          -      3,263      3,263    BPB Plc                                       -          -      19,302      19,302
          -          -      4,425      4,425    BPI-SGPS SA                                   -          -      17,687      17,687
          -          -        529        529    Brambles Industries Ltd.                      -          -      14,877      14,877
          -          -      3,000      3,000    Bridgestone Corporation                       -          -      82,574      82,574
          -          -        431        431    Brisa Auto-Estradas                           -          -      16,978      16,978
          -          -      3,650      3,650    British Aerospace Plc                         -          -      21,592      21,592
          -          -      2,159      2,159    British Airways Plc                           -          -      11,033      11,033
          -          -     11,659     11,659    British Land Company Plc                      -          -      83,912      83,912
          -          -      2,871      2,871    British Sky Broadcasting                      -          -      30,948      30,948
      9,200          -     10,244     19,444    British Telecom. Plc                    167,125          -     185,835     352,960
          -      6,683      3,856     10,539    Broken Hill Proprietary Co.                   -     69,103      39,853     108,956
          -      1,000          -      1,000    Broken Hill Prop. Co.- ADR                    -     21,125           -      21,125
          -          -        267        267    Buhrmann NV                                   -          -       4,603       4,603
          -          -      1,457      1,457    Burmah Castrol Plc                            -          -      25,115      25,115
          -          -         13         13    BWT (Benckiser) AG                            -          -       2,349       2,349
          -          -     32,000     32,000    Cable & Wireless HKT Ltd.                     -          -      73,115      73,115
          -          -      5,103      5,103    Cable & Wireless Plc                          -          -      59,534      59,534
          -      8,900      3,456     12,356    Cadbury Schweppes Plc                         -     58,112      22,488      80,600
          -        760        309      1,069    Canal Plus SA                                 -     52,906      21,451      74,357
          -          -      5,000      5,000    Canon, Inc.                                   -          -     141,460     141,460
          -          -        201        201    Cap Gemini SA                                 -          -      30,445      30,445
          -          -      2,710      2,710    Capital Shopping Centres Plc                  -          -      17,946      17,946
          -          -      4,230      4,230    Caradon Plc                                   -          -       9,860       9,860
          -          -        738        738    Carrefour                                     -          -     136,623     136,623
          -          -        210        210    Cartiere Burgo SpA                            -          -       1,546       1,546
          -          -        213        213    Casino Guichard Perrachon                     -          -      24,197      24,197
          -          -      1,590      1,590    Castellum AB                                  -          -      13,727      13,727
          -          -      9,000      9,000    Cathay Pacific Airways Ltd.                   -          -      18,247      18,247
          -        105          -        105    Celanese AG                                   -      1,645           -       1,645
      3,800          -          -      3,800    Celesius AB, Class B                     59,639          -           -      59,639
          -      2,617          -      2,617    Cemex SA -ADR                                 -     58,878           -      58,878
          -          -          9          9    Central Japan Railway Co.                     -          -      60,852      60,852
          -          -      8,276      8,276    Centrica Plc                                  -          -      24,036      24,036


COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,932      1,932    CGU Plc                                       -          -     $28,159     $28,159
     15,000          -          -     15,000    Cheung Kong                             136,109          -           -     136,109
          -          -      6,000      6,000    Cheung Kong Holdings Ltd.                     -          -      54,644      54,644
          -          -        600        600    Chiba Bank Ltd.                               -          -       3,280       3,280
     36,000          -          -     36,000    China Telecom  (Hong Kong)              123,250          -           -     123,250
        561          -          -        561    Christian Dior                          100,710          -           -     100,710
          -      1,000          -      1,000    CIA Cervejaria Brahma                         -     12,500           -      12,500
          -          -        233        233    Cie de Saint Gobain                           -          -      40,438      40,438
          -          -         65         65    Cie De Seguros Tranquil.                      -          -       1,811       1,811
          -         33          -         33    CIE Financ Richemont                          -     63,179           -      63,179
          -          -        260        260    Cie Fonciere Klepierre                        -          -      26,883      26,883
          -          -        374        374    Cie Generale des Establis.                    -          -      16,286      16,286
          -      2,200          -      2,200    Cifra SA - ADR                                -     33,275           -      33,275
          -          -        964        964    Cimpor Cimentos de Portugal SA                -          -      15,991      15,991
          -          -         34         34    Cin Corporacao Industrial Norte               -          -         855         855
          -        140          -        140    CIT Group, Inc.                               -      3,343           -       3,343
          -          -      6,000      6,000    City Developments Ltd.                        -          -      31,023      31,023
          -      2,000          -      2,000    Clarica Life Insurance Co.                    -     32,484           -      32,484
          -          -      4,500      4,500    CLP Holdings Ltd.                             -          -      20,680      20,680
          -          -        730        730    Cobham Plc                                    -          -       8,829       8,829
          -      6,422      1,520      7,942    Coca-Cola Amatil Ltd.                         -     19,832       4,691      24,523
          -      9,100      2,643     11,743    Coles Myer Ltd.                               -     45,285      13,146      58,431
          -          -      1,929      1,929    Colonial Ltd.                                 -          -       7,098       7,098
          -      5,100          -      5,100    Colt TelecomGroup                             -    152,828           -     152,828
          -          -      4,000      4,000    Comfort Group Ltd.                            -          -       2,008       2,008
      2,900          -          -      2,900    Commerzbank AG                          110,635          -           -     110,635
          -        330          -        330    Comp. De Saint -Gobain                        -     57,431           -      57,431
          -        300          -        300    Comp. Financiere de Paribas                   -     31,326           -      31,326
      3,000          -          -      3,000    Comp. de Brasileira - ADR                65,625          -           -      65,625
          -          -      1,002      1,002    Compass Group Plc                             -          -      10,702      10,702
          -          -        500        500    Continental AG                                -          -      10,860      10,860
          -          -        444        444    Corp. Financiera Alba SA                      -          -      12,890      12,890
          -          -        372        372    Corp. Mapfre Cia International                -          -       6,339       6,339
          -          -        158        158    Corticeira Amorim Socdad                      -          -       1,579       1,579
          -          -      3,788      3,788    Corus Group Plc                               -          -       7,220       7,220
          -          -        700        700    Creative Technology Ltd.                      -          -       8,164       8,164
          -          -        780        780    Credit Suisse Holding                         -          -     149,931     149,931
          -      3,300          -      3,300    CRH, Plc.                                     -     62,478           -      62,478
          -          -        100        100    CSK Corporation                               -          -       4,603       4,603

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -        257        257    CSL Ltd.                                      -          -      $3,114      $3,114
          -          -      2,472      2,472    CSR Ltd.                                      -          -       5,549       5,549
          -          -      1,000      1,000    Cycle & Carriage Ltd.                         -          -       3,397       3,397
          -          -      3,000      3,000    Dai Nippon Printing Co. Ltd.                  -          -      54,695      54,695
          -        400      3,700      4,100    Daimlerchrysler AG                            -     31,221     287,997     319,218
     62,100          -          -     62,100    Dairy Farm International                 48,749          -           -      48,749
          -          -      7,000      7,000    Daiwa Bank Ltd.                               -          -      33,500      33,500
          -          -      2,000      2,000    Daiwa House Industry Co. Ltd.                 -          -      18,299      18,299
          -          -      5,000      5,000    Daiwa Securities Group, Inc.                  -          -      53,371      53,371
     10,500          -          -     10,500    DAO Heng Bank Group, Ltd.                48,246          -           -      48,246
          -          -      5,815      5,815    DBS Group Holdings Ltd.                       -          -      65,726      65,726
          -          -     10,000     10,000    DBS Land Ltd.                                 -          -      18,517      18,517
         16          -          -         16    DDI Corp.                               175,086          -           -     175,086
          -      1,500          -      1,500    De Beers Cons Mines                           -     41,081           -      41,081
          -      1,400          -      1,400    Degussa AG                                    -     53,602           -      53,602
          -          -      2,000      2,000    Denso Corporation                             -          -      42,774      42,774
          -        666      2,000      2,666    Deutsche Bank AG                              -     47,908     143,472     191,380
          -          -      1,350      1,350    Deutsche Lufthansa AG                         -          -      28,400      28,400
          -      1,900      9,938     11,838    Deutsche Telekom AG                           -     87,576     456,808     544,384
          -          -      5,942      5,942    Diageo Plc                                    -          -      60,438      60,438
      3,500          -          -      3,500    Dialog Semiconductor PLC                 90,445          -           -      90,445
          -          -      2,645      2,645    Diligentia AB                                 -          -      18,815      18,815
          -      1,617          -      1,617    Dixons Group, Plc.                            -     28,696           -      28,696
          -          -        400        400    Douglas Holding AG                            -          -      18,155      18,155
          -          -      1,900      1,900    Dresdner Bank AG                              -          -      97,827      97,827
          -          -      1,730      1,730    Drott AB                                      -          -      16,618      16,618
          -      1,815          -      1,815    DSM NV                                        -     68,917           -      68,917
          -          -         17         17    East Japan Railway Co.                        -          -     104,181     104,181
      3,200          -          -      3,200    ECI Telecommunications                   93,200          -           -      93,200
          -          -      1,656      1,656    Edison SpA                                    -          -      13,743      13,743
          -        800          -        800    Eircom, Plc.                                  -      3,341           -       3,341
          -          -      4,211      4,211    Electricidade de Portugal                     -          -      65,466      65,466
          -          -      1,400      1,400    Electrolux AB                                 -          -      27,918      27,918
          -          -      1,752      1,752    Elsevier NV                                   -          -      16,641      16,641
          -          -        374        374    EMAP Plc                                      -          -       4,855       4,855
          -      2,600      3,740      6,340    EMI Group, Plc.                               -     20,462      29,499      49,961

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      4,797      4,797    Endesa SA                                     -          -     $96,020     $96,020
          -          -         96         96    Engil SGPS                                    -          -         976         976
     25,400     11,000          -     36,400    Eni, SpA                                148,956     64,509           -     213,465
          -          -     17,265     17,265    Ente Naz. Idrocarburi SpA                     -          -     100,971     100,971
          -      1,300      1,536      2,836    Enterprise Oil, Plc.                          -      9,237      10,929      20,166
      3,800      1,100          -      4,900    Ericsson LMTEL Co. Series B             162,450     45,877           -     208,327
          -          -         88         88    Eridania Beghin-Say SA                        -          -       9,997       9,997
      5,400          -          -      5,400    ESG RE, Ltd.                             41,850          -           -      41,850
          -          -        650        650    Fag Kugel. Georg Schaefer                     -          -       5,504       5,504
          -          -      1,000      1,000    Fanuc Ltd.                                    -          -      77,683      77,683
          -          -        297        297    Faulding  & Co. Ltd.                          -          -       1,816       1,816
          -          -        861        861    Fiat SpA                                      -          -      27,260      27,260
          -      3,240          -      3,240    Fiat SpA, Private                             -     49,928           -      49,928
          -          -      2,000      2,000    First Capital Corporation Ltd.                -          -       2,381       2,381
    128,000          -          -    128,000    First Pacific Co., Ltd.                  74,136          -           -      74,136
          -          -      1,490      1,490    Firstgroup Plc                                -          -       5,962       5,962
          -          -      1,710      1,710    FKI Plc                                       -          -       4,496       4,496
          -          -        163        163    Flughafen Wein AG                             -          -       5,627       5,627
          -          -      2,400      2,400    Foereningssparbanken AB                       -          -      38,230      38,230
          -          -        472        472    Fomento de Construcciones Y Contra            -          -      11,841      11,841
     14,400          -          -     14,400    Fomento Economico Mexicano UBD           46,654          -           -      46,654
          -      2,250          -      2,250    Foreiningssparbanken AB                       -     35,854           -      35,854
     10,200          -          -     10,200    Forsoft, Ltd.                            74,588          -           -      74,588
          -          -      4,277      4,277    Fosters Brewing Group Ltd.                    -          -      11,368      11,368
          -          -      2,389      2,389    France Telecom SA                             -          -     230,806     230,806
          -          -      2,000      2,000    Fraser & Neave Ltd.                           -          -       8,537       8,537
          -          -     11,000     11,000    Fuji Bank Ltd.                                -          -     150,858     150,858
      4,000          -      2,000      6,000    Fuji Photo Film Co.                     128,627          -      64,256     192,883
          -          -        100        100    Fuji Software ABC, Inc.                       -          -       9,159       9,159
          -      1,000     10,000     11,000    Fujitsu, Ltd.                                 -     30,141     301,141     331,282
          -          -      2,259      2,259    Gas Natural Sdg SA                            -          -      49,899      49,899
          -          -      5,077      5,077    General Electric Plc                          -          -      55,269      55,269
          -          -      3,281      3,281    General Property Trust Units                  -          -       5,270       5,270
          -          -         54         54    Generali Holding, Vienna                      -          -       8,788       8,788
      3,000          -        221      3,221    Getronics NV                            149,985          -      11,019     161,004
          -          -        540        540    Gio Australia Holdings Ltd.                   -          -       1,026       1,026

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,453      2,453    GKN Plc                                       -          -    $ 39,461    $ 39,461
          -          -      5,906      5,906    Glaxo Wellcome Plc 25p Ords                   -          -     174,297     174,297
      6,000          -          -      6,000    Global TeleSystems Group, Inc.          143,625          -           -     143,625
          -          -      2,953      2,953    Goodman Fielder Wattie Ltd.                   -          -       2,731       2,731
          -          -      2,737      2,737    Granada Group Plc                             -          -      21,723      21,723
          -          -     14,750     14,750    Grantchester Holdings Plc                     -          -      32,720      32,720
          -          -      6,370      6,370    Great Portland Estates Plc                    -          -      19,888      19,888
          -          -      1,704      1,704    Great Universal Stores Plc                    -          -      12,908      12,908
          -          -        180        180    Groupe Danone                                 -          -      45,913      45,913
          -        300          -        300    Groupe Danone Frf10                           -     76,733           -      76,733
          -          -        888        888    Grupo Dragados SA                             -          -       9,406       9,406
     40,000          -          -     40,000    Grupo Financiero Banamex-                99,896          -           -      99,896
      1,400          -          -      1,400    Grupo Televisa, S.A.                     59,500          -           -      59,500
          -          -        243        243    Hagemeyer NV                                  -          -       4,982       4,982
          -          -      3,935      3,935    Halifax Group Plc                             -          -      50,241      50,241
          -          -      4,560      4,560    Hammerson Plc                                 -          -      33,715      33,715
          -          -      6,000      6,000    Hang Lung Development Co. Ltd.                -          -       6,449       6,449
          -          -      5,500      5,500    Hang Seng Bank Ltd.                           -          -      59,825      59,825
          -          -        200        200    Hankyu Corp.                                  -          -         689         689
          -          -      2,782      2,782    Hanson Plc                                    -          -      21,668      21,668
     9000(1)         -          -          -    Hanvit Bank - GDR                        66,778          -           -      66,778
          -          -         76         76    Hartwall                                      -          -         974         974
          -          -        900        900    Hazama Corporation                            -          -         578         578
          -          -         50         50    Heidelberger Zement AG                        -          -       3,944       3,944
          -        600        905      1,505    Heineken Holdings NV                          -     30,687      46,159      76,846
          -        900          -        900    Heinekin Holding NV, Class A                  -     32,750           -      32,750
          -          -      3,800      3,800    Hennes & Mauritz AB                           -          -     100,961     100,961
          -          -      2,840      2,840    Hilton Group Plc                              -          -       8,680       8,680
          -        700          -        700    Hirose Electric Co., Ltd.                     -    122,223           -     122,223
          -          -        100        100    Hirose Electric Company Ltd.                  -          -      17,445      17,445
     13,000          -     14,000     27,000    Hitachi, Ltd.                           140,635          -     151,319     291,954
          -          -         20         20    Holderbank Financiere Glarus AG               -          -      24,628      24,628
          -         40          -         40    Holdrbank Finan Glarus, Class B               -     49,362           -      49,362
          -      1,300          -      1,300    Hon Hai Precision- GDR                        -     21,294           -      21,294
          -          -      3,000      3,000    Honda Motor Company                           -          -     126,594     126,594
          -          -     14,000     14,000    Hongkong & China Gas Company Ltd.             -          -      18,562      18,562

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,500      2,500    Hongkong & Shanghai Hotels Ltd.               -          -      $1,834     $ 1,834
     27,500          -          -     27,500    HongKong Electric Holdings               84,062          -           -      84,062
          -          -      4,000      4,000    Hopewell Holdings Ltd.                        -          -       2,536       2,536
          -          -      3,000      3,000    Hotel Properties Ltd.                         -          -       2,561       2,561
          -          -        488        488    Howard Smith Ltd.                             -          -       3,499       3,499
          -          -          -          -    Hoya Corp.                                    -          -           -           -
          -          -     13,514     13,514    HSBC Holdings Plc                             -          -     166,213     166,213
          -      5,000     10,000     15,000    Hutchison Whampoa Ltd.                        -     50,196     100,405     150,601
          -          -      1,485      1,485    Hyder Plc                                     -          -      13,372      13,372
          -          -      3,000      3,000    Hysan Development Co. Ltd.                    -          -       3,572       3,572
          -      2,000          -      2,000    Hyundai Motor Co., Ltd.                       -     17,591           -      17,591
          -          -      4,540      4,540    Iberdrola SA                                  -          -      66,187      66,187
          -          -      1,437      1,437    IMI Plc                                       -          -       5,643       5,643
          -          -      1,324      1,324    Imperial Chemical Industries Plc              -          -      13,173      13,173
          -          -      1,043      1,043    Impregilo SpA                                 -          -         737         737
          -          -     10,000     10,000    Industrial Bank of Japan                      -          -     135,226     135,226
     30,000          -          -     30,000    Industrias  CH S.A., Series B            65,420          -           -      65,420
      2,200          -      2,745      4,945    ING Groep NV                            130,131          -     161,921     292,052
          -     18,900      6,839     25,739    Invensys, Plc.                                -     93,099      33,601     126,700
          -          -        119        119    Investimentos Participacoes                   -          -       1,036       1,036
      7,900          -          -      7,900    Investor AB Holding Co.                 101,383          -           -     101,383
      5,300          -          -      5,300    Ispat Intl-ADR NV                        54,988          -           -      54,988
          -          -      8,413      8,413    Istituto Naz. delle Assicuratrice             -          -      25,530      25,530
          -          -        553        553    Italcementi Fabbriche Riunite                 -          -       2,577       2,577
          -          -        377        377    Italcementi Fabbriche Riunite NCNV            -          -       4,763       4,763
          -          -      1,122      1,122    Italgas Sta Italiana Per Il Gas               -          -       4,638       4,638
          -          -      1,000      1,000    Ito-Yokado Company Ltd.                       -          -      79,985      79,985
          -          -      3,214      3,214    J. Sainsbury Plc                              -          -      19,303      19,303
          -          -     13,000     13,000    Japan Airlines Company Ltd.                   -          -      43,637      43,637
          -          -      1,140      1,140    Jarvis Plc                                    -          -       4,908       4,908
          -          -        565        565    Jeronimo Martins Sgps. SA                     -          -      15,773      15,773
          -     15,000      2,500     17,500    Johnson Electric Holdings, Ltd.               -     81,086      13,516      94,602
          -          -      1,692      1,692    Johnson Matthey Plc                           -          -      15,681      15,681
          -          -      2,400      2,400    Joyo Bank Ltd.                                -          -      11,739      11,739
          -          -      2,000      2,000    Jusco Company Ltd.                            -          -      46,610      46,610
          -          -      9,000      9,000    Kajima Corporation                            -          -      31,677      31,677

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      5,200      5,200    Kansai Electric Power Co., Inc.               -          -     $97,198     $97,198
          -      1,000      2,000      3,000    KAO Corporation                               -     30,525      60,995      91,520
          -          -        100        100    Karstadt AG                                   -          -       4,523       4,523
          -          -      8,000      8,000    Kawasaki Steel Corporation                    -          -      18,107      18,107
      1,500          -          -      1,500    KDD Corp.                               188,620          -           -     188,620
          -          -      1,111      1,111    Kelda Group {lc                               -          -       6,773       6,773
          -          -      7,000      7,000    Keppel Corporation Ltd.                       -          -      19,022      19,022
          -          -        547        547    Kesko Corporation                             -          -       6,225       6,225
          -        400          -        400    Keyence Corp.                                 -    107,317           -     107,317
          -          -      2,640      2,640    Kingfisher Plc                                -          -      28,891      28,891
          -          -     10,000     10,000    Kinki Nippon Railway Company Ltd.             -          -      46,322      46,322
          -          -      6,000      6,000    Kirin Brewery Company Ltd.                    -          -      68,706      68,706
          -          -        190        190    KLM Royal Dutch Air                           -          -       5,176       5,176
          -          -      4,000      4,000    Komatsu Ltd.                                  -          -      23,247      23,247
          -          -         77         77    Koninklijke Nedlloyd NV                       -          -       2,150       2,150
      1,104          -          -      1,104    Koninklijke Philips Electronic          113,533          -           -     113,533
          -          -      1,752      1,752    KoninklijkeAhold NV                           -          -      53,811      53,811
      1,900          -          -      1,900    Korea Telecom Corp. - ADR                66,975          -           -      66,975
      3,726          -      1,357      5,083    KPN NV (Koninklijke)                    191,745          -      69,640     261,385
          -          -        600        600    Kumagai Gumi Co. Ltd.                         -          -         564         564
          -          -      1,100      1,100    Kyocera Corporation                           -          -     105,495     105,495
          -          -      6,200      6,200    L M Ericsson Telefon AB                       -          -     257,831     257,831
          -          -        263        263    Lafarge SA                                    -          -      25,312      25,312
      2,457          -        388      2,845    Lagardere S.C.A.                         99,774          -      15,713     115,487
          -          -        192        192    L'Air Liquide                                 -          -      29,586      29,586
          -          -      1,113      1,113    Laird Group Plc                               -          -       4,682       4,682
          -          -      9,784      9,784    Land Securities Plc                           -          -     121,864     121,864
          -          -      6,149      6,149    Lasmo Plc                                     -          -      13,640      13,640
          -          -     14,174     14,174    Legal & General Group Plc                     -          -      39,361      39,361
          -          -         71         71    Legrand SA                                    -          -      16,990      16,990
          -          -        661        661    Leighton Holdings Ltd.                        -          -       2,403       2,403
          -      3,400      1,298      4,698    Lend Lease Corp., Ltd.                        -     39,139      14,935      54,074
          -          -         28         28    Lenzing AG                                    -          -       1,635       1,635
          -          -        829        829    Lex Services Plc                              -          -       6,334       6,334
     92,000          -          -     92,000    LI & Fung                               160,447          -           -     160,447
          -          -      3,294      3,294    Limit Plc                                     -          -       8,011       8,011

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -        350        350    Linde AG                                      -          -     $18,334     $18,334
          -      2,800      9,981     12,781    Lloyds TSB Group, Plc.                        -     38,729     138,094     176,823
          -          -      1,504      1,504    Lonmin Plc                                    -          -      15,125      15,125
          -          -        160        160    L'Oreal                                       -          -     106,784     106,784
          -        700          -        700    Mabuchi Motor Co., Ltd.                       -    103,477           -     103,477
          -          -        500        500    Man AG                                        -          -      16,619      16,619
        500      1,900      1,350      3,750    Mannesmann AG                            78,843    299,602     212,290     590,735
          -          -      4,980      4,980    Marks & Spencer Plc                           -          -      22,995      22,995
          -          -      1,000      1,000    Marui Company Ltd.                            -          -      18,893      18,893
          -          -     11,000     11,000    Matsushita Electric Industrial                -          -     231,562     231,562
          -          -        877        877    Mayne Nickless Ltd.                           -          -       2,377       2,377
          -          -         92         92    Mayr-Melnhof Karton AG                        -          -       4,098       4,098
          -          -      2,891      2,891    Mediaset SpA                                  -          -      28,858      28,858
          -          -      1,377      1,377    Mediobanca SpA                                -          -      14,165      14,165
          -          -      1,604      1,604    Meggitt Plc                                   -          -       4,006       4,006
          -          -        100        100    Meitec Corporation                            -          -       3,750       3,750
          -          -      7,782      7,782    MEPC Plc                                      -          -      53,963      53,963
          -          -      3,075      3,075    Merita Plc                                    -          -      17,822      17,822
          -      2,500          -      2,500    Metallgesellschaft AG                         -     52,078           -      52,078
          -          -        211        211    Metra AB                                      -          -       3,995       3,995
          -          -        950        950    Metro AG                                      -          -      51,062      51,062
          -          -      1,369      1,369    Metrovacesa SA                                -          -      30,240      30,240
     17,800          -          -     17,800    Metsa Serla, Class B                    161,649          -           -     161,649
          -          -        488        488    Metso                                         -          -       5,518       5,518
      7,000          -      2,860      9,860    Misys, Plc.                              58,658          -      23,827      82,485
          -          -     11,000     11,000    Mitsubishi Chemical Corp.                     -          -      49,899      49,899
          -          -      7,000      7,000    Mitsubishi Corporation                        -          -      50,350      50,350
          -          -     13,000     13,000    Mitsubishi Electric Corp.                     -          -      71,938      71,938
          -          -      4,000      4,000    Mitsubishi Estate Co. Ltd.                    -          -      40,088      40,088
          -          -     13,000     13,000    Mitsubishi Heavy Ind. Ltd.                    -          -      50,993      50,993
          -          -      4,000      4,000    Mitsubishi Trust & Bank. Corp.                -          -      53,822      53,822
          -          -      4,000      4,000    Mitsui & Company                              -          -      29,577      29,577
          -          -        800        800    Mitsui Engineering & Shipbuilding Co.         -          -         714         714
          -          -      2,000      2,000    Mitsui Fudosan Company Ltd.                   -          -      14,942      14,942
          -      9,000          -      9,000    Mitsui Marine & Fire                          -     59,696           -      59,696
          -          -        225        225    Moet Hennessy Louis Vuitton                   -          -      67,923      67,923

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      3,429      3,429    Montedison SpA                                -          -     $ 6,114     $ 6,114
          -          -        550        550    Muenchener Rueckversicherungs                 -          -     126,117     126,117
          -          -                     -    Murata Manufacturing Co. Ltd.                 -          -                       -
          -      1,000      1,000      2,000    Murata Manufacturing Co., Ltd.                -    128,627     128,513     257,140
          -      6,000          -      6,000    Mycal Corp.                                   -     28,451           -      28,451
          -          -      3,197      3,197    National Australia Bank Ltd.                  -          -      49,337      49,337
          -          -      2,129      2,129    National Grid Group Plc                       -          -      15,848      15,848
          -          -      2,597      2,597    National Power Plc                            -          -      17,624      17,624
          -          -      3,000      3,000    Natsteel Ltd.                                 -          -       5,014       5,014
          -      8,000      9,000     17,000    NEC Corp.                                     -    162,031     182,123     344,154
          -          -      2,000      2,000    Neptune Orient Lines Ltd.                     -          -       2,898       2,898
          -         25        120        145    Nestle, S.A.                                  -     48,323     231,451     279,774
          -          -        400        400    Netcom AB                                     -          -      16,609      16,609
          -      1,000          -      1,000    New Bridge Networks Corp.                     -     19,436           -      19,436
          -          -      6,000      6,000    New World Development Co. Ltd.                -          -      11,354      11,354
     21,900        600      4,535     27,035    News Corp, Ltd.                         148,343      4,341      32,795     185,479
          -        850          -        850    News Corp., Ltd. - ADR                        -     25,181           -      25,181
          -          -        932        932    Next Plc                                      -          -      10,054      10,054
          -          -      2,446      2,446    NFC Plc                                       -          -       7,878       7,878
          -        600        300        900    Nichiei Company Ltd.                          -     31,101      15,537      46,638
          -          -        200        200    Nidec Corporation                             -          -      38,841      38,841
          -      5,000      1,000      6,000    Nikon Corporation                             -    119,028      23,784     142,812
          -        500          -        500    Nintendo Co., Ltd.                            -     79,432           -      79,432
          -          -        800        800    Nintendo Company Ltd.                         -          -     126,978     126,978
          -          -      5,000      5,000    Nippon Express Company Ltd.                   -          -      35,389      35,389
          -          -      9,000      9,000    Nippon Mitsubishi Oil Corp.                   -          -      39,705      39,705
          -          -     47,000     47,000    Nippon Steel Corporation                      -          -     119,450     119,450
          -          -         43         43    Nippon Telegraph & Telephone                  -          -     659,824     659,824
          -      9,000      8,000     17,000    Nissan Motors Company                         -     53,994      47,952     101,946
          -          -      3,452      3,452    Nokia AB                                      -          -     395,088     395,088
          -      2,400          -      2,400    Nokia Oyj                                     -    275,442           -     275,442
          -          -      6,000      6,000    Nomura Securities Co. Ltd.                    -          -      99,031      99,031
          -          -      4,810      4,810    Normandy Mining Ltd.                          -          -       3,650       3,650
          -        850          -        850    Norsk Hydro ASA                               -     33,935           -      33,935
          -          -      1,641      1,641    North Ltd.                                    -          -       3,171       3,171
          -         46        190        236    Novartis AG                                   -     68,955     284,196     353,151

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          4          -          4    NTT Corp.                                     -    $61,434           -     $61,434
          -         10          -         10    NTT Mobile Communications                     -    265,892           -     265,892
          -          -        269        269    OCE NV                                        -          -       4,456       4,456
          -          -        470        470    Odakyu Electric Railway Co. Ltd.              -          -       1,465       1,465
          -          -         70         70    Oesterreichische Brau-Beteilign               -          -       3,221       3,221
          -          -        235        235    Oesterreichische Elektrizitaets               -          -      34,013      34,013
          -          -      4,000      4,000    Oji Paper Co. Ltd.                            -          -      28,196      28,196
          -          -      9,381      9,381    Olivetti & Co. SpA                            -          -      18,255      18,255
          -          -        300        300    OM Gruppen AB                                 -          -       3,867       3,867
          -          -        205        205    OMV AG                                        -          -      19,797      19,797
          -      2,500          -      2,500    Orange, Plc.                                  -     62,252           -      62,252
          -          -        700        700    Orica Ltd.                                    -          -       3,701       3,701
          -          -        400        400    Oriental Land Company Plc                     -          -      37,902      37,902
      1,400          -        200      1,600    Orix Corporation                        188,140          -      26,853     214,993
          -          -      9,000      9,000    Osaka Gas Company Ltd.                        -          -      30,124      30,124
          -          -        588        588    Outakumpa                                     -          -       6,729       6,729
          -          -      8,400      8,400    Oversea-Chinese Banking Corp. Ltd.            -          -      63,128      63,128
          -          -      1,000      1,000    Overseas Union Enterprise Ltd.                -          -       2,754       2,754
          -          -      2,596      2,596    Pacific Dunlop Ltd.                           -          -       3,659       3,659
          -          -      3,000      3,000    Parkway Holdings Ltd.                         -          -       5,519       5,519
          -          -      4,303      4,303    Parmalat Finanziaria SpA                      -          -       5,653       5,653
          -          -      1,248      1,248    Pearson Plc                                   -          -      28,095      28,095
          -          -        235        235    Pechiney SA                                   -          -      13,150      13,150
      2,644      1,400          -      4,044    Pechiney, S.A., Class A                 148,362     78,558           -     226,920
          -          -      1,204      1,204    Peninsular & Orient Steam Navigation          -          -      17,311      17,311
          -          -        679        679    Pennon Group Plc                              -          -      10,209      10,209
          -          -        800        800    Penta-Ocean Construction Co. Ltd.             -          -       1,335       1,335
          -          -        227        227    Pernod Ricard                                 -          -      15,329      15,329
      3,500          -          -      3,500    Petroleo Brasileiro S.A.                 55,563          -           -      55,563
          -        325        135        460    Peugeot, S.A.                                 -     62,560      25,915      88,475
          -          -        966        966    Philips Electronics                           -          -      99,068      99,068
          -          -      9,480      9,480    Pilkington Plc                                -          -      14,214      14,214
          -          -        309        309    Pinault-Printemps Redoute                     -          -      58,926      58,926
          -          -      2,234      2,234    Pioneer International Ltd.                    -          -       4,886       4,886
          -          -      5,441      5,441    Pirelli SpA                                   -          -      12,476      12,476
          -      1,600          -      1,600    Pohang Iron & Steel Co., Ltd. - ADR           -     53,400           -      53,400

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
      2,800          -          -      2,800    Pohang Iron & Steel-Spon ADR            $93,450          -           -     $93,450
      1,900          -          -      1,900    Pohjola Group Insurance Corp., Class B  102,205          -           -     102,205
          -          -        660        660    Portucel Industrial SA                        -          -       4,512       4,512
          -          -      1,260      1,260    Portugal Telecom SA                           -          -      56,193      56,193
          -      1,255        450      1,705    Preussag AG                                   -     68,171      24,377      92,548
          -          -      1,260      1,260    Prima Inmobiloaroa SA                         -          -      11,159      11,159
          -          -        500        500    Promise Company Ltd.                          -          -      33,567      33,567
          -          -      3,499      3,499    Prudential Corporation Plc                    -          -      54,851      54,851
          -          -        966        966    QBE Insurance Group Ltd.                      -          -       4,035       4,035
     25,000          -          -     25,000    QXL Ltd.                                 85,730          -           -      85,730
          -          -        803        803    Racal Electronics                             -          -       5,925       5,925
          -          -        920        920    Railtrack Group Plc                           -          -      18,836      18,836
          -          -        508        508    Raisio Group Plc                              -          -       3,308       3,308
          -          -      3,326      3,326    Rank Group Plc                                -          -      10,357      10,357
          -          -      2,207      2,207    Reed International Plc                        -          -      12,947      12,947
      2,927          -          -      2,927    Renault, S.A.                           151,893          -           -     151,893
          -          -        295        295    Reno de Medici SpA                            -          -         864         864
          -          -      4,998      4,998    Rentokil Initial Plc                          -          -      16,733      16,733
          -          -      4,889      4,889    Repsol SA                                     -          -     100,999     100,999
          -      7,400      2,210      9,610    Reuters Group, Plc.                           -     68,460      20,336      88,796
          -          -        905        905    Rexam Plc                                     -          -       3,718       3,718
          -          -        108        108    Rhi AG                                        -          -       3,033       3,033
      2,680          -        965      3,645    Rhone-Poulance S.A.                     150,382          -      54,000     204,382
          -          -        527        527    Rinascente Per L'Esercizio                    -          -       3,659       3,659
          -          -        439        439    Rio Tinto Ltd.                                -          -       7,057       7,057
          -          -      1,832      1,832    Rio Tinto Plc                                 -          -      31,277      31,277
          -          -      1,183      1,183    Riunione Adriatica de Sicurta                 -          -      10,913      10,913
          -          -        761        761    RMC Group Plc                                 -          -      10,942      10,942
          -          -         21         21    Roche Holding Chf Gen. NPV                    -          -     252,116     252,116
          -          2          5          7    Roche Holdings AG                             -     24,063      87,253     111,316
          -          -      2,164      2,164    Rolls Royce Plc                               -          -       7,681       7,681
          -      6,972      2,475      9,447    Royal & Sun Alliance Insur.                   -     47,530      16,857      64,387
          -          -          -          -    Royal Bank of Canada                          -          -           -           -
          -          -      6,266      6,266    Royal Dutch Petrol. Co. NV                    -          -     374,560     374,560
          -          -      2,861      2,861    Rugby Group Plc                               -          -       5,547       5,547
          -          -      1,850      1,850    RWE AG                                        -          -      74,529      74,529

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,149      2,149    Safeway Plc                                   -          -      $6,780      $6,780
          -          -        336        336    Sai Sta Assic. Industrial                     -          -       3,517       3,517
          -          -         50         50    Sairgroup                                     -          -      10,513      10,513
          -          -     16,000     16,000    Sakura Bank Ltd.                              -          -     137,489     137,489
          -          -        332        332    Sampo Insurance Co. Ltd.                      -          -      11,524      11,524
          -          -      3,094      3,094    San Paolo IMI SpA                             -          -      40,095      40,095
          -          -        400        400    Sandvik AB  Ser A                             -          -      10,360      10,360
          -          -        900        900    Sandvik AB  Ser B                             -          -      23,146      23,146
          -      3,000      2,000      5,000    Sankyo Co. Ltd.                               -     85,526      56,967     142,493
          -      1,500      1,679      3,179    Sanofi-Synthelabo SA                          -     66,370      74,086     140,456
          -          -      1,459      1,459    Santos Ltd.                                   -          -       3,750       3,750
          -          -     11,000     11,000    Sanyo Electric Company Ltd.                   -          -      52,748      52,748
          -          -        200        200    SAP AG                                        -          -      74,303      74,303
          -          -        200        200    Schering AG                                   -          -      23,793      23,793
          -          -        414        414    Schneider SA                                  -          -      28,523      28,523
          -          -        311        311    Schroder Plc                                  -          -       6,224       6,224
          -         30          -         30    Schweizerische Rueckversicherungs             -     62,327           -      62,327
      1,301          -          -      1,301    Scor                                     65,181          -           -      65,181
          -          -      1,800      1,800    Securitas AB                                  -          -      26,702      26,702
          -          -        152        152    Seita Soc. Nat'l. D'Exploitation              -          -       8,474       8,474
          -          -      4,000      4,000    Sekisui House Ltd.                            -          -      43,311      43,311
          -          -     10,000     10,000    Sembcorp Industries Ltd.                      -          -      12,626      12,626
          -          -      2,000      2,000    Shangri-La Asia Ltd.                          -          -       2,175       2,175
          -          -      6,000      6,000    Sharp Corporation                             -          -      95,521      95,521
          -      6,600          -      6,600    Shell Transport & Trading Co.                 -     50,639           -      50,639
          -          -      2,000      2,000    Shin-Etsu Chemical Co. Ltd.                   -          -      82,478      82,478
          -          -      1,000      1,000    Shiseido Co. Ltd.                             -          -      15,249      15,249
          -          -      4,000      4,000    Shizuoka Bank Ltd.                            -          -      45,267      45,267
          -        100          -        100    Shohkoh Fund & Co., Ltd.                      -     61,242           -      61,242
          -      1,060      2,250      3,310    Siemens AG                                    -     95,424     201,995     297,419
          -          -         70         70    SILIC                                         -          -      11,560      11,560
          -          -        400        400    SIMCO                                         -          -      34,459      34,459
          -          -      7,000      7,000    Singapore Airlines Ltd.                       -          -      74,070      74,070
          -      3,000      3,000      6,000    Singapore Press Holdings, Ltd.                -     51,477      51,404     102,881
          -     52,000     23,000     75,000    Singapore Tech. Engineering                   -     75,453      33,325     108,778
          -          -     45,000     45,000    Singapore Telecom. Ltd.                       -          -      85,492      85,492

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -     10,000     10,000    Sino Land Company Ltd.                        -          -      $4,570      $4,570
          -          -        448        448    Sirti SpA                                     -          -       2,427       2,427
      6,200          -          -      6,200    SK Telecom Co., Ltd.  ADR                80,988          -           -      80,988
          -          -      2,400      2,400    Skandia Forsakring AB                         -          -      53,405      53,405
          -          -      2,800      2,800    Skandinaviska Ensk. Banken                    -          -      28,769      28,769
          -          -        600        600    Skanska/Frueher AB                            -          -      21,960      21,960
          -          -        400        400    SKF AB                                        -          -       8,123       8,123
          -          -      8,823      8,823    Slough Estates                                -          -      51,178      51,178
          -          -        300        300    SMC Corporation                               -          -      50,609      50,609
          -          -        368        368    Smith Industries Plc                          -          -       4,995       4,995
          -          -      8,850      8,850    Smithkline Beecham Plc                        -          -     114,157     114,157
          -          -      2,119      2,119    SNIA SpA                                      -          -       2,292       2,292
          -          -        723        723    Soc. Gen. de Aguas                            -          -      11,544      11,544
          -        800          -        800    Societe BIC, S.A.                             -     39,237                  39,237
          -          -        258        258    Societe Generale                              -          -      56,175      56,175
          -         28          -         28    Soc. Gen. de Sur. Holding                     -     30,559           -      30,559
        457          -          -        457    Societe Generale, Class A                99,778          -           -      99,778
          -          -         79         79    Sodexho Alliance SA                           -          -      12,963      12,963
          -          -        500        500    Softbank Corporation                          -          -     207,634     207,634
          -          -        495        495    Sol Melia SA                                  -          -       5,649       5,649
          -          -        332        332    Sonae Investimentos SA                        -          -      11,091      11,091
          -          -      1,218      1,218    Sonera Corporation                            -          -      36,576      36,576
        600      1,500      2,000      4,100    Sony Corporation                         93,648    234,120     311,883     639,651
          -        200          -        200    Sony Music Ent. (Japan), Inc.                 -     26,090           -      26,090
          -      3,920          -      3,920    South African Breweries, Ltd.                 -     34,331           -      34,331
          -      2,500          -      2,500    South African Breweries, Plc.                 -     22,142           -      22,142
          -          -      2,000      2,000    South China Morning Post                      -          -       1,480       1,480
          -          -      1,529      1,529    Southcorp Ltd.                                -          -       5,314       5,314
          -          -        600        600    SSAB Swedish Steel                            -          -       7,478       7,478
          -          -      2,618      2,618    Stagecoach Holdings Plc                       -          -       7,442       7,442
          -      2,721          -      2,721    Standard Charter, Plc.                        -     38,107           -      38,107
          -          -        120        120    Ste Fonciere Lyonnaise SA                     -          -      16,068      16,068
          -          -        187        187    Ste. BIC                                      -          -       9,146       9,146
          -      1,640          -      1,640    STMicroelectronics, N.V.                      -    144,437           -     144,437
          -          -        794        794    Stockland Trust Group                         -          -       1,710       1,710
          -          -        137        137    Stork NV                                      -          -       2,688       2,688

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,000      1,000    Straits Trading Company Ltd.                  -          -      $1,052      $1,052
          -          -        345        345    Suez Lyonnaise des Eaux                       -          -      55,703      55,703
          -          -         10         10    Sulzer AG                                     -          -       7,020       7,020
          -          -     10,000     10,000    Sumitomo Bank                                 -          -     160,928     160,928
          -          -      9,000      9,000    Sumitomo Chemical Co. Ltd.                    -          -      57,744      57,744
          -          -      7,000      7,000    Sumitomo Corporation                          -          -      51,156      51,156
          -          -      5,000      5,000    Sumitomo Electric Industries                  -          -      67,181      67,181
          -          -     16,000     16,000    Sumitomo Metal Industries Ltd.                -          -      15,652      15,652
          -          -        400        400    Sumitomo Osaka Cement Co. Ltd.                -          -         660         660
          -      5,000      7,000     12,000    Sun Hung Kai Prop. Ltd.                       -     40,382      56,768      97,150
          -          -        766        766    Suncorp Metway Ltd.                           -          -       4,034       4,034
          -      4,000          -      4,000    Suzuki Motor Corp.                            -     60,819           -      60,819
          -          -      1,000      1,000    Svenska Cellulosa AB                          -          -      26,994      26,994
          -          -      3,000      3,000    Svenska Handelsbanken                         -          -      41,586      41,586
          -          -      1,400      1,400    Swedish Match AB                              -          -       5,124       5,124
          -          -      4,500      4,500    Swire Pacific Ltd.                            -          -      22,302      22,302
          -          -         45         45    Swiss Ruckversicher                           -          -      93,289      93,289
          -        262        200        462    Swisscom AG                                   -     80,012      60,945     140,957
          -          -      1,043      1,043    T.I. Group Plc                                -          -       7,027       7,027
          -          -        904        904    Tabacalera SA                                 -          -      14,881      14,881
          -          -        788        788    Tabcorp Holdings Ltd.                         -          -       4,995       4,995
          -          -      2,000      2,000    Taisho Pharm. Co. Ltd.                        -          -      83,245      83,245
          -      3,621          -      3,621    Taiwan Semiconductor - ADR                    -    125,377           -     125,377
          -      1,000      3,000      4,000    Takeda Chemical Industries Ltd.               -     57,498     172,341     229,839
          -          -        500        500    Takefuji Corporation                          -          -      64,736      64,736
          -          -      1,411      1,411    Taylor Woodrow Plc                            -          -       3,316       3,316
          -      1,000          -      1,000    TDK Corp.                                     -     98,006           -      98,006
          -          -      3,606      3,606    Telecom Italia Mob. SpA Eur                   -          -      12,516      12,516
          -          -     15,270     15,270    Telecom Italia Mob. SpA Eur                   -          -      95,407      95,407
          -          -      8,015      8,015    Telecom Italia SpA Itl1000 Ords               -          -      69,215      69,215
          -          -      1,029      1,029    Telecom Italia SpA Itl1000 Risp               -          -       5,055       5,055
          -      1,800          -      1,800    Telecom Italia, SpA                           -     15,587           -      15,587
          -     17,000          -     17,000    Telecom Italia, SpA - Risp                    -     83,737           -      83,737
      8,708      5,086     13,935     27,729    Telefonica, S.A.                        143,650     83,900     229,244     456,794
          -      1,700          -      1,700    Telefonos De Mexico - ADR                     -    145,350           -     145,350
          -      2,300          -      2,300    Teleglobe                                     -     53,925           -      53,925

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
     12,400          -          -     12,400    Telenorte Leste Partic - ADR           $209,250          -           -    $209,250
          -          -      1,144      1,144    Telepizza SA                                  -          -       6,113       6,113
          -          -      1,000      1,000    Television Broadcasts Ltd.                    -          -       5,342       5,342
          -          -     11,677     11,677    Telstra Corporation Ltd.                      -          -      59,400      59,400
          -          -      1,000      1,000    Terumo Corporation                            -          -      30,402      30,402
          -        207      6,258      6,465    Tesco, Plc.                                   -        615      18,587      19,202
          -          -        794        794    Thames Water Plc                              -          -      11,481      11,481
          -      8,000          -      8,000    The Sakura Bank, Ltd.                         -     68,806           -      68,806
          -          -         20         20    The Swatch Group AG                           -          -      15,929      15,929
          -      3,000          -      3,000    THK Co., Ltd.                                 -     98,198           -      98,198
          -          -        417        417    Thomson  CSF                                  -          -      14,167      14,167
          -      3,600          -      3,600    Thomson Corp.                                 -    105,077           -     105,077
          -          -      1,600      1,600    Thyssen Krupp AG                              -          -      37,867      37,867
          -      6,700          -      6,700    TI Group, Plc.                                -     45,400           -      45,400
          -          -        225        225    Tietoenator Corporation                       -          -       7,810       7,810
          -      5,000          -      5,000    TIM, Spa                                      -     31,326           -      31,326
          -          -      1,432      1,432    TNT Post Groep NV                             -          -      36,451      36,451
          -          -      2,300      2,300    Tohoku Electric Power Co., Inc.               -          -      35,911      35,911
          -          -      8,000      8,000    Tokai Bank Ltd                                -          -      69,819      69,819
          -          -      5,000      5,000    Tokio Marine & Fire Insur, Co.                -          -      65,455      65,455
          -          -      1,000      1,000    Tokyo Broadcasting Sys., Inc.                 -          -      26,422      26,422
          -          -      5,800      5,800    Tokyo Electric Power Co., Inc.                -          -     129,606     129,606
          -      2,000      1,000      3,000    Tokyo Electron, Ltd.                          -    166,255      83,054     249,309
          -          -      3,000      3,000    Toppan Printing Co. Ltd.                      -          -      36,799      36,799
          -          -      8,000      8,000    Toray Industries, Inc.                        -          -      44,116      44,116
          -          -        910        910    Tornet Fastighets AB                          -          -      11,840      11,840
          -      8,000     18,000     26,000    Toshiba Corporation                           -     50,376     113,244     163,620
          -        270      1,720      1,990    Total Fina, S.A.                              -     36,595     232,469     269,064
          -          -        800        800    Toyobo Company Ltd.                           -          -       1,205       1,205
          -          -     13,000     13,000    Toyota Motor Corp.                            -          -     450,082     450,082
          -          -        700        700    Trelleborg AB                                 -          -       6,384       6,384
          -          -      1,304      1,304    Trinity Mirror Plc                            -          -       5,614       5,614
          -         73        600        673    UBS AG                                        -     21,286     174,572     195,858
          -          -        280        280    Unibail SA                                    -          -      40,938      40,938
          -          -         94         94    Unicer Uniao Cervejjeira SA                   -          -       1,780       1,780
          -          -     10,457     10,457    Unicredito Italiano                           -          -      48,946      48,946

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,697      1,697    Unilever NV                                   -          -    $112,454    $112,454
          -      3,500      5,049      8,549    Unilever, Plc.                                -     32,495      46,875      79,370
          -          -      1,504      1,504    Union Electrica Fenosa                        -          -      22,005      22,005
          -          -    140,836    140,836    Unione Immobiliare SpA                        -          -      72,440      72,440
          -          -     11,000     11,000    United Industrial Corp. Ltd.                  -          -       5,985       5,985
     13,000                 6,000     19,000    United Overseas Bank Ltd.                98,621                 45,452     144,073
                     -      5,000      5,000    United Overseas Land Ltd.                     -          -       4,329       4,329
          -          -      1,171      1,171    United Utilities Plc                          -          -      11,603      11,603
          -      2,800          -      2,800    UPM-Kymmene Oyj                               -     88,599           -      88,599
          -          -        844        844    UPM-Kymmene4                                  -          -      26,633      26,633
      8,100          -        685      8,785    Usinor SA                               112,859          -       9,518     122,377
          -          -        115        115    VA Technolocies AG                            -          -       7,690       7,690
          -          -        239        239    Valeo SA                                      -          -      17,170      17,170
          -          -      5,362      5,362    Vallehermoso SA                               -          -      46,305      46,305
          -          -         20         20    Valora Holding AG                             -          -       5,091       5,091
          -          -      2,000      2,000    Veba AG                                       -          -     108,130     108,130
          -          -        213        213    Vedior NV                                     -          -       3,585       3,585
          -          -      2,000      2,000    Venture Manufacturing, Singapore              -          -      17,796      17,796
          -          -      3,000      3,000    Viag AG                                       -          -      55,380      55,380
          -          -      1,337      1,337    Vivendi SA                                    -          -     101,326     101,326
          -          -     48,995     48,995    Vodafone Airtouch Plc                         -          -     228,242     228,242
          -          -      1,250      1,250    Volkswagen AG                                 -          -      73,892      73,892
          -          -        700        700    Volvo AB                                      -          -      18,258      18,258
          -          -      1,400      1,400    Volvo AB                                      -          -      36,175      36,175
          -          -        528        528    Weinerberger Baustoffindustrie                -          -      12,146      12,146
          -          -        450        450    Wesfarmers Ltd.                               -          -       3,332       3,332
          -          -        133        133    Westfield Trust                               -          -         247         247
          -          -      3,102      3,102    Westfield Trust                               -          -       5,954       5,954
          -      9,258      4,391     13,649    Westpac Banking Corp.                         -     59,432      28,175      87,607
          -          -      6,000      6,000    Wharf Holdings Ltd.                           -          -      17,339      17,339
     69,000          -          -     69,000    Wheelock & Company, Ltd.                 78,151          -           -      78,151
          -          -      4,360      4,360    WMC Ltd.                                      -          -      18,712      18,712
          -          -        200        200    Wm-Data Nordik AB                             -          -       8,402       8,402
          -          -        852        852    Wolters Kluwer NV                             -          -      28,472      28,472
          -      1,900          -      1,900    Woodside Petroleum, Ltd.                      -     11,455           -      11,455
          -          -      2,745      2,745    Woolworths Ltd.                               -          -       9,330       9,330

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                              MARKET VALUE
------------------------------------------                                         ------------------------------------------------
                           North                                                                              North
   AGSPC2      AGSPC2    American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l      Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value     Equity                                                      Growth      Value      Equity
    Fund        Fund       Fund    Combined                                            Fund        Fund       Fund        Combined
    ----        ----       ----    --------                                            ----        ----       ----        --------
                                              COMMON STOCK (continued)
        -          -      1,000      1,000    Yamanouchi Pharm. Co.                         -           -      $45,363      $45,363
        -          -        248        248    Zardoya Otis SA                               -           -        2,786        2,786
        -          -        140        140    Zurich Allied AG                              -           -       79,263       79,263
                                                                                            -           -       ------       ------
                                              TOTAL COMMON STOCK                   $7,047,141  $8,734,776  $24,773,782  $40,555,699
                                                                                   ----------  ----------  -----------  -----------
                                              (Cost $6,373,084, $6,571,667,
                                                $22,651,558 and $35,596,309
                                                respectively)

                                            PREFERRED STOCK
        -          -        152        152    Fiat SpA                                      -           -       $2,336       $2,336
        -          -        400        400    Volkswagen AG                                 -           -       14,179       14,179
        -          -      4,007      4,007    News Corporation                              -           -       27,129       27,129
        -          -        150        150    SAP AG                                        -           -       66,109       66,109
        -          -      1,951      1,951    Unilever NV                                   -           -       10,302       10,302
                                                                                            -           -       ------       ------
                                            TOTAL PREFERRED STOCK                           -           -     $120,055     $120,055
                                                                                                              --------     --------
                                              (Cost $0, $0, $107,548 and $107,548
                                              respectively)

                                            RIGHTS & WARRANTS
        -          -        338        338    Banque Nationale de Paris                     -           -       $1,998       $1,998
        -          -         20         20    Lonza Group AG                                -           -       11,678       11,678
        -          -        350        350    Linde AG                                      -           -          736          736
                                                                                            -           -          ---          ---
                                            TOTAL RIGHTS AND WARRANTS                       -           -      $14,412      $14,412
                                                                                                               -------      -------
                                              (Cost $0, $0, $2,795 and $2,795
                                              respectively)

               Par Value
------------------------------------------
                                            SHORT TERM INVESTMENTS
                          1,000      1,000  SSGA Money Market Fund                          -           -       $1,000       $1,000
                                                                                            -           -       ------       ------

                                            REPURCHASE AGREEMENTS
                                            State Street Bank Repurchase
                                              Agreement, 5.15%, dated 10/31/99,
                                              to be repurchased at $560,240 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Note, 5.38%, 07/31/00,
                                              with a par value of $565,000
 $565,000                                     (Cost $560,000)                        $560,000           -            -     $560,000
                                            State Street Bank Repurchase
                                              Agreement, 5.15%, dated 10/31/99,
                                              to be

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                              MARKET VALUE
------------------------------------------                                         ------------------------------------------------
                         North                                                                                North
   AGSPC2    AGSPC2    American                                                       AGSPC2      AGSPC2    American
    Int'l     Int'l      Int'l                                                         Int'l      Int'l       Int'l
   Growth     Value     Equity                                                        Growth      Value      Equity
    Fund      Fund       Fund      Combined                                            Fund        Fund       Fund        Combined
    ----      ----       ----      --------                                            ----        ----       ----        --------
                                              repurchased at $902,387 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Note, 5.38%,7/31/00 ,
                                              with a par value of $910,000
            $902,000                          (Cost $902,000)                               -    $902,000            -     $902,000
                                            State Street Bank Repurchase
                                              Agreement, 4.25%, dated 10/29/99,
                                              to be repurchased at $719,255 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Notes, 4.875%, 03/31/01 ,
                                              with a par value of $740,000
                       $719,000               (Cost $719,000)                               -           -      719,000      719,000
                                                                                            -           -      -------      -------
                                            TOTAL SHORT TERM INVESTMENTS             $560,000    $902,000     $720,000   $2,182,000
                                                                                     --------    --------     --------   ----------
                                            (Cost $560,000, $902,000. $720,000
                                            and $2,182,000 respectively)

                                            TOTAL INVESTMENTS                      $7,607,141  $9,636,776  $25,628,249  $42,872,166
                                                                                   ==========  ==========  ===========  ===========
                                            (Cost $6,933,084, $7,473,667,
                                            $23,481,901 and $37,888,652
                                            respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American International Equity Fund,
      American General Series Portfolio Company 2 International Growth Fund and American General Series Portfolio Company 2 International Value Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American International Equity Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 International Growth Fund ("AGSPC2 Growth"), and American General Series Portfolio Company 2 International Value Fund ("AGSPC2 Value") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 Growth and AGSPC2 Value in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 Growth, AGSPC2 Value and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 Growth and AGSPC2 Value shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                American General
                                                                Series Portfolio 2  North American
                                                                    Core Bond         Core Bond       Pro-forma         Pro-forma
ASSETS:                                                                Fund             Fund**       Adjustments         Combined
                                                                       ----             ------       -----------         --------
Investments in securities, at value ............................   $339,263,186      $12,164,731                       $351,427,917
Cash ...........................................................             --              643                                643
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..............................................             --        1,618,069                          1,618,069
Receivables:
      Investments sold .........................................     14,441,680               --                         14,441,680
      Fund shares sold .........................................         16,387              177                             16,564
      Interest .................................................      3,919,598          234,729                          4,154,327
      From adviser .............................................                             134
Other assets ...................................................         54,795           40,287                             95,082
                                                                   ------------     ------------    ------------       ------------
            Total assets .......................................    357,695,646       14,058,770              --        371,754,416

LIABILITIES:
Collateral on securities loaned, at value ......................             --        1,618,069                          1,618,069
Payables:
      Investments purchased ....................................     24,616,960               --                         24,616,960
      Fund shares redeemed .....................................      3,000,000            8,200                          3,008,200
      Dividends ................................................                          30,610
      Dividend and interest withholding tax ....................             --               21                                 21
      Investment adviser .......................................      1,551,232               --                          1,551,232
      Custodian and transfer agent fees ........................             --            1,527                              1,527
      Distribution fee .........................................            191            4,299                              4,490
      Other accrued expenses ...................................        669,457            1,296                            670,753
                                                                   ------------     ------------    ------------       ------------
            Total liabilities ..................................     29,837,840        1,664,022              --         31,501,862

NET ASSETS .....................................................   $327,857,806      $12,394,748              --       $340,252,554
                                                                   ============     ============    ============       ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ...............       $594,517         ($20,882)                          $573,635
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts ....................................     (7,483,499)        (577,532)                       ($8,061,031)
      Unrealized appreciation (depreciation) on:
         Investments ...........................................     (8,604,320)        (558,562)                        (9,162,882)
      Capital shares at par value of $.001 .....................        346,950            1,259        (313,665)(1)         34,544
      Additional paid-in capital ...............................    343,004,158       13,550,465         313,665(1)     356,868,288
                                                                   ------------     ------------    ------------       ------------

            Net assets .........................................   $327,857,806      $12,394,748              $0       $340,252,554
                                                                   ============     ============    ============       ============

**  Formerly the Investment Quality Bond Fund

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                 Series Portfolio 2  North American
                                                                      Core Bond        Core Bond         Pro-forma       Pro-forma
                                                                        Fund             Fund**         Adjustments       Combined
                                                                        ----             ------         -----------       --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ...........................................   $     130,264    $   3,506,653                     $   3,636,917
  Shares outstanding ............................................          13,785          356,060             (560)(1)      369,285

Net asset value (NAV) and redemption price per share ............   $        9.45    $        9.85                     $        9.85

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $        9.92    $       10.34                     $       10.45

Class B Shares
  Net assets at value ...........................................   $     294,198    $   4,294,772                     $   4,588,970
  Shares outstanding ............................................          31,133          436,117           (1,265)(1)      465,985

Net asset value, offering price and redemption price per share ..   $        9.45    $        9.85                     $        9.85

Class C Shares
  Net assets at value ...........................................   $          --    $   4,593,323                     $   4,593,323
  Shares outstanding ............................................              --          466,440               --          466,440

Net asset value, offering price and redemption price per share ..   $          --    $        9.85                     $        9.85

Class I Shares
  Net assets at value ...........................................   $      49,176                0                     $      49,176
  Shares outstanding ............................................           5,204                0             (212)(1)        4,992

Net asset value, offering price and redemption price per share ..   $        9.45    $          --                     $        9.85

Class II Shares
  Net assets at value ...........................................   $ 327,384,168    $          --                     $ 327,384,168
  Shares outstanding ............................................      34,644,912                        (1,407,941)(1)   33,236,971

Net asset value, offering price and redemption price per share ..   $        9.45    $          --               --    $        9.85

** Formerly the Investment Quality Bond Fund

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                American General
                                                               Series Portfolio 2  North American
                                                                   Core Bond         Core Bond      Pro-forma           Pro-forma
                                                                      Fund             Fund**      Adjustments          Combined
INVESTMENT INCOME:

   Interest ...................................................    $19,789,892       $1,197,389                        $20,987,281
   Dividends ..................................................              0            4,063                              4,063
                                                                  ------------     ------------    ------------       ------------

      Total income ............................................     19,789,892        1,201,452               0         20,991,344

EXPENSES:

   Distribution for Class A ...................................            297           19,724             119(1)          20,140
   Distribution for Class B ...................................          1,749           46,976                             48,725
   Distribution for Class C ...................................             --           54,899                             54,899
   Investment adviser fee .....................................      1,551,018           94,898         279,292(2)       1,925,208
   Custodian fee ..............................................        431,393           36,179                            467,572
   Transfer agent fee .........................................        850,770           37,925                            888,695
   Accounting/administration ..................................         97,221           24,557         (35,000)(3)         86,778
   Audit and legal fees .......................................        192,589            8,172         (15,000)(3)        185,761
   Miscellaneous ..............................................        275,160           14,782         (15,000)(4)        274,942
                                                                  ------------     ------------    ------------       ------------
   Expenses before reimbursement by investment  adviser .......      3,400,197          338,112         214,411          3,952,720

   Reimbursement of expenses by investment adviser ............     (1,214,465)         (74,346)        510,589(5)        (778,222)
                                                                  ------------     ------------    ------------       ------------

            Net expenses ......................................      2,185,732          263,766         725,000          3,174,498
                                                                  ------------     ------------    ------------       ------------

            Net  investment income/(loss) .....................     17,604,160          937,686        (725,000)        17,816,846
                                                                  ------------     ------------    ------------       ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .................................     (6,856,127)        (205,464)                        (7,061,591)
   Change in unrealized appreciation (depreciation) on:
      Investments .............................................     (8,604,320)        (979,000)                        (9,583,320)
                                                                  ------------     ------------    ------------       ------------
            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts .........    (15,460,447)      (1,184,464)             --        (16,644,911)
                                                                  ------------     ------------    ------------       ------------

Net increase in net assets resulting from operations ..........     $2,143,713        ($246,778)      ($725,000)        $1,171,935
                                                                  ------------     ------------    ------------       ------------

**  Formerly the Investment Quality Bond Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds
                                              AAG Holding, Inc.,
                    $100,000     $100,000            6.875% due 06/01/08                             $89,878      $89,878
                                              Abraxas Petroleum Corp.,
                      20,000       20,000            11.50% due 11/01/04                              12,800       12,800
                                              Acetex Corp.,
                      10,000       10,000            9.75% due 10/01/03                                8,600        8,600
                                              Accuride Corp.,
                      10,000       10,000            9.25% due 02/01/08                                9,212        9,212
                                              Acindar Industria, Argentina,
                      10,000       10,000            11.25% due 02/15/04                               6,900        6,900
                                              Advanced Micro Devices, Inc.,
                      10,000       10,000            11.00% due 08/01/03                               9,250        9,250
                                              AK Steel Corp.,
                      15,000       15,000            7.875% due 02/15/09                              13,650       13,650
                                              Alaris Medical, Inc.,
                      15,000       15,000            Step-up due 08/01/08*                             6,375        6,375
                                              Allbritton Communications Co.,
                      20,000       20,000            8.875% due 02/01/08                              19,050       19,050
                                              Allegiance Corp.,
                     325,000      325,000            7.00% due 10/15/26                              319,046      319,046
                                              American Media Operations, Inc.,
                       5,000        5,000            10.25% due 05/01/09                               4,900        4,900
                                              Amerus Capital I,
                     100,000      100,000            8.85% due 02/01/27                               86,050       86,050
                                              AMSC Acquisition, Inc.,
                       5,000        5,000            12.25% due 04/01/08                               3,100        3,100
                                              Amvescap Plc,
                     150,000      150,000            6.60% due 05/15/05                              143,545      143,545
                                              Arco Chemical Co.,
                       5,000        5,000            9.80% due 02/01/20                                4,728        4,728
                                              Arizona Public Service,
    $4,000,000                  4,000,000            5.88% due 02/15/04           $3,833,920                    3,833,920
                                              Associates Corp. of North America,
                     120,000      120,000            5.75% due 11/01/03                              115,854      115,854
                                              AMC Entertainment, Inc.,
                      10,000       10,000            9.50% due 03/15/09                                8,850        8,850
                                              AT&T Canada, Inc.,
     2,130,000                  2,130,000            7.65% due 09/15/06            2,131,554                    2,131,554
                                              AT&T Capital Corp.,
     3,880,000                  3,880,000            6.88% due 01/16/01            3,877,905                    3,877,905
                                              AT&T Corp.,
     3,550,000                  3,550,000            6.50% due 03/15/29            3,281,691                    3,281,691
     6,390,000                  6,390,000            6.00% due 03/15/09            5,652,594                    5,652,594
                                              Aztar Corp.,
                      10,000       10,000            8.875% due 05/15/07                               9,450        9,450
                                              B & G Foods Corp.,
                      10,000       10,000            9.625% due 08/01/07                               8,900        8,900
                                              BankAmerica Corp.,
                     114,000      114,000            9.50% due 04/01/01                              118,309      118,309
                                              BanPonce Financial Corp.,
                     250,000      250,000            6.75% due 08/09/01                              248,600      248,600
                                              Bell Atlantic Pennsylvania, Inc.,
    $7,755,000                 $7,755,000            6.00% due 12/01/28           $6,378,410                   $6,378,410

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Bell Sports, Inc.,
                      10,000       10,000            11.00% due 08/15/08                               9,825        9,825
                                              Benedek Communications Corp.,
                       5,000        5,000            Step-up due 05/15/06*                             4,375        4,375
                                              Beneficial Corp.,
                      75,000       75,000            8.40% due 05/15/08                               80,092       80,092
                                              Boise Cascade Corp.,
                     100,000      100,000            9.90% due 10/01/01                              104,109      104,109
                                              Boise Cascade Office Products Co.,
                     100,000      100,000            7.05% due 05/15/05                               92,719       92,719
                                              BTI Telecommunications Corp.,
                       5,000        5,000            10.50% due 09/15/07                               4,250        4,250
                                              Capital One Bank,
     2,500,000                  2,500,000            6.40% due 05/08/03            2,415,425                    2,415,425
                                              Century Communications,
                      35,000       35,000            Step-up,  due 01/15/08 *                         14,963       14,963
                                              Charter Communications Holdings,
                      15,000       15,000            8.625% due 04/01/09                              14,175       14,175
                                              Chiquita Brands International, Inc.,
                       5,000        5,000            10.0%,  due 06/15/09                              3,750        3,750
                                              Cincinnati Milacron, Inc.,
                     130,000      130,000            7.875% due 05/15/00                             130,178      130,178
                                              Cinergy Corp.,
     2,940,000                  2,940,000            6.13% due 04/15/04            2,789,880                    2,789,880
                                              Classic Cable, Inc.,
                       5,000        5,000            9.875% due 08/01/08                               5,083        5,083
                                              The Cleveland Electric Illuminating
                     125,000      125,000            Company, 7.19% due 07/01/00                     125,026      125,026
                                              Coca Cola Enterprises, Inc.,
     3,550,000                  3,550,000            7.13% due 09/30/09            3,527,032                    3,527,032
                                              Concentric Network Corp.,
                      10,000       10,000            12.75% due 12/15/07                              10,400       10,400
                                              Consolidated Natural Gas Co.,
     2,485,000                  2,485,000            7.25% due 10/01/04            2,501,277                    2,501,277
                                              Costilla Energy, Inc.,
                      20,000       20,000            10.25% due 10/01/06*                              5,000        5,000
                                              Countrywide Home,
     4,715,000                  4,715,000            6.25% due 04/15/09            4,336,055                    4,336,055
                                              Credit National,
                     150,000      150,000            7.00%, due 11/14/05                             144,592      144,592
                                              DecisionOne Corp.,
                      10,000       10,000            9.75% due 08/01/07*                                 150          150
                                              Deere & Co.,
     3,550,000                  3,550,000            6.55% due 07/15/04            3,505,980                    3,505,980
                                              Del Monte Foods Co.,
                      16,000       16,000            Step-up,  due 12/15/07 *                         12,160       12,160
                                              Dime Capital Trust I,
                     150,000      150,000            9.33% due 05/06/27                              148,030      148,030
                                              Disco SA,
                      10,000       10,000            9.875% due 05/15/08                               8,750        8,750
                                              Doman Industries, Ltd.,
                     $10,000      $10,000            12.0% due 07/01/04, 144A                        $10,200      $10,200

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Domtar, Inc.,
                      10,000       10,000            9.50% due 08/01/16                               10,340       10,340
                                              Doral Financial Corp.,
    $2,490,000                  2,490,000            8.50% due 07/08/04           $2,482,911                    2,482,911
                                              Duane Reade, Inc.,
                      20,000       20,000            9.25% due 02/15/08                               19,600       19,600
                                              Duke Capital Corp
     3,550,000                  3,550,000            7.50% due 8/15/09             3,505,625                    3,505,625
                                              Dunlop Aerospace Holdings Plc,
                      10,000       10,000            11.875% due 05/15/09, 144A                       10,100       10,100
                                              EchoStar DBS Corp.,
                      30,000       30,000            9.375% due 02/01/09                              29,700       29,700
                                              Edison International, Inc.,
     7,100,000                  7,100,000            6.88% due 09/15/04            7,038,655                    7,038,655
                                              E.I. du Pont de Nemours and Co.,
     3,550,000                  3,550,000            6.88% due 10/15/09            3,523,517                    3,523,517
                                              Emmis Communications Corp.,
                       5,000        5,000            8.125% due 03/15/09                               4,762        4,762
                                              Energy Corporation of America,
                      20,000       20,000            9.50% due 05/15/07                                9,600        9,600
                                              Engle Homes, Inc.,
                      10,000       10,000            9.25% due 02/01/08                                8,700        8,700
                                              Enron Corp.,
     3,675,000       100,000    3,775,000            6.75% due 09/01/04            3,611,129          98,532    3,709,661
                                              EOP Operating LP,
                      95,000       95,000            6.50% due 01/15/04                               91,661       91,661
                                              Equitable Companies, Inc.,
                     100,000      100,000            7.00% due 04/01/28                               90,970       90,970
                                              e.Spire Communications, Inc.,
                      15,000       15,000            Step-up,  due 04/01/06 *                          8,325        8,325
                                              Exodus Communications, Inc.,
                      10,000       10,000            11.25%  due 07/01/08                             10,225       10,225
                                              Fairchild Semiconductor Corp.,
                      15,000       15,000            10.125% due 03/15/07                             14,700       14,700
                                              Falcon Building Products, Inc.,
                      15,000       15,000            Step-up due 06/15/07*                            11,025       11,025
                                              First Financial Caribbean Corp.,
                     135,000      135,000            7.84% due 10/10/06                              130,741      130,741
                                              First Union National Bank,
     4,890,000                  4,890,000            5.80% due 12/01/08            4,405,303                    4,405,303
                                              Fisher Scientific Int'l., Inc.,
                      10,000       10,000            9.00% due 02/01/08                                9,400        9,400
                                              Florida Windstorm Underwriting,
                     180,000      180,000            7.125% due 02/25/19, 144A                       167,195      167,195
                                              Fred Meyer, Inc.,
     1,630,000                  1,630,000            7.45% due 03/01/08            1,612,689                    1,612,689
                                              Frontiervision Holding, L.P.,
                       5,000        5,000            Step-up, due 09/15/07 *                           4,225        4,225
                                              Gaylord Container Corp.,
                       5,000        5,000            9.375% due 06/15/07                               4,650        4,650
                                              GCI, Inc.,
                     $25,000      $25,000            9.75% due 08/01/07                              $23,625      $23,625

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
     CoreBond       Core Bond                                                      CoreBond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Globalstar LP,
                      15,000       15,000            10.75% due 11/01/04                               7,950        7,950
                                              Granite Broadcasting Corp.,
                      15,000       15,000            8.875% due 05/15/08                              14,437       14,437
                                              Grove Worldwide LLC,
                      15,000       15,000            9.25% due 05/01/08                                4,950        4,950
                                              Grupo Int'l Durango SA,
                      15,000       15,000            12.625% due 08/01/03                             14,494       14,494
                                              GST Telecommunications, Inc.,
                      20,000       20,000            Step-up due 11/15/07 *                           20,000       20,000
                                              Guitar Center Management Co., Inc.,
                      17,000       17,000            11.00% due 07/01/06                              16,660       16,660
                                              Huntsman Corp.,
                      10,000       10,000            9.50% due 07/01/07, 144A                          9,325        9,325
                                              Hyperion Telecommunications, Inc.,
                      10,000       10,000            13.0 % due 04/15/03*                              8,550        8,550
                                              ICI North America, Inc.,
                      65,000       65,000            8.875% due 11/15/06                              68,824       68,824
                                              Innova S. de R.L.,
                      20,000       20,000            12.875% due 04/01/07                             16,100       16,100
                                              Intermedia Communications, Inc.,
                      25,000       25,000            8.875% due 11/01/07                              22,500       22,500
                                              Intermedia Communications, Inc.,
                      10,000       10,000            8.60% due 06/01/08                                8,850        8,850
                                              Iridium Operations LLC,
                      25,000       25,000            11.25% due 07/15/05*                              1,375        1,375
                                              Iron Mountain, Inc.,
                      10,000       10,000            8.75% due 09/30/09                                9,400        9,400
                                              Israel Electric Corp., Ltd.,
    $3,550,000                  3,550,000            8.25% due 10/15/00             $3,564,023                  3,564,023
                                              Jacor Communications Co.,
                      10,000       10,000            8.75% due 06/15/07                               10,050       10,050
                                              Jackson National Life Insurance Co.,
                     100,000      100,000            8.15% due 03/15/27, 144A                         99,270       99,270
                                              J.C. Penney, Inc.,
                      80,000       80,000            7.40% due 04/01/37                               77,714       77,714
                                              Johnstown American Industries, Inc.,
                      10,000       10,000            11.75% due 08/15/05                              10,175       10,175
                                              K & F Industries, Inc.,
                      10,000       10,000            9.25% due 10/15/07                                9,575        9,575
                                              Kelley Oil & Gas Corp.,
                       7,000        7,000            14.00% due 04/15/03                               6,440        6,440
                                              KMC Telecom. Holdings, Inc.,
                      50,000       50,000            Step-up  due 02/15/08*                           27,000       27,000
                                              KN Energy, Inc.,
                     100,000      100,000            6.65% due 03/01/05                               95,431       95,431
                                              LDM Technologies, Inc.,
                      20,000       20,000            10.75% due 01/15/07                              17,600       17,600
                                              Level 3 Communications, Inc.,
                       5,000        5,000            8.00% due 08/01/08                                4,575        4,575
                                              LIN Holdings Corp.,
                     $30,000      $30,000            Step-up due 03/01/08 *                          $19,575      $19,575

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Loew's Cineplex Entertainment Corp.,
                      10,000       10,000            8.875% due 08/01/08                               9,025        9,025
                                              Lyondell Chemical Company,
                      20,000       20,000            9.875% due 05/01/07                              19,950       19,950
                                              Mattress Discounters Corp.,
                       5,000        5,000            12.625% due 07/15/07, 144A                        4,700        4,700
                                              Mediq/PRN Life Support Services,
                      10,000       10,000            11.0% due 06/01/08                                3,200        3,200
                                              Merrill Lynch & Co., Inc.:
    $7,385,000                  7,385,000            7.20% due 10/15/12, MTNB       $6,745,607                  6,745,607
     1,000,000                  1,000,000            6.00% due 02/17/09              1,006,950                  1,006,950
                                              MetroNet Communications Corp.,
     3,910,000                  3,910,000            zero coupon due 06/15/08        3,042,293                  3,042,293
                                              MGC Communications, Inc.,
                       5,000        5,000            13.0% due 10/01/04                                4,463        4,463
                                              Multicanal,
                      20,000       20,000            13.125% due 04/15/09, 144A                       18,850       18,850
                                              Nash Finch Company,
                      10,000       10,000            8.50% due 05/01/08                                8,500        8,500
                                              National Rual Utilities,
     2,000,000                  2,000,000            5.70% due 01/15/10              1,791,300                  1,791,300
                                              NBD Bancorp,
                     300,000      300,000            8.25% due 11/01/24                              321,117      321,117
                                              Neenah Corp.,
                      10,000       10,000            11.125% due 05/01/07                              9,225        9,225
                                              Newcourt Credit Group, Inc.,
     5,755,000                  5,755,000            7.13% due 12/17/03              5,788,200                  5,788,200
                                              News America Holdings, Inc.,
                     250,000      250,000            9.25% due 02/01/13                              274,710      274,710
                                              Nextel Communications, Inc.,
                      50,000       50,000            Step up to 9.75% due 10/31/07 *                  36,000       36,000
                                              Nextlink Communications, Inc.,
                      30,000       30,000            Step-up due 04/15/08 *                           17,850       17,850
                                              Northwestern Bell Telephone,
     1,835,000                  1,835,000            7.75% due 05/01/30              1,812,796                  1,812,796
                                              Ohio National Life Insurance Co.,
                     150,000      150,000            8.50% due 05/15/26, 144A                        155,638      155,638
                                              Olympic Financial, Ltd.,
                      10,000       10,000            11.5% due 03/15/07                                6,200        6,200
                                              Owens Corning,
     5,870,000                  5,870,000            7.70% due 05/01/08              5,616,416                  5,616,416
                                              Newfield Exploration Co.,
                      45,000       45,000            7.45% due 10/15/07                               41,885       41,885
                                              NTL, Inc.,
                      20,000       20,000            Step-up due 10/01/08*                            13,400       13,400
                                              Owens & Minor, Inc.,
                      15,000       15,000            10.875% due 06/01/06                             15,319       15,319
                                              PanEnergy Corp.,
     3,260,000                  3,260,000            7.38% due 09/15/03              3,325,624                  3,325,624
                                              Peco Energy Transition Trust,
    $3,780,000                 $3,780,000            6.135 due 03/01/09             $3,537,814                 $3,537,814
                                              Pennsylvania Electric Co.,
     3,675,000                  3,675,000            6.63% due 04/01/19              3,263,327                  3,263,327

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Petroleos Mexicanos,
                     $25,000       25,000            8.85% due 09/15/07                              $22,688       22,688
                                              P&L Coal Holdings Corp.,
                      25,000       25,000            9.625% due 05/15/08                              24,063       24,063
                                              Pindo Deli Financial Mauritius, Ltd.,
                      10,000       10,000            10.75% due 10/01/07                               6,350        6,350
                                              Pioneer Americas Acquisiton Corp.,
                       5,000        5,000            9.25% due 06/15/07                                3,900        3,900
                                              Plains Resources, Inc.,
                      10,000       10,000            Series B, 10.25% due 03/15/06                    10,050       10,050
                                              Psinet, Inc.,
                       5,000        5,000            11.50% due 11/01/08                               5,206        5,206
                                              Psinet, Inc.,
                      10,000       10,000            10.00% due 02/15/05                               9,825        9,825
                                              RBF Finance,
                      10,000       10,000            11.375% due 03/15/09                             10,525       10,525
                                              RCN Corporation,
                      15,000       15,000            Step-up due 07/01/08*                             9,450        9,450
                                              Repap New Brunswick, Inc.,
                      15,000       15,000            10.625% due 04/15/05                             13,312       13,312
                                              Republic New York Corp.,
                     155,000      155,000            9.75% due 12/01/00                              159,912      159,912
                                              Rite Aid Corp.:
     1,590,000                  1,590,000            7.13% due 01/15/07               1,113,000                 1,113,000
     4,000,000                  4,000,000            6.00% due 12/15/05               2,800,000                 2,800,000
                                              Royal Bank of Scotland Group Plc,
                     150,000      150,000            6.40% due 04/01/09                              137,834      137,834
                                              Royster Clark, Inc.,
                      10,000       10,000            10.25% due 04/01/09, 144A                         8,800        8,800
                                              RSL Communications Plc,
                      10,000       10,000            9.125% due 03/01/08                               8,700        8,700
                                              Safeway, Inc.,
     3,550,000                  3,550,000            7.50% due 09/15/09               3,546,557                 3,546,557
                                              Satelites Mexicanos SA,
                      10,000       10,000            10.125% due 11/01/04                              7,312        7,312
                                              SCL Aereo Santiago,
                     100,000      100,000            6.95% due 07/01/12, 144A                         93,042       93,042
                                              Joseph E. Seagram & Sons, Inc.,
                      65,000       65,000            7.50% due 12/15/18                               62,466       62,466
                                              Security Benefit Life Co.,
                     150,000      150,000            8.75% due 05/15/16, 144A                        155,101      155,101
                                              Silgan Holdings, Inc.,
                       5,000        5,000            9.00% due 06/01/09                                4,738        4,738
                                              Standard Pacific Corp.,
                       5,000        5,000            8.50% due 06/15/07                                4,550        4,550
                                              Stater Bros. Holdings. Inc.,
                      10,000       10,000            10.75% due 08/15/06                              10,175       10,175
                                              Station Casinos, Inc.,
                     $15,000      $15,000            8.875% due 12/01/08, 144A                       $14,475      $14,475
                                              Sullivan Graphics, Inc.,
                      20,000       20,000            12.75% due 08/01/05                              20,450       20,450
                                              Sovereign Specialty Chemicals,
                      15,000       15,000            9.50% due 08/01/07                               14,775       14,775

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Southern Railway Company,
                      30,000       30,000            8.75% due 10/15/03                               31,602       31,602
                                              Sun Canada Financial Co.,
                     200,000      200,000            7.25% due 12/15/15, 144A                        195,390      195,390
                                              Telecommunications Techniques Co., LLC,
                      15,000       15,000            9.75% due 05/15/08                               14,250       14,250
                                              Tele-Communications, Inc.,
                     200,000      200,000            9.25% due 04/15/02                              211,284      211,284
                                              Tembec Finance Corp.,
                       5,000        5,000            9.875% due 10/31/05                               5,162        5,162
                                              Temple-Inland, Inc.,
    $3,550,000                  3,550,000            6.75% due 03/01/09                $3,333,273               3,333,273
                                              Tenet Healthcare Corp.,
                     110,000      110,000            7.875% due 01/15/03                             105,050      105,050
                                              Texas Petrochemicals Corp.,
                      10,000       10,000            11.125% due 07/01/06                              8,100        8,100
                                              Time Warner Telecommunications, LLC,
                       5,000        5,000            9.75% due 07/15/08                                5,100        5,100
                                              Transamerica Finance Corp.,
     6,520,000                  6,520,000            7.25% due 08/15/02                 6,551,948               6,551,948
                                              Triad Hospitals Holdings, Inc.,
                       5,000        5,000            11.0% due 05/15/09, 144A                          4,912        4,912
                                              True Temper Sports, Inc.,
                      15,000       15,000            10.875% due 012/01/08                            14,400       14,400
                                              Tyco International Group SA,
     5,215,000                  5,215,000            6.88% due 09/05/02                 5,181,937               5,181,937
                                              Universal Hospital Services, Inc.,
                      15,000       15,000            10.25% due 03/01/08                              10,200       10,200
                                              U.S. Bancorp,
                     300,000      300,000            7.50% due 06/01/26                              304,494      304,494
                                              U.S. West Capital Funding, Inc.,
                      80,000       80,000            6.25% due 07/15/05                               76,510       76,510
     1,630,000                  1,630,000            6.88% due 08/15/01                 1,623,024               1,623,024
                                              Valero Energy Corp.,
     5,145,000                  5,145,000            7.38% due 03/15/06                 4,924,331               4,924,331
                                              Verio, Inc.,
                      15,000       15,000            10.375% due 04/01/05                             15,000       15,000
                                              Verio, Inc.,
                      10,000       10,000            11.25% due 12/01/08                              10,300       10,300
                                              Viatel, Inc.,
                      15,000       15,000            11.25% due 04/15/08                              14,175       14,175
                                              Vlasic Foods, Inc.
                      15,000       15,000            10.25% due 07/01/09                              14,100       14,100
                                              Wachovia Corp.,
     3,260,000                  3,260,000            5.63% due 12/15/08                 2,917,570               2,917,570
                                              Wesco Distribution, Inc.,
                      15,000       15,000            9.125% due 06/01/08                              13,425       13,425
                                              Western Financial Savings,
                      25,000       25,000            8.875% due 08/01/07                              22,125       22,125
                                              Williams Companies, Inc.,
    $3,260,000                  3,260,000            7.63% due 07/15/19                $3,170,741               3,170,741
                                              WorldCom, Inc.,
                     200,000      200,000            7.55% due 04/01/04                              203,332      203,332

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                               Corporate Bonds - cont'd
                                               Werner Holding, Inc.,
                      $5,000       $5,000           10.00% due 11/15/07                               $4,850         $4,850
                                               YPF SA,
                      70,000       70,000           8.00% due 02/15/04                                68,928         68,928
                                               ZSC Specialty Corp.,
                      10,000       10,000           11.0% due 07/01/09, 144A                          10,050         10,050
                                           Total Corporate Bonds
                                               (Cost - $149,666,830, $7,000,829,  $145,068,283   $ 6,674,240   $151,742,523
                                                 & $156,667,659, respectively)

                                           Foreign Bonds
                                               Cable & Wire Optus, Ltd.,
    $3,260,000                 $3,260,000           8.13% due 06/15/09              $3,272,421                   $3,272,421
                                               Fairfax Financial Holdings, Ltd.:
     2,935,000                  2,935,000           8.25% due 10/01/15               2,676,749                    2,676,749
     3,780,000                  3,780,000           7.38% due 03/15/06               3,439,134                    3,439,134
                                               Newcourt Credit Group, Inc.,
     2,610,000                  2,610,000           6.88% due 02/16/05               2,578,497                    2,578,497
                                               Quebec-Prov,
     1,775,000                                      7.50% due 09/15/29               1,783,520                    1,783,520
                                               United News & Media, Plc.,
     3,260,000                  3,260,000           7.75% due 07/01/09               3,134,588                    3,134,588
                                           Total Foreign Bonds
                                               (Cost - $15,761,123, $0, &
                                               $15,761,123, respectively)          $16,884,909   $         -    $16,884,909

                                           U.S. Government Bonds
                                           U.S. Treasury Bonds
   $11,210,000                $11,210,000           5.25% due 02/15/29              $9,689,588                   $9,689,588
                    $560,000      560,000           7.50% due 11/15/16                              $617,927        617,927
                     125,000      125,000           9.25% due 02/15/16                               159,160        159,160
                   1,030,000    1,030,000           12.00% due 08/15/13                            1,412,068      1,412,068
                                           U. S. Treasury Notes:
     2,130,000                  2,130,000           3.88% due 01/15/09               2,090,062                    2,090,062
     2,075,000                  2,075,000           5.63% due 02/15/06               2,024,744                    2,024,744
    15,975,000                 15,975,000           6.00% due 08/15/04              16,012,343                   16,012,343
     1,950,000                  1,950,000           7.50% due 02/15/05               2,072,187                    2,072,187
                                           Federal Farm Credit Bank,
     5,540,000                  5,540,000           6.75% due 07/07/09               5,502,771                    5,502,771
                                           Federal Home Loan Bank:
     3,780,000                  3,780,000           5.81% due 03/23/09               3,511,847                    3,511,847
     4,000,000                  4,000,000           5.32% due 12/23/08               3,591,240                    3,591,240
                                           Federal Home Loan Mortgage Corp.
    $3,460,793      $751,185   $4,211,978           6.00% due 11/01/13 - 09/25/22   $3,331,014      $706,274     $4,037,288
     4,095,147                  4,095,147           6.00% due 06/01/29               3,821,265                    3,821,265
     6,000,000                  6,000,000           6.22% due 03/18/08               5,636,220                    5,636,220
     3,260,000                  3,260,000           6.25% due 07/15/04               3,230,953                    3,230,953
                     100,000      100,000           6.50% due 06/15/23                                96,031         96,031
                     200,000      200,000           7.00% due 09/15/21                               196,936        196,936
       131,411                    131,411           7.00% due 03/01/12                 131,411                      131,411
        41,386                     41,386           7.00% due 07/01/12                  41,372                       41,372
       829,064                    829,064           7.00% due 09/01/12                 828,799                      828,799
     1,818,449                  1,818,449           7.00% due 04/01/14               1,817,867                    1,817,867
    12,000,000                 12,000,000           7.00% due 07/15/28              11,790,000                   11,790,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund        Combined
       ----           ----       --------                                            ----            ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal Home Loan Mortgage Corp., cont'd
     3,474,662                  3,474,662           7.00% due 08/01/29                3,413,856                 3,413,856
         8,745                      8,745           8.00% due 01/01/22                    8,964                     8,964
       515,428                    515,428           8.00% due 08/01/24                  526,381                   526,381
        64,478                     64,478           8.00% due 10/01/25                   65,829                    65,829
       520,281                    520,281           8.00% due 09/01/26                  531,092                   531,092
       302,362                    302,362           8.00% due 10/01/26                  308,645                   308,645
       411,259                    411,259           8.00% due 03/01/27                  419,871                   419,871
        15,741                     15,741           8.00% due 07/01/27                   16,068                    16,068
        98,756                     98,756           8.00% due 08/01/27                  100,792                   100,792
       802,042                    802,042           8.00% due 09/01/27                  818,581                   818,581
       347,146                    347,146           8.00% due 10/01/27                  354,304                   354,304
       529,590                    529,590           8.00% due 03/01/28                  540,595                   540,595
       458,823                    458,823           8.00% due 11/01/28                  468,431                   468,431
        34,913                     34,913           8.50% due 08/01/10                   35,928                    35,928
        13,289                     13,289           8.50% due 07/01/14                   13,767                    13,767
        23,210                     23,210           8.50% due 06/01/18                   23,946                    23,946
        21,117                     21,117           8.50% due 06/01/20                   21,952                    21,952
       245,734                    245,734           8.50% due 11/01/20                  255,460                   255,460
        72,789                     72,789           8.50% due 01/02/22                   75,678                    75,678
        15,349                     15,349           8.50% due 09/01/22                   15,953                    15,953
        26,088                     26,088           8.50% due 07/01/24                   27,066                    27,066
       530,185                    530,185           8.50% due 11/01/26                  549,234                   549,234
        72,110                     72,110           8.50% due 01/01/27                   74,700                    74,700
                                           Federal National Mortgage Association
     1,747,591                  1,747,591           5.50% due 06/01/04                1,644,361                 1,644,361
     7,864,952                  7,864,952           5.50% due 02/01/14                7,400,369                 7,400,369
                     348,645      348,645           5.50% due 08/01/28                               316,176      316,176
       198,381                    198,381           6.00% due 12/01/28                  184,927                   184,927
       967,758                    967,758           6.00% due 12/01/28                  903,344                   903,344
    15,066,893                 15,066,893           6.00% due 01/01/29               14,045,056                14,045,056
       568,699                    568,699           6.00% due 02/01/29                  530,130                   530,130
       391,782                    391,782           6.00% due 03/01/29                  365,212                   365,212
       563,254                    563,254           6.00% due 04/01/29                  525,054                   525,054
                      19,734       19,734           6.18% due 07/01/08                                18,650       18,650
                      54,134       54,134           6.27% due 11/01/07                                51,609       51,609
     3,780,000                  3,780,000           6.28% due 02/12/08                3,622,297                 3,622,297
                      19,728       19,728           6.295% due 06/01/08                               18,784       18,784
                      19,642       19,642           6.30% due 01/01/08                                18,744       18,744
                     196,490      196,490           6.305% due 02/01/08                              192,202      192,202
                      19,462       19,462           6.34% due 01/01/0/                                18,638       18,638
    $4,050,000                 $4,050,000           6.37% due 01/30/08               $3,901,284                $3,901,284
                     $19,227       19,227           6.39% due 01/01/06                               $18,690       18,690
                      19,640       19,640           6.43% due 01/01/08                                18,887       18,887
     3,550,000                  3,550,000           6.50% due 08/15/04                3,556,106                 3,556,106
     4,000,000                  4,000,000           6.65% due 11/07/07                3,900,640                 3,900,640
                      18,828       18,828           6.981% due 06/01/07                               18,824       18,824
        12,552                     12,552           7.00% due 09/01/10                   12,538                    12,538
         9,380                      9,380           7.00% due 07/01/11                    9,365                     9,365
        14,450                     14,450           7.00% due 11/01/11                   14,427                    14,427
        19,593                     19,593           7.00% due 02/01/12                   19,562                    19,562
        34,430                     34,430           7.00% due 05/01/12                   34,377                    34,377
        21,224                     21,224           7.00% due 06/01/12                   21,190                    21,190

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund        Combined
       ----           ----       --------                                            ----            ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal National Mortgage Association,
                                             cont'd.
        16,851                     16,851           7.00% due 09/01/12                   16,825                    16,825
        17,645                     17,645           7.00% due 10/01/12                   17,617                    17,617
        23,934                     23,934           7.00% due 07/01/13                   23,896                    23,896
       484,647                    484,647           7.00% due 04/01/28                  475,861                   475,861
       111,377                    111,377           7.00% due 08/01/28                  109,358                   109,358
       102,552                    102,552           7.00% due 10/01/28                  100,693                   100,693
       107,237                    107,237           7.00% due 11/01/28                  105,293                   105,293
       108,248                    108,248           7.00% due 12/01/28                  106,286                   106,286
       114,967                    114,967           7.00% due 02/01/29                  112,883                   112,883
       308,574                    308,574           7.00% due 05/01/29                  302,979                   302,979
     3,116,593                  3,116,593           7.00% due 07/01/29                3,060,090                 3,060,090
                      19,539       19,539           7.04% due 03/01/07                                19,514       19,514
                      19,491       19,491           7.28% due 10/01/06                                19,740       19,740
        14,941                     14,941           7.50% due 04/01/09                   15,111                    15,111
        35,739                     35,739           7.50% due 10/01/09                   36,198                    36,198
        11,981                     11,981           7.50% due 02/01/17                   12,094                    12,094
        37,091                     37,091           7.50% due 12/01/22                   37,323                    37,323
        23,966                     23,966           7.50% due 06/01/25                   24,086                    24,086
        18,470                     18,470           7.50% due 07/01/25                   18,539                    18,539
       477,772                    477,772           7.50% due 10/01/25                  479,564                   479,564
       333,684                    333,684           7.50% due 12/01/25                  334,622                   334,622
        20,091                     20,091           7.50% due 05/01/26                   20,147                    20,147
       476,814                    476,814           7.50% due 07/01/26                  478,154                   478,154
       435,811                    435,811           7.50% due 01/01/27                  436,761                   436,761
        12,912                     12,912           7.50% due 06/01/27                   12,940                    12,940
        81,506                     81,506           7.50% due 07/01/27                   81,684                    81,684
       738,076                    738,076           7.50% due 08/01/27                  739,685                   739,685
       554,797                    554,797           7.50% due 09/01/27                  556,006                   556,006
        57,331                     57,331           7.50% due 10/01/27                   57,495                    57,495
       635,503                    635,503           7.50% due 11/01/27                  636,889                   636,889
        11,249                     11,249           7.50% due 12/01/27                   11,273                    11,273
        34,046                     34,046           7.50% due 01/01/28                   34,120                    34,120
        14,842                     14,842           7.50% due 01/02/28                   14,874                    14,874
        23,008                     23,008           7.50% due 04/01/28                   23,058                    23,058
        32,409                     32,409           7.50% due 05/01/28                   32,491                    32,491
        19,146                     19,146           7.50% due 06/01/28                   19,188                    19,188
       424,447                    424,447           7.50% due 07/01/28                  425,372                   425,372
     2,000,000                  2,000,000           7.50% due 02/25/29                2,004,380                 2,004,380
       168,812                    168,812           8.50% due 08/01/14                  175,860                   175,860
      $398,890                   $398,890           8.50% due 09/01/14                 $414,674                  $414,674
        40,390                     40,390           8.50% due 10/01/14                   41,988                    41,988
       161,905                    161,905           8.50% due 11/01/14                  168,311                   168,311
       224,242                    224,242           8.50% due 01/01/15                  232,532                   232,532
        75,440                     75,440           8.50% due 06/01/15                   78,387                    78,387
        73,358                     73,358           8.50% due 11/01/17                   75,919                    75,919
        52,780                     52,780           8.50% due 07/01/24                   54,676                    54,676
        39,703                     39,703           8.50% due 11/01/24                   41,129                    41,129
        82,301                     82,301           8.50% due 01/01/25                   85,258                    85,258
        73,622                     73,622           8.50% due 10/01/26                   76,267                    76,267
        57,967                     57,967           8.50% due 12/01/26                   60,049                    60,049
       116,129                    116,129           8.50% due 01/01/27                  120,301                   120,301
       234,442                    234,442           8.50% due 02/01/27                  242,866                   242,866

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                       AGSPC 2   North American
    Core Bond       Core Bond                                                        Core Bond    Core Bond
       Fund           Fund       Combined                                               Fund         Fund        Combined
       ----           ----       --------                                               ----         ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal National Mortgage Association,
                                             cont'd.
       463,195                    463,195           8.50% due 03/01/27                   479,838                   479,838
       956,573                    956,573           8.50% due 05/01/27                   990,941                   990,941
       141,798                    141,798           8.50% due 06/01/27                   146,894                   146,894
       362,401                    362,401           8.50% due 07/01/27                   375,421                   375,421
       457,589                    457,589           8.50% due 08/01/27                   474,030                   474,030
       303,206                    303,206           8.50% due 10/01/27                   314,099                   314,099
       329,309                    329,309           8.50% due 11/01/27                   341,141                   341,141
       469,194                    469,194           8.50% due 12/01/27                   486,052                   486,052
        95,630                     95,630           8.50% due 04/01/28                    99,383                    99,383
        42,776                     42,776           8.50% due 05/01/28                    44,313                    44,313
       436,248                    436,248           8.50% due 07/01/28                   451,923                   451,923
       404,172                    404,172           8.50% due 08/01/28                   418,694                   418,694
                                           Government National Mortgage Association
        25,545                     25,545           6.50% due 10/15/24                    24,651                    24,651
        70,888                     70,888           6.50% due 03/15/26                    68,120                    68,120
        43,258                     43,258           6.50% due 07/15/26                    41,568                    41,568
       432,488                    432,488           6.50% due 04/15/28                   413,295                   413,295
       504,820                    504,820           6.50% due 09/15/28                   482,417                   482,417
        54,386                     54,386           6.50% due 11/15/28                    51,972                    51,972
     4,501,494                  4,501,494           6.50% due 12/15/28                 4,301,718                 4,301,718
     1,754,920                  1,754,920           6.50% due 01/15/29                 1,677,036                 1,677,036
                    $503,176      503,176           7.00% due 06/15/23 - 10/15/23                   $496,886       496,886
                                          Total US Government Bonds
                                              (Cost - $152,369,152, $2,271,538,     $149,006,573  $4,415,740  $153,422,313
                                              & $154,640,690, respectively)

                                          Commercial Paper
                                               CVS Corporation,
    $6,639,000                 $6,639,000           5.33% due 11/03/99                $6,637,030                $6,637,030
     6,600,000                  6,600,000      Eaton Corp., 5.38%, due 11/02/99        6,599,012                 6,599,012
                                               Jefferson-Pilot Corp.,
     8,046,000                  8,046,000           5.38% due 11/01/99                 8,046,000                 8,046,000
                                               Raytheon Co.,
     3,523,000                  3,523,000           5.50% due 11/04/99                 3,521,379                 3,521,379
                                               OGE Energy Corp.,
     3,500,000                  3,500,000           5.37% due 11/01/99                 3,500,000                 3,500,000
                                           Total Commercial Paper
                                           (Cost $28,303,421, $0, & $28,303,421      $28,303,421          $0   $28,303,421
                                               respectively)
                                           Municipal Securities
                                              Philadelphia, PA, Retirement System
                    $170,000     $170,000           Authority, 5.59% due 04/15/05                   $159,195      $159,195
                                              Phoenix, AZ, Civic Improvement
                     125,000      125,000           Corp., 6.30% due 07/01/08                        117,284       117,284
                                              Southern California Public Power
                      50,000       50,000       Authority, 6.93% due 05/15/17                         48,859        48,859
                                           Total Municipal Securities
                                              (Cost $350,856)                                 $0    $325,338      $325,338

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                                  MARKET VALUE
-----------------------------------------                                                    ---------------------------------------
     AGSPC 2     North American                                                                 AGSPC 2   North American
     Core Bond      Core Bond                                                                  Core Bond    Core Bond
       Fund           Fund       Combined                                                         Fund         Fund         Combined
       ----           ----       --------                                                         ----         ----         --------
                                           Other Asset Backed Securities
                                              Aesop Funding II LLC,
                      $100,000   $100,000            6.40% due 10/20/03, 144A                                  $98,999       $98,999
                                              First Union Lehman Bros., Series 1997,
                       200,000    200,000            Class A2, 6.60% due 05/18/07                              193,806       193,806
                                              Continental Airlines,
                        97,919     97,919            6.90% due 01/02/18                                         91,724        91,724
                                              Continental Airlines pass-through,
                        68,494     68,494            6.648% due 09/15/17                                        63,246        63,246
                                           Total Other Asset Backed Securities
                                              (Cost $0, $468,769, & $468,769, respectively)           $0      $447,775      $447,775

                 Shares                                                                                     Market Value
-----------------------------------------                                                    ---------------------------------------
                                           Common Stocks
                           557        557     Arch Communications Group                                         $2,785        $2,785
                                           Total Common Stocks
                                              (Cost $0, $49,664, and $49,664, respectively) $          -       $ 2,785       $ 2,785

                                           Preferred Stocks
                             5          5     Concentric Network, PIK 13.5%                                     $4,762        $4,762
                            25         25     Fairfield Mfg. Co., Inc., PIK 11.25%                              24,813        24,813
                           145        145     Primedia, Inc., 8.625%                                            12,724        12,724
                             2          2     SF Holdings Group, Inc.*, 13.75%                                   6,050         6,050
                            74         74     SF Holdings Group, Inc. * 144A                                        10            10
                                           Total Preferred Stocks
                                              (Cost $0, $61,614, and $61,614, respectively) $          -      $ 48,359      $ 48,359

                                           Warrants
                                           American Mobile Satellite,
                             5          5       Exp. 04/01/08, 144A                                                $91           $91
                                           Concentric Network Corp.*,
                             5          5       Exp. 12/15/07                                                    1,250         1,250
                                           KMC Telecom. Holdings, Inc.*,
                            50         50       Exp. 04/15/08, 144A                                                153           153
                                           Total Warrants
                                              (Cost - $0, $0, & $0, respectively)           $          -       $ 1,494       $ 1,494

               FACE AMOUNT                                                                                  MARKET VALUE
-----------------------------------------                                                    ---------------------------------------
                                           Short Term
                      $249,000   $249,000  Repurchase Agreement with Paine Webber,
                                           dated 10/29/99 at 5.22% to be repurchased
                                           at $249,108 on 11/01/99, collateralized by
                                           $260,000 U.S. Treasury Notes, 5.625%
                                           due 05/15/08 (valued at $257,616 including
                                           interest)                                                          $249,000      $249,000

                                           Total Short Term
                                              (Cost - $0, $249,000, & $249,000,             $          -     $ 249,000     $ 249,000
                                               repsectively)

                                           TOTAL INVESTMENTS
                                           (Cost $347,867,506, $12,723,293, &               $339,263,186  $ 12,164,731  $351,427,917
                                           $360,590,799, respectively)

*non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Core Bond Fund and
      American General Series Portfolio Company 2 Core Bond Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Core Bond Fund ("NAF") (formerly the North American Investment Quality Bond Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Core Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                  American General
                                                                       Series
                                                                     Portfolio 2   North American
                                                                      Strategic       Strategic      Pro-forma           Pro-forma
ASSETS:                                                               Bond Fund      Income Fund     Adjustments          Combined
                                                                      ---------      -----------     -----------          --------
Investments in securities, at value .............................     $5,975,736     $52,135,699                        $58,111,435
Receivable for forward foreign currency contracts to sell .......                      1,924,403
Forward foreign currency contracts to buy, at value .............                      1,365,629
Cash ............................................................             --          69,642                             69,642
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ...............................................             --       6,274,430                          6,274,430
Receivables:
      Investments sold ..........................................         86,780         210,824                            297,604
      Fund shares sold ..........................................         15,000          27,200                             42,200
      Dividends .................................................             --           2,836                              2,836
      Interest ..................................................        103,081       1,049,042                          1,152,123
Other assets ....................................................         34,982          59,785                             94,767
                                                                    ------------    ------------    ------------       ------------
            Total assets ........................................      6,215,579      63,119,490              --         69,335,069

LIABILITIES:
Forward foreign currency contracts to sell, at value ............                      1,918,812
Collateral on securities loaned, at value .......................             --       6,274,430                          6,274,430
Payables:
      Forward foreign currency contracts to buy
         (Notes 2 and 8) ........................................                      1,370,978
      Investments purchased .....................................        578,337       2,042,958                          2,621,295
      Fund shares redeemed ......................................             --         187,607                            187,607
      Dividends .................................................                        132,167
      Dividend and interest withholding tax .....................             --           4,660                              4,660
      Investment adviser ........................................         34,365          38,604                             72,969
      Custodian and transfer agent fees .........................             --          11,330                             11,330
      Distribution fee ..........................................          1,602          22,535                             24,137
      Other accrued expenses ....................................         35,600          29,371                             64,971
                                                                    ------------    ------------    ------------       ------------
            Total liabilities ...................................        649,904      12,033,452              --         12,683,356

NET ASSETS ......................................................     $5,565,675     $51,086,038              $0        $56,651,713
                                                                    ============    ============    ============       ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ................         $2,125        ($94,527)                          ($92,402)
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts .....................................       (128,913)     (4,012,655)                       ($4,141,568)
      Unrealized appreciation (depreciation) on:
         Investments ............................................       (119,005)     (4,208,516)                        (4,327,521)
         Futures ................................................             --                                                 --
         Foreign currency and forward foreign currency contracts          (4,371)         (4,371)
      Capital shares at par value of $.001 ......................          5,830           6,079          (5,169)(1)          6,740
      Additional paid-in capital ................................      5,805,638      59,400,028           5,169(1)      65,210,835
                                                                    ------------    ------------    ------------       ------------

            Net assets ..........................................     $5,565,675     $51,086,038              $0        $56,651,713
                                                                    ============    ============    ============       ============

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                         American General
                                                                              Series
                                                                            Portfolio 2   North American
                                                                             Strategic      Strategic       Pro-forma     Pro-forma
                                                                             Bond Fund     Income Fund     Adjustments     Combined
                                                                             ---------     -----------     -----------     --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ..................................................    $ 1,298,184    $ 8,996,901                   $10,295,085
  Shares outstanding ...................................................        135,983      1,071,397         18,563(1)   1,225,943

Net asset value (NAV) and redemption price per share ...................    $      9.55    $      8.40                   $      8.40

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ...........    $     10.03    $      8.82                   $      8.91

Class B Shares
  Net assets at value ..................................................    $ 1,704,237    $21,340,388                   $23,044,625
  Shares outstanding ...................................................        178,540      2,538,419      2,562,523(1)   2,741,063

Net asset value, offering price and redemption price per share .........    $      9.55    $      8.41                   $      8.41

Class C Shares
  Net assets at value ..................................................    $        --    $20,748,749                   $20,748,749
  Shares outstanding ...................................................             --      2,468,053             --      2,468,053

Net asset value, offering price and redemption price per share .........    $        --    $      8.41                   $      8.41

Class I Shares
  Net assets at value ..................................................    $ 1,280,550              0                   $ 1,280,550
  Shares outstanding ...................................................        134,137              0         18,128(1)     152,265

Net asset value, offering price and redemption price per share .........    $      9.55    $        --                   $      8.41

Class II Shares
  Net assets at value ..................................................    $ 1,282,704    $        --                   $ 1,282,704
  Shares outstanding ...................................................        134,362                        18,159(1)     152,521

Net asset value, offering price and redemption price per share .........    $      9.55    $        --             --    $      8.41

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                      American General
                                                                           Series
                                                                         Portfolio 2  North American
                                                                          Strategic     Strategic      Pro-forma        Pro-forma
                                                                          Bond Fund    Income Fund    Adjustments        Combined
                                                                          ---------    -----------    -----------        --------
INVESTMENT INCOME:

   Interest .........................................................      $421,963     $6,483,191                       $6,905,154

      Total income ..................................................       421,963      6,483,191              0         6,905,154

EXPENSES:

   Distribution for Class A .........................................         3,142         42,157          1,257(1)         46,556
   Distribution for Class B .........................................        14,194        268,194                          282,388
   Distribution for Class C .........................................            --        287,809                          287,809
   Investment adviser fee ...........................................        31,224        498,515          5,656(2)        535,395
   Custodian fee ....................................................         7,323         91,391                           98,714
   Transfer agent fee ...............................................        14,255        103,440                          117,695
   Accounting/administration ........................................         4,706        104,964         (4,000)(3)       105,670
   Audit and legal fees .............................................         3,171         34,703         (3,000)(3)        34,874
   Miscellaneous ....................................................        57,296         58,419        (50,000)(4)        65,715
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment  adviser .............       135,311      1,489,592        (50,087)        1,574,816

   Reimbursement of expenses by investment adviser ..................       (70,610)      (113,062)        62,087(5)       (121,585)
                                                                        -----------    -----------    -----------       -----------

            Net expenses ............................................        64,701      1,376,530         12,000         1,453,231
                                                                        -----------    -----------    -----------       -----------

            Net investment income/(loss) ............................       357,262      5,106,661        (12,000)        5,451,923
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................      (128,901)    (3,377,733)                      (3,506,634)
      Foreign currency and forward foreign currency contracts .......         2,113       (246,365)                        (244,252)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................      (119,005)      (281,966)                        (400,971)
      Translation of foreign currency and forward foreign currency
          contracts .................................................            --        255,346                          255,346
                                                                        -----------    -----------    -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts ...............      (245,793)    (3,650,718)            --        (3,896,511)

Net increase in net assets resulting from operations ................      $111,469     $1,455,943       ($12,000)       $1,555,412

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                   CORPORATE BONDS
                                                   Aerospace
                                                   B.E. Aerospace, Inc.,
                 -        $250,000    $250,000         8.00% due 03/01/08                           -         $218,125    $218,125
                                                   Lear Corporation,
                 -         375,000     375,000         8.11% due 05/15/09                           -          358,579     358,579
                                                                                                              --------     -------
                                                                                                    -          576,704     576,704
                                                   Apparel & Products
                                                   Anvil Knitwear, Inc., Series B,
            88,000               -      88,000         10.88% due 03/15/07                     57,420                -      57,420
                                                                                              -------                       ------

                                                   Auto-Cars
           100,000               -     100,000     Diamond Triumph,
                                                       9.25% due 04/01/08                      85,000                -      85,000
                                                                                              -------                       ------

                                                   Banking
                 -         540,000     540,000     Commerzbank,
                                                       10.25% due 04/28/00                          -          351,486     351,486
                 -         400,000     400,000     European Bank Recon. & Development,
                                                       10.50% due 01/25/01                          -           90,295      90,295
                 -         140,000     140,000     Nordiska Investeringsbanken,
                                                       17.75% due 04/15/02                          -           34,921      34,921
                                                                                                               -------      ------
                                                                                                    -          476,702     476,702
                                                   Business Services
                                                   Comdisco, Inc.,
                 -         400,000     400,000         6.00% due 01/30/02                           -          389,020     389,020
                 -                                 CSC Holdings, Inc.,
                 -         500,000     500,000         10.50% due 05/15/16                          -          545,000     545,000
                 -                                 Iron Mountain, Inc.,
                 -         500,000     500,000         10.125% due 10/01/06                         -          510,000     510,000
                                                                                                              --------     -------
                 -                                                                                  -        1,444,020   1,444,020
                 -                                 Chemical Products
                 -                                 Revlon Worldwide Corp.,
                 -         600,000     600,000         Series B, zero coupon due 03/15/01           -          132,000     132,000
                                                                                                              --------     -------

                                                   Containers-Metal/Glass
                                                   BWAY Corp.,
           100,000               -     100,000         10.25% due 04/15/07                    100,250                -     100,250
                                                                                             --------                      -------

                                                   Crude Petroleum & Natural Gas
                                                   Bellwether Exploration Co.,
                 -         250,000     250,000         10.875% due 04/01/07                         -          230,625     230,625
                                                   Benton Oil & Gas Co.,
                 -         200,000     200,000         11.625% due 05/01/03                         -          144,500     144,500

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Crude Petrol. & Nat. Gas (cont'd)
                                                   Pennzoil Company,
                 -        $500,000    $500,000         10.25% due 11/01/05                          -         $542,905    $542,905
                                                   United Refining Co.,
                 -         250,000     250,000         10.75% due 06/15/07                          -          181,250     181,250
                                                                                                              --------     -------
                                                                                                    -        1,099,280   1,099,280
                                                   Drugs & Health Care
                                                   Express Scripts, Inc.,
           $50,000               -      50,000         9.63% due 06/15/09                     $50,000                -      50,000
                                                   Fresenius Medical Care Capital Trust,
                 -         250,000     250,000         9.00% due 12/01/06                                      236,250     236,250
                                                   ICN Pharmaceuticals, Inc.,
           100,000               -     100,000         8.75% due 11/15/08                      91,000                -      91,000
                                                   Unilab Finance Corp.,
           100,000               -     100,000         11.00% due 04/01/06                    109,000                -     109,000
                                                   Universal Hospital Service
            35,000               -      35,000         10.25% due 03/01/08                     23,800                -      23,800
                                                                                              -------                       ------
                                                                                              273,800          236,250     510,050
                                                   Electronics
                                                   Breed Technologies, Inc.,
                 -         500,000     500,000         9.25% due 04/15/08                           -           15,000      15,000
                                                   Jordan Telecommunication Products,
                 -         250,000     250,000         Series B Step Up due 08/01/07                -          205,000     205,000
                                                   Protection One, Inc.,
                 -         250,000     250,000         8.125% due 01/15/09, 144A                    -           50,000      50,000
                                                                                                               -------      ------
                                                                                                    -          270,000     270,000
                                                   Energy & Utilities
                                                   Costilla Energy, Inc.,
                 -         500,000     500,000         10.25% due 10/01/06                          -          125,000     125,000
                                                   High Voltage Engineering Corp.,
                 -         250,000     250,000         10.5% due 08/15/04                           -          230,000     230,000
                                                                                                              --------     -------
                                                                                                    -          355,000     355,000
                                                   Financial Serveces
                                                   ContiFinancial Corp.,
                 -         500,000     500,000         8.125% due 04/01/08                          -          100,000     100,000
                                                   Ford Motor Credit Company,
                 -         300,000     300,000         7.375% due 10/28/09                          -          302,418     302,418
                                                   KFW International Finance,
                 -         860,000     860,000         16.30% due 06/24/03                          -          218,083     218,083
                                                   KFW International Finance,
                 -      34,000,000  34,000,000         2.05% due 09/21/09                           -          331,065     331,065
                                                   Merrill Lynch & Co., Inc.,
                 -         190,000     190,000         6.00% due 11/15/04                           -          182,866     182,866
                                                   Merrill Lynch & Co., Inc.,
                 -         370,000     370,000         5.97% due 09/11/00                           -          252,155     252,155

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Financial Services (continued)
                                                   Navistar International Corp.,
                          $500,000    $500,000         8.00% due 02/01/08                           -         $478,750    $478,750
                                                   Ono Finance, Plc.,
          $100,000               -     100,000         13.00% due 05/01/09                   $105,500                -     105,500
                                                   Toyota Motor Credit Corp.,
                           160,000     160,000         6.25% due 08/04/03                           -          255,813     255,813
                                                                                                              --------     -------
                                                                                              105,500        2,121,150   2,226,650
                                                   Food & Beverages
                                                   Agrilink Foods, Inc.,
           100,000               -     100,000         11.88% due 11/01/08                     87,500                -      87,500
                                                   Ameriserve Food Distr, Inc.,
                 -         500,000     500,000         10.125% due 07/15/07                         -          285,000     285,000
                                                   Disco S.A.,
           100,000               -     100,000         9.88% due 05/15/08                      87,500                -      87,500
                                                                                              -------                       ------
                                                                                              175,000          285,000     460,000
                                                   Homebuilders
                                                   Beazer Homes USA, Inc.:
            75,000               -      75,000         9.00% due 03/01/04                      69,938                -      69,938
            25,000               -      25,000         8.88% due 04/01/08                      22,500                -      22,500
                                                                                              -------                       ------
                                                                                               92,438                -      92,438
                                                   Hotels & Restaurants
           100,000               -     100,000     Apple South, Inc.,
                                                       9.75% due 06/01/06                      95,250                -      95,250
           100,000               -     100,000     Dominos, Inc., Series B,
                                                       10.38% due 01/15/09                     91,000                -      91,000
                                                   Prime Eospitality Corp.,
                 -         450,000     450,000         9.75% due 04/01/07                           -          409,500     409,500
                                                                                                              --------     -------
                                                                                              186,250          409,500     595,750
                                                   Industrials
                                                   Alvey Systems, Inc.,
                 -         375,000     375,000         11.375% due 01/31/03                         -          386,250     386,250
                                                   Berry Plastics Corp.,
                 -         650,000     650,000         12.25% due 04/15/04                          -          657,313     657,313
                                                   CFP Holdings, Inc.,
                 -         250,000     250,000         11.625% due 01/15/04                         -          207,500     207,500
                                                   Foamex, L.P.,
                 -         375,000     375,000         9.875% due 05/15/07                          -          322,500     322,500
                                                   ICG Holdings, Inc.,
                 -         500,000     500,000         Step up to 13.50% due 09/15/05               -          427,500     427,500
                                                   P&L Coal Holdings Corp.,
                 -         250,000     250,000         8.875% due 05/15/08                          -          240,625     240,625
                                                   Polymer Group, Inc.,
                 -         150,000     150,000         8.75% due 03/01/08                           -          141,000     141,000
                 -         190,000     190,000         9.00% due 07/01/07                           -          182,400     182,400
                                                   Praxair, Inc.,
                 -         300,000     300,000         6.15% due 04/15/03                           -          289,644     289,644

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Industrials (continued)
                                                   Raytheon Company,
                 -        $175,000    $175,000         6.15% due 11/01/08                           -         $157,099    $157,099
                                                   Stellex Industries, Inc.,
                 -         250,000     250,000         9.50% due 11/01/07                           -          185,000     185,000
                                                   Synthetic Industries, Inc.,
                 -          25,000      25,000         9.25% due 02/15/07                           -           25,000      25,000
                                                   Williams Scotsman, Inc.,
                 -         500,000     500,000         9.875% due 06/01/07                          -          478,750     478,750
                                                                                                              --------     -------
                                                                                                    -        3,700,581   3,700,581
                                                   Leisure Time
                                                   Harrah's, Inc.,
                 -         500,000     500,000         7.875% due 12/15/05                          -          476,250     476,250
                                                   Harveys Casino Resorts,
           100,000               -                     10.63% due 06/01/06                    102,000                -     102,000
                                                   Mohegan Tribal Gaming Authority,
                 -         225,000     225,000         8.75% due 01/01/09                           -          218,813     218,813
                                                   Park Place Entertainment Corp.,
                 -         500,000     500,000         7.875% due 12/15/05                          -          471,250     471,250
                                             0     Speedway Motorsports, Inc., Series D,
           100,000               -                     8.50% due 08/15/07                      96,000                -      96,000
                                                                                              -------                       ------
                                                                                              198,000        1,166,313   1,364,313
                                                   Other
                                                   American Standard, Inc.,
                 -         400,000     400,000         7.375% due 02/01/08                          -          352,000     352,000
                                                   Countrywide Funding Corp.,
                 -         400,000     400,000         6.25% due 04/15/09                           -          367,852     367,852
                                                   Hines Horticulture, Inc.,
                 -         325,000     325,000         Series B, 11.75% due 10/15/05                -          331,500     331,500
                                                   The Holt Group, Inc.,
                 -         500,000     500,000         9.75% due 01/15/06                           -          326,250     326,250
                                                   Huntsman Corp.,
                 -         350,000     350,000         9.50% due 07/01/07, 144A                     -          325,500     325,500
                                                   La Petite Academy, Inc.,
                 -         375,000     375,000         10.0% due 05/15/08                           -          296,250     296,250
                                                   LIN Holdings Corp.,
                 -         500,000     500,000         Zero Coupon due 03/01/08                     -          326,250     326,250
                                                   Service Corporation International, Inc.,
                 -         400,000     400,000         6.00% due 12/15/05                           -          300,504     300,504
                                                   United International Holdings, Inc.,
                 -       1,000,000   1,000,000         10.75% due 02/15/08                          -          575,000     575,000
                                                                                                              --------     -------
                                                                                                    -        3,201,106   3,201,106

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Pollution Control
                                                   Allied Waste Industries, Inc.,
                 -        $500,000    $500,000         7.875% due 01/01/09                          -         $425,625    $425,625
                         ---------   ---------                                                               ---------    --------

                                                   Publishing
                                                   Big Flowers Press Holdings, Inc.,
                 -         500,000     500,000         8.625% due 12/01/08                          -          501,250     501,250
                                                   Hollinger International, Inc.,
                 -         250,000     250,000         9.25% due 03/15/07                           -          245,000     245,000
                                                                                                              --------     -------
                                                                                                    -          746,250     746,250
                                                   Real Estate
                                                   HMH Properties, Inc.,
                 -         250,000     250,000         7.875% due 08/01/08                          -          216,875     216,875
                                                   Radnor Holdings Corp.,
                 -         250,000     250,000         10.00% due 12/01/03                          -          250,625     250,625
                                                                                                              --------     -------
                                                                                                    -          467,500     467,500
                                                   Retail Trade
                                                   Cole National Group, Inc.,
                 -         250,000     250,000         8.625% due 08/15/07                          -          195,000     195,000
                                                   Musicland Group, Inc.,
                 -         250,000     250,000         9.875% due 03/15/08                          -          210,000     210,000
                                                   Staples, Inc.,
                 -         350,000     350,000         7.125% due 08/15/07                          -          331,940     331,940
                                                   True Temper Sports, Inc., Series B,
           200,000               -     200,000         10.88% due 12/01/08                    192,000                -     192,000
                                                                                             --------                      -------
                                                                                              192,000          736,940     928,940
                                                   Steel
                                                   Murrin Murrin Holdings,
                 -         500,000     500,000         9.375% due 08/31/07                          -          430,000     430,000
                                                   National Steel Corp., Series D,
            50,000               -      50,000         9.88% due 03/01/09                      49,250                -      49,250
                                                   Pohang Iron & Steel - ADR,
           155,000               -     155,000         7.13% due 11/01/06                     144,404                -     144,404
                                                   Renco Steel Holdings, Series B,
            50,000               -      50,000         10.88% due 02/01/05                     40,500                -      40,500
                                                                                              -------                       ------
                                                                                              234,154          430,000     664,154
                                                   Telecommunications & Broadcasting
                                                   Adelphia Communications Corp.,
                 -          46,998      46,998         9.50% due 02/15/04                           -           47,233      47,233
                 -         175,000     175,000         9.875% due 03/01/07                          -          178,500     178,500
                                                   Century Communications Corp.,
                 -         175,000     175,000         8.875% due 01/15/07                          -          169,750     169,750
                 -         250,000     250,000         Step up to due 01/15/08                      -          106,875     106,875
                                                    Cumulus Media, Inc.,
           100,000               -     100,000         10.38% due 07/01/08                    103,125                -     103,125

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Telecom. & Broadcasting (cont'd)
                                                   Echostar DBS Corp.,
          $100,000               -    $100,000         9.38% due 02/01/09                     $99,000               -      $99,000
                                                   Energis, Plc.,
            25,000               -      25,000         9.75% due 06/15/09                      25,375               -       25,375
                                                   GTE Corp.,
                 -         200,000     200,000         6.94% due 04/15/28                           -         188,126      188,126
                                                   International Cabletel, Inc.,
                 -       1,000,000   1,000,000         11.50% due 02/01/06                          -         872,500      872,500
                                                   National Communications Corp.,
                                                     Series B,
           100,000               -     100,000         11.50% due 10/01/08                    106,750               -      106,750
                                                   Nextel Communications,
                 -         250,000     250,000         9.95% due 02/15/08                           -         177,500      177,500
                 -         400,000     400,000         9.75% due 08/15/04                           -         407,500      407,500
                                                   NEXTLINK Communications, Inc.,
           100,000               -     100,000         10.75% due 11/15/08                    101,000               -      101,000
                                                   SFX Broadcasting, Inc.,
                 -         164,000     164,000         10.75% due 05/15/06                          -         182,040      182,040
                                                   Susquehanna Media  Co.,
           100,000               -     100,000         8.50% due 05/15/09                      97,500               -       97,500
                                                   TeleCorp PCS, Inc.,
           200,000               -     200,000         zero coupon due 04/15/09               122,500               -
                                                   Telewest Communication Plc,
                 -         500,000     500,000         Step up to 11.00% due 10/01/07               -         452,500      452,500
                                                                                                             --------      -------
                                                                                              655,250       2,782,524    3,437,774
                                                   Transportation
                                                   Stena AB,
                 -         250,000     250,000         10.5% due 12/15/05                           -         247,500      247,500
                                                   TFM SA de CV,
                 -         500,000     500,000         Step up to 11.75% due 06/15/09               -         300,000      300,000
                                                                                                             --------      -------
                                                                                                    -         547,500      547,500
                                                                                                             --------      -------
                                                 TOTAL CORPORATE BONDS                     $2,355,062     $21,609,945  $23,965,007
                                                                                           ----------     -----------  -----------
                                                 (Cost $2,409,979, $25,303,488 and
                                                 $27,713,467 respectively)

                                                 U.S. GOVERNMENT OBLIGATIONS
                                                   Federal Home Loan Banks
                 -        $450,000    $450,000       5.89% due 07/24/00                             -        $449,577     $449,577

                                                   Federal Home Loan Mortgage Corp.
                           700,000     700,000       6.50% due 12/01/99                             -         671,125      671,125
          $148,434               -     148,434       6.50% due 05/01/29                      $142,311               -      142,311
           199,543               -     199,543       7.00% due 06/01/29                       196,051               -      196,051
                 -         299,599     299,599       8.50% due 05/01/08                             -         307,131      307,131
                 -         281,577     281,577       10.00% due 05/15/20                            -         299,085      299,085
                 -         163,351     163,351       11.565% due 06/15/21                           -          42,265       42,265
                                                                                                    -         -------       ------
                                                                                              338,362       1,319,606    1,657,968

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 U.S. GOVERNMENT OBLIGATIONS (contd)
                                                   Government Nat'l Mortgage Assoc.
                 -        $270,237    $270,237       7.50% due 07/15/27                             -         $270,913     270,913
                 -         344,354     344,354       7.50% due 10/15/27                             -          345,215     345,215
                 -          75,054      75,054       7.50% due 10/15/27                             -           75,241      75,241
                                                                                                               -------      ------
                                                                                                    -          691,369     691,369
                                                   Federal Natl Mortgage Assoc.
           $49,291               -      49,291       5.50% due 01/01/29                        44,700                -      44,700
           446,843               -     446,843       5.50% due 06/01/29                       405,228                -     405,228
                 -       1,000,000   1,000,000       7.50% due TBA                                  -        1,002,180   1,002,180
           500,000               -     500,000       8.00% due 05/25/27                       509,455                -     509,455
                 -          46,659      46,659       13.00% due 11/15/15                            -           53,067      53,067
                 -       6,164,069   6,164,069       Interest Only due 03/17/20, REMIC              -          142,199     142,199
                 -       5,993,008   5,993,008       Interest Only due 02/25/35, REMIC              -          423,523     423,523
                 -      12,644,890  12,644,890       Interest Only due 10/17/36, REMIC              -          320,207     320,207
                 -       6,218,392   6,218,392       Interest Only due 06/25/38, REMIC              -          351,996     351,996
                 -         367,987     367,987       8.80% due 01/25/19, REMIC                      -          383,395     383,395
                 -          63,962      63,962       10.40% due 04/25/19, REMIC                     -           68,360      68,360
                 -         384,772     384,772       7.387% due 08/17/03                            -          386,072     386,072
                                                                                                    -         --------     -------
                                                                                              959,383        3,130,999   4,090,382
                                                   Student Loan Marketing Assoc.
                 -         450,000     450,000       7.20% due 11/09/00                             -          454,216     454,216
                                                                                                              --------     -------

                                                   U.S. Treasury Obligations
                                                   United States Treasury Notes,
           315,000               -     315,000       4.75% due 11/15/08                       285,075                0     285,075
                                                                                             --------                -     -------

                                                 TOTAL U. S. GOVERNMENT OBLIGATIONS        $1,582,820       $6,045,767  $7,628,587
                                                                                           ----------       ----------  ----------
                                                 (Cost $1,632,779, $6,251,003 and
                                                 $7,883,782 respectively)

                                                   FIXED INCOME - OTHER
                                                   Collateralized Mortgage Obligations
                                                     Green Tree Financial Corp.,
                 -      $2,077,083  $2,077,083         7.07% due 09/15/07                           -       $2,036,185  $2,036,185
                                                     Mid State Trust VI, Class A,
                 -       1,381,939   1,381,939         7.34% due 07/01/35                           -        1,362,067   1,362,067
                                                                                                            ----------   ---------
                                                                                                    -        3,398,252   3,398,252
                                                   Commercial Mortgage Backed Securities
                                                   Commercial Mortgage Asset Trust,
                 -       1,200,000   1,200,000       7.35% due 08/17/13                             -        1,126,860   1,126,860
                                                   DLJ Commercial Mortgage Corp.,
                 -       9,661,651   9,661,651       Step Up due 05/10/23                           -          410,721     410,721
                                                   DLJ Commercial Mortgage Corp.,
                 -       7,619,424   7,619,424       Step Up due 11/12/31                           -          374,234     374,234
                                                                                                              --------     -------
                                                                                                    -        1,911,815   1,911,815

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 FIXED INCOME - OTHER (continued)
                                                   Residential Subordinate Securities
                                                   ContiMortgage Home Equity Loan,
                 -        $500,000    $500,000       7/35% due 12/25/29, 144A                       -         $439,250    $439,250
                                                   First Union Residential Securities,
                 -         244,746     244,746       7.00% due 08/25/28                             -          215,710     215,710
                                                   GE Capital Management Services, Inc.
                 -         989,393     989,393       6.75% due 11/25/28                             -          848,404     848,404
                                                   PNC Mortgage Securities Corp.,
                 -         417,616     417,616       6.734% due 07/25/28                            -          360,084     360,084
                 -         345,187     345,187       6.75% due 05/25/28                             -          317,085     317,085
                 -         496,799     496,799       6.772% due 03/25/29                            -          451,280     451,280
                 -         468,241     468,241       6.838% due 05/25/28                            -          408,306     408,306
                 -         446,138     446,138       6.905% due 04/25/29                            -          388,636     388,636
                                                                                                              --------     -------
                                                                                                    -        3,428,755   3,428,755

                                                   TOTAL FIXED INCOME - OTHER                       -       $8,738,822  $8,738,822
                                                                                                            ----------  ----------
                                                     (Cost $0, $9,250,530 and $9,250,530
                                                     respectively)

                                                 FOREIGN GOVERNMENT OBLIGATIONS
                                                   Algeria
                 -      $1,796,706  $1,796,706       6.375% due 03/04/10                            -       $1,221,760  $1,221,760

                                                   Republic of Argentina
          $176,000                     176,000       6.81% due 03/31/05                      $157,142                -     157,142
                 -         500,000     500,000       11.00% due 12/04/05                            -          477,500     477,500
                 -       2,150,000   2,150,000       11.375% due 01/30/17                           -        2,053,357   2,053,357
                                                                                                    -       ----------   ---------
                                                                                              157,142        2,530,857   2,687,999
                                                   Federal Republic of Brazil
                 -       1,168,324   1,168,324       5.00% due 04/15/14                             -          777,784     777,784
                 -         200,000     200,000       7.00% due 04/15/12                             -          130,260     130,260
           303,303               -     303,303       8.00% due 04/15/14                       202,272                      202,272
                 -         150,000     150,000       9.375% due 04/07/08                            -          121,395     121,395
                 -       1,222,192   1,222,192       14.5% due 10/15/09                             -        1,277,190   1,277,190
                                                                                                    -       ----------   ---------
                                                                                              202,272        2,306,629   2,508,901
                                                   National Republic of Bulgaria
                 -       1,100,000   1,100,000       2.75% due 07/28/12                                        739,750     739,750
                 -         750,000     750,000       6.50% due 07/28/11                             -          571,875     571,875
                                                                                                    -         --------     -------
                                                                                                    -        1,311,625   1,311,625
                                                   Canada
            150000               -     150,000       5.25% due 09/01/03                        99,358                -      99,358
                                                                                              -------                -      ------

                                                   Republic of Ecuador
                 -         700,000     700,000       4.00% due 02/28/25                             -          235,375     235,375
                                                                                                    -         --------     -------

                                                   Federal Republic of Germany
                 -         190,000     190,000       5.625% due 01/04/28                            -          193,256     193,256
                                                                                                    -         --------     -------

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 FOREIGN GOVERNMENT OBLIGATIONS (contd)
                                                   Republic of Greece
                 -    $80,000,000  $80,000,000       6.60% due 01/15/04                             -         $247,897     $247,897
       $50,000,000              -   50,000,000       8.80% due 06/19/07                      $174,470                -      174,470
                 -     70,000,000   70,000,000       8.90% due 04/01/03                             -          231,408      231,408
                 -     90,400,000   90,400,000       11.00% due 02/25/00                            -          291,501      291,501
                                                                                                    -         --------      -------
                                                                                              174,470          770,806      945,276
                                                   Republic of Italy
                 -        150,000      150,000       5.25% due 11/01/29                             -          143,404      143,404
                                                                                                    -         --------      -------

                                                   Ivory Coast
                        4,100,000    4,100,000       2.00% due 03/31/18                             -        1,230,000    1,230,000
                                                                                                    -       ----------    ---------

                                                   Republic of Lithuania
           125,000              -      125,000       8.00% due 03/29/04                       131,186                -      131,186
                                                                                             --------                       -------

                                                   Government of Mexico
           250,000              -      250,000       6.25% due 12/31/19                       187,426                -      187,426
                 -        500,000      500,000       10.375% due 02/17/09                           -          506,275      506,275
                                                                                                    -         --------      -------
                                                                                              187,426          506,275      693,701
                                                   Government of Morocco
                 -        384,524      384,524       5.906% due 01/01/09                            -          332,613      332,613
                                                                                                              --------      -------

                                                   Kingdom of Norway
                 -      1,000,000    1,000,000       5.80% due 11/17/99                             -          127,422      127,422
                                                                                                              --------      -------

                                                   Government of Peru
                 -      1,400,000    1,400,000       FRF to 3.75% due 03/07/17                      -          770,000      770,000
                 -        600,000      600,000       Step up to 4.50% due 03/07/17                  -          372,000      372,000
                                                                                                              --------      -------
                                                                                                             1,142,000    1,142,000
                                                   Russia
                 -        700,000      700,000       10.0% due 06/26/07                             -          333,165      333,165
                 -      1,500,000    1,500,000       12.75% due 06/24/28                            -          793,575      793,575
                                                                                                              --------      -------
                                                                                                             1,126,740    1,126,740
                                                   Kingdom of Sweden
                 -      1,000,000    1,000,000       6.50% due 05/05/08                             -          127,541      127,541
                 -      1,600,000    1,600,000       10.25% due 05/05/03                            -          224,864      224,864
                                                                                                              --------      -------
                                                                                                               352,405      352,405
                                                   Republic of Venezuela -
                 -        357,140      357,140       6.00% due 03/31/07                             -          283,927      283,927
                 -        892,852      892,852       6.875% due 03/31/07                            -          709,818      709,818
                 -      1,250,000    1,250,000       13.625% due 08/15/18                           -        1,125,000    1,125,000
                                                                                                            ----------    ---------
                                                                                                             2,118,745    2,118,745

                                                   TOTAL FOREIGN GOV'T OBLIGATIONS           $951,854      $15,649,912  $16,601,766
                                                                                             --------      -----------  -----------
                                                   (Cost $965,983, $15,367,229 and
                                                   $16,333,212 respectively)

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
            Shares          Shares      Shares     PREFERRED STOCK                             Value            Value        Value
            ------          ------      ------                                                 ------           ------       -----
                 -             570         570       TCR Holdings-Class B                           -               $6           $6
                 -             314         314       TCR Holdings-Class C                           -                3            3
                 -             827         827       TCR Holdings-Class D                           -                8            8
                 -           1,711       1,711       TCR Holdings-Class E                           -               17           17
                                                                                                                    --           --
                                                   TOTAL PREFERRED STOCK                            -              $34          $34
                                                                                                                   ---          ---
                                                   (Cost $0, $204 and $204 respectively)

                                                   RIGHTS & WARRANTS                           Value            Value        Value
                                                                                               ------           ------       -----
                                                   Crude Petroleum & Natural Gas
                                                   Terex Corporation,
                 -           2,000       2,000       Zero Coupon due 05/15/02                       -          $28,250      $28,250
                                                   Foreign Governments
                 -             935         935       United Mexican States exp. 02/17/09            -           62,762       62,762
                                                   Other
                 -             500         500       BCP Holdings Corp. exp. 04/15/04               -                -            -
                                                   Telephone
                                                   Wireless One, Inc. ,
                 -             750         750       Zero Coupon due 10/19/00                       -                8            8
                                                   In-flight Phone Corp.,
                 -           1,000       1,000       Zero Coupon due 05/15/02                       -                -            -
                                                                                                                     -            -
                                                   TOTAL RIGHTS & WARRANTS                          -          $91,020      $91,020
                                                                                                               -------      -------
                                                   (Cost $0, $32,378 and $32,378
                                                   respectively)

                                                   PURCHASED OPTIONS
         Contracts       Contracts   Contracts     Foreign Currency
         ---------       ---------   ---------
                                                   Hong Kong Dollars, Strike Price
                                                     7.81, Put, Expiration Jan. 2000
                 -        $103,000    $103,000       (premium $101,215.01)                          -                -            -
                                                   Hong Kong Dollars, Strike Price
                                                     7.8025, Put, Expiration Jan. 2000
                 -          52,500      52,500       (premium $38,167.50)                           -              199          199
                                                                                                    -              ---          ---
                                                   TOTAL PURCHASED OPTIONS                          -             $199         $199

                                                   (Cost $0, $139,383 and $139,383
                                                      respectively)

                                                   SHORT-TERM INVESTMENTS
        $1,086,000               -  $1,086,000      State Street Bank Repurchase
                                                      Agreement, 5.15%, dated 10/31/99,
                                                      to be repurchased at $1,086,466
                                                      on 11/01/99, collateralized by U.S.
                                                      Treasury Note, 5.38%, 07/31/00,
                                                      with a par value of $1,095,000       $1,086,000                -   $1,086,000
                                                                                           ----------                -   ----------
                                                    (Cost $1,086,000, $0 and
                                                    $1,086,000 respectively)

                                                   TOTAL INVESTMENTS                       $5,975,736      $52,135,699  $58,111,435
                                                                                           ==========      ===========  -==========
                                                   (Cost $6,094,741, $56,344,215 and
                                                   $62,438,956 respectively )

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Strategic Income Fund and
      American General Series Portfolio Company 2 Strategic Bond Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Strategic Income Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Strategic Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

Under the terms of the Plan of Reorganization, the combination of NAF and AGSPC2 will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of AGSPC2 and NAF which are included in their respective annual reports dated October 31, 1999.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                              American General
                                                                   Series
                                                                 Portfolio 2   North American
                                                                  Municipal       Municipal       Pro-forma          Pro-forma
ASSETS:                                                           Bond Fund      Bond Fund**     Adjustments         Combined
                                                                  ---------      -----------     -----------         --------
Investments in securities, at value .........................     $7,264,073     $12,315,669                        $19,579,742
Cash ........................................................             --          38,522                             38,522
Receivables:
   Investments sold .........................................        217,065              --                            217,065
   Fund shares sold .........................................          5,016              --                              5,016
   Interest .................................................         77,420         195,856                            273,276
Other assets ................................................         98,665          47,684                            146,349
                                                                ------------    ------------    ------------       ------------
      Total assets ..........................................      7,662,239      12,597,731              --         20,259,970

LIABILITIES:
Payables:
   Investments purchased ....................................        514,398              --                            514,398
   Fund shares redeemed .....................................            323              10                                333
   Dividends ................................................                         20,987
   Investment adviser .......................................         30,118           6,104                             36,222
   Custodian and transfer agent fees ........................             --           4,139                              4,139
   Distribution fee .........................................          3,982           3,970                              7,952
   Other accrued expenses ...................................         33,749              --                             33,749
                                                                ------------    ------------    ------------       ------------
      Total liabilities .....................................        582,570          35,210              --            617,780

NET ASSETS ..................................................     $7,079,669     $12,562,521              --        $19,642,190
                                                                ============    ============    ============       ============

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) ...............             --           ($263)                             ($263)
   Accumulated undistributed net realized loss on investments       ($20,931)       (100,115)                         ($121,046)
   Unrealized appreciation (depreciation) on:
      Investments ...........................................       (627,356)         12,048                           (615,308)
   Capital shares at par value of $.001 .....................          7,810           1,324          (2,214)(1)          6,920
   Additional paid-in capital ...............................      7,720,146      12,649,527           2,214(1)      20,371,887
                                                                ------------    ------------    ------------       ------------

      Net assets ............................................     $7,079,669     $12,562,521              $0        $19,642,190
                                                                ============    ============    ============       ============

**  Formerly the National Municipal Bond Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                         American General
                                                                              Series
                                                                            Portfolio 2   North American
                                                                             Municipal      Municipal        Pro-forma    Pro-forma
                                                                             Bond Fund     Bond Fund**      Adjustments   Combined
                                                                             ---------     -----------      -----------   --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ..................................................    $ 3,005,345    $ 8,996,901                   $12,002,246
  Shares outstanding ...................................................        331,515      1,071,397         26,264(1)   1,429,176

Net asset value (NAV) and redemption price per share ...................    $      9.07    $      8.40                   $      8.40

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ...........    $      9.52    $      8.82                   $      8.82

Class B Shares
  Net assets at value ..................................................    $ 4,074,324    $21,340,388                   $25,414,712
  Shares outstanding ...................................................        449,516      2,538,419         34,946(1)   3,022,881

Net asset value, offering price and redemption price per share .........    $      9.06    $      8.41                   $      8.41

Class C Shares
  Net assets at value ..................................................    $        --    $20,748,749                   $20,748,749
  Shares outstanding ...................................................             --      2,468,053             --      2,468,053

Net asset value, offering price and redemption price per share .........    $        --    $      8.41                   $      8.41

** Formerly the National Municipal Bond Fund

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                  American General
                                                                       Series
                                                                     Portfolio 2   North American
                                                                      Municipal       Municipal       Pro-forma          Pro-forma
                                                                      Bond Fund      Bond Fund**     Adjustments         Combined
                                                                      ---------      -----------     -----------         --------
INVESTMENT INCOME:

   Interest .....................................................       $287,598        $826,875                         $1,114,473
                                                                     -----------     -----------     -----------        -----------

EXPENSES:

   Distribution for Class A .....................................          6,741           8,045          (2,696)(1)         12,090
   Distribution for Class B .....................................         33,044          49,930                             82,974
   Distribution for Class C .....................................             --          46,413                             46,413
   Investment adviser fee .......................................         30,118          89,986           6,024(2)         126,128
   Custodian fee ................................................          8,280          36,186                             44,466
   Transfer agent fee ...........................................         16,399          18,297                             34,696
   Accounting/administration ....................................          1,811          23,167          (2,000)(3)         22,978
   Audit and legal fees .........................................          3,417           7,740          (2,500)(3)          8,657
   Miscellaneous ................................................         37,633          14,045         (32,000)(4)         19,678
                                                                     -----------     -----------     -----------        -----------
   Expenses before reimbursement by investment  adviser .........        137,443         293,809         (33,173)           398,079

   Reimbursement of expenses by investment adviser ..............        (49,167)        (61,828)         33,173(5)         (77,822)
                                                                     -----------     -----------     -----------        -----------

            Net expenses ........................................         88,276         231,981              --            320,257
                                                                     -----------     -----------     -----------        -----------

            Net investment income/(loss) ........................        199,322         594,894              --            794,216
                                                                     -----------     -----------     -----------        -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ...................................        (20,931)        (75,958)                           (96,889)
   Change in unrealized appreciation (depreciation) on:
      Investments ...............................................       (627,356)     (1,012,148)                        (1,639,504)
                                                                     -----------     -----------     -----------        -----------

            Net gain/(loss) on investments ......................       (648,287)     (1,088,106)             --         (1,736,393)
                                                                     -----------     -----------     -----------        -----------

Net increase in net assets resulting from operations ............      ($448,965)       (493,212)              0           (942,177)
                                                                     -----------     -----------     -----------        -----------

** Formerly the National Municipal Bond Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS
                                              Argyle Texas Independent School District,
         $500,000           -   $500,000        zero coupon due 08/15/14                           $209,110           -    $209,110
                                              Alabama Housing Finance Authority
                                                 Single Family Mortgage Revenue
                                                 Collateralized Home Mortgage Program,
                -    $215,000    215,000         Series B-2, 6.40%, 04/01/25                              -    $219,569     219,569
                                               California Housing Finance Agency
                -   1,000,000  1,000,000         Revenue, Series H, 6.15%, 08/01/16                       -   1,014,750   1,014,750
                                              Camden Arkansas Pollution  Control,
          250,000           -    250,000        5.70% 09/01/12                                      244,860           -     244,860
                                              Central Pudget Sound Washington
                                                Regional,                                                             -
          225,000           -    225,000        5.25% due 02/01/13                                  216,864                 216,864
                                              Chicago, Illinois, Water
                -     500,000    500,000          Revenue, 6.50%, 11/01/15                                -     538,895     538,895
                                              Chicago, Illinois, Skyway Toll Bridging
                -     500,000    500,000          Revenue, 5.375%, 01/01/16                               -     467,895     467,895
                                              Colorado Health Facilities Authority,
          250,000           -    250,000        5.25% due 09/01/18                                  214,973           -     214,973
                                              Delaware Valley, Pennsylvania,
                                                  Regional Finance Authority
                -     500,000    500,000          Series A, 5.50%, 08/01/28                               -     473,080     473,080
                                              District of Columbia Refunding,
          250,000           -    250,000        5.50% due 06/01/09                                  253,708           -     253,708
                                              Elkhart County Hospital Authority,
          250,000           -    250,000        5.25% due 08/15/28                                  208,225           -     208,225
                                              Garland Texas,
          250,000           -    250,000        4.50% due 02/15/19                                  202,535           -     202,535
                                              Greenville Hospital Systems
                                                  Hospital Facilities Revenue,
                -     500,000    500,000          Series B, 5.70%, 05/01/12                               -     498,670     498,670
                                              Green River-Sweetwater-County Wyoming,
                                                Series B,
          230,000           -    230,000        4.50% due 03/01/14                                  221,508           -     221,508
                                              Harris County, Texas,
          225,000           -    225,000        4.50% due 10/01/09                                  209,428           -     209,428
                                              Honolulu Hawaii City & County,
          225,000           -    225,000        5.25% due 07/01/15                                  209,504           -     209,504
                                              Humphreys County, Tennessee,  Industrial
                                                 Development Board Solid Waste Disposal
                                                 Revenue (E.I. Du Pont De Nemours &
                -     450,000    450,000         Company Project), 6.70%, 05/01/24                        -     471,438     471,438
                                              Illinois Health Facilities Authority
                                                 Revenue (Hospital Association
                -     200,000    200,000         Project), 7.00%, 02/15/22                                -     214,538     214,538
                                              Illinois State Toll Highway Authority Toll,
          225,000           -    225,000        5.50% due 01/01/15                                  219,337           -     219,337
                                              Iowa Finance Authority Hospital Facility
                                                 Revenue Refunding (Trinity Regional
                -    $150,000   $150,000         Hospital Project), 7.00%, 07/01/12                       -    $161,442    $161,442

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS (continued)
                                              Irvine Ranch California Water District,
         $200,000           -    200,000        3.50% due 04/01/33                                 $200,000           -     200,000
                                              Kansas State Development Finance
                                                Authority Hospital Revenue,
          200,000           -    200,000        5.20% due 12/15/18                                  174,120           -     174,120
                                              Long Island Power Authority
                                                New York Electric,
          225,000           -    225,000        5.00% due 04/01/12                                  220,154           -     220,154
                                              Long Island Power Authority, New
                                                 York Electric Systems Revenue,
                -     250,000    250,000          5.125%, 04/01/12                                        -     239,460     239,460
                                              Louisiana Public Facilities Authority
                                                Hospital,
          250,000           -    250,000        5.50% due 08/15/19                                  219,705           -     219,705
                                              Louisiana Public Facilities Authority Hospital
                                                 Revenue Refunding (Touro Infirmary
                -    $500,000    500,000         Project), Series B, 6.125%, 08/15/23                     -    $479,430     479,430
                                              Lower Colorado River Authority
                                                Texas Revenue,
          200,000           -    200,000        5.25% due 01/01/15                                  191,708           -     191,708
                                              Lower Colorado River Authority
                                                Texas Revenue,
          250,000           -    250,000        6.00% due 05/15/10                                  262,548           -     262,548
                                              Maine State Housing Authority
                                                  Mortgage Purchase, Series A-4,
                -      25,000     25,000          6.375%,  11/15/12                                       -      25,376      25,376
                                              Massachusetts State Health & Educational
                                                Facilities Authority,
          225,000           -    225,000        5.25% due 07/01/14                                  210,544           -     210,544
                                              Massachusetts State Health & Educational
                                                Facilities Partners Healthcare System,
                                                Series B,
          200,000           -    200,000        5.13% due 07/01/19                                  173,488           -     173,488
                                              Michigan State Hospital Finance Authority
                                                Revenue Bonds, Series A,
          250,000           -    250,000        5.25% due 11/15/09                                  248,645           -     248,645
                                              Missouri State Health & Educational
                                                 Facilities Authority Revenue,
                -     500,000    500,000         6.25%, 02/15/11                                          -     524,377     524,377
                                              Missouri State Housing  Development
                                                Community Mortgage,
          500,000           -    500,000        zero coupon due 03/01/29                             85,065           -      85,065
                                              Nekoosa Wisconsin Pollution Control
                                                Nekoosa Papers, Inc.,
         $250,000           -   $250,000        5.35% due 07/01/15                                 $222,540           -    $222,540
                                              Nevada Housing Division, Single-Family
                -    $260,000    260,000         Program, B-2,  6.95%, 10/01/26                           -    $268,658     268,658
                                              Nevada Housing Division, Single-Family
                -     320,000    320,000         Program, Issue C,  6.35%, 10/01/12                       -     325,843     325,843

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS (continued)
                                              New Jersey Economic Development
                                                 Authority Water Facilities Revenue
                                                 (New Jersey American Water
                                                 Company, Incorporated Project),
                -     500,000    500,000          6.875%, 11/01/34                                        -     536,550     536,550
                                              New York State Local Government
                                                  Assistance Corporation, Series A,
                -   1,000,000  1,000,000          6.00%, 04/01/16                                         -   1,010,070   1,010,070
                                              New York State Dormitory Authority
                                                 Revenue, State University Educational
                -     500,000    500,000         Facilities, Series A, 6.25%, 05/15/08                    -     537,240     537,240
                                              New York State Environmental Facilities
                                                 Corporation Pollution Control Revenue
                                                 Refunding (IBM Corporation Project),
                -     580,000    580,000         7.125%, 07/01/12                                         -     601,100     601,100
                                              New York State Mortgage Agency,
          225,000           -    225,000        4.70% due 10/01/11                                  206,647           -     206,647
                                              New York State Mortgage Agency
                                                 Revenue, Series 40-A, 6.35%,
                -     630,000    630,000          04/01/21                                                -     633,414     633,414
                                              New York State Urban Development Corp.
                                                Revenue,
          225,000           -    225,000        5.00% due 04/01/09                                  220,525           -     220,525
                                              Ohio Building Authority Correctional
                                                Facilities,
         $250,000           -   $250,000        5.50% due 10/01/09                                 $255,940           -    $255,940
                                              Oklahoma Development Finance Authority
                                                Oklahoma-Pollution Control Revenue,
          250,000           -    250,000        4.88% due 06/01/14                                  246,770           -     246,770
                                              Philadelphia Pennsylvania,
          100,000           -    100,000        5.00% due 03/15/28                                   84,646           -      84,646
                                              Philadelphia Pennsylvania Gas Works,
          250,000           -    250,000        5.38% due 07/01/12                                  244,480           -     244,480
                                              Philadelphia, Pennsylvania,  Water
                                                  & Wastewater Revenue,
                -     500,000    500,000          6.25%, 08/01/12                                         -     533,530     533,530
                                              Pine Richland School District Pennsylvania,
          500,000           -    500,000        zero coupon due 09/01/23                            115,295           -     115,295
                                              Port Arthur, Texas,  Navy District,
                -  $1,000,000 $1,000,000         Zero Coupon, 03/01/10                                    -    $566,090    $566,090
                                              Port Portland Oregon Airport Revenue,
         $225,000           -    225,000        5.25% due 07/01/11                                 $222,089           -     222,089
                                              Public Highway Authority Colorado
                                                Sr. Series A,
          225,000           -    225,000        5.25% due 09/01/18                                  206,804           -     206,804
                                              South Carolina State
                                                Public Service Revenue,
          250,000           -    250,000        5.63% due 01/01/13                                  249,403           -     249,403
                                              Texas State Veterans Housing
                -      65,000     65,000         Assistance, 6.80%, 12/01/23                              -      67,649      67,649

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

          FACE AMOUNT                                                                                   MARKET VALUE
------------------------------------                                                         ----------------------------------
                  North                                                                                     North
  AGSPC2        American                                                                        AGSPC2    American
 Municipal      Municipal                                                                     Municipal   Municipal
 Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
 ---------      ---------   --------                                                          ---------   ---------   --------
                                        LONG-TERM INVESTMENTS (continued)
                                        Triborough Bridge & Tunnel Authority,
          -     100,000    100,000          Series Y, 5.5%, 01/01/17                                  -        97,074        97,074
                                        Victor California Elementary School District,
    200,000           -    200,000        zero coupon due 06/01/20                               57,810             -        57,810
                                        Virginia State Housing Development
                                           Authority Commonwealth Mortgage,
          -     300,000    300,000         Subseries I-1, 6.55%, 07/01/17                             -       305,481       305,481
                                        Washington County Ohio Hospital Revenue,
    175,000           -    175,000        5.38% due 09/01/18                                    160,708             -       160,708
                                        Washington State General Obligation,
          -     300,000    300,000          Series C, 5.50%, 07/01/16                                 -       290,748       290,748
                                        Wisconsin Housing & Economic
                                           Development Authority Home Ownership
          -     100,000    100,000         Revenue, Series D, 6.10%, 07/01/24                         -        97,052        97,052
                                        Wisconsin State Health & Educational
                                           Facilities Authority Revenue, Mercy
                                           Hospital of Janesville, Incorporated,
          -   1,000,000  1,000,000         6.60%, 08/15/22                                            -     1,016,250     1,016,250
                                        Wyandotte County Kansas University
                                          Government University,
    225,000           -    225,000        4.50% due 09/01/28                                    174,391             0       174,391
                                                                                                -------             -       -------
                                        TOTAL LONG-TERM INVESTMENTS                          $7,064,077   $12,215,669   $19,279,746
                                                                                             ----------   -----------   -----------
                                        (Cost $7,691,429, $12,203,621 and $19,895,050
                                        respectively)

                                        SHORT-TERM INVESTMENTS
                                        Missouri Higher Education Loan Authority,
   $200,000           -   $200,000        3.55% due 12/01/05                                   $200,000             -      $200,000
                                        Jasper County, Indiana, Pollution
                                            Control Revenue, Northern Indiana
                                            Public Service B,  3.50% due
          -     100,000    100,000          06/01/13                                                  -       100,000       100,000
                                                                                                      -       -------       -------

                                        TOTAL SHORT-TERM INVESTMENTS                           $200,000      $100,000      $300,000
                                                                                               --------      --------      --------
                                        (Cost $200,000, $100,000 and $300,000
                                        respectively)

                                        TOTAL INVESTMENTS                                    $7,264,077   $12,315,669   $19,579,746
                                                                                             ==========   ===========   ===========
                                        (Cost $7,891,429, $12,303,621 and $20,195,050
                                        respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Municipal Bond Fund and
      American General Series Portfolio Company 2 Municipal Bond Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Municipal Bond Fund ("NAF") (formerly the North American National Municipal Bond Fund) is a series of North American funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Municipal Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    4.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                            American General
                                                           Series Portfolio 2  North American
                                                              Money Market      Money Market       Pro-forma            Pro-forma
ASSETS:                                                           Fund               Fund          Adjustments           Combined
                                                           ------------------  --------------      -----------           --------
Investments in securities, at value ....................       $21,257,197       $20,023,054                             $41,280,251
Cash ...................................................                --               807                                     807
Receivables:
        Fund shares sold ...............................           560,605           345,198                                 905,803
        Interest .......................................             1,884            60,895                                  62,779
        From adviser ...................................                               5,717
Other assets ...........................................            43,000            67,310                                 110,310
                                                              ------------      ------------      ------------          ------------
               Total assets ............................        21,862,686        20,502,981                --            42,365,667

LIABILITIES:
Payables:                                                                                 --
        Fund shares redeemed ...........................           576,126         1,257,870                               1,833,996
        Dividends ......................................                              13,104
        Investment adviser .............................            37,207                --                                  37,207
        Custodian and transfer agent fees ..............                --               855                                     855
        Distribution fee ...............................             5,705                --                                   5,705
        Other accrued expenses .........................            57,749             6,054                                  63,803
                                                              ------------      ------------      ------------          ------------
               Total liabilities .......................           676,787         1,277,883                --             1,954,670

NET ASSETS .............................................       $21,185,899       $19,225,098                $0           $40,410,997
                                                              ============      ============      ============          ============

NET ASSETS CONSIST OF:
        Capital shares at par value of $.001 ...........          $211,859           $19,225         ($190,675)(1)           $40,409
        Additional paid-in capital .....................        20,974,040        19,205,873           190,675(1)         40,370,588
                                                              ------------      ------------      ------------          ------------

               Net assets ..............................       $21,185,899       $19,225,098                $0           $40,410,997
                                                              ============      ============      ============          ============

*Investments in securities, at identified cost .........       $21,257,197       $20,023,054                             $41,280,251
                                                              ------------      ------------                            ------------

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                            American General
                                                                                 Series
                                                                               Portfolio 2  North American
                                                                              Money Market   Money Market     Pro-forma    Pro-forma
                                                                                  Fund          Fund         Adjustments   Combined
                                                                            --------------  --------------   -----------   --------
Class A Shares
  Net assets at value ......................................................   $ 7,548,678   $ 6,029,946                 $13,578,624
  Shares outstanding .......................................................     7,548,678     6,029,890            --    13,578,568

Net asset value (NAV), offering price and redemption price per share .......   $      1.00   $      1.00                 $      1.00


Class B Shares
  Net assets at value ......................................................   $ 6,058,166   $ 4,550,981                 $10,609,147
  Shares outstanding .......................................................     6,058,166     4,550,563                  10,608,729

Net asset value, offering price and redemption price per share .............   $      1.00   $      1.00                 $      1.00

Class C Shares
  Net assets at value ......................................................   $        --   $ 8,644,171                 $ 8,644,171
  Shares outstanding .......................................................            --     8,643,100            --     8,643,100

Net asset value, offering price and redemption price per share .............   $        --   $      1.00                 $      1.00

Class I Shares
  Net assets at value ......................................................   $ 2,910,006             0                 $ 2,910,006
  Shares outstanding .......................................................     2,910,006             0            --     2,910,006

Net asset value, offering price and redemption price per share .............   $      1.00   $        --                 $      1.00

Class II Shares
  Net assets at value ......................................................   $ 4,669,049   $        --                 $ 4,669,049
  Shares outstanding .......................................................     4,669,049                          --     4,669,049

Net asset value, offering price and redemption price per share .............   $      1.00   $        --            --   $      1.00

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                  American General
                                                                        Series
                                                                     Portfolio 2   North American
                                                                     Money Market   Money Market      Pro-forma          Pro-forma
                                                                         Fund           Fund         Adjustments          Combined
                                                                  ---------------  --------------    -----------          --------
INVESTMENT INCOME:

   Interest .....................................................       $701,084      $1,097,161                         $1,798,245
                                                                     -----------     -----------     -----------        -----------

EXPENSES:

   Distribution for Class A .....................................          7,535               0          (7,535)(1)             --
   Distribution for Class B .....................................         34,961               0         (34,961)(1)             --
   Investment adviser fee .......................................         32,936          44,172          (6,587)(2)         70,521
   Custodian fee ................................................         16,342          36,192                             52,534
   Transfer agent fee ...........................................         34,592          70,210                            104,802
   Accounting/administration ....................................          8,229          34,090          (7,500)(3)         34,819
   Audit and legal fees .........................................          7,273          11,456          (6,000)(3)         12,729
   Miscellaneous ................................................         66,647          19,532         (50,000)(4)         36,179
                                                                     -----------     -----------     -----------        -----------
   Expenses before reimbursement by investment  adviser .........        208,515         215,652        (112,583)           311,584

   Reimbursement of expenses by investment adviser ..............        (95,505)       (105,222)         65,583(5)        (135,144)
                                                                     -----------     -----------     -----------        -----------

            Net expenses ........................................        113,010         110,430         -47,000            176,440
                                                                     -----------     -----------     -----------        -----------

            Net investment income/(loss) ........................        588,074         986,731          47,000          1,621,805
                                                                     -----------     -----------     -----------        -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ...................................             --             572              --                572
                                                                     -----------     -----------     -----------        -----------

Net increase in net assets resulting from operations ............       $588,074        $987,303         $47,000         $1,622,377
                                                                     -----------     -----------     -----------        -----------

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.



                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    COMMERCIAL PAPER
                                                    ----------------
                                                    Abbott Laboratories,
          $607,000             -      $607,000         5.19% due 11/03/99                   $606,825             -      $606,825
                                                    Albertson's, Inc.,
           700,000             -       700,000         5.39% due 07/14/00                    699,296             -       699,296
                                                    Aon Corp.,
           800,000             -       800,000         5.92% due 01/26/00                    788,649             -       788,649
                                                    Assoc. Corp. of North America:
           311,000             -       311,000         5.67% due 01/13/00                    307,380             -       307,380
           500,000             -       500,000         5.28% due 11/23/99                    498,383             -       498,383
                                                    Baxter International, Inc.,
           650,000             -       650,000         5.58% due 01/18/00                    641,547             -       641,547
                                                    Bellsouth Telecom., Inc.,
           711,000             -       711,000         5.62% due 01/19/00                    702,128             -       702,128
                                                    Canada Government,
                 -    $1,000,000     1,000,000          5.50% due 01/24/00                         -      $987,167       987,167
                                                    Canadian Wheat Board,
                 -     1,000,000     1,000,000          5.67% due 02/14/00                         -       983,462       983,462
                                                    Caterpillar Financial Services,
           231,000             -       231,000         5.80% due 02/28/00                    226,563             -       226,563
                                                    Ciesco, L.P.,
           504,000             -       504,000         5.35% due 11/12/99                    500,627             -       500,627
                                                    CIT Group Holdings, Inc.,
           100,000             -       100,000         5.30% due 12/09/99                     99,440             -        99,440
                                                    Coca Cola Co.,
           625,000             -       625,000         5.13% due 11/10/99                    623,371             -       623,371
                                                    Colgate-Palmolive Co.,
           748,000             -       748,000         5.28% due 11/04/99                    747,670             -       747,670
                                                    Conectiv, Inc.,
           250,000             -       250,000         6.30% due 01/28/00                    246,123             -       246,123
                                                    Cooper Industries, Inc.,
           193,000             -       193,000         5.34% due 11/01/99                    193,000             -       193,000
                                                    Eastman Kodak Co.,
           780,000             -       780,000         5.30% due 12/07/99                    775,850             -       775,850
                                                    Emerson Electric,
                 -     1,000,000     1,000,000          5.22% due 11/03/99                         -       999,710       999,710
                                                    E.I. du Pont de Nemours & Co.,
           751,000             -       751,000         5.65% due 02/25/00                    737,213             -       737,213
                                                    Export Development Corp.,
                 -     1,000,000     1,000,000          5.50% due 02/10/00                         -       984,569       984,569
                                                    Ford Motor Credit Co.,
           717,000             -       717,000         5.22% due 12/13/99                    710,539             -       710,539
                                                    Fortune Brands,
           800,000             -       800,000         5.90% due 02/18/00                    785,683             -       785,683
                                                    General Electric Capital Corp.,
                       1,000,000     1,000,000          5.25% due 11/01/99                         -     1,000,000     1,000,000
                                                    General Electric Capital Corp.,
           504,000             -       504,000         5.71% due 02/10/00                    495,848             -       495,848
                                                    General Electric Capital
                                                      Services, Inc.,
           226,000             -       226,000         5.72% due 02/07/00                    222,450             -       222,450

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    COMMERCIAL PAPER (continued)
                                                    General Motors Acceptance Corp.,
          $762,000             -      $762,000         5.93% due 02/17/00                   $757,414             -      $757,414
                                                    Goldman Sachs Group LP,
                 -    $1,000,000     1,000,000         5.30% due 11/22/99                          -      $996,908       996,908
                                                    GTE Corp.,
           441,000             -       441,000         5.33% due 11/22/99                    439,627             -       439,627
                                                    Hewlett Packard Co.,
           811,000             -       811,000         5.27% due 11/09/99                    810,047             -       810,047
                                                    H.J. Heinz Co.,
                       1,000,000     1,000,000         5.27% due 11/09/99                          -       998,829       998,829
                                                    Household Finance Corp.,
           660,000             -       660,000         5.10% due 11/02/99                    659,905                     659,905
                                                    Jefferson-Pilot Corp.,
           657,000             -       657,000         5.70% due 02/02/00                    647,198             -       647,198
                                                    Lucent Technology, Inc.,
                 -     1,000,000     1,000,000         5.29% due 11/29/99                          -       995,886       995,886
                                                    Mattel, Inc.,
           600,000             -       600,000         5.33% due 12/01/99                    597,296             -       597,296
                                                    Merrill Lynch & Co.,
           800,000             -       800,000         5.96% due 01/31/00                    787,928             -       787,928
                                                    Morgan Stanley Dean Witter Discover,
           788,000             -       788,000         5.75% due 01/27/00                    776,990             -       776,990
                                                    Paccar Financial Corp.,
                 -     1,000,000     1,000,000         5.29% due 11/12/99                          -       998,384       998,384
                                                    Pitney Bowes, Inc.,
           564,000             -       564,000         5.28% due 12/16/99                    560,267             -       560,267
                                                    PPG Industries, Inc.,
           800,000             -       800,000         5.28% due 11/05/99                    799,529             -       799,529
                                                    R. R. Donnelley and Sons Co.,
           437,000             -       437,000         5.29% due 11/12/99                    436,292             -       436,292
                                                    Sears Roebuck Acceptance Corp.,
           702,000             -       702,000         5.14% due 11/01/99                    700,764             -       700,764
                                                    Sara Lee Corp.,
                 -     1,000,000     1,000,000         5.28% due 11/08/99                          -       998,973       998,973
                                                    Southern California Edison Co.,
           789,000             -       789,000         5.15% due 11/08/99                    782,991             -       782,991
                                                    United Parcel Service,
                 -     1,000,000     1,000,000         5.25% due 12/01/99                          -       995,625       995,625
                                                    Wal-Mart Stores, Inc.,
           711,000             -       711,000         5.30% due 11/16/99                    708,195             -       708,195
                                                    Walt Disney Co.,
           763,000             -       763,000         4.78% due 11/09/99                    755,664             -       755,664
                                                                                             -------                     -------
                                                    TOTAL COMMERCIAL PAPER               $20,828,692   $10,939,513   $31,768,205
                                                                                         -----------   -----------   -----------

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    U.S. GOVERNMENT BONDS
                 -    $2,000,000    $2,000,000        5.545% disc note due 06/09/00                -    $2,000,000    $2,000,000
                 -     1,500,000     1,500,000        5.595% disc note due 01/21/00                -     1,500,000     1,500,000
                 -     1,000,000       997,013        5.12% disc note due 11/22/99                 -       997,013       997,013
                 -     1,000,000             -        5.425% due 11/18/99                          -     1,000,000     1,000,000
                 -     1,000,000             -        4.685% due 02/10/00                          -       986,856       986,856
                 -     2,000,000             -        4.790% due 03/09/00                          -     1,965,672     1,965,672
                                                                                                         ---------     ---------
                                                    TOTAL US. S. GOVERNMENT BONDS                  -    $8,449,541    $8,449,541
                                                                                                        ----------    ----------

                                                    REPURCHASEMENT AGREEMENT
                                                    Repurchase Agreement with
                                                      State Street Bank & Trust
                                                      Company dated 10/29/99 at
                                                      5.17%, to be repurchased
                                                      at $634,273 on 11/01/99,
                                                      collateralized by $620,000
                                                      U.S. Treasury Bonds, 8.25%
                                                      due 05/15/05 (valued at
                 -      $634,000      $634,000        $659,356, including interest)                -      $634,000      $634,000

                                                    FOREIGN BONDS
          $431,000             -      $431,000       Province of British Columbia,
                                                       5.28% due 12/10/99                   $428,505             -      $428,505
                                                                                            --------                    --------

                                                    TOTAL INVESTMENTS                    $21,257,197   $20,023,054   $41,280,251
                                                                                         ===========   ===========   ==========

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Money Market Fund and
      American General Series Portfolio Company 2 Money Market Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Money Market Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Money Market Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

                              NORTH AMERICAN FUNDS
                                   FORM N-14
                                     PART C

                               OTHER INFORMATION

Item 15. Indemnification

   Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement Form N-1A (filed on March 2, 2000) (Registration Nos. 33-27958 and 811-5797).

Item 16. Exhibits

 (1)(a) Amended and Restated Agreement and Declaration of Trust (the
        "Declaration of Trust") dated February 18, 1994. (8)

    (b) Declaration of Trust Amendment--Establishment of Designation of
        Additional Series of Shares for the International Growth and Income
        Fund, dated December 28, 1994. (8)

    (c) Declaration of Trust Amendment--Establishment and Designation of
        Classes A, B and C, dated March 17, 1994. (8)

    (d) Declaration of Trust Amendment--Establishment and Designation of
        Additional Series of Shares for the Growth Equity, International Small
        Cap, and Small/Mid Cap Funds, dated February 28, 1996. (8)

    (e) Declaration of Trust Amendment--Redesignation of Series of Shares of
        Beneficial Interest known as the Growth Fund, dated February 28, 1996.
        (8)

    (f) Declaration of Trust Amendment--Redesignation of Series of Shares of
        Beneficial Interest known as the Global Growth Fund and the Asset
        Allocation Fund, dated October 1, 1996. (8)

    (g) Declaration of Trust Amendment--Establishment of the Tax-Sensitive
        Equity Fund and Emerging Growth Fund series. (10)

    (h) Declaration of Trust Amendment--Establishment of 11 additional Series of Shares and 2 additional Classes of Shares. (13)

 (2)    By-Laws of North American Funds--previously filed as Exhibit (b)(2) to
        North American Funds initial registration statement on Form N-1A (File
        No. 33-27058) dated April 5, 1989. (10)

 (3)    None.

 (4)    Form of Agreement and Plan of Reorganization--filed as Appendix A to
        Part A hereof.

 (5)(a) Article IV (Shares) and Article V (Shareholders' Voting Powers and
        Meetings) of the Declaration of Trust.

    (b) Article 2 (Shareholders) and Article 9 (Issuance of Share Certificates) of the By-Laws.

 (6)(a) Interim Investment Advisory Agreement between North American Funds and
        American General Asset Management Corp., dated March 10, 2000. (13)

    (b) Interim Subadvisory Agreement between American General Asset Management
        Corp. and American General Investment Management, L.P., dated March 10,
        2000. (13)

    (c) Subadvisory Agreement between American General Asset Management Corp.
        and Wellington Management Company, dated March 10, 2000. (13)

    (d) Subadvisory Agreement between American General Asset Management Corp.
        and Morgan Stanley Dean Witter Investment Management Inc., dated March
        10, 2000. (13)

    (e) Subadvisory Agreement between American General Asset Management Corp.
        and INVESCO Funds Group, Inc., dated March 10, 2000. (13)


    (f)  Subadvisory Agreement between American General Asset Management Corp.
         and Founders Asset Management LLC, dated March 10, 2000. (13)

    (g)  Subadvisory Agreement between American General Asset Management Corp.
         and T. Rowe Price Associates, Inc., dated March 10, 2000. (13)

    (h)  Subadvisory Agreement between American General Asset Management Corp.
         and Neuberger Berman Management Inc., dated March 10, 2000. (13)

    (i)  Subadvisory Agreement between American General Asset Management Corp.
         and Credit Suisse Asset Management, LLC, dated March 10, 2000. (13)

 (7)(a)  Distribution Agreement between North American Funds and American
         General Funds Distributors, Inc., dated March 10, 2000. (13)

    (b)  Most Recent Form of Dealer Agreement Among American General Funds
         Distributors, Inc. and Selected Broker-Dealers. (13)

 (8)     None.

 (9)(a)  Custodian Agreement Between North American Funds and Boston Safe
         Deposit and Trust Company. (1)

    (b) Custodian Agreement Between North American Funds and State Street Bank and Trust Company. (1)

    (c)  Transfer and Shareholder Services Contract Between North American
         Funds and State Street Bank and Trust Company. (1)

    (d)  Forms of Sub-Custodian Agreements Between State Street Bank and Trust
         Company and the Bank of New York, Chemical Bank and Bankers Trust. (5)

 (10)(a) Amended and Restated Rule 12b-1 Distribution Plan for Class A shares dated September 26, 1997. (9)

    (b) Amended and Restated Rule 12b-1 Distribution Plan for Class B shares dated September 26, 1997. (9)

    (c) Amended and Restated Rule 12b-1 Distribution Plan for Class C shares dated September 26, 1997. (9)

    (d)  Amended and Restated Rule 18f-3 plan dated February 27, 2000. (13)

 (11) Form of opinion and consent of counsel as to legality of securities being registered. (14)

 (12)    Opinion of counsel as to tax matters. (15)

 (13)    None.

 (14)(a) Consent of PricewaterhouseCoopers LLP. (14)

    (b)  Consent of Ernst & Young LLP. (14)

 (15)    None.

 (16)(a) Power of Attorney. (13)

    (b)  Power of Attorney. (13)

 (17)    Form of Proxy. (14)

--------
(1) Previously filed as Exhibit to North American Funds' initial registration statement on Form N-1A No. 33-27958 dated November 1, 1991.
(2) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

(3) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.
(4) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.
(5) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.
(6) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 21 on Form N-1A (File No. 33-27958) dated December 15, 1995.
(7) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 22 on Form N-1A (File No. 33-27958) dated February 23, 1996.
(8) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 25 on Form N-1A (File No. 33-27958) dated December 30, 1996.
(9) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 26 on Form N-1A (File No. 33-27958) dated October 17, 1997.
(10) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 27 on Form N-1A (File No. 33-27958) dated December 30, 1997.
(11) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 28 on Form N-1A (File No. 33-27958) dated December 18, 1998.
(12) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 29 on Form N-1A (File No. 33-27958) dated March 1, 1999.
(13) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 32 on Form N-1A (File No. 33-27958) dated March 17, 2000.
(14) Filed herewith.
(15) To be filed by post-effective amendment.

Item 17. Undertakings

   (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and that the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

   As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and State of Massachusetts on the 27th day of March, 2000.

                                          NORTH AMERICAN FUNDS

                                          By: _________________________________
                                                            *
                                             Alice T. Kane, President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

            Signature                          Title                       Date
            ---------                          -----                       ----
                *                  Trustee                            March 27, 2000
_________________________________
      William F. Achtmeyer

                *                  Trustee                            March 27, 2000
_________________________________
          Don B. Allen

                *                  Trustee                            March 27, 2000
_________________________________
        William F. Devin

                *                  Trustee; Chairman; President       March 27, 2000
_________________________________   and Principal Executive
          Alice T. Kane             Officer

                *                  Trustee                            March 27, 2000
_________________________________
        Kenneth J. Lavery

                *                  Treasurer; Principal               March 27, 2000
_________________________________   Financial and Accounting
         Thomas J. Brown            Officer

*By: /s/ John I. Fitzgerald
_________________________________
     John I. Fitzgerald
      Attorney-in-Fact

                                 EXHIBIT INDEX

 Exhibit No. Exhibit Name
 ----------- ------------
  (11)       Form of opinion of Ropes & Gray.

  (14)(a)    Consent of PricewaterhouseCoopers LLP.

      (b)    Consent of Ernst & Young LLP.

  (17)       Form of Proxy.